                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-07443

  NAME OF REGISTRANT:                                                    VANGUARD WHITEHALL FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          OCTOBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2009 - JUNE 30, 2010

  FUND:   VANGUARD INTERNATIONAL EXPLORER FUND

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  ISSUER:                  ABOITIZ EQUITY VENTURES INC

  TICKER:                  N/A                 CUSIP:   Y0001Z104

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Call to order                                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the proof of notice of meeting           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve to determine of quorum                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the minutes of the previous                ISSUER            YES             FOR                  FOR

stockholder's meeting held lat 18 MAY 2009

PROPOSAL #5: Approve presentation of the president's         ISSUER            YES             FOR                  FOR

report

PROPOSAL #6: Approve the 2009 annual report and                 ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #7: Approve delegation of the authority to          ISSUER            YES             FOR                  FOR

elect the Company's external Auditors for 2010 to the

 Board of Directors

PROPOSAL #8: Ratify the Acts, resolutions and                     ISSUER            YES             FOR                  FOR

proceedings of the Board of Directors, Corporate

Officers and Management in 2009 up to17 MAY 2010

PROPOSAL #9: Approve the Director's compensation and         ISSUER            YES             FOR                  FOR

per DIEM for 2010

PROPOSAL #10.1: Election of Jon Ramon Aboitiz as a            ISSUER            YES             FOR                  FOR

Member of the Board of Directors of the

PROPOSAL #10.2: Election of Erramon I. Aboitiz as a          ISSUER            YES             FOR                  FOR

Member of the Board of Directors of the

PROPOSAL #10.3: Election of Roberto E. Aboitiz as a          ISSUER            YES             FOR                  FOR

Member of the Board of Directors of the

PROPOSAL #10.4: Election of Enrique M. Aboitiz, Jr.          ISSUER            YES             FOR                  FOR

as a Member of the Board of Directors of

PROPOSAL #10.5: Election of Justo A. Ortiz as a                 ISSUER            YES             FOR                  FOR

Member of the Board of Directors of the

PROPOSAL #10.6: Election of Antonio R. Moraza as a            ISSUER            YES             FOR                  FOR

Member of the Board of Directors of the

PROPOSAL #10.7: Election of Roberto R. Romulo as a            ISSUER            YES             FOR                  FOR

Member of the Board of Directors of the

PROPOSAL #10.8: Election of Justice Jose C. Vitug as         ISSUER            YES             FOR                  FOR

a Member of the Board of Directors of

PROPOSAL #10.9: Election of Stephen Cuunjieng as a            ISSUER            YES             FOR                  FOR

Member of the Board of Directors of the

PROPOSAL #11: Other business                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #12: Adjournment                                                         ISSUER            YES             FOR                  FOR

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  ISSUER:                  ACCORDIA GOLF CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J00075101

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

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  ISSUER:                  ACEA SPA, ROMA

  TICKER:                  N/A                 CUSIP:   T0040K106

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint 3 Directors                                           ISSUER            YES             FOR                  FOR

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  ISSUER:                  ACINO HOLDING AG, BASEL

  TICKER:                  N/A                 CUSIP:   H0026L105

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the business repor 2009;                   ISSUER            YES             FOR                  FOR

reports by the Auditing Agency

PROPOSAL #2.: Approve the distribution of a dividend         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Grant discharge to the Supervisory                ISSUER            YES             FOR                  FOR

Board and the Corporate Management

PROPOSAL #4.: Election of the Auditing Agency                      ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the elections to the                          ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #6.: Approve the authorized share capital             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7.: Amend the Articles of Association                 ISSUER            YES             FOR                  FOR

according to the new Bucheffekten Act [BEG]

PROPOSAL #8.: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

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  ISSUER:                  AEA TECHNOLOGY PLC

  TICKER:                  N/A                 CUSIP:   G0103X114

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts         ISSUER            YES             FOR                  FOR

of the Company for the YE 31 MAR 2009 together with

the reports of the Directors and the Auditors

PROPOSAL #2.: Receive and approve the Directors'                ISSUER            YES             FOR                  FOR

remuneration report for the YE 31 MAR 2009 as set out

 in the annual financial report

PROPOSAL #3.: Re-elect Leslie Atkinson as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #4.: Re-elect Andrew McCree as a Director of        ISSUER            YES         AGAINST           AGAINST

 the Company

PROPOSAL #5.: Elect Gwen Ventris as a Director of the        ISSUER            YES         AGAINST           AGAINST

 Company

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company, to hold office until

the conclusion of the next general meeting at which

accounts are laid before the Company

PROPOSAL #7.: Authorize the Directors to agree the            ISSUER            YES             FOR                  FOR

remuneration of the Auditors of the Company

PROPOSAL #8.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital of the Company from GBP 38,500,000 to

GBP 46,597,804 by creation of 66,254,760 ordinary

shares of 12 2/9 pence

PROPOSAL #9.: Approve to renew the authority                       ISSUER            YES             FOR                  FOR

conferred on the Director by Article 9.2 of the

Company's Articles of Association for the period

ending on the conclusion of the Company's AGM in

2010, or 30 SEP 2010, whichever is the earlier, and

that for such period the Section 80 Amount shall be

GBP 9.31 9,541; and authorize the Directors, subject

to the passing of Resolution 8 above, in addition to

the amount pursuant to and in accordance with Section

 80 of the Companies Act 1985 [the 1985 Act], to

allot relevant securities [section 80(2) of the 1985

Act] comprising equity securities [Section 94(2) of

the 1985 Act] up to a further nominal amount of GBP

9,319,541 in connection with an offer by way of a

right issue, [Authority expires at the earlier of the

 conclusion of the Company AGM in 2010, or 30 SEP

2010]; the Company may make offers and enter into

agreements during the relevant period which would, or

 might, require relevant securities to be allotted

after the authority ends the authorities In this

resolution apply in substitution for all previous

authorities pursuant to Section 80 of the 1985 Act

PROPOSAL #S.10: Approve to renew, subject to and                ISSUER            YES             FOR                  FOR

conditional upon the passing of Resolution 9, the

authority conferred by Paragraph 9.3 and the

Director's powers to allot, of the Company's Articles

 of Association; [Authority expires earlier the

conclusion of the Company's AGM in 2010 or 30 SEP

2010]; and that for such period the Section 89 amount

 shall be GBP 1,397,913; subject to the passing of

Resolution 9 above and to paragraph of resolution 9

becoming effective, authorize the Directors to allot

equity securities [Section 94(2) of the 1985 Act]

wholly for cash pursuant to the authority given by

paragraph (b) of Resolution 9 above In connection

with a rights issue as if Section 89(1) of the 1985

Act did not apply to such allotment; [Authority

expires at the earlier of the conclusion of the

Company's AGM in 2010, or 30 SEPT 2010]; and the

Company may make offers and enter Into agreements

during this period which would, or might, require

equity securities to be allotted after the power ends

 and the Board of Directors may allot equity

securities under any such offer or agreement as if

PROPOSAL #S.11: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

Section 166 of the Companies Act 1985 [the Act], to

make market purchases [Section 163(3) of the Act], of

 up to a maximum of 22,874,940 ordinary shares of GBP

 12 2/9 pence each [10% of the Company's expected

issued share capital at the date of this AGM], of

minimum price 12 2/9 pence each or more than 5% above

 the average of the middle market quotations per

share derived from the London Stock Exchange Daily

Official List for the 5 business days; [Authority

expires the earlier of the conclusion next AGM of the

 Company 2010 or 30 SEP 2010]; and the Company to

enter into any contract for the purchase of its own

shares which might be executed wholly or partly after

PROPOSAL #S.12: Approve that a general meeting of the        ISSUER            YES             FOR                  FOR

 Company other than an AGM may be called on not less

than 14 clear days notice

PROPOSAL #13.: Authorize the Company and which are            ISSUER            YES             FOR                  FOR

subsidiaries of the Company at any time during the

period for which this resolution has effect be

authorized for the purposes of Part 14 of the

Companies Act 2006 [the 2006 Act] during the period

from the date of the passing of this resolution and

the conclusion of the Company's AGM in 2010, or 30

September 2010, whichever is the earlier: i) to make

political donations to political parties, and/or

independent election candidates; ii)to make political

 donations to political organizations other than

political parties and iii) to incur political

expenditure, up to an aggregate amount of GBP

100,000; b)all existing authorizations and approvals

relating to political donations or expenditure under

part 14 of the 2006 Act of the 2006 Act without

prejudice to any donation made or expenditure

incurred prior to the date; c) word and expressions

defined for the purpose of the 2009 Act shall have

same meaning in this resolution

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  ISSUER:                  AEGEAN AIRLINES SA

  TICKER:                  N/A                 CUSIP:   X18035109

  MEETING DATE:      10/6/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors                       ISSUER             NO              N/A                  N/A

resolution to alter the raised funds use timeline

included on the Company's information bulletin dated

06 JUN 2007 for the listing of its shares in Athens

Exchange

PROPOSAL #2.: Approve the Company's contracts with            ISSUER             NO              N/A                  N/A

third parties in accordance with Article 23A of law

2190/20

PROPOSAL #3.: Other issues                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AEGEAN AIRLINES SA

  TICKER:                  N/A                 CUSIP:   X18035109

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company's annual financial          ISSUER             NO              N/A                  N/A

statements for 2009 along with Board of Directors and

 the Chartered Auditors' reports, disposal of profits

PROPOSAL #2: Approve the dismissal of Board of                   ISSUER             NO              N/A                  N/A

Directors and the Auditors from every responsibility

for 2009

PROPOSAL #3: Election of ordinary and substitute                ISSUER             NO              N/A                  N/A

Chartered Auditor for 2010 and approve their

remuneration

PROPOSAL #4: Approve the Board of Directors salaries         ISSUER             NO              N/A                  N/A

for 2009 and determine them for 2010

PROPOSAL #5: Approve the profits disposal                             ISSUER             NO              N/A                  N/A

PROPOSAL #6: Various issues                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AICA KOGYO COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J00252106

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Issuance of Share Acquisition            ISSUER            YES             FOR                  FOR

Rights as Stock Options to Directors

PROPOSAL #5: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

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  ISSUER:                  AIR BERLIN PLC, RICKMANSWORTH

  TICKER:                  N/A                 CUSIP:   G0177R100

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts of the Company for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009, the report of the Auditors

thereon and the report of the Directors for the YE 31

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Re-elect Joachim Hunold as a Director of        ISSUER            YES         AGAINST           AGAINST

 the Company in accordance with Article 147 of the

Company's Articles of Association with effect from

the end of the meeting

PROPOSAL #4: Re-elect Dr. Hans-Joachim Korber as a            ISSUER            YES             FOR                  FOR

Director of the Company in accordance with Article

147 of the Company's Articles of Association with

effect from the end of the meeting

PROPOSAL #5: Re-elect Hartmut Mehdorn as a Director          ISSUER            YES             FOR                  FOR

of the Company in accordance with Article 146 of the

Company's Articles of Association with effect from

the end of the meeting

PROPOSAL #6: Re-elect Peter Oberegger as a Director          ISSUER            YES             FOR                  FOR

of the Company in accordance with Article 146 of the

Company's Articles of Association with effect from

the end of the meeting

PROPOSAL #7: Re-appoint KPMG Audit Plc as the                     ISSUER            YES             FOR                  FOR

Company's Auditors until the conclusion of the next

general meeting of the Company at which accounts are

laid

PROPOSAL #8: Authorize the Directors to agree on the         ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #9: Authorize the Company, and any Company          ISSUER            YES             FOR                  FOR

which is or becomes a subsidiary of the Company

during the period to which this Resolution relates,

to (a) make donations to political parties and

independent election candidates; (b) make donations

to political organizations other than political

parties and (c) incur political expenditure, during

the period commencing on the date of this resolution

and ending on the date of the Company's next AGM,

provided that in each case any such donations and

expenditure made by the Company or by any such

subsidiary shall not exceed GBP 100,000 (or its Euro

equivalent) per Company and together with those made

by any such subsidiary and the Company shall not in

the aggregate exceed GBP 100,000 (or its Euro

PROPOSAL #S.10: Amend, with effect from the                        ISSUER            YES             FOR                  FOR

conclusion of this AGM, the Articles of Association

of the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as part of the Company's Articles of

Association; and adopt the Articles of Association

produced to the meeting as the Articles of

Association of the Company in substitution for, and

to the exclusion of, the existing Articles of

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  ISSUER:                  ALEXON GROUP PLC

  TICKER:                  N/A                 CUSIP:   ADPV11137

  MEETING DATE:      7/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual financial statements        ISSUER            YES             FOR                  FOR

 for the 53 weeks to 31 JAN 2009, together with the

reports of the Directors and the Auditors thereon

PROPOSAL #2.: Re-appoint Mr. J. McNally as a Director        ISSUER            YES             FOR                  FOR

 of the Company, in accordance with Article 111 of

the Company's Articles of Association since the last

PROPOSAL #3.: Re-appoint Mr. P. Redhead as a Director        ISSUER            YES             FOR                  FOR

 of the Company, in accordance with Article 111 of

the Company's Articles of Association since the last

PROPOSAL #4.: Re-appoint Mr. A. Moulds as a Director         ISSUER            YES             FOR                  FOR

of the Company, in accordance with Article 111 of the

 Company's Articles of Association since the last AGM

PROPOSAL #5.: Re-appoint Mr. R. Handover as a                     ISSUER            YES             FOR                  FOR

Director of the Company, in accordance with Article

107 of the Company's Articles of Association

PROPOSAL #6.: Re-appoint Mr. R. Piggott as a Director        ISSUER            YES             FOR                  FOR

 of the Company, in accordance with Article 107 of

the Company's Articles of Association

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company

PROPOSAL #8.: Authorize the Directors to set the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #9.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the 53 weeks ended on 31 JAN 2009

PROPOSAL #10.: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

ordinary share capital of the Company from GBP

8,226,636,875 to GBP 9,412,861.125 by the creation of

 9,489,795 ordinary shares of 12.5 each identical and

 ranking pari passu with the existing authorized but

unissued shares of 12.5p each in the capital of the

Company

PROPOSAL #11.: Authorize the Directors, for the                 ISSUER            YES             FOR                  FOR

purposes of Section 80 of the Companies Act 1985 [the

 Act], to allot relevant securities [within the

meaning of Section 80(2) of the Act] up to an

aggregate nominal amount of GBP 1,896,945; comprising

 equity securities [Section 94 of the Act] up to an

aggregate nominal amount of GBP 3,723,890 in

connection with or pursuant to an offer or invitation

 by way of a right issue in favor of holders of

ordinary shareholders; [Authority expires the earlier

 of the conclusion of the AGM of the Company in 2010

or 31 JUL 2010]; and the Directors may allot relevant

 securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

PROPOSAL #S.12: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 11 and pursuant to Section

95(1) of the Companies Act 1985 [the Act], to allot

equity securities [as specified in Section 94 of the

Act] for cash pursuant to the authority conferred by

that Resolution; and sell relevant shares [as

specified in Section 94(5) of the said Act] in the

Company if, immediately before the sale such shares

are held by the Company as treasury shares [as

specified in Section 94(3A) of the said Act]

[Treasury Shares] for cash [as specified in Section

162D(2) of the Act], disapplying the statutory pre-

emption rights [Section 89(1) of the said Act,

provided that this power is limited to the allotment

of equity securities and the sale of treasury shares:

 a) in connection with a rights issue, open offer or

any other pro-emptive offer in favor of ordinary

shareholders; and b) up to an aggregate nominal

amount of GBP 284,448.50; [Authority expires the

earlier of the conclusion of the AGM of the Company

in 2010 or 31 JUL 2010]; and the Directors to allot

equity securities after the expiry of this authority

in pursuance of such an offer or agreement made prior

PROPOSAL #S.13: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 166 of the Companies Act 1985, to

 make market purchases [within the meaning of Section

 163(3) of the Act] of up to 4,551,177 [representing

approximately 10% of the issued ordinary share

capital at 31 JAN 2009] of 12.5p each in the capital

of the Company, at a minimum price of 12.5p and up to

 105% of the average middle market quotations for

such shares derived from the Daily Official List of

the London Stock Exchange Plc, over the previous 5

business days; [Authority expires the earlier of the

conclusion of the AGM in 2010 or 31 DEC 2010]; the

Company, before the expiry, may make a contract to

purchase ordinary shares which will or may be

executed wholly or partly after such expiry

PROPOSAL #S.14: Approve that the general meeting of          ISSUER            YES             FOR                  FOR

the Company [other than an AGM] may be called on not

less than 14 clear days notice

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  ISSUER:                  ALEXON GROUP PLC

  TICKER:                  N/A                 CUSIP:   ADPV11137

  MEETING DATE:      3/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Directors to i) allot new         ISSUER            YES             FOR                  FOR

ordinary shares for the purposes of the capital

raising and ii) grant the warrants

PROPOSAL #S.2: Approve to display statutory pre-                ISSUER            YES             FOR                  FOR

emption rights in relation to the capital raising

PROPOSAL #3: Approve the issue price per new ordinary        ISSUER            YES             FOR                  FOR

 share representing a discount of more than 10% to

the middle market price of the existing ordinary

shares at the time of announcing the capital raising

PROPOSAL #4: Amend the Articles of Association of the        ISSUER            YES             FOR                  FOR

 Company by deleting Paragraph 5 of the Memorandum of

 Association to benefit from the abolition of

authorized share capital under the Companies Act 2006

 to enable the Company to issue the new ordinary

shares and the ordinary shares which are the subject

of the warrants

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  ISSUER:                  ALEXON GROUP PLC

  TICKER:                  N/A                 CUSIP:   ADPV11137

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual financial         ISSUER            YES             FOR                  FOR

report

PROPOSAL #2.: Re-appoint J. Boyle as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint J. McNally as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-appoint R. Handover as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company

PROPOSAL #6.: Authorize the Directors to set the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #7.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report

PROPOSAL #8.: Grant authority to allot additional              ISSUER            YES             FOR                  FOR

equity securities

PROPOSAL #s.9: Approve to disapply the pre-emption            ISSUER            YES             FOR                  FOR

rights

PROPOSAL #s.10: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of its own ordinary shares

PROPOSAL #s.11: Amend the Company's Articles of                 ISSUER            YES             FOR                  FOR

Association

PROPOSAL #s.12: Authorize the Company to set a                   ISSUER            YES             FOR                  FOR

minimum notice period of a general meeting

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  ISSUER:                  ALTEN, BOULOGNE-BILLANCOURT

  TICKER:                  N/A                 CUSIP:   F02626103

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual accounts and                   ISSUER            YES             FOR                  FOR

transactions for the YE 2009 and grant discharge to

the Directors

PROPOSAL #O.2: Approve the allocation of result                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the YE 2009

PROPOSAL #O.4: Approve the special report by the                ISSUER            YES         AGAINST           AGAINST

Statutory Auditors covering regulated agreements and

commitments; approve and ratify these agreements,

regulated by Articles L. 225-38 et seq. of the Code

de Commerce

PROPOSAL #O.5: Approve the renewal of Mr. Gerald                ISSUER            YES         AGAINST           AGAINST

Attia's appointment as the Director

PROPOSAL #O.6: Approve the redemption by the Company         ISSUER            YES             FOR                  FOR

of its own shares

PROPOSAL #E.7: Authorize the Board of Directors, for         ISSUER            YES             FOR                  FOR

the purpose of canceling shares redeemed by the

Company pursuant to the scheme set out in Articles L.

 225-209 of the Code de Commerce

PROPOSAL #E.8: Approve the delegation of powers for          ISSUER            YES         AGAINST           AGAINST

the purpose of issuing share subscription warrants

reserved for a category of persons

PROPOSAL #E.9: Grant authority for the purpose of              ISSUER            YES         AGAINST           AGAINST

allocating shares free of charge to salaried members

of staff and or certain Executive Directors

PROPOSAL #E.10: Approve the delegation of powers for         ISSUER            YES             FOR                  FOR

the purpose of making a capital increase reserved for

 Members of a Corporate PEP

PROPOSAL #E.11: Approve to bring Article 13.2 of the         ISSUER            YES             FOR                  FOR

Company's Articles of Association into line with the

provisions of Article L.225-110 of the Code de

PROPOSAL #E.12: Adopt the Company's Articles of                 ISSUER            YES         AGAINST           AGAINST

Association, as amended

PROPOSAL #E.13: Approve the powers for the necessary         ISSUER            YES             FOR                  FOR

legal formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMCOR LTD

  TICKER:                  N/A                 CUSIP:   Q03080100

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the              ISSUER             NO              N/A                  N/A

Company and the reports of the Directors and the

Auditor in respect of the YE 30 JUN 2009

PROPOSAL #2.a: Re-elect Mr. George John Pizzey as a          ISSUER            YES             FOR                  FOR

Director who retires by rotation in accordance with

Rule 63 of the Company's Constitution

PROPOSAL #2.b: Re-elect Mr. Jeremy Leigh Sutcliffe as        ISSUER            YES             FOR                  FOR

 a Director who retires by rotation in accordance

with Rule 63 of the Company's Constitution

PROPOSAL #3.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Corporations Act 2001 [Cth] and the Australian

Securities Exchange Listing Rules [including Listing

Rule 10.14], the issue to the Managing Director and

the Chief Executive Officer of the Company, Mr. K.N.

MacKenzie, of 367,000 Performance Rights and

2,760,000 Options pursuant to the Company's Long Term

 Incentive Plan, as specified, and for the issue of

ordinary shares in the Company upon the exercise of

those Options and Performance Rights

PROPOSAL #4.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Corporations Act 2001 [Cth], and the Australian

Securities Exchange Listing Rules [including Listing

Rule 10.14], the issue to the Managing Director and

the Chief Executive Officer of the Company, Mr. K.N.

MacKenzie, of a number of share Rights pursuant to

the Company's Management Incentive Plan - Equity, as

specified and for the issue of ordinary shares in the

 Company upon the vesting of those Share Rights

PROPOSAL #5.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

Company [included in the report of the Directors] for

 the YE 30 JUN 2009

PROPOSAL #S.6: Approve, pursuant to Sections 136(2)          ISSUER            YES             FOR                  FOR

and 648G of the Corporations Act 2001 [CTH] the

Company's Constitution be altered in the manner

Amended Constitution submitted to this meeting and

signed by the Chairman of this meeting for

identification, such alterations

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANDRITZ AG

  TICKER:                  N/A                 CUSIP:   A11123105

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the Audited         ISSUER            YES             FOR                  FOR

financial statements including status report and

corporate Governance report as of 31 DEC 2009, as

well as the consolidated financial statements

including consolidated status report as of 31 DEC

2009, and the supervisory Board's report for the 2009

PROPOSAL #2: Approve the distribution of the net                ISSUER            YES             FOR                  FOR

earnings shown in the financial statements as of 31

DEC 2009

PROPOSAL #3: Grand discharge the Executive Board                ISSUER            YES             FOR                  FOR

Members for the 2009 business year

PROPOSAL #4: Grand discharge the Supervisory Board            ISSUER            YES             FOR                  FOR

Members for the 2009 business year

PROPOSAL #5: Approve the remuneration for the                     ISSUER            YES             FOR                  FOR

Supervisory Board Members for the 2009 business year

PROPOSAL #6: Appoint the Auditor for the financial            ISSUER            YES             FOR                  FOR

statements and consolidated financial

PROPOSAL #7: Appoint up to two persons to the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8: Amend the Articles of Association, to            ISSUER            YES             FOR                  FOR

comply with changes in legal requirements, especially

 as a result of the Austrian Stock Corporation

Amendment Act 2009   Aktienrechsts-Anderungsgesetz

2009  with regard to Articles 6  issue of share

certificates , 17  convocation of the general meeting

 , 18  participation in the general meeting , 19

Voting by proxy , 20  Chairing of general meeting and

 obligation to attend  and 23  financial statements

PROPOSAL #9: Approve share Option Program                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANHANGUERA EDUCACIONAL PARTICIPACOES SA, VALINHOS,

  TICKER:                  N/A                 CUSIP:   P0355L123

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the decision regarding the                ISSUER            YES             FOR                  FOR

proposal for the amendment of the main part of

Article 5 of the Corporate Bylaws of the Company as a

 result of the voluntary conversion of common shares

into preferred shares of the Company, within the

framework of the proposal at the EGM held on 25 NOV

PROPOSAL #II.: Approve the decision regarding the              ISSUER            YES             FOR                  FOR

proposal for the amendment of Article 10, paragraph

6, line I, as well as for the inclusion of line XIII

in paragraph 6 of Article 10 of the Corporate bylaws

of the Company

PROPOSAL #III.: Approve the decision regarding the            ISSUER            YES         AGAINST           AGAINST

stock option plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANHANGUERA EDUCACIONAL PARTICIPACOES SA, VALINHOS,

  TICKER:                  N/A                 CUSIP:   P0355L123

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve to knowledge the Directors                 ISSUER            YES             FOR                  FOR

accounts, the Company's consolidated financial

statements for the FYE 31 DEC, 2009

PROPOSAL #II: Approve the destination of the YE                 ISSUER            YES             FOR                  FOR

results of 2009 and the distribution of dividends

PROPOSAL #III: Elect the members of the Board of                ISSUER            YES         AGAINST           AGAINST

Directors

PROPOSAL #IV: Approve to install and elect the                   ISSUER            YES             FOR                  FOR

finance committee and set their remuneration

PROPOSAL #V: Approve to set the global remuneration          ISSUER            YES             FOR                  FOR

of the Directors for the FYE 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANSELL LTD

  TICKER:                  N/A                 CUSIP:   Q04020105

  MEETING DATE:      10/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

report and the reports of the Directors and the

Auditor of the Company for the YE 30 JUN 2009

PROPOSAL #2.: Receive and adopt the remuneration                ISSUER            YES             FOR                  FOR

report for the YE 30 JUN 2009

PROPOSAL #3.A: Re-elect Mr. Peter L. Barnes as a                ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Rule 33(c)

of the Company's Constitution

PROPOSAL #3.B: Re-elect Mrs. Marissa T. Peterson as a        ISSUER            YES             FOR                  FOR

 Director, who retires in accordance with Rule 33(c)

of the Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARCS COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J0195H107

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASAHI DIAMOND INDUSTRIAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J02268100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Shareholder's Proposal: Remove Directors        ISSUER            YES         AGAINST               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AZIMUT HOLDING SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T0783G106

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements at 31        ISSUER             NO              N/A                  N/A

 DEC 2009, Board of Directors report, Board of

Auditors report and Audit firm report, adjournment

thereof, presentation of consolidated financial

statements at 31 DEC 2009 and related attachments

PROPOSAL #O.2: Appointment of Board of Directors                ISSUER             NO              N/A                  N/A

previous determination of components

PROPOSAL #O.3: Appointment of Board of Auditors and          ISSUER             NO              N/A                  N/A

its Chairman for 2010, 2011 and 2012,

PROPOSAL #O.4: Approve the financial promoters                   ISSUER             NO              N/A                  N/A

Incentive Plan, adjournment thereof

PROPOSAL #O.5: Approve to buy and sell own shares,            ISSUER             NO              N/A                  N/A

adjournment thereof

PROPOSAL #E.1: Approve the statutory amendments:                ISSUER             NO              N/A                  N/A

introduction of new Article no. 9-Bis and amendment

of Article no. 32, 35 and 6; ajournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BABCOCK INTERNATIONAL GROUP PLC

  TICKER:                  N/A                 CUSIP:   G0689Q152

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' and the                       ISSUER            YES             FOR                  FOR

Auditors' reports and the audited financial

statements of the Group and the Company for the YE 31

PROPOSAL #2.: Declare a final dividend for the YE 31         ISSUER            YES             FOR                  FOR

MAR 2009

PROPOSAL #3.: Re-appoint Sir Nigel Essenhigh as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4.: Re-appoint Mr. Justin Crookenden as a          ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5.: Re-appoint Lord Hesketh as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #6.: Re-appoint Sir David Omand as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7.: Approve the remuneration report of the         ISSUER            YES             FOR                  FOR

Directors for the YE 31 MAR 2009

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Independent Auditors

PROPOSAL #9.: Authorize the Directors to set the                ISSUER            YES             FOR                  FOR

remuneration of the Independent Auditors, as they

shall in their discretion see fit

PROPOSAL #10.: Approve and adopt the rules of the              ISSUER            YES             FOR                  FOR

Babcock International Group PLC Performance Share

Plan 2009 [PSP], as specified, and authorize the

Directors to do all acts and things necessary to

carry the PSP into effect

PROPOSAL #11.: Approve and adopt the rules of the              ISSUER            YES             FOR                  FOR

Babcock International Group PLC Company Share Option

Plan 2009 [CSOP], as specified, and authorize the

Directors to do all acts and things necessary to

carry the CSOP into effect

PROPOSAL #12.: Authorize the Company and all                       ISSUER            YES             FOR                  FOR

Companies that are its Subsidiaries at any time

during the period for which this resolution is

effective, in accordance with Sections 366 and 367 of

 the Companies Act 2006 [the 2006 Act], to: a) make

political donations to a political party or to an

Independent election candidate; b) make political

donations to political organizations other than

political parties; and c) incur any political

expenditure; up to an aggregate amount of GBP

100,000; and the amount authorized under each of

paragraphs a) to c) shall also be limited to such

amount; [Authority expires at the conclusion of the

AGM of the Company in 30 SEP 2010]; for the purpose

of this resolution political donation, political

party, political organizations, independent election

candidate and political expenditure are to be

construed in accordance with Sections 363, 364 and

PROPOSAL #13.: Authorize the Directors, for purposes         ISSUER            YES             FOR                  FOR

of Section 80 of the Companies Act 1985 [the 1985

Act], to exercise all the powers of the Company to

allot relevant securities [Section 80(2) of the Act]

up to an aggregate nominal amount of GBP 45,869,076;

and comprising equity securities [as specified in

Section 94 of the 1985 act] up to an aggregate

nominal amount [when added to any allotments made

under (a) above] of GBP 91,738,153 in connection with

 or pursuant to an offer or invitation by way of a

rights issue in favour of holders of ordinary shares

in proportion [as nearly as practicable] to the

respective number of ordinary shares held by them on

the record date for such allotment [and holders of

any other class of equity securities entitled to

participate therein or if the directors consider it

necessary, as permitted by the rights of those

securities], but subject to such exclusions or other

arrangements as the Directors may consider necessary

or appropriate to deal with fractional entitlements,

treasury shares, record dates or legal, regulatory or

 practical difficulties which may arise under the

laws of, or the requirements of any regulatory body

or stock exchange in, any territory or any other

matter whatsoever; [Authority expires at the

conclusion of the next AGM of the Company]]; and the

Directors may allot relevant securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.14: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 13, pursuant to Section

95(1) of the Companies Act 1985 [the 1985 Act] to

allot equity securities [Section 94 of the 1985 Act]

of the Company for cash pursuant to the authority

conferred by Resolution 13; and sell relevant shares

[Section 94(5) of the 1985 Act] held by the Company

as treasury shares [Section 94(3) of the Act]

[treasury shares] for cash [Section 162D(2) of the

1985 Act], as if Section 89(1) of the 1985 Act did

not apply to any such allotment or sale, provided

that this power is limited to the allotment of equity

 securities for cash and the sale of treasury shares:

 (i) in connection with or pursuant to an offer or

invitation [but in the case of the authority granted

under Resolution 13, by way of a rights issue only]

in favor of holders of ordinary shares in proportion

[as nearly as practicable] to the respective number

of equity securities held by them on the record date

for such allotment but subject to such exclusions or

other arrangements as the directors may deem

necessary or expedient to deal with fractional

entitlements, treasury shares, record dates or legal

or practical problems arising under the laws of any

overseas territory or the requirements of any

regulatory body or stock exchange in any territory or

 any other matter whatsoever; or (ii) in the case of

the authority granted under Resolution 13(a) above,

and otherwise than pursuant to paragraph (i) of this

resolution, up to an aggregate nominal amount of GBP

6,887,248; [Authority expires at the conclusion of

the next AGM of the Company]; and the Directors may

allot equity securities or sell treasury shares after

 the expiry of this authority in pursuance of such an

 offer or agreement made prior to such expiry

PROPOSAL #S.15: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 166 of the 1985 Act [THE 1985 Act]

 to make market purchases [Section 163 of the 1985

Act] of up to 22,950,000 ordinary shares of 60p each

[ordinary shares] in the capital of the Company, at a

 minimum price not less than the nominal value

exclusive of expenses of purchase and up to 105% of

the average middle market quotations for such shares

derived from the London Stock Exchange Daily Official

 List, over the previous 5 business days; [Authority

expires earlier on the date falling 12 months from

the date of this resolution or at the conclusion of

the AGM of the Company to be held in 2010]; the

Company before the expiry, may make a contract to

purchase ordinary shares which will or may be

executed wholly or partly after such expiry

PROPOSAL #S.16: Approve a general mandate of the                ISSUER            YES             FOR                  FOR

Company [other than an AGM] may be called on not less

 than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BABCOCK INTERNATIONAL GROUP PLC

  TICKER:                  N/A                 CUSIP:   G0689Q152

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the acquisition  the Acquisition        ISSUER            YES             FOR                  FOR

  of VT Group plc  VT , whether implemented by way of

 scheme of arrangement pursuant to Part 26 of the

Companies Act 2006 of VT  Scheme  or takeover offer

the Offer  made by or on behalf of the Company for

the entire issued and to be issued share capital of

VT, substantially on the terms and subject to the

conditions set out in the circular to shareholders

outlining the acquisition dated 26 APR 2010; and

authorize the Directors: to take all such steps as

may be necessary or desirable in connection with, and

 to implemented, the acquisition; and to agree such

modifications, variations, revisions, waivers or

amendments to the terms and conditions of the

acquisition CONTD

PROPOSAL #CONT: CONTD  provided such modifications,          ISSUER             NO              N/A                  N/A

variations, revisions, waivers or amendments are not

material , and to any documents relating thereto, in

either such case as they may in their absolute

discretion think fit; that any provision of the

Company's Memorandum of Association  which, since 01

OCT 2009, is treated as a provision of the Company's

Articles of Association  as to the amount of the

Company's authorized share capital setting the

maximum amount of shares to be allotted by the

Company be revoked; and c  subject further to the

Scheme becoming effective  save for the delivery of

the orders of the High Court of Justice in England

and Wales  the Court  sanctioning the Scheme and

confirming the reduction of capital of VT to the

registrar of Companies, and  if so ordered by the

Court  the order confirming the capital reduction of

PROPOSAL #CONT: CONTD registered by the registrar of         ISSUER             NO              N/A                  N/A

Companies, and the admission of the ordinary shares

of nominal value of 60 pence each to be issued in

connection with the acquisition to the Official List

of the UK Listing authority and to trading on the

main market of the London Stock Exchange  Admission

or, as the case may be, the offer becoming or being

declared wholly unconditional save only for admission

 , pursuant to Section 551 of the Companies Act 2006,

 and in addition to any previously existing authority

 conferred upon the Directors under that Section and

Section 80 of the Companies Act 1985, authorize the

Directors to allot shares in the Company in

connection with the acquisition up to an aggregate

nominal amount of GBP 78,007,613,  Authority expires

on 31 MAR 2011 , save that the Company may allot

shares in the Company CONTD

PROPOSAL #CONT: CONTD in connection with the                       ISSUER             NO              N/A                  N/A

acquisition pursuant to any agreement entered into at

 any time prior to such expiry  whether before or

after the passing of this resolution  which would or

might require shares in the Company to be allotted

after such expiry and the Directors may allot shares

in the Company in pursuance of such agreement as if

the authority conferred hereby had not expired

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF IRELAND (THE GOVERNOR AND COMPANY OF THE B

  TICKER:                  N/A                 CUSIP:   G49374146

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Renominalisation of                     ISSUER            YES             FOR                  FOR

Ordinary Stock

PROPOSAL #2.: Approve to increase the Bank's                       ISSUER            YES             FOR                  FOR

authorized capital stock

PROPOSAL #3.: Adopt the new Bye-Laws                                     ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve to issue Ordinary Stock and              ISSUER            YES             FOR                  FOR

disapply pre-emption rights to effect the Proposals,

excluding the Government Transaction

PROPOSAL #5.: Approve to issue the allotment                       ISSUER            YES             FOR                  FOR

instrument in respect of allotment instruments stock

necessary to effect the debt for equity offers

PROPOSAL #6.: Approve to issue Ordinary Stock                     ISSUER            YES             FOR                  FOR

pursuant to the Proposals at a discount of more than

10% to the middle market price

PROPOSAL #7.: Approve the Government Transaction as a        ISSUER            YES             FOR                  FOR

 related party transaction pursuant to the Listing

Rules, issue Ordinary Stock at a discount of more

than 10% to the middle market price and disapply pre-

emption rights in respect of the Government

Transaction and to approve the Warrant Cancellation

PROPOSAL #8.: Approve to reduce stock premium                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF IRELAND (THE GOVERNOR AND COMPANY OF THE B

  TICKER:                  N/A                 CUSIP:   G49374146

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and        ISSUER            YES             FOR                  FOR

 the account for the 9 month period ended 31 DEC 2009

PROPOSAL #2.: Receive and consider the report on                ISSUER            YES             FOR                  FOR

Directors remuneration for the 9 month period ended

31 DEC 2009

PROPOSAL #3.i: Election of Pat Molloy as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.iia: Re-election of Dennis Holt as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iib: Re-election of Richie Boucher as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iic: Re-election of Des Crowley as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iid: Re-election of Denis Donovan as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iie: Re-election of Paul Haran as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iif: Re-election of Rose Hynes as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iig: Re-election of Jerome Kennedy as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iih: Re-election of Heather Ann McSharry         ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.iii: Re-election of John O'Donovan as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iij: Re-election of Patrick O'Sullivan as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #4.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #S.5: Approve the purposes of Section 209 of        ISSUER            YES             FOR                  FOR

 the Companies Act, 1990 [the 1990 Act], the re-issue

 price range at which any units of treasury stock for

 the time being hold by the Bank may be re-issued

off-market shall be determine with Bye-Laws of the

Bank: [Authorize shall expire at the close of

business on the earlier of the date of the next AGC

of the Bank after the passing of this resolution or

31 AUG 2011] unless previously varied or renewed in

accordance with the provisions of Section 209 of the

PROPOSAL #S.6: Approve that the General Court, other         ISSUER            YES             FOR                  FOR

than an Annual General Court and other than a Court

called for the passing of a special resolution, may

be called on not less than 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK SARASIN & CIE AG, BASEL

  TICKER:                  N/A                 CUSIP:   H3822H286

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report 2009,                       ISSUER            YES             FOR                  FOR

comprising the consolidated financial statements and

the annual financial statements of the Bank Sarasin

and Co. Ltd, as well as the acknowledgment of the

reports of the Statutory and Group Auditors

PROPOSAL #2: Grant discharge to the members of the            ISSUER            YES             FOR                  FOR

Board of Directors and the members of the Executive

Committee

PROPOSAL #3: Approve the appropriation of                            ISSUER            YES             FOR                  FOR

distributable profit for 2009 as specified

PROPOSAL #4.1: Re-elect Mr. Christoph Ammann as a              ISSUER            YES         AGAINST           AGAINST

Member of the Board of Directors

PROPOSAL #4.2: Re-elect Mr. Hubertus Heemskerk as a          ISSUER            YES         AGAINST           AGAINST

Member of the Board of Directors

PROPOSAL #4.3: Re-elect Mr. Sipko N. Schat as a                 ISSUER            YES         AGAINST           AGAINST

Member of the Board of Directors

PROPOSAL #5: Election of Ernst and Young AG, Basel as        ISSUER            YES             FOR                  FOR

 the Statutory and Group Auditors

PROPOSAL #6: Other business                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANQUE CANTONALE VAUDOISE, LAUSANNE

  TICKER:                  N/A                 CUSIP:   H0482P863

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the President's address                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the report of the general                 ISSUER            YES             FOR                  FOR

direction

PROPOSAL #3.: Approve the business report and the              ISSUER            YES             FOR                  FOR

annual accounts 2009 including the consolidated

financial statement of the Group BCV

PROPOSAL #4.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5.: Approve the appropriation of the                   ISSUER            YES             FOR                  FOR

balance result

PROPOSAL #6.: Statutory elections                                           ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Approve the nomination of the Auditors         ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Approve the statutory adaptations                  ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BARON DE LEY SA

  TICKER:                  N/A                 CUSIP:   E2231Q104

  MEETING DATE:      7/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the capital decrease by own              ISSUER            YES             FOR                  FOR

shares redemption, with modification Article 5 of the

 bylaws

PROPOSAL #2.: Authorize the Board of Directors for            ISSUER            YES         AGAINST           AGAINST

the derivative acquisition of the Company's own

shares by the Company itself and/or by its

PROPOSAL #3.: Authorize the Board of Directors, with         ISSUER            YES             FOR                  FOR

the express power of delegation, for a term of 5

years, of the power to issue bonds or simple

debentures and other fixed-income securities

PROPOSAL #4.: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Approve the minutes                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BARON DE LEY SA

  TICKER:                  N/A                 CUSIP:   E2231Q104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts  balance              ISSUER            YES             FOR                  FOR

sheet, income statement, statement of changes in

equity, cash flow statement, and memory  and report,

of BARON DE LEY, SA, and its consolidated group for

the YE 31 DEC 2009, and the social management of the

PROPOSAL #2: Approve, where appropriate, the proposed        ISSUER            YES         AGAINST           AGAINST

 appropriation of earnings

PROPOSAL #3: Re-election and / or appointment of                ISSUER            YES             FOR                  FOR

statutory Auditors for the Company and its

consolidated group

PROPOSAL #4: Approve the reduction of capital by                ISSUER            YES             FOR                  FOR

cancellation of own shares, to amend the Article 5 of

 the Bylaws

PROPOSAL #5: Approve to cancel the authorization and         ISSUER            YES             FOR                  FOR

grant new authorization to the Board of Directors to

acquire and dispose own shares, directly or through

their companies group in accordance with the

provisions of Article 75 of the Companies Act,

establishing the limits or requirements of procurement

PROPOSAL #6: Approve to change in the Articles 17th          ISSUER            YES         AGAINST           AGAINST

and 21st of the bylaws

PROPOSAL #7: Approve to change in the Article 23 and         ISSUER            YES         AGAINST           AGAINST

31 of the regulations of the general meeting

PROPOSAL #8: Appointment of Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #9: Receive the report explaining the                   ISSUER            YES             FOR                  FOR

features listed in the annual report referred to the

Article 116.BIS Securities Market Act

PROPOSAL #10: Authorize the Board of Directors with          ISSUER            YES             FOR                  FOR

power of substitution, to conclude, correct,

interpret and implement the resolutions adopted by

the general meeting

PROPOSAL #11: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #12: Approve the Minutes of the meeting or          ISSUER            YES             FOR                  FOR

appointment of Auditors for it

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAWANG INTERNATIONAL (GROUP) HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G09038103

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and the Auditor for

 the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Declare a special dividend                                ISSUER            YES             FOR                  FOR

PROPOSAL #4.A: Re-election of Ms. WAN Yuhua as an              ISSUER            YES             FOR                  FOR

Executive Director and authorize the Board of

Directors to determine his remuneration

PROPOSAL #4.B: Re-election of Mr. SHEN Xiaodi as an          ISSUER            YES             FOR                  FOR

Executive Director and authorize the Board of

Directors to determine his remuneration

PROPOSAL #4.C: Re-election of Mr. WONG Sin Yung as an        ISSUER            YES             FOR                  FOR

 Executive Director and authorize the Board of

Directors to determine his remuneration

PROPOSAL #4.D: Re-election of Ms. GUO Jing as a Non-         ISSUER            YES             FOR                  FOR

Executive Director and authorize the Board of

Directors to determine his remuneration

PROPOSAL #4.E: Re-election of Mr. NGAI Wai Fung as an        ISSUER            YES             FOR                  FOR

 Independent Non-Executive Director and authorize the

 Board of Directors to determine his remuneration

PROPOSAL #4.F: Re-election of Mr. LI Bida as an                 ISSUER            YES             FOR                  FOR

Independent Non-Executive Director and authorize the

Board of Directors to determine his remuneration

PROPOSAL #4.G: Re-election of Mr. CHEN Kaizhi as an          ISSUER            YES             FOR                  FOR

Independent Non-Executive Director and authorize the

Board of Directors to determine his remuneration

PROPOSAL #5: Re-appoint KPMG as the Auditors and                ISSUER            YES             FOR                  FOR

authorize the Board of Directors to determine their

remuneration

PROPOSAL #6.A: Authorize the Directors to issue                 ISSUER            YES             FOR                  FOR

shares not exceeding 20% of the aggregate nominal

amount of the issued share capital under the Ordinary

 Resolution 6A of the notice of AGM

PROPOSAL #6.B: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares not exceeding 10% of the aggregate nominal

amount of the issued share capital under the Ordinary

 Resolution 6B of the notice of AGM

PROPOSAL #7: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 issue shares by the addition thereto the shares

repurchased by the Company under the Ordinary

Resolution 7 of the notice of AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEIJING ENTERPRISES WATER GROUP LTD

  TICKER:                  N/A                 CUSIP:   G0957L109

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the Equity                       ISSUER            YES             FOR                  FOR

Interests Change Agreement dated 30 JUN 2009 entered

among Bei Kong ZKC Environmental Group, Hong Qiao and

 Shenzhen Bei Kong, as specified, the terms thereof

and all other transactions contemplated under the

Equity Interests Change Agreement; and authorize any

1 Director of the Company to do all such acts and

things as he in his sole and absolute discretion

deems necessary, desirable or expedient to implement,

 give effect to and/or complete the Equity Interests

Change Agreement and the transactions contemplated

thereunder, and, where required, any amendment of the

 terms of the Equity Interests Change Agreement and

the transactions contemplated thereunder

PROPOSAL #2.: Approve and ratify, the Services and            ISSUER            YES             FOR                  FOR

Facilities Agreement entered into between the

Purchaser and the Seller on 30 JUN 2009, as

specified, the terms thereof and all other

transactions contemplated under the Services and

Facilities Agreement; and authorize any 1 Director of

 the Company to do all such acts and things as he in

his sole and absolute discretion deems necessary,

desirable or expedient to implement, give effect to

and/or complete the Services and Facilities Agreement

 and the transactions contemplated thereunder, and,

where required, any amendment of the terms of the

Services and Facilities Agreement and the

transactions contemplated thereunder

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEIJING ENTERPRISES WATER GROUP LTD

  TICKER:                  N/A                 CUSIP:   G0957L109

  MEETING DATE:      2/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Services and              ISSUER            YES             FOR                  FOR

Facilities Agreement entered into between the

Purchaser and the Seller on 23 DEC 2009, as

specified, the terms thereof and the transactions

contemplated thereunder; and all other transactions

contemplated under the Services and Facilities

Agreement; and authorize any one Director of the

Company to do all such acts and things as he in his

sole and absolute discretion deems necessary,

desirable or expedient to implement, give effect to

and/or complete the Services and Facilities Agreement

 and the transactions contemplated thereunder, and,

where required, any amendment of the terms of the

Services and Facilities Agreement and the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEIJING ENTERPRISES WATER GROUP LTD

  TICKER:                  N/A                 CUSIP:   G0957L109

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 of the Company and the reports of the Directors and

the Auditors for the YE 31 DEC 2009

PROPOSAL #2.1: Re-elect Mr. Jiang Xinhao as an                   ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #2.2: Re-elect Mr. Hu Xiaoyong as an                     ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #2.3: Re-elect Mr. Zhou Min as an Executive         ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.4: Re-elect Mr. Li Haifeng as an                       ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #2.5: Re-elect Mr. Zhang Gaobo as an                     ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #2.6: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #3: Re-appoint Messrs. Ernst & Young as the         ISSUER            YES             FOR                  FOR

Auditors of the Company and to authorize the Board of

 Directors to fix their remuneration

PROPOSAL #4: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors to repurchase shares of the Company

PROPOSAL #5: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors to allot, issue or otherwise deal with

additional shares of the Company

PROPOSAL #6: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 the Directors to allot, issue or otherwise deal with

 additional shares of the Company by the amount of

shares purchased

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BILFINGER BERGER AG, MANNHEIM

  TICKER:                  N/A                 CUSIP:   D11648108

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the Group financial

 statements and Group annual report as well as the

report by the Board of Managing Directors pursuant to

 Sect ions 289[4] and 315[4] of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distributable profit of EUR 88,280,254 as follows:

Payment of a dividend of EUR 2 per no-par share EUR

3,768,000 shall be carried forward Ex-dividend and

payable date: 16 APR 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010 FY        ISSUER             NO              N/A                  N/A

 and for the review of the interim annual report and

the summarized financial statements: Ernst and Young

GmbH Wirtschaftspruefungsges Ellschaft, Mannheim

PROPOSAL #6.A: Elections to the Supervisory Board:            ISSUER             NO              N/A                  N/A

Hans Bauer

PROPOSAL #6.B: Elections to the Supervisory Board:            ISSUER             NO              N/A                  N/A

Horst Dietz

PROPOSAL #7.: Amendments to the Articles of                        ISSUER             NO              N/A                  N/A

Association in accordance with the implementation of

the Shareholders Rights Act [ARUG] Section 18 [2], in

 respect of shareholders being entitled to

participate and vote at the shareholders meeting if

they register with the Company by the sixth day prior

 to the meeting and provide evidence of their

shareholding as per the statutory record date Section

 18 [4], in respect of proxy voting instructions

being issued as stipulated by law

PROPOSAL #8.: Renewal of the authorization to acquire        ISSUER             NO              N/A                  N/A

 own shares, the Company shall be authorized to

acquire own shares of up to EUR 13,807,238 at a price

 not differing more than 10% from the market price of

 the shares on or before 14 APR 2015, the Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than the Stock Exchange

or an offer to all shareholders if the shares are

sold at a price not materially below their market

price, to use the shares in connection with mergers

and acquisitions or for satisfying conversion or

option rights, and to retire the shares

PROPOSAL #9.: Resolution on the revocation of the              ISSUER             NO              N/A                  N/A

existing authorized capital, the creation of new

authorized capital and the corresponding amendment to

 the Articles of Association, the existing authorized

 capital of up to EUR 29,015,925 shall be revoked,

the Board of Managing Directors shall be authorized,

with the consent of the Supervisory Board, to in

crease the share capital by up to EUR 69,000,000

through the issue of new bearer no-par shares against

 contributions in cash and/or kind, for a period of

five years, shareholders subscription rights may be

excluded for a capital increase against cash payment

of up to 10% of the share capital if the shares a

reissued at a price not materially below the market

price of identical shares, for the issue of employee

shares, for a capital increase against payment in

kind, and for residual amounts

PROPOSAL #10.: Resolution on the authorization to              ISSUER             NO              N/A                  N/A

issue convertible and/or warrant bonds, the creation

of contingent capital, and the corresponding

amendment to the Articles of Association, the

existing authorization adopted by the shareholders

meeting of 19 MAY 2005, to issue bonds and to create

a corresponding contingent capital shall be revoked,

the Board of Managing Directors shall be authorized,

with the consent of the Supervisory Board, to issue

bonds of up to EUR 350,000,000 conferring conversion

and/or option rights for shares of the Company, on or

 before 14 APR 2015, shareholders shall be granted

subscription rights except for the issue of bonds

conferring conversion and/or option rights for shares

 of the Company of up to 20% of the share capital at

a price not materially below their theoretical market

 value, for residual amounts and for the granting of

such rights to bondholders, the Company's share

capital shall be increased accordingly by up to EUR

13,807,236 through the issue of up to 4,602,412 new

bearer ordinary shares, insofar as conversion and/or

option rights are exercised [contingent capital 2010]

PROPOSAL #11.: Approval of the transformation of the         ISSUER             NO              N/A                  N/A

Company into a European Company [Societas Europea] by

 the name of Bilfinger Berger SE, and elections to

the Supervisory Board of the new Company: Bernhard

Walter, John Feldmann, Thomas Pleines, Bernhard

Schreier, Udo Stark, Klaus T. Ruetzschler, Peter

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BKW FMB ENERGIE AG, BERN

  TICKER:                  N/A                 CUSIP:   H07815154

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR          ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BKW FMB ENERGIE AG, BERN

  TICKER:                  N/A                 CUSIP:   H07815154

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the annual          ISSUER            YES             FOR                  FOR

accounts and consolidated accounts for 2009, along

with the report of the Auditors

PROPOSAL #2.: Approve the distribution of balance              ISSUER            YES             FOR                  FOR

sheet profit

PROPOSAL #3.: Approve the Board of Directors                       ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Election of Mr. Urs Gasche to the Board        ISSUER            YES             FOR                  FOR

 of Directors

PROPOSAL #5.: Election of Ernst and Young AG as the          ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOLSAS Y MERCADOS ESPANOLES SA

  TICKER:                  N/A                 CUSIP:   E8893G102

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts  balance              ISSUER            YES             FOR                  FOR

sheet, income statement, statement of changes in

equity, cash flow statement and notes  and Management

 Report, individual and consolidated Spanish Stock

Exchanges and Markets, Sociedad Holding de Mercadosy

Sistemas Financieros, SA, and management of its Board

 of Directors, all for the YE 31 DEC 2009

PROPOSAL #2: Approve the application of income for            ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #3: Approve the distribution of an                        ISSUER            YES             FOR                  FOR

extraordinary dividend under free reserves, subject

to prior approval of the proposed appropriation of

earnings for the year 2009

PROPOSAL #4.1: Re-elect Ms. Margarita Prat Rodrigo as        ISSUER            YES             FOR                  FOR

 a Member of Governing Body the statutory period of 4

 years in accordance with the provisions of Article

38.1 of the statute

PROPOSAL #4.2: Re-elect D. Alvaro Cuervo-Garcia as a         ISSUER            YES             FOR                  FOR

Member of the Board, the statutory period of 4 years

in accordance with the provisions of Article 38.1 of

the Bylaws

PROPOSAL #4.3: Re-elect D. Karel Lannoo as a Member          ISSUER            YES             FOR                  FOR

of the Board, the statutory period of 4 years in

accordance with the provisions of Article 38.1 of the

 Bylaws

PROPOSAL #4.4: Re-elect D. Manuel Olivencia Ruiz as a        ISSUER            YES             FOR                  FOR

 Member of the Board, for the statutory period of 4

years in accordance with the provisions of Article

38.1 of the Bylaws

PROPOSAL #4.5: Appoint Ms. Rosa Maria Garcia Garcia          ISSUER            YES             FOR                  FOR

as a Member of the Governing Body, by

PROPOSAL #4.6: Appoint D. Carlos Stilianopoulos                 ISSUER            YES         AGAINST           AGAINST

Ridruejo as a Member of the Board of

PROPOSAL #5: Approve to fix the remuneration of the          ISSUER            YES             FOR                  FOR

President in accordance with the provisions of

Article 40 of the Bylaws

PROPOSAL #6: Approve to fix the remuneration of                 ISSUER            YES             FOR                  FOR

managers as provided in Article 40 of the Bylaws

PROPOSAL #7: Approve to renew the Deloitte, SL as an         ISSUER            YES             FOR                  FOR

Auditor of Bolsasy Mercados Spanish, Sociedad Holding

 de Mercadosy Sistemas Financieros, SA and

consolidated annual accounts of the Group, for a

period of one year in accordance with the provisions

of Article 204 of the Companies Act Limited

PROPOSAL #8: Authorize the Board of administration,          ISSUER            YES             FOR                  FOR

where appropriate, acquisition of own shares directly

 or through Group companies, in accordance with

Article 75 of the Companies Act, setting limits and

requirements of these acquisitions and delegation to

the Governing Body of the powers necessary for the

implementation of the agreement adopted by the

General Board in this regard

PROPOSAL #9: Grant authority to the formalize,                   ISSUER            YES             FOR                  FOR

correct, clarify, interpret, clarify, supplement,

implement and raise public the agreements adopted

PROPOSAL #10: Approve to Inform the General Meeting          ISSUER            YES             FOR                  FOR

of Shareholders on the amendments to the Regulations

Governing Council, in accordance with the provisions

of Article 115 of the Securities Exchange Act

PROPOSAL #11: Any other business                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOOKER GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G1344P100

  MEETING DATE:      7/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited accounts of the              ISSUER            YES             FOR                  FOR

Company for the FYE 27 MAR 2009, together with the

Directors' and the Auditors' reports on those accounts

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the FYE 27 MAR 2009, as set out on pages

17 to 20 of the 2009 annual report and accounts

PROPOSAL #3.: Declare a final dividend for the YE 27         ISSUER            YES             FOR                  FOR

MAR 2009 of 0.67 pence per share as recommended by

the Directors to be paid on 10 JUL 2009 to all

Members registered on the register of Members at the

close of business on 12 JUN 2009

PROPOSAL #4.: Elect Karen Jones as a Director                      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Elect Bryan Drew as a Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Elect Bryn Satherley as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Elect Richard Farr as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-elect Charles Wilson as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES         ABSTAIN           AGAINST

Auditors to the Company to act as such from the

conclusion of this meeting until the conclusion of

the next general meeting of the Company at which

accounts are laid and authorize the Directors to

determine their remuneration

PROPOSAL #10.: Authorize the Directors, in accordance        ISSUER            YES             FOR                  FOR

 with Section 80 of the Companies Act 1985, to allot

relevant securities [as specified for the purposes of

 that Section] up to a maximum nominal amount of GBP

4,962,263, representing approximately one-third of

the issued share capital of the Company as at 11 JUN

2009; [Authority expires the earlier of the

conclusion of the next AGM of the Company or on 28

AUG 2010]; and the Company may make an offer or enter

 into an agreement which would or might require

relevant securities to be allotted after it expires

and the Directors may allot relevant securities in

pursuance of that offer or agreement as if the power

conferred by this resolution had not expired; and all

 previous unutilized under Section 80 of the

Companies Act 1985 shall cease to have effect but

without prejudice to previous allotments, offers or

agreements made under such authorities

PROPOSAL #S.11: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

passing of resolution 10, to allot for cash equity

securities [as specified in Section 94[2] of the

Companies Act 1985 for the purposes of Section 89 of

the Act] pursuant to the general authority conferred

on them by that resolution; and to allot equity

securities [as specified in Section 94[3A] of that

Act], in either case as if Section 89[1] of that Act

did not apply to the allotment but this power shall

be limited: to the allotment of equity securities in

connection with a rights issue in favor of ordinary

shareholders; and to the allotment [other than under

[A] above] of equity securities having a nominal

amount not exceeding in aggregate GBP 744,339

[representing approximately 5% of the issued share

capital of the Company as at 11 JUN 2009; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or 28 AUG 2010]; and the Company may

make an offer or enter into an agreement which would

or might required equity securities to be allotted

after it expires; and all previous unutilized powers

under Section 95 of the Companies Act 1985 shall

cease to have effect but without prejudice to

previous allotments, offer or agreements made under

PROPOSAL #S.12: Approve that a general meeting of the        ISSUER            YES             FOR                  FOR

 Company other than AGM may be called on not less

than 14 days' notice; [Authority expires at the

conclusion of the next AGM of the Company after the

date of the passing of this resolution]

PROPOSAL #S.13: Authorize the Company to make one or         ISSUER            YES             FOR                  FOR

more market purchases [within the meaning of Section

163[3] of the Companies Act 1985] or ordinary shares

of the Company provided that: the maximum aggregate

number of ordinary shares authorized to be purchased

is 148 Million [representing less than 10% of the

issued ordinary share capital]; the minimum price

which may be paid for an ordinary share is 1 pence;

the maximum price which may be paid for an ordinary

share is an amount equal to 105% of the average of

the middle market quotations for an ordinary share as

 derived from: prior to admission of the ordinary

shares of the Company to the Official List of the

Financial Services Authority and to admission to the

market for listed securities of the London Stock

Exchange [Admission], the Alternative Investment

Market operated by the London Stock Exchange, or

following Admission, the London Stock Exchange Daily

Official List, in each case, for the 5 business days

immediately preceding the day on which that ordinary

share is purchased; and [Authority expires the

earlier of the conclusion of the next AGM of the

Company or 08 JAN 2011]; the Company, before the

expiry, may make a contract to purchase ordinary

shares which will or may be executed wholly or partly

PROPOSAL #S.14: Approve that, conditional upon                   ISSUER            YES             FOR                  FOR

admission of the ordinary shares of the Company to

the Official List of the Financial Services authority

 and to admission to the market for listed securities

 of the London Stock Exchange and with effect from

the later of: the date on which this resolution is

passed; and admission; the definition of Statutes in

the Articles of Association of the Company be amended

 by deleting the reference to the AIM Rules contained

 therein as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BORAL LTD NEW

  TICKER:                  N/A                 CUSIP:   Q16969109

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To consider the financial reports, the         ISSUER             NO              N/A                  N/A

Directors' report and the Auditors' report for the YE

 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #3.: Re-elect Ken Moss as a Director of the         ISSUER            YES             FOR                  FOR

Company

PROPOSAL #S.4: Approve to include the proportional            ISSUER            YES             FOR                  FOR

takeover approval provisions currently contained in

Schedule 5 of the Constitution of the Company as

Schedule 5 in the Constitution of the Company for a

further period of 3 years from the date of the

meeting convened by this notice of meeting

PROPOSAL #5.: Approve the award to Mr. Mark Selway,          ISSUER            YES             FOR                  FOR

the Chief Executive Officer designate, of rights to

fully paid ordinary shares in the Company on the

terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOURBON SA, PARIS

  TICKER:                  N/A                 CUSIP:   F11235136

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the report of the Board of              ISSUER            YES             FOR                  FOR

Directors, report of the Chairman and report of the

Statutory Auditors; approve these reports, the

balance sheet, the income statement and the schedule

for the FYE on 31 DEC 2009 as they have been

presented and transactions reflected in these

accounts and summarized in these reports

PROPOSAL #O.2: Approve the transactions and measures         ISSUER            YES             FOR                  FOR

reflected in these accounts and summarized in these

reports, discharge of duties to the Board Members for

 this FY

PROPOSAL #O.3: Approve the allocation of income                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.4: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.5: Approve the special report of the                ISSUER            YES         AGAINST           AGAINST

Statutory Auditors; approve the agreements mentioned

in the report as well as the report in full

PROPOSAL #O.6: Approve to set the overall amount of          ISSUER            YES             FOR                  FOR

attendance allowances allocated to the Board of

Directors

PROPOSAL #O.7: Approve, renewal of Mrs. Lan Vo Thi            ISSUER            YES         AGAINST           AGAINST

Huyen's term as the Board Member

PROPOSAL #O.8: Approve, renewal of Mr. Jacques                   ISSUER            YES         AGAINST           AGAINST

d'Armand de Chateauvieux's term as the Board Member

PROPOSAL #O.9: Ratify the co-optation of Mrs. Agnes          ISSUER            YES             FOR                  FOR

Pannier-Runacher as the Board Member

PROPOSAL #O.10: Authorize the Company concerning the         ISSUER            YES             FOR                  FOR

program to repurchase its own shares

PROPOSAL #O.11: Approve the powers for the                          ISSUER            YES             FOR                  FOR

formalities.

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the share capital by cancellation of Company's

 treasury shares

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out one or more capital increases in cash with

preferential subscription rights, for a period of 26

months, within the limit of a total nominal amount of

 EUR 8 million

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

carry out one or more capital increases in cash with

cancellation of preferential subscription rights in

favor of employees of the Company and related

Companies, for a period of 26 months, within the

limit of a total nominal amount of EUR 8 million

PROPOSAL #E.15: Approve the powers for the formalities      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRMALLS PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P1908S102

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to examine, discuss the                       ISSUER            YES             FOR                  FOR

financial statements relating to the FYE 31 DEC  2009

PROPOSAL #2: Approve the destination of the YE                   ISSUER            YES             FOR                  FOR

results of 2009 and the distribution of dividends

PROPOSAL #3: Elect members of the Board of Directors         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRMALLS PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P1908S102

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the remuneration for                            ISSUER            YES         AGAINST           AGAINST

administrators relating for the year 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BUCHER INDUSTRIES AG, NIEDERWENINGEN

  TICKER:                  N/A                 CUSIP:   H10914176

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report and the                 ISSUER            YES             FOR                  FOR

consolidated and Company financial statements for 2009

PROPOSAL #2.: Ratify the acts of the Directors and            ISSUER            YES             FOR                  FOR

Management Members for the FY 2009

PROPOSAL #3.: Approve the retained earnings of CHF            ISSUER            YES             FOR                  FOR

244,383,806 be appropriated as: payment of a gross

dividend of CHF 2.00 per registered share CHF

21,131,800; transfer to distributable reserve CHF

156,000,000; balance to be carried forward CHF

67,252,006; the dividend will be paid from 22 APR

2010, net of 35% withholding tax

PROPOSAL #4.A: Re-elect Thomas W. Bechtler to the              ISSUER            YES         AGAINST           AGAINST

Board of Directors for another three-year term of

office

PROPOSAL #4.B: Re-elect Rolf Broglie to the Board of         ISSUER            YES         AGAINST           AGAINST

Directors for another three-year term of office

PROPOSAL #4.C: Re-elect Anita Hauser to the Board of         ISSUER            YES         AGAINST           AGAINST

Directors for another three-year term of office

PROPOSAL #5.: Election of PricewaterhouseCoopers AG,         ISSUER            YES             FOR                  FOR

Zurich, as the Statutory Auditors for the FY 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAIRN INDIA LTD

  TICKER:                  N/A                 CUSIP:   Y1081B108

  MEETING DATE:      8/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited Balance          ISSUER            YES             FOR                  FOR

Sheet as at 31 MAR 2009 and the profit and loss

account of the Company for the period ended on that

date together with the reports of the Directors and

Auditors thereon

PROPOSAL #2.: Re-appoint Mr. Aman Mehta as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3.: Re-appoint Dr. Omkar Goswami as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Appoint Messrs S.R. Batliboi &                       ISSUER            YES             FOR                  FOR

Associates, as the Auditors of the Company to hold

office from the conclusion of this AGM until the

conclusion of the next AGM and approve to fix their

remuneration

PROPOSAL #5.: Appoint Ms. Jann Brown as a Director of        ISSUER            YES             FOR                  FOR

 the Company, whose term of office shall not be

liable to retirement by rotation

PROPOSAL #6.: Appoint Mr. Edward T. Story as a                   ISSUER            YES             FOR                  FOR

Director of the Company, whose term of office shall

be liable to retirement by rotation

PROPOSAL #7.: Authorize the Board of Directors,                 ISSUER            YES             FOR                  FOR

pursuant to the provisions of Section 61 of Companies

 Act, 1956 and other applicable provisions of the

laws, rules and regulations for the time being in

force, to make changes in the terms of the Prospectus

 dated 22 DEC 2006 [the 'Prospectus'] filed by the

Company with the Registrar of Companies, Maharashtra,

 Mumbai to enable transfer of the unutilized balance

of INR 5,449 million inter-se to the object category

of 'Developments from other object categories as

specified; and authorize the Board of Directors or a

Committee thereof to invest the funds, pending

utilization for the purpose as described in the

Prospectus, in principal protected funds, derivative

linked debt instruments other fixed and variable

instruments, index based debt instruments rated and

unrated debentures and bonds and any other interest

bearing instruments over and above instruments as

stated in the Prospectus including deleting, adding,

amending or in any way varying the terms of any

object(s) as specified in the prospectus, and to do

all such acts, deeds and things as may be deemed

necessary to give effect to aforesaid resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAIRN INDIA LTD

  TICKER:                  N/A                 CUSIP:   Y1081B108

  MEETING DATE:      2/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to Sections 391 to          ISSUER            YES             FOR                  FOR

394 read with Sections 78, 100 to 103 of the

Companies Act, 1956, Rules 67 to 87 of the Companies

[Court] Rules, 1959 and other applicable provisions,

if any, of the Act and the Rules and subject to

sanction by the Honorable High Court of Judicature at

 Bombay and Honorable High Court of Judicature at

Madras and other requisite consents and approvals, if

 any, being obtained, and subject to such terms and

conditions and modifications as may be imposed,

prescribed or suggested by the said Honorable High

Court(s) or other applicable authorities or by the

Board of Directors of respective Companies, the

Scheme of Arrangement between Cairn Energy India Pty

Limited, Cairn Energy India West B.V., Cairn Energy

Cambay B.V., Cairn Energy Gujarat B.V. and Cairn

India Limited and their respective shareholders and

creditors in terms of the Scheme laid before the

meeting; authorize the Board of Directors to sign,

seal and deliver all documents, agreement and deeds

and perform all acts, matters and things and to take

all such steps as may be necessary or desirable to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAIRN INDIA LTD

  TICKER:                  N/A                 CUSIP:   Y1081B108

  MEETING DATE:      2/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 78, 100 to 103 and other applicable

provisions, if any, of the Companies Act, 1956 and

Article 8 of the Articles of Association of the

Company and subject to the sanction of the Scheme of

Arrangement between Cairn Energy India Pty Limited,

Cairn Energy India West B.V., Cairn Energy Cambay

B,V., Cairn Energy Gujarat B.V. and Cairn India

Limited and their respective shareholders and

Creditors ['the Scheme'] by the Honorable High Court

of Judicature at Bombay and the Honorable High Court

of Judicature at Madras under Sections 391 to 394

read with Sections 78, 100 to 103 and other

applicable provisions, if any, of the Companies Act,

1956, the Goodwill arising pursuant to the Scheme

shall be adjusted against the balance in the

Securities Premium Account, not exceeding INR 15,000

crores, of the Company; authorize the Board

[including its Committee(s) thereof], for the purpose

 of giving effect to this resolution, to determine

the date and the exact amount to be utilized from the

 Securities Premium Account to adjust the Goodwill

arising pursuant to the Scheme, and to do all acts,

deeds and things as may be considered necessary,

proper or expedient without being required to seek

any further consent or approval of the Company or

otherwise to the end and intent that they shall be

deemed to have been given approval thereto expressly

by the authority of this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARILLION PLC, WOLVERHAMPTON

  TICKER:                  N/A                 CUSIP:   G1900N101

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts for the YE 31 DEC          ISSUER            YES             FOR                  FOR

2009 together with the Directors and the Auditors

reports

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #3: Election of Richard John Howson as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Re-elect Richard John Adam as a  Director      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Thomas Donald Kenny as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Re-elect John McDonough as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Re-elect Steven Lewis Mogford as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Re-appoint KPMG Audit Plc as the Auditor        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #9: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of the Auditor

PROPOSAL #10: Declare a final dividend of 10 pence            ISSUER            YES             FOR                  FOR

per share

PROPOSAL #11: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #12: Grant authority for political donations        ISSUER            YES             FOR                  FOR

 expenditure under the Companies Act 2006

PROPOSAL #S.13: Approve to disapply the pre emption          ISSUER            YES             FOR                  FOR

rights

PROPOSAL #S.14: Authorize the Company to make limited        ISSUER            YES             FOR                  FOR

 market purchases of its own shares

PROPOSAL #S.15: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #S.16: Approve to allow a general meeting            ISSUER            YES             FOR                  FOR

other than an AGM to be held on not less than 14

clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHESNARA PLC, PRESTON LANCASHHIRE

  TICKER:                  N/A                 CUSIP:   G20912104

  MEETING DATE:      7/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve that the proposed acquisition          ISSUER            YES             FOR                  FOR

by the Company of the entire issued share capital of

Moderna Life on the terms and conditions contained in

 the acquisition agreement dated 16 APR 2009 between

the Company and Moderna Finance AB (Publ) and set out

 in the circular to the Company's Shareholders dated

03 JUL 2009 and with such non-material amendments

thereto as the Directors of the Company may consider

appropriate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA AGRI-INDUSTRIES HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Y1375F104

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the depositary services to be          ISSUER            YES         AGAINST           AGAINST

provided by COFCO Finance Co., Ltd. pursuant to the

Financial Services Agreement dated 27 OCT 2009

between COFCO Agricultural Industries Management

Services Co., Ltd., COFCO Finance Co., Ltd. and the

Company (the Financial Services Agreement), subject

to the relevant caps as specified; and ratify and

approve the execution of the Financial Services

Agreement, as specified

PROPOSAL #2.: Approve the entrustment loans to be              ISSUER            YES         AGAINST           AGAINST

advanced to COFCO East Ocean Oils & Grains Industries

 (Zhangjiagang) Co., Ltd. and COFCO ADM Oils & Grains

 Industries (Heze) Co., Ltd. by COFCO Agriculture

Industries Management Services Co., Ltd. pursuant to

the Entrustment Loan Framework Agreement dated 27 OCT

 2009 between COFCO Agricultural Industries

Management Services Co., Ltd., COFCO Finance Co.,

Ltd. and the Company (the Entrustment Loan Framework

Agreement) subject to the relevant caps as specified;

 and ratify and approve the execution of the

Entrustment Loan Framework Agreement, as specified

PROPOSAL #3.: Authorize any 1 or more of the                       ISSUER            YES         AGAINST           AGAINST

Directors of the Company (the 'Directors') to execute

 and deliver such other documents or supplemental

agreements or deeds on behalf of the Company and to

do all such things and take all such actions as he or

 they may consider necessary or desirable for the

purpose of giving effect to the Financial Services

Agreement and the Entrustment Loan Framework

Agreement and the transactions contemplated

thereunder with such changes as any Director(s) may

consider necessary, desirable or expedient

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA AGRI-INDUSTRIES HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y1375F104

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements of the Company and its

subsidiaries and the reports of the Directors and

Auditors for the YE 31 DEC 2009

PROPOSAL #2: Approve a final dividend of HKD 5.9                ISSUER            YES             FOR                  FOR

cents per share for the YE 31 DEC 2009

PROPOSAL #3: Approve the Scheme Amendment Proposal           ISSUER            YES             FOR                  FOR

as defined in the Company's circular dated 22 APR2010

 , and any one or more of the Directors of the

Company be and are hereby authorized to execute and

deliver such other documents or supplemental

agreements or deeds on behalf of the Company and to

do all such things and take all such actions as he or

 they may consider necessary or desirable for the

purpose of giving effect to the Scheme Amendment

PROPOSAL #4.a.1: Re-elect Mr. YU Xubo as an Executive        ISSUER            YES             FOR                  FOR

 Director and the Managing Director of the Company

PROPOSAL #4.a.2: Re-elect Mr. CHI Jingtao as a Non-           ISSUER            YES         AGAINST           AGAINST

executive Director of the Company

PROPOSAL #4.a.3: Re-elect Mr. LAM Wai Hon, Ambrose as        ISSUER            YES             FOR                  FOR

 an Independent Non-executive Director of the Company

PROPOSAL #4.b: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the above executive Director's and

 Non-executive Directors' remuneration

PROPOSAL #5: Re-appoint Auditors and authorize the            ISSUER            YES             FOR                  FOR

Board of Directors of the Company to fix their

remunerations

PROPOSAL #6: Approve to increase the authorized share        ISSUER            YES         AGAINST           AGAINST

 capital of the Company from HKD 400,000,000 divided

into 4,000,000,000 shares to HKD 1,000,000,000

divided into 10,000,000,000 shares by creation of an

additional HKD 600,000,000 divided into 6,000,000,000

 shares ranking pari passu in all respects with the

existing issued and unissued shares

PROPOSAL #7.a: Authorize the Directors to allot,                ISSUER            YES             FOR                  FOR

issue and deal with additional shares of the Company

PROPOSAL #7.b: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

the Company's own shares

PROPOSAL #7.c: Approve to add the nominal amount of          ISSUER            YES             FOR                  FOR

the shares repurchased under Resolution 7B to the

mandate granted to the Directors under resolution 7A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA DONGXIANG (GROUP) CO LTD

  TICKER:                  N/A                 CUSIP:   G2112Y109

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements and the reports of the Directors

Directors  and the Auditors of the Company for the YE

 31 DEC 2009

PROPOSAL #2.a: Approve to declare a final dividend            ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009 to the shareholders of the

Company which shall be paid out of the share premium

account of the Company, if necessary, subject to

provisions of the Companies Law  2007 revision  of

PROPOSAL #2.b: Approve to declare a final special              ISSUER            YES             FOR                  FOR

dividend for the YE 31 DEC 2009 to the shareholders

of the Company which shall be paid out of the share

premium account of the Company, if necessary, subject

 to provisions of the Companies Law  2007 revision

of the Cayman Islands

PROPOSAL #3.a.i: Re-elect Mr. Qin Dazhong as an                 ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.aii: Re-elect Mr. Gao Yu as a Non-                    ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.b: Authorize the Board of Directors                 ISSUER            YES             FOR                  FOR

Board  of the Company to fix the Directors'

Remuneration

PROPOSAL #4: Re-appointment of Messrs.                                 ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers, Certified Public Accountants,

 as the Auditors of the Company until the conclusion

of the next AGM and authorize the Board to fix their

remuneration

PROPOSAL #5: Authorize the Directors to exercise                ISSUER            YES             FOR                  FOR

during the Relevant Period  as defined in paragraph

d  below  all the powers of the Company to allot,

issue and deal with additional shares of HKD 0.01 in

the share capital of the Company Shares  and to make

or grant offers, agreements, options or warrants

which would or might require the exercise of such

powers; after the end of the Relevant Period; the

aggregate nominal value of share capital allotted or

agreed conditionally or unconditionally to be

allotted  whether pursuant to an option or otherwise

 by the Directors pursuant to the mandate in

paragraph  a , otherwise than pursuant to  i  a Right

 Issue  as defined in paragraph  d  below ; or  ii

any option scheme or similar arrangement for the time

 being adopted by the Company for the purpose of

granting or issuing Shares CONTD..

PROPOSAL #6: Authorize the Directors  a  a general            ISSUER            YES             FOR                  FOR

mandate to exercise during the Relevant Period  as

defined in paragraph  b  below  all the powers of the

 Company to purchase or otherwise acquire Shares in

accordance with all applicable laws and the

requirements of the Rules Governing the Listing of

Securities on The Stock Exchange of Hong Kong

Limited, provided that the aggregate nominal amount

of Shares so purchased or otherwise acquired shall

not exceed 10% of the aggregate nominal amount of the

 share capital of the Company in issue as at the date

 of this Resolution;  Authority expires the

conclusion of the next AGM of the Company the

expiration of the period within which the next AGM of

 the Company required by the Company's articles of

association or any applicable law to be held

PROPOSAL #7: Approve the condition upon the passing          ISSUER            YES             FOR                  FOR

of resolutions No. 5 and No. 6 above, the aggregate

nominal amount of the Shares which are purchased or

otherwise acquired by the Company pursuant to

resolution No. 6 shall be added to the aggregate

nominal amount of the Shares which may be issued

pursuant to resolution No. 5, provided that such

aggregated amount shall not exceed 10% of the

aggregate nominal amount of the issued share capital

of the Company as at the date of this Resolution

PROPOSAL #8: Authorize the Board to pay out of the            ISSUER            YES             FOR                  FOR

share premium account of the Company such interim

dividends to shareholders as may be declared from

time to time during the period from the passing of

this Resolution until 31 DEC 2010 up to a maximum

amount of HKD 500,000,000, subject to provisions of

the Companies Law  2007 revision  of the Cayman

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA INSURANCE INTERNATIONAL HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   Y1456Z128

  MEETING DATE:      7/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Sale and                     ISSUER            YES             FOR                  FOR

Purchase Agreement dated 22 MAY 2009 entered into

among China Insurance International Holdings Company

Limited [the 'Company'], China Insurance H.K.

[Holdings] Company Limited ['CIHK'] and Manhold

Limited [as specified, the Agreement] and the

transactions contemplated thereunder and the

implementation thereof; conditional upon the Listing

Committee of The Stock Exchange of Hong Kong Limited

[the 'Stock Exchange'] granting approval for the

listing of, and permission to deal in, the

138,924,700 shares of the Company to be issued and

allotted by the Company to CIHK and/or its nominee[s]

 or subsidiary[ies] as it may direct pursuant to the

Agreement [the 'SPA Shares'], the issue and allotment

 of such SPA Shares to CIHK and/or its nominee[s] or

subsidiary[ies] as it may direct; and authorize the

Directors of the Company for and on behalf of the

Company to do all such acts and things, to sign and

execute all such documents, instruments and

agreements and to take all such steps as they may

consider necessary, appropriate, desirable or

expedient to give effect to or in connection with the

PROPOSAL #2.: Approve, conditional upon the                        ISSUER            YES             FOR                  FOR

Privatization Proposal [as specified] becoming

effective in accordance with it terms, the allotment

and issue of new shares of the Company to the

Directors of the Company and their associates and any

 other connected persons of the Company as

consideration under the Privatization Proposal, for

the purposes of Chapter 14A of the Rules Governing

the Listing of Securities of the Stock Exchange [the

'Listing Rules']; conditional upon the Privatization

Proposal becoming effective in accordance with it

terms, the allotment and issue of new shares of the

Company to Cheung Kong [Holdings] Limited, Mr. Wu Chi

 Hung, Mr. Cheng Kwok Ping and their respective

associates as consideration under the Privatization

Proposal for the purposes of Chapter 14A of the

Listing Rules; and authorize the Directors of the

Company for and on behalf of the Company to do all

such acts and things, to sign and execute all such

documents, instruments and agreements and to take all

 such steps as they may consider necessary,

appropriate, desirable or expedient to give effect to

 the transactions set out in [a] and [b] and all

other matters incidental thereto

PROPOSAL #S.3: Approve, conditional upon the                       ISSUER            YES             FOR                  FOR

obtaining of consent from the Office of Commissioner

of Insurance in Hong Kong on the change of Company

name of the Company [if required], the name of the

Company be changed from China Insurance International

 Holdings Company Limited as specified to China

Taiping Insurance Holdings Company Limited as

specified and authorize the Directors of the Company

to do all such acts, deeds and things and execute all

 such documents and make all such arrangements as

they shall, in their absolute discretion, deem

necessary or expedient to effect the foregoing

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA MENGNIU DAIRY CO LTD

  TICKER:                  N/A                 CUSIP:   G21096105

  MEETING DATE:      8/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Articles 94 and 115 of the          ISSUER            YES             FOR                  FOR

Articles of Association as specified; and authorize

any Director of the Company to take such further

actions as he may in his sole and absolute discretion

 thinks fit for and on behalf of the Company to

implement the aforesaid amendments to the existing

Articles by the Company

PROPOSAL #2.A: Elect Mr. Ning Gaoning as a Non-                  ISSUER            YES             FOR                  FOR

Executive Director for a fixed term of 3 years and

authorize the Board of Directors of the Company to

fix his remuneration

PROPOSAL #2.B: Elect Mr. Yu Xubo as a Non-Executive          ISSUER            YES             FOR                  FOR

Director for a fixed term of 3 years and authorize

the Board of Directors of the Company to fix his

remuneration

PROPOSAL #2.C: Elect Mr. Ma Jianping as a Non-                    ISSUER            YES         AGAINST           AGAINST

Executive Director for a fixed term of 3 years and

authorize the Board of Directors of the Company to

fix his remuneration

PROPOSAL #2.D: Elect Mr. Fang Fenglei as a Non-                  ISSUER            YES             FOR                  FOR

Executive Director for a fixed term of 3 years and

authorize the Board of Directors of the Company to

fix his remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA NATL MATLS CO LTD

  TICKER:                  N/A                 CUSIP:   Y15048104

  MEETING DATE:      8/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve a general mandate to the Board        ISSUER            YES             FOR                  FOR

 of Directors of the Company [the 'General Mandate']

to issue interim notes of the Company in the PRC up

to an aggregate principal amount of RMB 4,200,000,000

 [the 'Interim Notes'] within 24 months from the date

 of registration of the issue of the Interim Notes by

 the National Association of Financial Market

Institutional Investors

PROPOSAL #S.2: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to authorize Mr. Tan Zhongming and Mr.

Zhou Yuxian, being Executive Directors of the

Company, to exercise the General Mandate in respect

of the following matters: A) to determine the terms

and conditions of the issue of the Interim Notes,

including but not limited to, (i) the issue of

Interim Notes up to an aggregate principal amount of

RMB 4,200,000,000; (ii) the issue of the Interim

Notes in tranche(s) and the amount of each tranche;

(iii) the maturity and method of repayment of the

principal and the interests of the Interim Notes;

(iv) the interests rates of the Interim Notes or its

determination mechanism; (v) the provision of

guarantees for the Interim Notes (if any); (vi) the

use of proceeds from the issue of the Interim Notes;

and (vii) the selection of qualified institutional

investors to participate in the issue of the Interim

Notes; B) to negotiate, sign or execute such

documents, agreements or deeds for and on behalf of

the Company and make all necessary public disclosure

of the relevant information in relation to the issue

of the Interim Notes; C) to apply for all necessary

approvals by the relevant regulatory authorities in

the PRC in respect of the issue of the Interim Notes

and to make suitable adjustments on the proposal of

the issue of the Interim Notes in accordance with the

 opinions of the relevant regulatory authorities [if

any]; and D) to do all such things and to take all

such actions as they may consider necessary or

desirable for the purpose of giving effect to the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA RESOURCES GAS GROUP LTD

  TICKER:                  N/A                 CUSIP:   G2113B108

  MEETING DATE:      10/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the conditional Share Purchase         ISSUER            YES             FOR                  FOR

Agreement dated 08 SEP 2009 entered into between (i)

Powerfaith Enterprises Limited [Powerfaith], an

indirectly wholly-owned subsidiary of China Resources

 [Holdings] Company Limited [China Resources

Holdings], as vendor; (ii) the Company as purchaser;

and (iii) China Resources Gas [Holdings] Limited, a

wholly-owned subsidiary of China Resources Holdings

as guarantor of all obligations and liabilities of

Powerfaith to the Company under the agreement, in

relation to the sale and purchase of the entire

issued share capital of Top Steed Limited, an

indirectly wholly-owned subsidiary of China Resources

 Holdings, at a consideration of HKD 1,600 million

[the Share Purchase Agreement], as specified and all

the transactions contemplated under the Share

Purchase Agreement and authorize the Directors of the

 Company [the Directors], to do such acts and execute

 such other documents with or without amendments and

affix the common seal of the Company thereto [if

required] as they may consider necessary, desirable

or expedient to carry out or give effect to or

otherwise in connection with or in relation to the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA SOUTHN AIRLS LTD

  TICKER:                  N/A                 CUSIP:   Y1503W102

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the equity transfer         ISSUER            YES             FOR                  FOR

agreement [the Transfer Agreement] entered into

between the Company as vendor and China Southern Air

Holding Limited [CSAHC] as purchaser on 28 SEP 2009,

pursuant to which, among others, the Company has

conditionally agreed to sell to CSAHC the 50%

shareholding in the registered capital of MTU

Maintenance Zhuhai Co. Ltd. [JV Company] [as

specified], the terms thereof, the execution and

delivery thereof by the Company and the performance

and implementation of the transactions contemplated

thereunder; and authorize any one Director of the

Company for and on behalf of the Company to do all

acts and things and to approve, execute and deliver

all notices, documents, instruments or agreements as

may be necessary, desirable or expedient to carry out

 or to give effect to any or all transactions

contemplated under the Transfer Agreement and to

agree to such variations, amendments or waivers

thereof as are, in the opinion of such Director, in

the interests of the Company

PROPOSAL #2.: Approve and ratify the Agreement                   ISSUER            YES             FOR                  FOR

entered into between the Company, CSAHC, the JV

Company and MTU Aero Engines GmbH on 28 SEP 2009 [as

specified], the terms thereof, the execution and

delivery thereof by the Company and the performance

and implementation of the continuing connected

transactions contemplated thereunder and the

respective annual cap amounts; and authorize any one

Director of the Company for and on behalf of the

Company to do all acts and things and to approve,

execute and deliver all notices, documents,

instruments or agreements as may be necessary,

desirable or expedient to carry out or to give effect

 to any or all transactions contemplated under the

Agreement and to agree to such variations, amendments

 or waivers thereof as are, in the opinion of such

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA ST CONSTRUCTION INTL  HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G21677136

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Acquisition                ISSUER            YES             FOR                  FOR

Agreement [as defined in the circular of the Company

dated 28 MAY 2010 of which this notice forms part]

[as specified] and the transactions contemplated

there under and the implementation thereof; and

authorize any one Director of the Company [or any two

 Directors of the Company if the affixing of the

Common Seal is necessary] for and on behalf of the

Company to execute all such other documents,

instruments and agreements and to do all such acts or

 things deemed by him to be incidental to, ancillary

to or in connection with the matters contemplated in

the Acquisition Agreement and the transactions

contemplated there under and the implementation

thereof including the affixing of Common Seal thereon

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA TAIPING INSURANCE HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   Y1456Z151

  MEETING DATE:      12/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Property Sale            ISSUER            YES             FOR                  FOR

And Purchase Agreement dated 23 NOV 2009 entered into

 between [Taiping Life Insurance Company Limited]

[TPL], a subsidiary of the Company, and [Taiping Real

 Estate Shanghai Company Limited] [TPR] [as

specified, the Property Acquisition Framework

Agreement] and the transactions contemplated

thereunder and the implementation; and authorize the

Directors of the Company for and on behalf of the

Company to do all such acts and things, to sign and

execute all such documents, instruments and

agreements and to take all such steps as they may

consider necessary, appropriate, desirable or

expedient to give effect to or in connection with the

 transactions contemplated in this resolution and all

 other matters incidental thereto

PROPOSAL #2.: Approve and ratify the Sale And                     ISSUER            YES             FOR                  FOR

Purchase Agreement dated 23 NOV 2009 entered into

between TPL and [Taiping Investment Holdings Company

Limited] [as specified, the TPR Acquisition

Agreement] and the transactions contemplated

thereunder and the implementation thereof; the

advancement of the shareholders' loan by TPL for the

benefit of TPR as detailed in the circular of the

Company dated 3 DEC 2009 [as specified]; and

authorize the Directors of the Company for and on

behalf of the Company to do all such acts and things,

 to sign and execute all such documents, instruments

and agreements and to take all such steps as they may

 consider necessary, appropriate, desirable or

expedient to give effect to or in connection with the

 transactions contemplated in this resolution and all

 other matters incidental thereto

PROPOSAL #3.: Re-elect Mr. LEE Kong Wai Conway as an         ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHRYSALIS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G2167G102

  MEETING DATE:      3/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the annual accounts of        ISSUER            YES             FOR                  FOR

 Chrysalis PLC for 2009, together with the reports of

 the Directors and Auditors thereon

PROPOSAL #2: Approve the remuneration report                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Re-elect G. Howard-Spink as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Re-elect D. Murrell as a Director                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Re-elect J. Larsen as a Director                      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-elect P. Lassman as a Director                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Re-appoint KPMG Audit Plc as the                     ISSUER            YES             FOR                  FOR

Auditors of the Company

PROPOSAL #8: Authorize the Directors to agree the              ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #9: Approve to renew the authority for the          ISSUER            YES             FOR                  FOR

Directors to allot unissued shares

PROPOSAL #S.10: Approve to renew the Company's                   ISSUER            YES             FOR                  FOR

authority for the limited disapplication of pre-

emption rights

PROPOSAL #S.11: Approve to renew the Company's                   ISSUER            YES             FOR                  FOR

authority to purchase its own shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUGOKU MARINE PAINTS,LTD.

  TICKER:                  N/A                 CUSIP:   J07182116

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIR COMPAGNIE INDUSTRIALI RIUNITE SPA, TORINO

  TICKER:                  N/A                 CUSIP:   T28980125

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Receive the report on the management          ISSUER             NO              N/A                  N/A

and balance sheet as at 31 DEC 2009; report of the

Board of Auditors; related and consequent resolutions

PROPOSAL #O.2: Approve the revocation of the                       ISSUER             NO              N/A                  N/A

resolution dated 30 APR 2009 concerning the

authorization to purchase and disposal of own shares

and proposal for a new authorization

PROPOSAL #O.3: Approve of the 2010 Stock Option Plan         ISSUER             NO              N/A                  N/A

PROPOSAL #E.1: Approve the integration to the proxy          ISSUER             NO              N/A                  N/A

to issue convertible bond or bond with attribution of

 warrant, granted to the Board of Directors by the

extraordinary shareholders  meeting dated 30 APR

2009, pursuant to Article 2420 of the Italian Civil

Code; consequent amendment of Article 4 of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CITIC 1616 HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y1640H109

  MEETING DATE:      12/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the entry into of          ISSUER            YES             FOR                  FOR

the Sale and Purchase Agreement [as specified] and

the transactions contemplated thereunder; authorize

any 1 Director of the Company or any 2 Directors of

the Company, if the affixation of the common seal is

necessary, for and on behalf of the Company to

execute (and, if necessary, affix the common seal of

the Company to) any such documents, instruments and

agreements and to do any such acts or things as may

be deemed by him/her/them in his/her/their absolute

discretion to be incidental to, ancillary to or in

connection with the matters contemplated in the Sale

and Purchase Agreement and the transactions

contemplated thereunder

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CITIC 1616 HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y1640H109

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited accounts          ISSUER            YES             FOR                  FOR

and the reports of the Directors and the Auditors for

 the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.A: Re-elect the retiring Director Dr                ISSUER            YES             FOR                  FOR

David Chan Tin Wai

PROPOSAL #3.B: Re-elect the retiring Director Mr. Liu        ISSUER            YES             FOR                  FOR

 Li Qing

PROPOSAL #3.C: Re-elect the retiring Director Mr.              ISSUER            YES             FOR                  FOR

Gordon Kwong Che Keung

PROPOSAL #3.D: Re-elect the retiring Director Mr. Fei        ISSUER            YES             FOR                  FOR

 Yiping

PROPOSAL #4: Re-appoint Messrs. KPMG as the Auditors         ISSUER            YES             FOR                  FOR

and authorize the Board of Directors to fix their

remuneration

PROPOSAL #5: Authorize the Directors of the Company,         ISSUER            YES         AGAINST           AGAINST

subject to this resolution, to allot, issue and

dispose of additional shares in the Company and to

make or grant offers, agreements and options during

and after the relevant period, otherwise than

pursuant to  i  Rights Issue; or  ii  any option

scheme or similar arrangement for the time being

adopted for the grant or issue to the officers and/or

 employees of the Company and/or any of its

subsidiaries of shares or rights to acquire shares of

 the Company; or  iii  the exercise of rights of

subscription or conversion under the terms of any

warrants issued by the Company or any securities

which are convertible into shares of the Company; or

 iv  any scrip dividend or similar arrangement

providing for the allotment of shares in lieu of the

PROPOSAL #6: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

to purchase or otherwise acquire shares of the

Company during the relevant period in accordance with

 all applicable laws and the requirements of the

Rules Governing the Listing of Securities on The

Stock Exchange of Hong Kong Limited, provided that

the aggregate nominal amount of shares so purchased

or otherwise acquired shall not exceed 10% of the

aggregate nominal amount of the share capital of the

Company in issue at the date of this Resolution;

Authority expires the earlier of the conclusion of

the next AGM or the expiration of the period within

which the next AGM is to be held by law

PROPOSAL #7: Approve, conditional upon the passing of        ISSUER            YES         AGAINST           AGAINST

 Resolutions 5 and 6 as specified in the Notice

convening this Meeting, the aggregate nominal amount

of the shares which are purchased or otherwise

acquired by the Company pursuant to Resolution 6

shall be added to the aggregate nominal amount of the

 shares which may be issued pursuant to Resolution 5

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CITIC 1616 HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y1640H109

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the entry into of            ISSUER            YES             FOR                  FOR

the Sale and Purchase Agreement (as defined in the

circular to the shareholders of the Company dated 19

APR 2010 (the Circular)), a copy of which has been

produced to this meeting marked A and signed by the

Chairman of this meeting for identification purpose,

and the transactions contemplated thereunder;

authorize the Directors of the Company a specific

mandate to allot and issue 405,826,087 Consideration

Shares (as defined in the Circular) to CITIC Pacific

Limited (or its nominees) in settlement of part of

the Consideration (as defined in the Circular) in

accordance with the terms and conditions of the Sale

and Purchase Agreement; approve the allotment and

issue of the Consideration Shares credited as fully

paid at the issue price of HKD 2.30 per Consideration

 Share; and authorize any one Director of the Company

 or any two Directors of the Company, if the

affixation of the common seal is necessary, to

execute (and, if necessary, affix the common seal of

the Company to) any such documents, instruments and

agreements and to do any such acts or things as may

be deemed by him/them in his/their absolute

discretion to be incidental to, ancillary to or in

connection with the matters contemplated in the Sale

and Purchase Agreement and the transactions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CODERE SA, MADRID

  TICKER:                  N/A                 CUSIP:   E3613T104

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of annual accounts           ISSUER            YES             FOR                  FOR

balance sheet, profit and loss account, statement of

changes in equity, the cash flow statement and notes

, and the report of management of CODERE, SA, and

annual accounts  balance sheet, profit and loss

account, the statement of comprehensive income,

statement of changes in equity, the cash flow

statement and notes  and the management report of the

 consolidated group of companies, for the YE 31 DEC

2009 and the proposal for applying the results of

PROPOSAL #2: Grant discharge of the Board of                       ISSUER            YES             FOR                  FOR

Directors during 2009

PROPOSAL #3: Amend the paragraph 5 of Article 24 of          ISSUER            YES             FOR                  FOR

the Laws

PROPOSAL #4: Authorize the acquisition of own shares         ISSUER            YES             FOR                  FOR

directly or through Group Companies

PROPOSAL #5: Approve to delegation of powers to                 ISSUER            YES             FOR                  FOR

formalize, interpret, correct and execute the

resolutions adopted by the General Meeting of

shareholders

PROPOSAL #6: Approve the voting in an advisory                   ISSUER            YES             FOR                  FOR

capacity to the Report on Remuneration Policy for

Directors

PROPOSAL #7: Approve the information on the partial          ISSUER            YES             FOR                  FOR

amendment of the Regulations of the Board of

Directors in accordance with the provisions of

Article 115 of the Securities Exchange Act

PROPOSAL #8: Presentation of the report explaining            ISSUER            YES             FOR                  FOR

the elements of the Management Report contained in

Article 116 BIS of the Securities Market Act

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPUGROUP HOLDING AG, KOBLENZ

  TICKER:                  N/A                 CUSIP:   D15813211

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 financial

year with the report of the Supervisory Board, the

group financial statements, the group annual report,

the reports pursuant to Sections 289(4) and 315(4) of

 the German Commercial Code, and the proposal of the

Board of MDs the appropriation of the distributable

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 15,172,372.33 as follows:

 Payment of a dividend of EUR 0.25 per no-par share

EUR 2,615,211.83 shall be carried forward Ex-dividend

 and payable date: 20 MAY 2010

PROPOSAL #3.: Ratification the acts of the Board of          ISSUER            YES             FOR                  FOR

Managing Director's

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: Pricewater-houseCoopers AG, Frankfurt

PROPOSAL #6.: Authorization to acquire own shares the        ISSUER            YES         AGAINST           AGAINST

 Company shall be authorized to acquire own shares of

 up to 10% of its share capital, at prices not

deviating more than 20% from the market price of the

shares, on or before 19 MAY 2015, the Board of

Managing Director's shall be authorized to sell the

shares on the stock ex-change or to offer them to all

 shareholders, or to dispose of the shares in another

 manner if they are sold at a price not materially

below their market price, to use the shares for

acquisition purposes or within the scope of the

company's stock option plan, and to retire the shares

PROPOSAL #7.: Amendment to Section 1(1) of the                   ISSUER            YES             FOR                  FOR

Articles of Association in respect of the Company's

name being changed to CompGroup Medical AG

PROPOSAL #8.: Amendments the articles of association         ISSUER            YES             FOR                  FOR

in accordance with the Law on the Implementation of

the Shareholder Rights Directive (ARUG) Section

19(1), in respect of shareholders being entitled to

participate in and vote at the shareholders' meeting

if they register with the company by the sixth day

prior to the meeting and provide evidence of their

shareholding Section 19(3), in respect of the Board

of Managing Director's being authorized to permit

shareholders to absentee vote at a shareholders'

meeting Section 20(4), in respect of the chairman of

the shareholders' meeting being authorized to permit

the audiovisual transmission of the shareholders'

meeting Section 21(2), in respect of proxy-voting

instructions being issued in written form unless

stipulated otherwise by law

PROPOSAL #9.1: Election of Klaus Esser as Supervisory        ISSUER            YES         AGAINST           AGAINST

 Board

PROPOSAL #9.2: Election of Rolf Hinz as Supervisory          ISSUER            YES         AGAINST           AGAINST

Board

PROPOSAL #9.3: Election of Daniel Gotthardt as                   ISSUER            YES         AGAINST           AGAINST

Supervisory Board

PROPOSAL #10.: Approve the profit transfer agreement         ISSUER            YES             FOR                  FOR

with the Company's wholly-owned subsidiary, ALBIS

Product Verwaltungs-GmbH, effective for a period of

at least 5 years

PROPOSAL #11.: Approve the profit transfer agreement         ISSUER            YES             FOR                  FOR

with the Company's wholly-owned subsidiary, Computed

Praxis computer Verwaltungs-GmbH, effective for a

period of at least 5 years

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPUTERSHARE LIMITED CPU

  TICKER:                  N/A                 CUSIP:   Q2721E105

  MEETING DATE:      11/11/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

report, the Directors' report and the Auditor's

report for the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #3.: Re-elect Ms. P.J. Maclagan as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires from the office

under Clause 66 of the Company's Constitution

PROPOSAL #4.: Re-elect Dr. M. Kerber as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who retires from the office under

Clause 66 of the Company's Constitution

PROPOSAL #5.: Approve, for the purposes of Sections          ISSUER            YES         AGAINST           AGAINST

259B(2) and 260C(4) of the Corporations Act 2001 and

for all other purposes, the Employee Share Scheme

called the Computershare Limited - Second Deferred

Long Term Incentive plan [DLI plan], as specified;

and an issue of securities under the DLI Plan to the

Managing Director of the Company for the purposes of

Rule 10.14 of the Listing Rules of ASX Limited; and

all other issues of securities under the DLI Plan for

 the purposes of Rule 7.2 Exception 9 as exception to

 Rule 7.1 of the Listing Rules of ASX Limited and for

 all other purposes

PROPOSAL #6.: Authorize the Company, for the purposes        ISSUER            YES         AGAINST           AGAINST

 of Section 200B and 200E of the Corporations Act, to

 give to each of the persons as specified any of the

benefits as specified in connection with that

person's retirement from a Board or managerial office

 [or Managerial or executive office] in the Company,

or a related Body Corporate, arising from that

person's participation in the DLI Plan further

details of which are as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CRANE GROUP LIMITED

  TICKER:                  N/A                 CUSIP:   Q29674100

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the annual                     ISSUER             NO              N/A                  N/A

financial report of the Company and its controlled

entities for the FYE 30 JUN 2009, including the

report of the Directors, the Directors' declaration

and the Independent Auditor's report

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

YE 30 JUN 2009

PROPOSAL #3.: Re-elect Mr. Robert Fraser as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Clause 55 of the Company's

PROPOSAL #S.4: Approve to renew the Company's                     ISSUER            YES             FOR                  FOR

proportional takeover approval provisions in the form

 specified in Clause 21 of the Constitution, for the

purposes of Section 648G of the Corporations Act 2001

 (Cth)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CSR PLC

  TICKER:                  N/A                 CUSIP:   G1790J103

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements and the        ISSUER            YES         AGAINST           AGAINST

 reports of the Directors and the Auditors

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

period ended 01 JAN 2010

PROPOSAL #3: Re-elect Mr. Ron Mackintosh as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Re-elect Mr. Sergio Giacoletto-Roggio as        ISSUER            YES         AGAINST           AGAINST

 a Director

PROPOSAL #5: Election of Mr. Kanwar Chadha as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #6: Election of Mr. Diosdado Banatao as a            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #7: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8: Authorize the Directors to determine the        ISSUER            YES         AGAINST           AGAINST

 remuneration of the Auditors

PROPOSAL #9: Authorize the Company and all its                   ISSUER            YES             FOR                  FOR

subsidiaries to make political donations

PROPOSAL #10: Grant authority to the Directors, under        ISSUER            YES             FOR                  FOR

 Section 551 of the Companies Act 2006

PROPOSAL #S.11: Approve, pursuant to Section 570 of          ISSUER            YES             FOR                  FOR

the Companies Act 2006 to renew the disapplication of

 statutory pre-emption rights

PROPOSAL #S.12: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares under Section 701 of the Companies Act

PROPOSAL #S.13: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

PROPOSAL #S.14: Approve to authorize the general                ISSUER            YES             FOR                  FOR

meeting other than an AGM to be called on not less

than 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAH SING BANKING GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y1923F101

  MEETING DATE:      9/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Agreement [as            ISSUER            YES             FOR                  FOR

specified, a copy of which has been produced to the

meeting marked A and signed by the Chairman of the

meeting for the purpose of identification] and the

execution thereof and implementation of all

transactions thereunder; approve the conditional upon

 the Listing Committee of The Stock Exchange of Hong

Kong Limited granting the listing of, and the

permission to deal in, the Subscription Shares [as

specified], the issue and allotment of the

Subscription Shares under the specific mandate; and

authorize the Directors of the Company to sign,

execute, perfect and deliver all such documents and

do all such deeds, acts, matters and things as they

may in their absolute discretion consider necessary

or desirable for the purpose of or in connection with

 the implementation of the Agreement and all

transactions and other matters contemplated

thereunder or ancillary thereto, to waive compliance

from and/or agree to any amendment or supplement to

any of the provisions of the Agreement which in their

 opinion is not of a material nature and to effect or

 implement any other matters referred to in this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAH SING BANKING GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y1923F101

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the reports and audited financial         ISSUER            YES             FOR                  FOR

statements for 2009

PROPOSAL #2.1: Re-elect of Mr. David Richard Hinde as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #2.2: Re-elect of Mr. Robert Tsai-To Sze as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #2.3: Re-elect of Mr. Lung-Man Chiu (John            ISSUER            YES             FOR                  FOR

Chiu) as a Director

PROPOSAL #2.4: Re-elect of Mr. Gary Pak-Ling Wang as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #2.5: Re-elect of Mr. Kazutake Kobayashi as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3: Approve to fix the fees payable to                 ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: Appointment of PricewaterhouseCoopers as        ISSUER            YES             FOR                  FOR

 the Auditors of the Company and to authorize the

Directors to fix their remuneration

PROPOSAL #5: Approve a general mandate to issue shares      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIDO STEEL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J08778110

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIHATSU DIESEL MFG. CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J09030107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Adopt Reduction of            ISSUER            YES             FOR                  FOR

Liability System for Outside Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Corporate

PROPOSAL #6: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAVIDE CAMPARI - MILANO SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T24091117

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve the free capital increase from        ISSUER             NO              N/A                  N/A

 EUR 29,040,000 to EUR 58,080,000 and the relevant

amendments to Company By-laws

PROPOSAL #E.2: Approve the proposal to grant a                   ISSUER             NO              N/A                  N/A

further five-year period of powers to the Board of

Directors in order to execute a paid-in capital

increase/free capital increase and to issue

convertible bonds, inherent and consequent resolutions

PROPOSAL #E.3: Amend the Articles 11, 15 and 27 of            ISSUER             NO              N/A                  N/A

the By-laws in compliance with Law Decree N. 27 Dtd

27 JAN 2010 with integration of relative regulations

on appointment of Board of Auditors

PROPOSAL #O.1: Approve the financial statements as at        ISSUER             NO              N/A                  N/A

 31 DEC 2009 and consequent resolutions

PROPOSAL #O.2: Appointment of the Board of Directors         ISSUER             NO              N/A                  N/A

PROPOSAL #O.3: Appointment of the Board of Statutory         ISSUER             NO              N/A                  N/A

Auditors

PROPOSAL #O.4: Appointment of the Auditing firm                  ISSUER             NO              N/A                  N/A

PROPOSAL #O.5: Approve the stock option plan ex                 ISSUER             NO              N/A                  N/A

Article 114-BIS TUF

PROPOSAL #O.6: Grant authority to purchase and                   ISSUER             NO              N/A                  N/A

dispose of Company's own shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DC CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J09198102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DCC PLC

  TICKER:                  N/A                 CUSIP:   G2689P101

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Financial Statements for            ISSUER            YES             FOR                  FOR

the YE 31 MAR 2009, together with the reports for the

 Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend of 39.73 cent         ISSUER            YES             FOR                  FOR

per share for the YE 31 MAR 2009

PROPOSAL #3.: Approve the Report on Directors'                   ISSUER            YES             FOR                  FOR

Remuneration and Interests for the YE 31 MAR 2009

PROPOSAL #4.A: Re-elect Mr. Tommy Breen                                ISSUER            YES             FOR                  FOR

PROPOSAL #4.B: Re-elect Mr. Roisin Brennan                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.C: Re-elect Mr. Michael Buckley                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.D: Re-elect Mr. David Byrne                                ISSUER            YES             FOR                  FOR

PROPOSAL #4.E: Re-elect Mr. Maurice Keane                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.F: Re-elect Mr. Kevin Melia                                ISSUER            YES             FOR                  FOR

PROPOSAL #4.G: Re-elect Mr. John Moloney                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.H: Re-elect Mr. Donal Murphy                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.I: Re-elect Mr. Fergal O'Dwyer                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.J: Re-elect Mr. Bernard Somers                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #6.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

 for cash otherwise than to existing shareholders in

certain circumstances

PROPOSAL #8.: Authorize the Directors to make market         ISSUER            YES             FOR                  FOR

purchases of the Company's own shares

PROPOSAL #9.: Approve to fix the Re-issue price of            ISSUER            YES             FOR                  FOR

the Company's shares held as treasury shares

PROPOSAL #10.: Approve the convening of certain EGMs         ISSUER            YES             FOR                  FOR

on 14 days' notice

PROPOSAL #11.: Approve the establishment of the DCC          ISSUER            YES             FOR                  FOR

plc Long Term Incentive Plan 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DECHRA PHARMACEUTICALS PLC

  TICKER:                  N/A                 CUSIP:   G2698H108

  MEETING DATE:      11/6/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the accounts of            ISSUER            YES             FOR                  FOR

the Company for the YE 30 JUN 2009, together with the

 Directors' report and the Auditors report

PROPOSAL #2.: Receive and approve the Directors'                ISSUER            YES             FOR                  FOR

remuneration report for the YE 30 JUN 2009

PROPOSAL #3.: Declare a final dividend for the YE 30         ISSUER            YES             FOR                  FOR

JUN 2009 of 6.10 pence per ordinary share in the

capital of the Company to be paid on 11 DEC 2009 to

Members whose names appear on the Register of Members

 of the Company as at the close of business on 13 NOV

 2009

PROPOSAL #4.: Re-elect Mr. Simon Evans as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #5.: Re-elect Mr. Malcolm Diamond as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #6.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditors of the Company to hold office, from the

conclusion of the meeting until the conclusion of the

 next AGM of the Company at which accounts be laid

PROPOSAL #7.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #S.8: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 551 of the 2006 Act to

exercise all powers of the Company to allot relevant

securities: [a] comprising equity securities [as

specified in Section 560[1] of the 2006 Act] up to an

 aggregate nominal amount of GBP 233,402 [such amount

 to be reduced by the aggregate nominal amount of

relevant securities allotted pursuant to Paragraph

[b] of this resolution] in connection with a rights

issue [as specified in the listing rules published by

 the Financial Services Authority]: to holders of

ordinary shares in the capital of the Company in

proportion [as nearly as practicable] to the

respective numbers of ordinary shares held by them;

and to holders of other equity securities in the

capital of the Company as required by the rights of

those securities or, subject to such rights, as the

Directors otherwise consider necessary, but subject

to such exclusions or other arrangements as the

Directors may deem necessary or expedient in relation

 to treasury shares, fractional entitlements, record

dates or any legal or practical problems under the

laws of any territory or the requirements of any

regulatory body or Stock Exchange; and [b] otherwise

than pursuant to Paragraph [a] of this resolution, up

 to an aggregate nominal amount of GBP 233,402 [such

amount to he reduced by the aggregate nominal amount

of Relevant Securities allotted pursuant to Paragraph

 [a] of this resolution in excess of GBP 238,402];

and [Authority expires at the conclusion of the AGM

of the Company next year or 06 FEB 2011]; and the

Directors may allot relevant securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.9: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 8 and pursuant to Section

570 of the 2006 Act, to allot equity securities

[within the meaning of Section 560 of the 2006 Act]

for cash pursuant to the authorities granted by

Resolution 8 as if Section 561[1] of the 2006 Act did

 not apply to any such allotment, provided that this

power shall be limited: to the allotment of equity

securities in connection with an offer of equity

securities [but, in the case of an allotment pursuant

 to the authority granted by Paragraph [a] of

Resolution 8, such power shall be limited to the

allotment of equity securities in connection with a

rights issue [as specified in the listing rules

published by the Financial Services Authority]]: [a]

to holders of ordinary shares in the capital of the

Company in proportion [as nearly as practicable] to

the respective numbers of ordinary shares held by

them; and [b] to holders of other equity securities

in the capital of the Company, as required by the

rights of those securities or, subject to such

rights, as the Directors otherwise consider

necessary, but subject to such exclusions or other

arrangements as the Directors may deem necessary or

expedient in relation to treasury shares, fractional

entitlements, record dates or any legal or practical

problems under the laws of any territory or the

requirements of any regulatory body or Stock Exchange

 and in case of an allotment pursuant to the

authority granted by on the above resolution to the

allotment of equity securities upto an aggregate

nominal amount of GBP 32,791; and [Authority expires

at the conclusion of the AGM of the Company next year

 or 06 FEB 2011]; and the Directors may allot equity

securities after the expiry of this authority in

PROPOSAL #S.10: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

Section 701 of the 2006 Act, to make market purchases

 [within the meaning of Section 693[4] of the 2006

Act] of ordinary shares of GBP 0.01 each in the

capital of the Company ['Shares'], provided that: the

 maximum aggregate number of Shares which may be

purchased is 6,558,192 [representing 10% of the

Company's issued ordinary share capital]; the minimum

 price [excluding expenses] which may be paid for a

Share is GBP 0.01; the maximum price [excluding

expenses] which may be paid for a Share is the higher

 of an amount equal to 105% of the average of the

middle market quotations for the Shares as derived

from the Daily Official List of the London Stock

Exchange plc for the 5 business days immediately

preceding the day on which the purchase is made; and

an amount equal to the higher of the price of the

last independent trade of a Share and the highest

current independent bid for a Share on the trading

venue where the purchase is carried out; and

[Authority expires the earlier of the conclusion of

the AGM of the Company or 06 FEB 2011] and the

Company, before the expiry, may make a contract to

purchase ordinary shares which will or may be

PROPOSAL #S.11: Approve to permit by Section 307A of         ISSUER            YES             FOR                  FOR

the 2006 Act any general meeting of the Company

[other than an AGM of the Company] shall be called by

 notice of not less than 14 clear days in accordance

with the provisions of the Articles of Association of

 the Company; [Authority expires the earlier of the

conclusion of the AGM of the Company]

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Memorandum which, by virtue of Section 28 of the 2006

 Act, are to be treated as provisions of the Articles

 of Association; and the draft regulations produced

to the meeting as specified be adopted as the

Articles of Association of the Company in

substitution for, and to the exclusion of, the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELTA LLOYD N.V., AMSTERDAM

  TICKER:                  N/A                 CUSIP:   N25633103

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and announcements                                  ISSUER             NO              N/A                  N/A

PROPOSAL #2.a: Discuss the 2009 annual report of the         ISSUER             NO              N/A                  N/A

Executive Board for the 2009 FY

PROPOSAL #2.b: Corporate Governance                                       ISSUER             NO              N/A                  N/A

PROPOSAL #3.a: Adopt the financial statements for the        ISSUER            YES             FOR                  FOR

 2009 FY and loss allocation

PROPOSAL #0: Explanation of the policy on reserves            ISSUER             NO              N/A                  N/A

and dividends

PROPOSAL #3.b: Approve to pay out the dividend from          ISSUER            YES             FOR                  FOR

the reserves

PROPOSAL #4.a: Grant discharge to the Members of the         ISSUER            YES             FOR                  FOR

Executive Board in respect of their Management during

 the 2009 FY

PROPOSAL #4.b: Grant discharge to the Members of the         ISSUER            YES             FOR                  FOR

Supervisory Board in respect of their supervision

during the 2009 FY

PROPOSAL #5: Appointment of Mr. E.A.A. Roozen as a            ISSUER             NO              N/A                  N/A

Member of the Management Board

PROPOSAL #6.a: Announcement of outstanding vacancies         ISSUER             NO              N/A                  N/A

PROPOSAL #6.b: Opportunity to recommend the                        ISSUER             NO              N/A                  N/A

appointment or re-appointment of Five Members of the

Supervisory Board

PROPOSAL #6.c: Notification of candidates nominated          ISSUER             NO              N/A                  N/A

by the Supervisory Board to fill the outstanding

PROPOSAL #6.d: Re-appoint Mr. E.J. Fischer as a                 ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #6.e: Re-appoint Mr. J.G. Haars as a Member         ISSUER            YES             FOR                  FOR

of the Supervisory Board

PROPOSAL #6.f: Appointment of Mrs. S.G. Van Der Lecq         ISSUER            YES             FOR                  FOR

as a Member of the Supervisory Board

PROPOSAL #6.g: Appointment of Mr. P.F. Hartman as a          ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #6.h: Appointment of Mr. P.C. Regan as a              ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #6.i: Announcement of vacancies on the                 ISSUER             NO              N/A                  N/A

Supervisory Board that will arise in 2011

PROPOSAL #7: Authorize the Executive Board to acquire        ISSUER            YES             FOR                  FOR

 ordinary shares held by the Company in its own

capital, plus the accompanying depositary receipts

PROPOSAL #8: Any other business and closure                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEMAG CRANES AG, DUESSELDORF

  TICKER:                  N/A                 CUSIP:   D17567104

  MEETING DATE:      3/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008/2009 FY

with the report of the Supervisory Board, the Group

financial statements and annual report, and the

report pursuant to Sections 289[4] and 315[4] of the

German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distributable profit of EUR 56,665,762.19 as follows:

 the entire amount shall be carried forward

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the                     ISSUER             NO              N/A                  N/A

2009/2010 FY: Deloitte & Touche GmbH, Dusseldorf

PROPOSAL #6.: Amendments to the Articles of                        ISSUER             NO              N/A                  N/A

Association: a) Section 15(2) shall be amended in

respect of the shareholders meeting being announced

at least 30 days prior to the deadline for

shareholder registration for attendance; b) Section

16[1] shall be amended in respect of registration for

 shareholders meetings having to be effected at least

 6 days in advance; c) Section 16[2] shall be amended

 in respect of proof of shareholding as per the 21st

day before the meeting being provided to the company

at least 6 days prior to the shareholders meeting; d)

 Section 17[2] shall be amended in respect of proxy

voting instructions having to be given in written

form; e) Section 17[3] shall be added in respect of

the Board of Managing Directors being entitled to

allow absentee voting at shareholders meetings

PROPOSAL #7.: Authorization to issue convertible or          ISSUER             NO              N/A                  N/A

warrant bonds, the creation of contingent capital,

and the corresponding amendments to the Articles of

Association, the Board of Managing Directors shall be

 authorized, with the consent of the Supervisory

Board, to issue bearer bonds of up to EUR 210,000,000

 conferring an option or conversion right for new

bearer shares of the Company, against cash payment on

 or before 01 MAR 2015, shareholders shall be granted

 subscription rights, except for residual amounts,

for the granting of such rights to other bondholders,

 and for the issue of bonds at a price not materially

 below their theoretical market value, the share

capital shall be increased accordingly by up to EUR

4,200,000, insofar as option or conversion rights are

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DENWAY MTRS LTD

  TICKER:                  N/A                 CUSIP:   Y2032Y106

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Audited financial                        ISSUER            YES             FOR                  FOR

statements and the report of the Directors and the

Independent Auditor's report for the YE 31 DEC 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.i: Re-elect Mr. Zhang Fangyou as the                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.ii: Re-elect Mr. LI Tun as the Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.iii: Re-elect Mr. FU Shoujie as the                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iv: Re-elect Mr. Lee Ka Lun as the                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.v: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #4: Re-appoint Auditor and authorize the              ISSUER            YES             FOR                  FOR

Board of Directors to fix the remuneration

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to paragraph (ii) during the Relevant Period

 [as specified] to repurchase shares in the capital

of the Company on the Stock Exchange of Hong Kong

Limited or on any other Stock Exchange on which the

shares of the Company may be listed and recognized by

 the Securities and Futures Commission and the Stock

Exchange for this purpose, subject to and in

accordance with all applicable laws and the

requirements of the Rules Governing the Listing of

Securities on the Stock Exchange or of any other

stock exchange as amended from time to time; the

aggregate nominal amount of shares of the Company to

be repurchased by the Company pursuant to the

approval in paragraph [i] of this Resolution shall

not exceed 10% of the aggregate nominal amount of the

 issued share capital of the Company at the date of

the passing of this resolution and the said approval

shall be limited accordingly; [Authority expires at

the conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by law to be held]

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to paragraph [iii] during or after the

relevant period as specified to allot, issue and deal

 with additional shares in the capital of the Company

 and to make and grant offers, agreements and options

 [including warrants, bonds, debentures, notes and

other securities which carry rights to subscribe for

or are convertible into shares of the Company] which

would or might require shares to be allotted be and

is hereby generally and unconditionally approved; the

 aggregate nominal amount of share capital allotted

or agreed conditionally or unconditionally to be

allotted [whether pursuant to an option or otherwise]

 by the directors of the Company pursuant to the

approval in paragraph [i] of this Resolution,

otherwise than pursuant to [a] a Rights Issue [as

specified]; or [b] an issue of shares upon the

exercise of subscription rights under any option

scheme or similar arrangement for the time being

adopted for the grant or issue to the grantees as

specified in such scheme or similar arrangement of

shares or rights to acquire shares of the Company; or

 [c] any issue of shares pursuant to the exercise of

rights of subscription or conversion under the terms

of any existing warrants, bonds, debentures, notes

and other securities of the Company which carry

rights to subscribe for or are convertible into

shares of the Company; or [d] an issue of shares

pursuant to any scrip dividend or similar arrangement

 providing for the allotment of shares in lieu of the

 whole or part of the dividend on shares of the

Company in accordance with the articles of

association of the Company, shall not exceed 20% of

the aggregate nominal amount of the issued share

capital of the Company at the date of the passing of

this Resolution and the said approval shall be

limited accordingly; [Authority expires at the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

PROPOSAL #7.: Approve, conditional upon the passing          ISSUER            YES             FOR                  FOR

of the ordinary resolutions in items 5 and 6 in the

notice convening this meeting, the general mandate

granted to the Directors of the Company to exercise

the powers of the Company to allot, issue and deal

with any additional shares of the Company pursuant to

 ordinary resolution in item 6 of the notice

convening this meeting be and is hereby extended by

the addition thereto of an amount representing the

aggregate nominal amount of the share capital of the

Company repurchased by the Company under the

authority granted pursuant to ordinary resolution in

item 5 of the notice convening this meeting, provided

 that such extended amount shall not exceed 10% of

the aggregate nominal amount of the issued share

capital of the Company at the date of the passing of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DESARROLLADORA HOMEX, S.A.B. DE C.V.

  TICKER:                  HXM                 CUSIP:   25030W100

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: DISCUSSION AND APPROVAL, AS THE CASE MAY        ISSUER            YES             FOR                  FOR

 BE, OF THE REPORTS TO BE PRESENTED BY THE BOARD OF

DIRECTORS, PURSUANT TO ARTICLE 28, SECTION IV OF THE

MEXICAN SECURITIES MARKET LAW AND ARTICLE 172 OF THE

GENERAL COMPANIES LAW, INCLUDING THE FINANCIAL

STATEMENTS OF THE COMPANY AND ITS SUBSIDIARIES

CORRESPONDING TO THE YEAR ENDED ON DECEMBER 31, 2009.

PROPOSAL #II: RESOLUTION ON THE ALLOCATION OF PROFITS        ISSUER            YES             FOR                  FOR

 OBTAINED IN SUCH FISCAL YEAR.

PROPOSAL #III: DISCUSSION AND APPROVAL, AS THE CASE          ISSUER            YES             FOR                  FOR

MAY BE, OF THE MAXIMUM AMOUNT OF FUNDS THAT MAY BE

ALLOCATED FOR STOCK REPURCHASE.

PROPOSAL #IV: APPOINTMENT OR RATIFICATION, AS THE              ISSUER            YES         AGAINST           AGAINST

CASE MAY BE, OF THE MEMBERS OF BOARD AND SECRETARY,

AND DETERMINATION OF THEIR COMPENSATION.

PROPOSAL #V: APPOINTMENT OR RATIFICATION, AS THE CASE        ISSUER            YES         AGAINST           AGAINST

 MAY BE, OF THE CHAIRMAN OF THE AUDIT COMMITTEE AND

OF THE CORPORATE GOVERNANCE COMMITTEE AND, IF

APPROPRIATE, APPOINTMENT OF THE OTHER MEMBERS OF SUCH

 COMMITTEES AND OF THE EXECUTIVE COMMITTEE.

PROPOSAL #VI: DESIGNATION OF SPECIAL DELEGATES WHO            ISSUER            YES             FOR                  FOR

WILL FORMALIZE AND EXECUTE THE RESOLUTIONS ADOPTED AT

 THIS MEETING.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEVRO PLC

  TICKER:                  N/A                 CUSIP:   G2743R101

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's accounts for the          ISSUER            YES             FOR                  FOR

YE 31 DEC 2009, together with the Directors' report

and the Auditors' report on those accounts

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3: Elect Mr. Steve Hannam as a Director who        ISSUER            YES             FOR                  FOR

 retires in accordance with the

PROPOSAL #4: Re-elect Mr. Paul Neep as a Director,            ISSUER            YES             FOR                  FOR

who retires by rotation under the provisions of the

Articles of Association

PROPOSAL #5: Re-elect Mr. Peter Page as a Director,          ISSUER            YES             FOR                  FOR

who retires by rotation under the provisions of the

Articles of Association

PROPOSAL #6: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Company's Auditors to hold office until the

conclusion of the next AGM of the Company and

authorize the Directors to fix their remuneration

PROPOSAL #7: Approve the remuneration report                       ISSUER            YES             FOR                  FOR

contained within the Company's report and accounts

for the YE 31 DEC 2009

PROPOSAL #8: Authorize the Directors, in substitution        ISSUER            YES             FOR                  FOR

 for all existing authorities, in accordance with

Section 551 of the Companies Act 2006 (the Act) to

exercise all the powers of the Company to: (a) allot

shares (as defined in Section 540 of the Act) in the

Company or grant rights to subscribe for or to

convert any security into shares in the Company up to

 an aggregate nominal amount of GBP 5,400,000; and

(b) allot equity securities (as defined in section

560 of the Act) up to an aggregate nominal amount of

GBP 10,800,000 (such amount to be reduced by the

aggregate nominal amount of shares allotted or rights

 to subscribe for or to convert any security into

shares in the Company granted under paragraph (a) of

this resolution 8) in connection with an offer by way

 of a rights issue: (i) to ordinary shareholders in

proportion (as nearly as may be practicable) to their

 existing holdings; CONTD.

PROPOSAL #S.9: Authorize the Directors, in                          ISSUER            YES             FOR                  FOR

substitution for all existing powers and subject to

the passing of Resolution 8, pursuant to Section 570

of the Act to allot equity securities (as defined in

Section 560 of the Act) for cash pursuant to the

authority granted by Resolution 8 and/or where the

allotment constitutes an allotment of equity

securities by virtue of Section 560(3) of the Act, in

 each case free of the restriction in Section 561 of

the Act, such power to be limited: (a) to the

allotment of equity securities in connection with an

offer of equity securities (but in the case of an

allotment pursuant to the authority granted by

paragraph (b) of Resolution 8, such power shall be

limited to the allotment of equity securities in

connection with an offer by way of a rights issue

only): (i) to ordinary shareholders in proportion (as

 nearly as may be practicable) to their existing

holdings; CONTD.

PROPOSAL #S.10: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Act to make one or

more market purchases (within the meaning of Section

693(4) of the Act) on the London Stock Exchange of

ordinary shares of 10 pence each in the capital of

the Company (Ordinary Shares) provided that: (a) the

maximum aggregate number of Ordinary Shares hereby

authorised to be purchased is 16,000,000

(representing less than 10% of the issued ordinary

share capital of the Company as at 25 MAR 2010 which

is the latest practicable date before publication of

this notice); (b) the minimum price (exclusive of

expenses) which may be paid for an Ordinary Share is

10 pence, being the par value; (c) the maximum price

(exclusive of expenses) which may be paid for an

Ordinary Share is an amount equal to not more than 5%

 above the average of the middle market quotations

PROPOSAL #S.11: Approve the Articles of Association          ISSUER            YES             FOR                  FOR

of the Company be amended by deleting all the

provisions of the Company's Memorandum of Association

 which, by virtue of Section 28 of the Act, are to be

 treated as provisions of the Company's Articles of

Association; and adopt the Articles of Association

produced to the meeting and initialled by the

Chairman of the meeting for the purpose of

identification, the Articles of Association of the

Company in substitution for, and to the exclusion of,

PROPOSAL #S.12: Approve the general meeting of the            ISSUER            YES             FOR                  FOR

Company other than an AGM may be called on not less

than 14 clear days' notice, provided that this

authority expires at the conclusion of the next AGM

of the Company after the date of passing this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIASORIN S.P.A., VICENZA

  TICKER:                  N/A                 CUSIP:   T3475Y104

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet and report on         ISSUER             NO              N/A                  N/A

the management for FY as of 31 DEC 2009, proposal of

profits allocation, presentation of the consolidated

balance sheet of Diasorin Group as of 31 DEC 2009,

related and consequential resolutions

PROPOSAL #2: Appointment of the Board of Directors,          ISSUER             NO              N/A                  N/A

subject to prior determination of its

PROPOSAL #3: Appointment of the Board of Auditors and        ISSUER             NO              N/A                  N/A

 its Chairman and approve to

PROPOSAL #4: Approve the resolutions, as per Article         ISSUER             NO              N/A                  N/A

114 Bis of the Law Decree 24 FEB 1998, related to the

 setting up of a Stock Option Plan

PROPOSAL #5: Grant authority to buy and dispose own          ISSUER             NO              N/A                  N/A

shares as per Article 2357 and 2357 Ter of the

Italian Civil Code, as well as Article 132 of the Law

 Decree 24 FEB 1998 N. 58 and related provisions of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOCKWISE LTD

  TICKER:                  N/A                 CUSIP:   G2786A106

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the notice of the meeting, the         ISSUER            YES             FOR                  FOR

agenda and the explanatory notes thereto

PROPOSAL #2.: Authorize the Board to issue upto a              ISSUER            YES         AGAINST           AGAINST

maximum of 190,000,000 common shares

PROPOSAL #3.: Approve to reduce the Company's current        ISSUER            YES             FOR                  FOR

 authorized and issued share capital, such capital

reduction with effect as per admission of the newly

issued shares to trading on Oslo Stock Exchange, by a

 reduction of the par value of each common share from

 USD 1.00 per share to USD 0.25 per share, the

balance of the difference to be credited to the

Company's contributed surplus

PROPOSAL #4.: Approve, effective as per admission of         ISSUER            YES             FOR                  FOR

the newly issued shares to trading on Oslo Stock

Exchange, to consolidate all of the Company's

authorized and issued share capital on a 1-for-20

ratio into common shares of USD 5.00 par value each

and authorize the Board to deal with fractional

entitlements as it deems fit

PROPOSAL #5.: Approve to alter the Memorandum of                ISSUER            YES             FOR                  FOR

Association of the Company to reflect the changes

effected by the capital reduction, the secondary

listing and reverse share split

PROPOSAL #6.: Approve to alter the Bye-Laws of the            ISSUER            YES             FOR                  FOR

Company to reflect the alteration of the par value in

 accordance with the capital reduction

PROPOSAL #7.: Approve to alter the Bye-Laws of the            ISSUER            YES             FOR                  FOR

Company for the purpose of the application for a

secondary listing at Euronext Amsterdam

PROPOSAL #8.: Approve to alter the Bye-Laws of the            ISSUER            YES             FOR                  FOR

Company to reflect the alteration of the par value in

 accordance with the reverse share split

PROPOSAL #9.: Appoint Jaap van Wiechen as a Non-                ISSUER            YES             FOR                  FOR

Executive Member of the Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOCKWISE LTD

  TICKER:                  N/A                 CUSIP:   G2786A106

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the appointments of a Chairman          ISSUER            YES             FOR                  FOR

and Secretary of the AGM

PROPOSAL #2: Approve the notice of the AGM and the            ISSUER            YES             FOR                  FOR

agenda

PROPOSAL #3: Approve the minutes of last year's AGM           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve a dividend policy                                  ISSUER            YES             FOR                  FOR

PROPOSAL #5: Adopt the financial statements of the            ISSUER            YES             FOR                  FOR

Company 2009 for the YE 31 DEC 2009

PROPOSAL #6: Approve the profit distribution                       ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-appointment of Adri Baan as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-appointment of Tom Ehret as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-appoint Adri Baan as the Chairman of         ISSUER            YES             FOR                  FOR

the Board

PROPOSAL #10: Re-appointment of Win Van Vonno as a            ISSUER            YES             FOR                  FOR

Chairman of the nomination committee

PROPOSAL #11: Re-appointment of Adri Baan as a Member        ISSUER            YES             FOR                  FOR

 of the nomination committee

PROPOSAL #12: Re-appointment of KPMG as the Auditor           ISSUER            YES             FOR                  FOR

PROPOSAL #13: Approve the remuneration policy and              ISSUER            YES         AGAINST           AGAINST

authorize the Directors to determine the management's

 remuneration

PROPOSAL #14: Approve the remuneration of the                     ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #15: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

issue shares to a maximum of 10% of issued number of

shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOOSAN INFRACORE CO LTD, INCHON

  TICKER:                  N/A                 CUSIP:   Y2102E105

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement: balance        ISSUER            YES             FOR                  FOR

 sheet, income statement, the proposed disposition of

 accumulated deficit

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Kim Kilwon as an External            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #4: Election of Kim Kilwon, Kim Jongsuk as          ISSUER            YES             FOR                  FOR

the Auditor

PROPOSAL #5: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #6: Approve the endowment of stock purchase         ISSUER            YES             FOR                  FOR

option

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOWA HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J12432126

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Appoint a Substitute Outside Corporate         ISSUER            YES             FOR                  FOR

Auditor

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DUFRY AG, BASEL

  TICKER:                  N/A                 CUSIP:   H2082J107

  MEETING DATE:      3/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the merger                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve to increase the capital from            ISSUER            YES             FOR                  FOR

CHF 96,069,770 to CHF 134,811,015

PROPOSAL #3.: Amend the Article 10 [voting rights,            ISSUER            YES             FOR                  FOR

proxies] of the Articles of Incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DUFRY AG, BASEL

  TICKER:                  N/A                 CUSIP:   H2082J107

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, the                        ISSUER            YES         ABSTAIN           AGAINST

consolidated financial statements and the annual

financial statements for 2009

PROPOSAL #2: Approve the appropriation of available          ISSUER            YES         ABSTAIN           AGAINST

earnings

PROPOSAL #3: Grant discharge to the Board of                       ISSUER            YES         ABSTAIN           AGAINST

Directors and the persons entrusted with Management

PROPOSAL #4: Amend the Article 13 Paragraph 1 of the         ISSUER            YES         ABSTAIN           AGAINST

Articles of Incorporation

PROPOSAL #5.1: Re-elect Mario Fontana as a Board of          ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #5.2: Re-elect Andres Holzer as a Board of          ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #5.3: Re-elect Joaquin Moya- Angeler as a            ISSUER            YES         ABSTAIN           AGAINST

Board of Director

PROPOSAL #5.4: Election of Jorge Born as a Board of          ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #5.5: Election of Maurizio Mauro as a Board         ISSUER            YES         ABSTAIN           AGAINST

of Director

PROPOSAL #5.6: Election of Jose Lucas Ferreira De              ISSUER            YES         ABSTAIN           AGAINST

Melo as a Board of Director

PROPOSAL #5.7: Election of Steve Tadler as a Board of        ISSUER            YES         ABSTAIN           AGAINST

 Director

PROPOSAL #6: Election of the Auditors                                    ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ECO ANIMAL HEALTH GROUP PLC

  TICKER:                  N/A                 CUSIP:   G3039F108

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the report of the              ISSUER            YES         AGAINST           AGAINST

Directors and the Group financial statements for the

12 months ended 31 MAR 2009, together with the report

 of the Auditors

PROPOSAL #2.: Approve the payment of a dividend of            ISSUER            YES             FOR                  FOR

5.45 pence per ordinary share payable on 09 NOV 2009

to shareholders on the register on 02 OCT 2009 in

cash, or at the election of a shareholder by the

issue of new ordinary shares

PROPOSAL #3.: Re-elect Mr. M.D. Loomes as a Director,        ISSUER            YES             FOR                  FOR

 who is retiring by rotation, in accordance with the

Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. D.L. Danson as a Non-                ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #5.: Appoint F W Stephens as the Auditors of        ISSUER            YES             FOR                  FOR

 the Company and authorize the Directors to determine

 their remuneration

PROPOSAL #6.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

from time to time to offer the holders of ordinary

shares of 5 pence each in the capital of the Company

[Ordinary Shares] [subject to such exclusions,

restrictions or other arrangements as the Directors

may, in their absolute discretion, consider necessary

 or desirable in relation to any legal or practical

problems under the Laws of any territory or the

requirements of any regulatory body or stock exchange

 in any territory] the right to elect to receive new

Ordinary Shares instead of cash in respect of all or

part of the final dividend for the YE 31 MAR 2009 and

 all other dividends declared up to the beginning of

the next AGM of the Company [Scrip Dividend] and that

 the average quotation of an Ordinary Share for the

purpose of the Scrip Dividend shall be the average of

 the middle market quotations for a fully paid

Ordinary Share as derived from the Daily Official

List of the London Stock Exchange plc on the close of

 business on the 5 business days commencing on the ex

 dividend date of the relevant dividend

PROPOSAL #7.: Authorize the Directors, in                            ISSUER            YES             FOR                  FOR

substitution for the authority, pursuant to a Special

 Resolution passed at the EGM of the Company held on

21 JAN 2009, for the purposes of Section 80 of the

Companies Act 1985[the Act] to allot relevant

securities [Section 80(2) of the Act] up to an

aggregate nominal amount of GBP 777,219; [Authority

expires on 30 SEP 2010]; and the Directors may allot

relevant securities after the expiry of this

authority in pursuance of such an offer or agreement

PROPOSAL #S.8: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

the passing of Resolution 7 and in substitution for

the authority granted to the Directors pursuant to a

special resolution passed at the EGM of the Company

held on 21 JAN 2009, and pursuant to Section 95(1) of

 the Companies Act 1985[the Act], to allot equity

securities [Section 94(2) of the Act)] and sell

treasury shares for cash pursuant to the authority

conferred by Resolution 7, disapplying the statutory

pre-emption rights [Section 89(1) of the Act], and

provided that the disapplication of Section 89 of the

 Act effected by this Resolution 8 is limited to the

allotment of equity securities and sale of treasury

shares up to an aggregate nominal value of GBP

233,166 being 10% of the current issued share capital

 of the Company; this power applies in relation to a

sale of shares which is an allotment of equity

securities by virtue of Section 94[3A] of the Act as

of this resolution the words pursuant to the passing

of the Resolution 7 in the notice containing this

special resolution, and were omitted [Authority

expires the earlier of the Company's AGM or on 30 SEP

 2010] and the Directors to allot equity securities

or treasury shares after the expiry of this authority

 in pursuance of such an offer or agreement made

PROPOSAL #S.9: Authorize the Company, for the                     ISSUER            YES             FOR                  FOR

purposes of Section 166 of the Companies Act 1985

[the Act] to make market purchases [within in meaning

 of Section 163[3] of the Act] of ordinary shares of

5 pence each in the capital of the Company provided

that: the maximum number of ordinary shares which may

 be purchased is 466,331 [representing 1% of the

Company's issued ordinary share capital as at the

date of this notice]; the minimum price [exclusive of

 expenses] which maybe paid for each ordinary share

is 5 pence; [ the maximum price [exclusive of

expenses] which may be paid for each ordinary share

is an amount equal to 105% of the average of the

middle market quotations of an ordinary share of the

Company taken from the Daily Official List of the

London Stock Exchange plc for the 5 business days

immediately preceding the day on which the share is

contracted to be purchased [Authority expires the

earlier of the next AGM of the Company after passing

of this resolution or on 30 SEP 2010]; the Company,

before the expiry, may make a contract to purchase

ordinary shares which will or may be executed wholly

PROPOSAL #S.10: Amend the Company's Articles of                 ISSUER            YES             FOR                  FOR

Association, with effect from 01 OCT 09 by deleting

all provisions of the Company's Memorandum of

Association which, by virtue of Section 28 of the

Companies Act 2006, will be treated as part of the

Company's Articles Association with effect from 01

OCT 2009

PROPOSAL #S.11: Approve the Article 3 of the                       ISSUER            YES             FOR                  FOR

Company's Articles of Association entitled Share

Capital be deleted, with effect from 01 OCT 2009 and

that all other Articles be renumbered as appropriate.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELDERS LTD, ADELAIDE SA

  TICKER:                  N/A                 CUSIP:   Q3414A103

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and the            ISSUER             NO              N/A                  N/A

reports of the Directors and the Auditor,

respectively, for the 15 month period ended 30 SEP

PROPOSAL #2.: Receive and adopt the remuneration                ISSUER            YES         AGAINST           AGAINST

report for the 15 month period ended 30 SEP 2009

PROPOSAL #3.1: Re-elect Mr. R.G. Grigg as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation pursuant to

rule 8.1.5(b) of the Constitution of the Company

PROPOSAL #3.2: Elect Mr. R. Wylie as a Director of            ISSUER            YES             FOR                  FOR

the Company, who retires in accordance with Rule

8.1.5(a) of the Constitution of the Company

PROPOSAL #3.3: Elect Mr. M. Allison as a Director of         ISSUER            YES             FOR                  FOR

the Company, who retires in accordance with Rule

8.1.5(a) of the Constitution of the Company

PROPOSAL #4.: Approve, pursuant to ASX Listing Rule          ISSUER            YES             FOR                  FOR

7.2 and ASX Listing rule 10.14, to permit Mr. M.G.

Jackman to acquire performance rights in the Company

[and ordinary shares in the Company upon exercise of

those performance rights] on the terms as specified

PROPOSAL #5.: Approve, Subject to resolution 6 being         ISSUER            YES             FOR                  FOR

passed, for the purpose of Section 254H of the

Corporations Act, ASX Listing Rule 7.20, ASX Listing

Rule 7.22 and for all other purposes, the issued

capital of the Company be consolidated on the basis

that every 10 shares be consolidated into 1 share,

and where this consolidated results in a fraction of

a share being held by a shareholder, and authorize

the Directors of the Company to round that fraction

up to the nearest whole share in accordance with the

Constitution of the Company as amended by resolution

6, with the consolidation to take effect on a date

to be announced to the ASX in accordance with the

requirements of the Listing rules

PROPOSAL #S.6: Approve, subject to resolution 5 being        ISSUER            YES             FOR                  FOR

 passed, amend the Constitution of the Company by

inserting the following rule 8.9.7 after Rule 8.9.6

as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENAGAS SA

  TICKER:                  N/A                 CUSIP:   E41759106

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Annual Accounts and                       ISSUER            YES             FOR                  FOR

Management report

PROPOSAL #2: Approve the proposal to distribute                 ISSUER            YES             FOR                  FOR

results of 2009

PROPOSAL #3: Approve to manage Board members                       ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-election of the Auditors                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the modification of the art.2 of        ISSUER            YES             FOR                  FOR

 the bylaws to add in the Company activity transport

and stock activities

PROPOSAL #6: Approve the modification of the art.45          ISSUER            YES             FOR                  FOR

of the bylaws to attribute to the appointment

committee social responsibility competence

PROPOSAL #7: Approve the modification of the art. 49         ISSUER            YES             FOR                  FOR

of the bylaws to adapt it in the art. 172 public

Limited Corporation Law

PROPOSAL #8.1: Re-elect Mr Antonio Llarden Carratala         ISSUER            YES             FOR                  FOR

as an Executive Board member

PROPOSAL #8.2: Re-election of as Mr Miguel Angel                ISSUER            YES             FOR                  FOR

Lasheras Merino as an Independent Board member

PROPOSAL #8.3: Re-elect Mr Dionisio Martinez Martinez        ISSUER            YES             FOR                  FOR

 as an Independent Board member

PROPOSAL #8.4: Re-elect Mr Jose Riva Francos as an            ISSUER            YES             FOR                  FOR

Independent Board member

PROPOSAL #8.5: Re-elect Ms Teresa Garcia-Mila                     ISSUER            YES             FOR                  FOR

Lloveras as an Independent Board member

PROPOSAL #8.6: Re-elect Mr Abdullah Al Masoudi as an         ISSUER            YES             FOR                  FOR

External Board member

PROPOSAL #8.7: Re-elect Sagane Inversiones as an                ISSUER            YES             FOR                  FOR

External Board member

PROPOSAL #8.8: Re-elect Ms Isabel Sanchez Garcia as          ISSUER            YES             FOR                  FOR

an Independent Board member

PROPOSAL #8.9: Approve to fix the number of Board              ISSUER            YES             FOR                  FOR

members at 16

PROPOSAL #9: Approve the Board members cash                        ISSUER            YES             FOR                  FOR

compensation for 2010

PROPOSAL #10: Authorize, in accordance to art. 75 of         ISSUER            YES         AGAINST           AGAINST

the Spanish corporation law ,to acquire own portfolio

 shares

PROPOSAL #11: Receive the report about the terms of          ISSUER            YES             FOR                  FOR

art 116 BIS of the stock exchange law

PROPOSAL #12: Approve the delegation of powers                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENIRO AB

  TICKER:                  N/A                 CUSIP:   W2547B106

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the general meeting                       ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of Lars Berg as the Chairman          ISSUER             NO              N/A                  N/A

of the general meeting

PROPOSAL #3.: Preparation and approval of the voting         ISSUER             NO              N/A                  N/A

list

PROPOSAL #4.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of 2 persons to verify the              ISSUER             NO              N/A                  N/A

minutes

PROPOSAL #6.: Determination of whether the general            ISSUER             NO              N/A                  N/A

meeting has been duly convened

PROPOSAL #7.: Address by the President and the Cheif         ISSUER             NO              N/A                  N/A

Executive Officer

PROPOSAL #8.: Report regarding the work of the Board         ISSUER             NO              N/A                  N/A

of Directors and its Committees

PROPOSAL #9.: Presentation of the annual report, the         ISSUER             NO              N/A                  N/A

Auditor's report together with the consolidated

accounts and the Auditor's report for the Group

PROPOSAL #10.A: Adopt the income statement and the            ISSUER            YES             FOR                  FOR

balance sheet together with the consolidated income

statement and the consolidated balance sheet

PROPOSAL #10.B: Approve that no dividend shall be              ISSUER            YES             FOR                  FOR

distributed for the FY 2009 and that the funds at the

 AGM's disposal shall be brought forward to the next

year

PROPOSAL #10.C: Grant discharge from personal                     ISSUER            YES             FOR                  FOR

liability of the Members of the Board of Directors

and the President for the period covered by the

financial accounts

PROPOSAL #11.: Approve that the Board of Directors            ISSUER            YES             FOR                  FOR

shall consist of 7 Members, and no Deputy Members,

i.e. no change in the number of Members of the Board

of Directors

PROPOSAL #12.: Approve that the Chairman of the Board        ISSUER            YES             FOR                  FOR

 of Directors shall be remunerated with SEK 1,000,000

 and each of the Members of the Board of Directors

elected by the general meeting with SEK 420,000, in

addition thereto, the Chairman of the Audit Committee

 shall be remunerated with SEK 150,00

PROPOSAL #13.: Re-election of Messrs. Lars Berg,                ISSUER            YES             FOR                  FOR

Barbara Donoghue, Karin Forseke, Mattias Miksche,

Harald Stromme and Simon Waldman as the Members of

the Board of Directors for the time period up until

the end of the next AGM, and election of Thomas Axen

as a Member of the Board of Directors; Lu

PROPOSAL #14.: Approve the principles for the                     ISSUER            YES             FOR                  FOR

remuneration for Senior Management and the

development of current program for synthetic shares,

PROPOSAL #15.: Approve the resolution on Nomination          ISSUER            YES             FOR                  FOR

Committee, as specified

PROPOSAL #16.: Closing of the general meeting                      ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROBANK PROPERTIES REAL ESTATE INVESTMENT CO, ATT

  TICKER:                  N/A                 CUSIP:   X2379J101

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the Company's                     ISSUER             NO              N/A                  N/A

headquarters with a relevant modification of

Association's Article 2

PROPOSAL #2.: Approve the constitution of Audit                 ISSUER             NO              N/A                  N/A

Committee pursuant to Law 3693/2008 Article 37

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROBANK PROPERTIES REAL ESTATE INVESTMENT CO, ATT

  TICKER:                  N/A                 CUSIP:   X2379J101

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Article 10 of the Articles of              ISSUER             NO              N/A                  N/A

Association of the Company, aiming to give to the

Board of Directors the authorization of issuing Bond

loans, in accordance of the Company Law 3156/2003

PROPOSAL #2.: Appoint a new Member of the Company's          ISSUER             NO              N/A                  N/A

Board of Directors in replacement of a resigned

Member and an Independent Non-Executive Director of

the Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROBANK PROPERTIES REAL ESTATE INVESTMENT CO, ATT

  TICKER:                  N/A                 CUSIP:   X2379J101

  MEETING DATE:      3/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements for the        ISSUER             NO              N/A                  N/A

 YE on 31 DEC 2009 and receive the Directors report

and the Auditors Reports and the distribution of

PROPOSAL #2: Approve the dismissal of the Board                 ISSUER             NO              N/A                  N/A

members and the Auditors from all responsibility for

identification in relation to the FY 2009

PROPOSAL #3: Appointment of the Auditors for the FY          ISSUER             NO              N/A                  N/A

2010 and approve their salaries

PROPOSAL #4: Appointment of the Certified valuer and         ISSUER             NO              N/A                  N/A

alternative one for the FY 2010 and

PROPOSAL #5: Approve the contracts and salaries                 ISSUER             NO              N/A                  N/A

according to Articles 23A and 24 of law 2190/1920

PROPOSAL #6: Approve, according to Article 23,                   ISSUER             NO              N/A                  N/A

Paragraph 1 of law 2190/1920, to Board members and

executives of the Company to participate on the Board

 of Directors or the management of the group of

Companies of EFG Eurobank Ergasias SA,of Deutsche

bank AG and lamda development SA with similar

objectives to those of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROBANK PROPERTIES REAL ESTATE INVESTMENT CO, ATT

  TICKER:                  N/A                 CUSIP:   X2379J101

  MEETING DATE:      5/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Appointment of a new Member of the Audit        ISSUER             NO              N/A                  N/A

 Committee under Article 37 of Law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EVS BROADCAST EQUIPMENT SA, LIEGE

  TICKER:                  N/A                 CUSIP:   B3883A119

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Annual report                              ISSUER             NO              N/A                  N/A

PROPOSAL #O.2: Approve the Auditor reports                           ISSUER             NO              N/A                  N/A

PROPOSAL #O.3: Approve the 2009 accounts and profit          ISSUER             NO              N/A                  N/A

allocation

PROPOSAL #O.4: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors and the Auditor

PROPOSAL #O.5: Approve the renewal of the mandate of         ISSUER             NO              N/A                  N/A

the Statutory Auditor

PROPOSAL #O.6.A: Appointment of Michel Counson as a          ISSUER             NO              N/A                  N/A

Director and renewal of mandates, 6 years

PROPOSAL #O.6.B: Appointment of Pierre L'hoest as a          ISSUER             NO              N/A                  N/A

Director and renewal of mandates, 6 years

PROPOSAL #O.6.C: Appointment of Francis Bodson as a          ISSUER             NO              N/A                  N/A

Director and renewal of mandates, 1 year

PROPOSAL #O.6.D: Appointment of Laurent Minguet as a         ISSUER             NO              N/A                  N/A

Director and renewal of mandates, 1 year

PROPOSAL #O.6.E: Appointment of Acces Direct S.A. as         ISSUER             NO              N/A                  N/A

an Independent Director and renewal of mandates, 4

years

PROPOSAL #O.6.F: Appointment of Jean-Pierre Pironnet         ISSUER             NO              N/A                  N/A

as a Director and renewal of mandates, 1 year

PROPOSAL #O.6.G: Appointment of Christian Raskin as          ISSUER             NO              N/A                  N/A

an Independent Director and renewal of mandates, 1

PROPOSAL #O.7: Approve the remuneration of the                   ISSUER             NO              N/A                  N/A

mandate of the Directors

PROPOSAL #E.1: Approve the renewal of authorized                ISSUER             NO              N/A                  N/A

capital

PROPOSAL #E.2: Approve the issuance of 250,000 new            ISSUER             NO              N/A                  N/A

warrants

PROPOSAL #E.3: Approve the cancellation of Article 32        ISSUER             NO              N/A                  N/A

 of the statutes

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EVS BROADCAST EQUIPMENT SA, LIEGE

  TICKER:                  N/A                 CUSIP:   B3883A119

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the special report of the Board        ISSUER             NO              N/A                  N/A

 of Directors in application of the Article 604 of

the Belgian Code of Companies, explaining the

specific conditions in which it will be able to use

the authorized capital, and the pursued objectives;

b) renewal of the authorization granted to the Board

of Directors in Article 6, Paragraph 8 of the

statutes, i.e.: the Board of Directors is expressly

authorized to use the authorized capital in

accordance with the conditions provided under Article

 607 of the Belgian Code of Companies in the event of

 a bid, upon receipt of the notification by the

Commission Bancaire, Financiere et des Assurances

(Banking, Finance and Insurance Commission) that it

was informed of a takeover bid concerning the

Company, insofar such receipt occurs within three

years following the extraordinary general meeting of

07 JUN 2010; c) modification of the statutes to

PROPOSAL #2.: Approve the report of BDO Atrio,                   ISSUER             NO              N/A                  N/A

Reviseurs d'Entreprises Soc. Civ. SCRL, Statutory

Auditor, and special report of the Board of Directors

 established in application of the Articles 583, 596

and 598 of the Belgian Code of Companies, explaining

the object and the detailed justification of the

proposition of issuance of warrants with suppression

of preferential subscription rights of shareholders;

b) issuance of 250,000 warrants according to the

hereafter mentioned conditions, giving the right to

the holders to subscribe to an equivalent number of

ordinary shares of the Company; c) suppression of the

 preferential right of the existing shareholders in

favor of the persons designated hereafter; d)

conditions of issuance of warrants: number of

nominative warrants to be issued: 250,000

subscription: the warrants are subscribed at the time

 of the issuance by EVS Broadcast Equipment S.A. the

latter, through its Board of Directors, must give

them back exclusively to the beneficiaries as

designated below; beneficiaries: employees of EVS

Broadcast Equipment and of its affiliates; but also

the following people who are Directors, regular

service providers or service providers who are

directly or indirectly linked by contract with the

EVS group: Acces Direct S.A. ; Belinvest SA ; Francis

 Bodson ; Michel Counson ; Jean Dumbruch ; Dwesam

BVBA; Fidchell Sarl; Gallocam SPRL; Jacques Galloy ;

Idoine SPRL; Pierre L'Hoest ; Laurent Minguet ; OB-

Servers Ltd; P&P S.A.; Jean-Pierre Pironnet ;

Christian Raskin ; SELIX SPRL; SGD Broadcast Media

Ltd; SWART B.V.; issuance price of the warrants: free

 or not, under the conditions to be determined by the

 Board of Directors; exercise price of the warrants:

at least the average share price of the last 30

closing prices preceding the day of the offer;

exercise period: warrants can only be exercised as

from the fourth civil year following the grant date,

within the limits of the Corporate Governance

Charter. transferability of the warrants: non

transferable, except by hereditary; rights: the new

shares will have the same rights as the existing

shares; grant conditions: the Board of Directors will

 be able to determine the grant, withholding and

exercise conditions of the warrants, either through

issuance of new shares or by allocation of existing

shares; e) mdification of the statutes in case of

exercise of warrants effectively issued, if that

exercise results in new share issuance (instead of

allocation of existing shares)'; f) powers to be

conferred to two Directors acting jointly to: precise

 (and possibly a declaration by deed) the exact

number of warrants to be issued, the final

subscription price of shares, the subscription

periods, the procedures for adjusting the rights of

the warrants in case of transactions on the capital;

make a declaration by deed of the achievement of

capital increases and changes in statutes resulting

from it; execute the resolutions to be taken

following the above mentioned objects; for all above

PROPOSAL #3.: Approve the Article 32 of the statutes         ISSUER             NO              N/A                  N/A

has no use; it is proposed to cancel it

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EXACT HOLDING NV, DELFT

  TICKER:                  N/A                 CUSIP:   N31357101

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and announcements                                  ISSUER             NO              N/A                  N/A

PROPOSAL #2: Report of the Board of Managing                       ISSUER             NO              N/A                  N/A

Directors over 2009

PROPOSAL #3: Statement of affairs on Corporate                   ISSUER             NO              N/A                  N/A

Governance

PROPOSAL #4: Adopt the Annual Accounts 2009                         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Dividend policy                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #6: Approve the dividend proposal                           ISSUER            YES             FOR                  FOR

PROPOSAL #7: Grant discharge of the Members of the            ISSUER            YES             FOR                  FOR

Board of Managing Directors

PROPOSAL #8: Grant discharge of the Members of the            ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #9: Approve to change the Long Term                       ISSUER            YES             FOR                  FOR

Incentive Plan for the Board of Managing Directors

PROPOSAL #10: Grant authority to grant shares to the         ISSUER            YES             FOR                  FOR

Board of Managing Directors

PROPOSAL #11: Appoint Mr. M.J. Timmer as a Member of         ISSUER            YES             FOR                  FOR

the Board of Managing Directors

PROPOSAL #12: Re-appointment of the External Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #13: Authorize the Board of Managing                     ISSUER            YES             FOR                  FOR

Directors to acquire  fully paid up  shares in its

own capital

PROPOSAL #14: Authorize the assignment of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors to issue  rights to subscribe

for share and to limit or exclude pre-emption rights

PROPOSAL #15: Questions and answers                                       ISSUER             NO              N/A                  N/A

PROPOSAL #16: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EXEDY CORPORATION

  TICKER:                  N/A                 CUSIP:   J1326T101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAIRFAX MEDIA LTD, SYDNEY

  TICKER:                  N/A                 CUSIP:   Q37116102

  MEETING DATE:      11/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                 ISSUER             NO              N/A                  N/A

Directors' report and the Auditor's report of the

Company and its controlled entities for the FYE 28

JUN 2009

PROPOSAL #2.: Re-elect Mr. Roger Corbett as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Constitution

PROPOSAL #3.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: elect Mr. Steve Harris as a

Director of the Company

PROPOSAL #4.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: elect Mr. Stephen Mayne as a

Director of the Company

PROPOSAL #5.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: elect Mr. Gerard Noonan as a

Director of the Company

PROPOSAL #6.: Approve the Company's remuneration                ISSUER            YES             FOR                  FOR

report for the FYE 28 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAR EASTERN INTERNATIONAL BANK

  TICKER:                  N/A                 CUSIP:   Y7540U108

  MEETING DATE:      1/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to take over the asset,                     ISSUER            YES         ABSTAIN           AGAINST

liabilities and business proposal of domestic

business site of Chinfon Bank

PROPOSAL #2.: Elect Shen Ping as an Independent                 ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #3.: Approve to release the prohibition on          ISSUER            YES         ABSTAIN           AGAINST

Directors from participation in competitive business

PROPOSAL #4.: Extraordinary motions                                       ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAR EASTERN INTERNATIONAL BANK

  TICKER:                  N/A                 CUSIP:   Y7540U108

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 financial statements                       ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.1 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, staff bonus, proposed stock

dividend: 34.9 shares for 1,000 shares held

PROPOSAL #B.5: Approve the issuance of new shares,            ISSUER            YES         AGAINST           AGAINST

preferred shares or convertible bonds via private

placement

PROPOSAL #B.6: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FINDEL PLC

  TICKER:                  N/A                 CUSIP:   G3440H107

  MEETING DATE:      8/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 in accordance with Article 116 of the Company's

Articles of Association and notwithstanding Article

116[2], to exceed the restriction on their powers to

incur borrowings as set out in Article 116, provided

that at any time the aggregate principal amount

outstanding of all moneys borrowed by the Group may

not exceed an amount equal to GBP 450,000,000;

[Authority shall end on the 5th Business Day after

admission of the New Ordinary shares [as specified]

or, in the event that admission does not occur by 18

AUG 2009, or the conclusion of the 2010 AGM of the

Company], and further that any and all infringements

by the Directors prior to the date of the passing of

this resolution of their duties to restrict

borrowings as set out in Article 116 of the Company's

 Articles of Association

PROPOSAL #2.: Approve, subject to the passing of                ISSUER            YES         AGAINST           AGAINST

Resolution 1 above, [i] the allotment and issue of

58,338,228 Firm Placing Shares to Schroder Investment

 Management Limited and of 12,334,323 Firm Placing

Shares to Mr. Keith Chapman, in each case at the

issue price and pursuant to the Firm Placing [in each

 case as defined in the circular to shareholders

dated 24 JUL 2009 [the Circular]], and [ii] the

payment to Schroder Investment Management Limited of

approximately GBP 204,000 in commission in respect of

 its irrevocable undertaking to take up its Open

Offer Entitlement [as specified]

PROPOSAL #3.: Approve, subject to the passing of                ISSUER            YES         AGAINST           AGAINST

Resolutions 1 and 2 above, to increase the authorized

 share capital of the Company from GBP 4,750,000 to

GBP 37,500,000 by the creation of 655,000,000

ordinary shares of 5p each, subject to the rights and

 restrictions set out in the Company's Memorandum of

Association and Articles of Association

PROPOSAL #4.: Authorize the Directors, subject to the        ISSUER            YES         AGAINST           AGAINST

 passing of Resolutions 1 to 3 above, without

prejudice to all existing authorities, to the extent

unused, pursuant to and for the purposes of Section

80 of the Companies Act 1985 [the 'Act'] to exercise

all the powers of the Company to allot relevant

securities [as defined in Section 80 of the Act]

provided up to an aggregate nominal amount of GBP

20,215,606.20 in connection with the allotment of

Firm Placing Shares and Open Offer Shares [as

specified] pursuant to the Firm Placing and the Open

Offer [as specified] for the period ending on the

date of the Company's AGM in 2009, save that the

Company may before, such expiry make an offer or

agreements which would or might require relevant

securities to be allotted after such expiry and the

Directors may allot relevant securities in pursuance

of that offer or agreements as if the authority

PROPOSAL #S.5: Authorize the Directors, subject to            ISSUER            YES         AGAINST           AGAINST

the passing of Resolutions 1 to 4 above, and without

prejudice to any existing authority, pursuant to

Section 95 of the Act to allot equity securities [as

defined in Section 94[2] of the Act] the subject of

the authority granted by Resolutions 3 and 4 above

wholly for cash or otherwise up to an aggregate

nominal amount of GBP 20,215,606.20, as if sub-

paragraph [1] of Section 89 of the Act, to the extent

 applicable, did not apply to such allotment, subject

 to such exclusion or other arrangements as the

Directors may deem necessary or expedient in relation

 to fractional entitlements or having regard to any

legal or practical problems under the laws of any

overseas territory, or the requirements of any

recognized regulatory body or any stock exchange in

any territory or otherwise howsoever arising, such

power will expire at the conclusion of the Company's

AGM for 2009 save that the Company may before such

expiry make an offer or agreements which would or

might require relevant securities to be allotted

after such expiry and the Directors may allot

relevant securities in pursuance of that offer or

agreements as if the authority conferred hereby had

PROPOSAL #6.: Approve, subject to the passing of                ISSUER            YES         AGAINST           AGAINST

Resolutions 1 to 5 above, the terms of the Capital

Raising [as specified], including the issue price of

20 pence per share which is a discount of 51.5%, to

the closing market price of 4l.25 pence per share on

23 JUL 2009 [the last trading day prior to the

announcement of the Capital Raising]; authorize the

Directors to implement the Capital Raising on the

basis [as specified] and generally and

unconditionally authorized to exercise all the powers

 of the Company to the extent the Directors determine

 necessary to implement the Capital Raising

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FINDEL PLC

  TICKER:                  N/A                 CUSIP:   G3440H107

  MEETING DATE:      9/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the statement of                ISSUER            YES         AGAINST           AGAINST

accounts

PROPOSAL #2.: Receive and adopt the Board report on          ISSUER            YES             FOR                  FOR

the Directors remuneration

PROPOSAL #3.: Re-elect Mr. P. E. Jolly as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. G. P. Craig as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-elect Mr. M. L. Hawker as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Re-appoint the Auditors and authorize          ISSUER            YES         AGAINST           AGAINST

the Directors to fix their remuneration

PROPOSAL #7.: Authorize the Directors power to allot         ISSUER            YES             FOR                  FOR

unissued shares

PROPOSAL #8.: Approve to increase the limit on pay to        ISSUER            YES             FOR                  FOR

 Non-Executive Directors

PROPOSAL #S.9: Approve the disapplication of pre-               ISSUER            YES             FOR                  FOR

emption rights over shares up to a nominal amount of

GBP 1223605

PROPOSAL #S.10: Authorize the Company to purchase up         ISSUER            YES             FOR                  FOR

to 48944217 of the Company's own shares

PROPOSAL #S.11: Grant authority to general meetings          ISSUER            YES             FOR                  FOR

on 14 days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FISHER & PAYKEL HEALTHCARE CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Q38992105

  MEETING DATE:      8/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Lindsay Gillanders as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation, in accordance with

 the Company's Constitution

PROPOSAL #2.: Re-elect Sir Colin Maiden as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation, in accordance with

 the Company's Constitution

PROPOSAL #3.: Elect Mr. Roger France as a Director,          ISSUER            YES             FOR                  FOR

who retires, in accordance with the Company's

Constitution

PROPOSAL #4.: Authorize the Directors to fix the fees        ISSUER            YES             FOR                  FOR

 and expenses of PricewaterhouseCoopers as the

Company's Auditor

PROPOSAL #5.: Approve to issue up to 160,000 options         ISSUER            YES             FOR                  FOR

under the Fisher & Paykel Healthcare 2003 Share

Option Plan to Mr. Michael Daniell, Managing Director

 and Chief Executive Officer of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FLETCHER BUILDING LTD

  TICKER:                  N/A                 CUSIP:   Q3915B105

  MEETING DATE:      11/11/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Hugh Alasdair Fletcher as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.: Re-elect Ralph Graham Waters as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.: Elect Alan Trevor Jackson as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #4.: Elect Gene Thomas Tilbrook as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of KPMG as the Auditor for the ensuing

year

PROPOSAL #6.: Approve and ratify the actions of the          ISSUER            YES         ABSTAIN           AGAINST

Directors in connection with the issue of 75,982,000

Fletcher Building Limited ordinary shares on 08 APR

2009 by way of private placement for a total

consideration of NZD 406,503,700, in accordance with

the Listing Rules of the NZSX and the ASX

PROPOSAL #7.: Approve and ratify the actions of the          ISSUER            YES         ABSTAIN           AGAINST

Directors in connection with the issue of 3,447,373

Fletcher Building Limited ordinary shares on 12 MAY

2009 by way of an offer to certain existing

shareholders for a total consideration of NZD

18,443,446, in accordance with the Listing Rules of

the NZSX and ASX

PROPOSAL #8.A: Approve the issuance of 1,707 shares          ISSUER            YES         ABSTAIN           AGAINST

at an issue price of NZD 5.35 each to Mr. P. E. A.

Baines and/or his Associate/s

PROPOSAL #8.B: Approve the issuance of 6,387 shares          ISSUER            YES         ABSTAIN           AGAINST

at an issue price of NZD 5.35 each to Mr. R. S. Deane

 and/or his Associate/s

PROPOSAL #8.C: Approve the issuance of 142,375 shares        ISSUER            YES         ABSTAIN           AGAINST

 at an issue price of NZD 5.35 each to Mr. H. A.

Fletcher and/or his Associate/s

PROPOSAL #8.D: Approve the issuance of 1,362 shares          ISSUER            YES         ABSTAIN           AGAINST

at an issue price of NZD 5.35 each to Sir Dryden

Spring and/or his Associate/s

PROPOSAL #8.E: Approve the issuance of 139,343 shares        ISSUER            YES         ABSTAIN           AGAINST

 at an issue price of NZD 5.35 each to Mr. R. G.

Waters and/or his Associate/s

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORTH PORTS PLC

  TICKER:                  N/A                 CUSIP:   G3639M107

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Director's report and                   ISSUER            YES             FOR                  FOR

accounts FYE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of 191 P per            ISSUER            YES             FOR                  FOR

ordinary share in the Capital of the Company

PROPOSAL #3: Re-elect Mr. E G. F. Brown as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Mr. D. D. S. Robertson as a              ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #5: Re-elect Mr. W. W. Murray as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Mr. M. L. Clayton as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7: Receive the Director's remuneration                ISSUER            YES             FOR                  FOR

report FYE 31 DEC 2009

PROPOSAL #8: Ratify the reappointment of                              ISSUER            YES             FOR                  FOR

PricewaterCoopers LLP as the Auditors of the Company

and authorize the Directors to agree their

PROPOSAL #9: Authorize the Directors to allot                     ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.10: Authorize the Company to allot equity        ISSUER            YES             FOR                  FOR

 securities for cash

PROPOSAL #S.11: Authorize the Company to purchase a          ISSUER            YES             FOR                  FOR

maximum of 15 percent of its ordinary shares

PROPOSAL #S.12: Approve to allow general meetings              ISSUER            YES             FOR                  FOR

other than AGM to be held on 14 days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUGRO NV, LEIDSCHENDAM

  TICKER:                  N/A                 CUSIP:   N3385Q197

  MEETING DATE:      9/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Appoint Mr. J. Ruegg as a Member of the        ISSUER            YES             FOR                  FOR

 Management Board

PROPOSAL #3.: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUGRO NV, LEIDSCHENDAM

  TICKER:                  N/A                 CUSIP:   N3385Q197

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Report of the Board of Management and            ISSUER             NO              N/A                  N/A

the Supervisory Board for the year 2009

PROPOSAL #3: Adopt the 2009 annual accounts                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Grant discharge of the Members of the            ISSUER            YES             FOR                  FOR

Board of Management for their Management

PROPOSAL #5: Grant discharge of the Members of the            ISSUER            YES             FOR                  FOR

Supervisory Board for their supervision

PROPOSAL #6.a: Discussion of the policy on reserves          ISSUER             NO              N/A                  N/A

and dividend

PROPOSAL #6.b: Approve the appropriation of the 2009         ISSUER            YES             FOR                  FOR

profits

PROPOSAL #7: Corporate Governance                                           ISSUER             NO              N/A                  N/A

PROPOSAL #8.a: Re-appointment of Mr. H.C. Scheffer as        ISSUER            YES             FOR                  FOR

 a Member of the Supervisory Board

PROPOSAL #8.b: Re-appointment of Mr. F.H. Schreve as         ISSUER            YES             FOR                  FOR

a Member of the Supervisory Board

PROPOSAL #8.c: Re-appointment of Mr. G-J. Kramer as a        ISSUER            YES         AGAINST           AGAINST

 Member of the Supervisory Board

PROPOSAL #8.d: Re-appointment of Mr. Th. Smith as a          ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #9.a: Re-appointment of Mr. P. Van Riel as a        ISSUER            YES             FOR                  FOR

 Member of the Board of Management

PROPOSAL #9.b: Re-appointment of Mr. A. Steenbakker          ISSUER            YES             FOR                  FOR

as a Member of the Board of Management

PROPOSAL #10: Re-appointment of the External Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #11.a: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

increase of the limitation on share buy-backs up to a

 maximum of 50% of the issued share capital in

accordance with Section 2:98 of the Dutch Civil Code

as revised on 11 JUN 2008

PROPOSAL #11.b: Amend the Articles of Association: in        ISSUER            YES         AGAINST           AGAINST

 anticipation of the expected change in Dutch

Legislation Section 2:114a of the Dutch Civil Code,

link the right of a shareholder or holder of

certificates of shares to propose items for the

agenda of a general meeting to the statutory minimum

PROPOSAL #11.c: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

other non material technical changes, which are

mainly prompted by European guidelines and changes to

 applicable law and regulations since 2005

PROPOSAL #12: Authorize the Board of Management to            ISSUER            YES             FOR                  FOR

have the Company acquire its own certificates of

PROPOSAL #13.a: Authorize the Board of Management to         ISSUER            YES         AGAINST           AGAINST

issue shares and or grant rights to subscribe for

shares

PROPOSAL #13.b: Authorize the Board of Management to         ISSUER            YES             FOR                  FOR

restrict and-or exclude pre-emption rights in respect

 of shares

PROPOSAL #14: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #15: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJIKURA KASEI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J14742100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUTURE PLC, BATH AVON

  TICKER:                  N/A                 CUSIP:   G37005108

  MEETING DATE:      3/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                     ISSUER            YES             FOR                  FOR

statements

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report

PROPOSAL #3.: Declare a final dividend of 0.5 pence          ISSUER            YES             FOR                  FOR

per share

PROPOSAL #4.: Re-elect Roger Parry as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Stevie Spring as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect John Bowman as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Michael Penington as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8.: Re-elect Patrick Taylor as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #9.: Re-elect Seb Bishop as a Director                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #10.: Elect Mark Wood as a Director                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #11.: Re-appoint PricewaterhouseCoopers LLP         ISSUER            YES             FOR                  FOR

as the Auditors

PROPOSAL #12.: Authorize the Directors to determine          ISSUER            YES             FOR                  FOR

the Auditors  remuneration

PROPOSAL #13.: Authorize the Directors to allot and          ISSUER            YES             FOR                  FOR

issue new shares

PROPOSAL #14.: Approve the Future plc 2010 Approved          ISSUER            YES         AGAINST           AGAINST

Sharesave Plan

PROPOSAL #15.: Authorize the Company and subsidiaries        ISSUER            YES             FOR                  FOR

 to make political donations

PROPOSAL #S.16: Approve to disapply statutory pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.17: Grant authority for the purchase of          ISSUER            YES             FOR                  FOR

own shares

PROPOSAL #S.18: Approve to enable general meetings to        ISSUER            YES             FOR                  FOR

 be called on 14 days  notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAM HOLDING AG, ZUERICH

  TICKER:                  N/A                 CUSIP:   H2878E106

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the appropriation of annual              ISSUER            YES             FOR                  FOR

report, financial statements and group accounts   for

 the year 2009, notice of report of the statutory

Auditors

PROPOSAL #2.: Approve the appropriation of retained          ISSUER            YES             FOR                  FOR

earnings 2009

PROPOSAL #3.: Grant discharge to the Board of                     ISSUER            YES             FOR                  FOR

Directors and Executive Board Members

PROPOSAL #4.: Amend the Articles of incorporation              ISSUER            YES             FOR                  FOR

concerning the implementation of the swiss

intermediated securities act

PROPOSAL #5.1: Election of Mr. Diego Du Monceau to            ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #5.2: Election of Dr. Daniel Daeniker to the        ISSUER            YES             FOR                  FOR

 Board of Directors

PROPOSAL #6.: Appointment of KPMG AG, Zurich as the          ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GATEGROUP HOLDING AG, KLOTEN

  TICKER:                  N/A                 CUSIP:   H30145108

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the presentation of the                     ISSUER             NO              N/A                  N/A

business report consisting of the annual report, the

combined and consolidated financial statements and

the annual financial statements as at 31 DEC 2009

PROPOSAL #2.: Receive the presentation of the reports        ISSUER             NO              N/A                  N/A

 of the Auditors as at 31 DEC 2009

PROPOSAL #3.1: Approve annual report and consolidated        ISSUER            YES             FOR                  FOR

 financial statements of 31st DEC 2009

PROPOSAL #3.2: Approve the annual financial                        ISSUER            YES             FOR                  FOR

statements of 31st DEC 2009

PROPOSAL #4: Approve the appropriation of available          ISSUER            YES             FOR                  FOR

earnings

PROPOSAL #5: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors and of the Executive management

Board

PROPOSAL #6.1: Amend the Articles of Incorporation            ISSUER            YES             FOR                  FOR

concerning the form of the shares [Article 4]

PROPOSAL #6.2: Amend the Articles of Incorporation            ISSUER            YES             FOR                  FOR

concerning the election of the Members of Board of

Directors [Article 14 paragraphs 2 and 4]

PROPOSAL #7.1: Re-elections of Neil brown as a Board         ISSUER            YES             FOR                  FOR

of Director

PROPOSAL #7.2: Re-election of Brian Larcombe as a              ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #7.3: Re-election of David Siegel as a Board        ISSUER            YES             FOR                  FOR

 of Director

PROPOSAL #7.4: Re-election of Anthonie Stal as a                ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #7.5: Re-election of Guy Dubois as a Board          ISSUER            YES             FOR                  FOR

of Director

PROPOSAL #7.6: Re-election of Andreas Schmid as a              ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #8: Re-election of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

AG, Zurich as the Auditor

PROPOSAL #9.: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GFK SE, NUERNBERG

  TICKER:                  N/A                 CUSIP:   D2823H109

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4), 289(5) and 315(4) of

the German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 120,040,145.35 as

follows: Payment of a dividend of EUR 0.30 per no-par

 share EUR 109,255,936.45 shall be carried forward

Ex-dividend and payable date: 20 MAY 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: KPMG AG, Nuremberg

PROPOSAL #6.: Resolution on the remuneration for the         ISSUER            YES             FOR                  FOR

Supervisory Board for the 2009 FY - Arno Mahlert: EUR

 88,000 - Stefan Pfander: EUR 52,800 - Christoph

Achenbach: EUR 33,200 - Wolfgang C. Berndt: EUR

47,300 - Stephan Gemkow: EUR 16,600 - Stephan

Lindeman: EUR 16,900 - Shani Orchard: EUR 26,100 -

Juergen Schreiber: EUR 6,500 - Hauke Stars: EUR

23,800 - Dieter Wilbois: EUR 35,200 - Raimund

Wildner: 6,600

PROPOSAL #7.: Amendment to Section 9 of the Articles         ISSUER            YES             FOR                  FOR

of Association in respect of the size of the

Supervisory Board being increased to 10 Members of

which 4 Members are appointed by the employees

PROPOSAL #8.a: Election of Christoph Achenbach to the        ISSUER            YES             FOR                  FOR

 Supervisory Board

PROPOSAL #8.b: Election of Wolfgang C. Berndt to the         ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.c: Election of Arno Mahlert to the                   ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.d: Election of Stefan Pfander to the                ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.e: Election of Hauke Stars to the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.f: Election of Stephan Gemkow to the                ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #9.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices not

deviating more than 10% from the market price of the

shares, on or before 18 MAY 2015, the Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than the stock exchange

or by way of a rights offering if the shares are sold

 at a price not materially below the market price of

the shares and to use the shares in connection with

mergers and acquisitions or for satisfying conversion

 and/or option rights, and to retire the shares

PROPOSAL #10.: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

(ARUG) Section 17(3), in respect of the shareholders

Meeting being convened at least 36 days prior to the

meeting, the day of the convocation and the day of

the shareholders, meeting not being included in the

calculation of the 36 day period Section 17(4), in

respect of the Board of Managing Directors being

authorized to permit the audiovisual transmission of

the shareholders, Meeting Section 18(1), in respect

of shareholders being entitled to participate in and

vote at the shareholders, Meeting if they register

with the company by the sixth day prior to the

meeting Section 18(2), in respect of shareholders

being obliged to provide evidence of their

shareholding as per the statutory Record date Section

 20(1), in respect of proxy-voting instructions being

 issued in written form or an other manner determined

PROPOSAL #11.: Resolutions on the conclusion                       ISSUER            YES             FOR                  FOR

of/amendments to Company agreements with subsidiaries

 of the Company approval of the profit transfer

agreement with the Company's wholly-owned subsidiary,

 GFK North America Holding gmbh, effective for a

period of at least 5 years approval of the profit

transfer agreement with the Company's wholly-owned

subsidiary, Enigma GFK Medienund Marketingforschung

Gmbh, effective for a period of at least 5 years

approval of the profit transfer agreement with the

Company's wholly-owned subsidiary, GFK Geo-Marketing

Gmbh, effective for a period of at least 5 years

approval of the amendments to the current profit

transfer agreement with the Company's subsidiary, GFK

 Retail and Technology Gmbh, which also include the

adjustment of the minimum compensation payment to

outside shareholders of GFK Retail and Technology

Gmbh the minimum compensation payment being now EUR

294 per share approval of the amendments to the

current control and profit transfer agreement with

the Company's subsidiary, ENCODEX International Gmbh,

 which also include the adjustment of the

compensation payment to outside shareholders of

ENCODEX International Gmbh the fixed compensation

payment being now EUR 21.91 per share

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GLORY LTD.

  TICKER:                  N/A                 CUSIP:   J17304130

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

PROPOSAL #4.: Approve Continuance of Countermeasures         ISSUER            YES         AGAINST           AGAINST

to Large-Scale Acquisitions of the Shares in the

Company (Takeover Defense Measures)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOLDSHIELD GROUP PLC, THORNTON HEATH SURREY

  TICKER:                  N/A                 CUSIP:   G3974J107

  MEETING DATE:      8/5/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the report of         ISSUER            YES             FOR                  FOR

the Directors and the Auditors for the YE 31 MAR 2009

PROPOSAL #2.: Re-appoint Rakesh V. Patel as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #3.: Re-appoint Ajay M. Patel as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #4.: Re-appoint Ram Swamy as a Director of          ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #5.: Re-appoint Grant Thornton UK LLP as the        ISSUER            YES             FOR                  FOR

 Company's Auditors and authorize the Directors to

fix their remuneration

PROPOSAL #6.: Declare a dividend of 5.8 pence per              ISSUER            YES             FOR                  FOR

ordinary share in respect of the FYE 31 MAR 2009

PROPOSAL #7.: Receive and approve the remuneration            ISSUER            YES             FOR                  FOR

report for the YE 31 MAR 2009

PROPOSAL #8.: Grant authority for the allotment of            ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #9.: Grant authority for the disapplication         ISSUER            YES             FOR                  FOR

of pre-emption rights

PROPOSAL #10.: Grant authority for the purchase of            ISSUER            YES             FOR                  FOR

the Company's own shares

PROPOSAL #11.: Grant authority for convening of                 ISSUER            YES             FOR                  FOR

general meeting [other than an AGM or a meeting

convened to pass a special resolution] on not less

than 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRAFTON GROUP PLC IRELAND

  TICKER:                  N/A                 CUSIP:   G4035Q189

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements for the        ISSUER            YES             FOR                  FOR

 YE 31 DEC 2009

PROPOSAL #2.A: Re-elect Ms. Gillian Bowler as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #2.B: Re-elect Mr. Richard W. Jewson as a            ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #2.C: Re-elect Mr. Charles M. Fisher as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.D: Re-elect Mr. Michael Chadwick as a              ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #2.E: Re-elect Mr. Colm O Nuallain as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.F: Re-elect Mr. Roderick Ryan as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #4: Receive and approve the remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #5: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

generally for a period of 5 years

PROPOSAL #6: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

otherwise than in accordance with statutory pre-

emption rights

PROPOSAL #7: Grant authority for the market purchases        ISSUER            YES             FOR                  FOR

 of the Company's own shares

PROPOSAL #8: Approve to determine the price range for        ISSUER            YES             FOR                  FOR

 the re-issue of treasury shares off-market

PROPOSAL #9: Approve the convening of an EGM on 14            ISSUER            YES             FOR                  FOR

clear days notice

PROPOSAL #10: Amend the Articles of Association to            ISSUER            YES             FOR                  FOR

reflect the implementation of the Shareholder Rights

(directive 2007/36/ec) Regulations 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRAFTON GROUP PLC IRELAND

  TICKER:                  N/A                 CUSIP:   G4035Q189

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend, [subject to the approval of the        ISSUER            YES             FOR                  FOR

 'C' Ordinary Shareholders] the Articles of

Association of the company by: adding, at the end of

the definition of 'Grafton Unit' in Article 1[b], the

 words as specified; adding, after the words Subject

to the provision of Article 100, in Article 2[c][ii],

 the words as specified; adding, at the beginning of

Article 100[b][i][e], the words as specified; adding,

 at the beginning of Article 100[b][e], the words as

specified; deleting Article 100[b][ii] and inserting

as specified; deleting, at the beginning of the

second sentence in Article 100[c], the words as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRAFTON GROUP PLC IRELAND

  TICKER:                  N/A                 CUSIP:   G4035Q189

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the variation of rights                   ISSUER            YES             FOR                  FOR

attaching to the 'C' ordinary shares in the capital

of the Company resulting from the passing of a

resolution to be proposed at the general meeting of

the Company to be held on the same day as this

meeting a notice of which accompanies this notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRAINGER PLC, NEWCASTLE UPON TYNE

  TICKER:                  N/A                 CUSIP:   G40432117

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital

PROPOSAL #2.: Grant authority to allot shares and              ISSUER            YES             FOR                  FOR

make an offer or agreement which would require shares

 to be allotted after expiry of the authority

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRAINGER PLC, NEWCASTLE UPON TYNE

  TICKER:                  N/A                 CUSIP:   G40432117

  MEETING DATE:      2/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the Directors' report        ISSUER            YES         AGAINST           AGAINST

 and the audited financial statements for the YE 30

SEP 2009

PROPOSAL #2.: Approve the Remuneration Committee                ISSUER            YES             FOR                  FOR

report for the YE 30 SEP 2009

PROPOSAL #3.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Robin Broadhurst as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Robert Hiscox as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         AGAINST           AGAINST

as the Auditors of the Company

PROPOSAL #7.: Authorize the Directors to fix the                ISSUER            YES         AGAINST           AGAINST

remuneration of the Auditors

PROPOSAL #8.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

 for the purposes of Section 551 of the Companies Act

 2006

PROPOSAL #S.9: Approve to disapply statutory pre-               ISSUER            YES             FOR                  FOR

emption rights in relation to the allotment of shares

PROPOSAL #S.10: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #S.11: Approve to reduce the notice period          ISSUER            YES             FOR                  FOR

for general meetings to 14 days

PROPOSAL #12.: Grant authority for political                       ISSUER            YES             FOR                  FOR

donations up to GBP 50,000 in aggregate

PROPOSAL #S.13: Adopt the revised Articles of                     ISSUER            YES             FOR                  FOR

Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREAT EAGLE HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G4069C148

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the terms of the              ISSUER            YES             FOR                  FOR

Acquisition, the entering into of the Sale and

Purchase Agreement, the Shareholders' Agreement, the

provisions of the Corporate Guarantee and the Share

Mortgage, the payment of the Procurement Fee under

the Sale and Purchase Agreement and the transactions

contemplated thereunder as specified

PROPOSAL #2.: Approve and ratify the terms and the            ISSUER            YES             FOR                  FOR

giving of Indemnity and the transactions contemplated

 thereunder as specified in the Notice of the Special

 General Meeting contained in the Circular to

Shareholders dated 21 APR 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREAT EAGLE HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G4069C148

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 of the Company for the YE 31 DEC 2009 together with

the reports of the Directors and Auditors thereon

PROPOSAL #2: Declare a payment of final dividend HKD         ISSUER            YES             FOR                  FOR

35 cents per share

PROPOSAL #3.i: Re-elect Mr. Lo Kai Shui as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.ii: Re-elect Madam Law Wai Duen as a                ISSUER            YES             FOR                  FOR

Director.

PROPOSAL #3.iii: Re-elect Mr. Lo Hong Sui, Antony as         ISSUER            YES             FOR                  FOR

a Director.

PROPOSAL #3.iv: Re-elect Mrs. Lee Pui Ling, Angelina         ISSUER            YES             FOR                  FOR

a as Director

PROPOSAL #3.v: Re-elect Mr. Zhu Qi as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve to fix a maximum number of                 ISSUER            YES         AGAINST           AGAINST

Directors at fifteen and authorize the Directors to

 appoint additional Directors up to such maximum

PROPOSAL #5: Approve to fix a fee of HKD 120,000 per         ISSUER            YES             FOR                  FOR

annum as ordinary remuneration payable to each

Director for the YE 31 DEC 2010

PROPOSAL #6: Re-appoint Messrs. Deloitte Touche                 ISSUER            YES             FOR                  FOR

Tohmatsu as the Company's Auditor and authorize the

Board of Directors to fix Auditor's remuneration

PROPOSAL #7: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

during the Relevant Period (as specified) of all the

powers of the Company to repurchase ordinary shares

in the capital of the Company (Shares) on The Stock

Exchange of Hong Kong Limited (Stock Exchange) or on

any other Stock Exchange on which the securities of

the Company may be listed and recognized by the

Securities and Futures Commission and the Stock

Exchange for this purpose, subject to and in

accordance with all applicable laws and the

requirements of the Rules Governing the Listing of

Securities on the Stock Exchange or any other Stock

Exchange as amended from time to time; (b) the

aggregate nominal amount of the Shares which the

Company is authorized to repurchase pursuant to the

approval in  CONTD

PROPOSAL #8: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

during the Relevant Period (as specified) of all the

powers of the Company to allot, issue and deal with

additional Shares in the capital of the Company and

to make or grant offers, agreements and options which

 would or might require the exercise of such power;

(b) the approval in Paragraph (a) of this resolution

shall authorize the Directors of the Company during

the Relevant Period to make or grant offers,

agreements and options which would or might require

the exercise of such powers after the end of the

Relevant Period; (c) the aggregate nominal amount of

share capital allotted, issued or dealt with or

agreed conditionally or unconditionally to be

allotted, issued or dealt with (whether pursuant to

PROPOSAL #9: Approve, conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions 7 and 8 set out in this notice convening

 this meeting, the aggregate nominal amount of the

shares which are repurchased or otherwise acquired by

 the Company pursuant to Resolution 7 shall be added

to the aggregate nominal amount of the shares which

may be issued pursuant to Resolution 8, provided that

 such an amount shall not exceed 10% of the aggregate

 nominal amount of the share capital of the Company

in issue as at the date of the passing of this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRENKELEASING AG, BADEN-BADEN

  TICKER:                  N/A                 CUSIP:   D2854Z101

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and annual report, and the report

pursuant to Sections 289(4) and 315(4) of the German

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 23,263,815.44 as follows:

 payment of a dividend of EUR 0.60 per share EUR

15,053,356.04 shall be carried forward ex-dividend

and payable date: 12 MAY 2010

PROPOSAL #3.: Ratification of the acts of the board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.1: Election of Dieter Muench to the                 ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.2: Election of Florian Schulte to the              ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.3: Election of Erwin Staudt to the                   ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.4: Election of Thilo Woern to the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #6.: Appoint the Auditors for the 2010 FY:          ISSUER            YES             FOR                  FOR

Ernst + Young AG, Frankfurt

PROPOSAL #7.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 Company shall be authorized to acquire own shares of

 up to 10% of its share capital, at prices not

deviating more than 20% from the market price of the

shares, on or before 11 MAY 2015, the Board of

Managing Directors shall be authorized to use the

shares for acquisition purposes, to sell the shares

at a price not materially below their market price,

and to retire the shares

PROPOSAL #8.: Resolution on the Supervisory Board              ISSUER            YES             FOR                  FOR

remuneration the ordinary members of the Supervisory

Board shall receive an annual remuneration of EUR

7,500, the Chairman shall receive EUR 11,250, each

member of the Supervisory Board who is a Committee

Member shall receive an additional remuneration of

EUR 600 and the Committee Chairman EUR 900 per FY,

the Members of the Supervisory Board shall receive a

variable remuneration in case the dividend exceeds

EUR 0.20 per share

PROPOSAL #9.: Approve the control and profit transfer        ISSUER            YES             FOR                  FOR

 agreement with the Company's wholly-owned subsidiary

 Grenke Service AG, effective for a period of at

least 5 years

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GROUPE EUROTUNNEL

  TICKER:                  N/A                 CUSIP:   F477AL114

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #o.1: Approve the annual accounts for the YE        ISSUER            YES             FOR                  FOR

 31 DEC 2009

PROPOSAL #o.2: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #o.3: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #o.4: Approve the regulated agreements and          ISSUER            YES             FOR                  FOR

commitments stipulated in the Special Auditors'

Report pursuant to Article L. 225-38 of the Code du

Commerce [Commercial Code]

PROPOSAL #o.5: Approve the conclusion by the Company         ISSUER            YES             FOR                  FOR

of the regulated agreements and commitments

stipulated in the Special Auditors' Report

PROPOSAL #o.6: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

implement a Company share purchase programme

PROPOSAL #o.7: Approve the mandate of Madame Colette         ISSUER            YES             FOR                  FOR

Neuville

PROPOSAL #o.8: Approve the mandate of Monsieur Henri         ISSUER            YES             FOR                  FOR

Rouanet

PROPOSAL #o.9: Approve the mandate of Monsieur Pierre        ISSUER            YES             FOR                  FOR

 Bilger

PROPOSAL #o.10: Approve the renewal Mandate of                   ISSUER            YES             FOR                  FOR

Monsieur Hugues Lepic

PROPOSAL #o.11: Approve the mandate of Monsieur Jean-        ISSUER            YES             FOR                  FOR

Pierre Trotignon

PROPOSAL #o.12: Approve the mandate of Monsieur                 ISSUER            YES             FOR                  FOR

Jacques Goumon

PROPOSAL #o.13: Approve the mandate of Monsieur                 ISSUER            YES             FOR                  FOR

Robert Rochefort

PROPOSAL #o.14: Approve the mandate of Madame                     ISSUER            YES             FOR                  FOR

Patricia Hewitt

PROPOSAL #o.15: Approve the mandate of Monsieur                 ISSUER            YES             FOR                  FOR

Philippe Canu

PROPOSAL #o.16: Approve the mandate of Monsieur                 ISSUER            YES             FOR                  FOR

Philippe Vasseur

PROPOSAL #o.17: Approve the mandate of Monsieur Tim          ISSUER            YES             FOR                  FOR

Yeo

PROPOSAL #E.18: Approve the merger absorbing                       ISSUER            YES             FOR                  FOR

Eurotunnel Group (UK) plc (EGP) into the Company,

under the suspensive condition of the approval of the

 merger by EGP

PROPOSAL #E.19: Approve the merger absorbing TNU plc         ISSUER            YES             FOR                  FOR

into the Company under the suspensive condition of

approval of the merger by TNU plc shareholders

PROPOSAL #E.20: Approve the correlative increase in          ISSUER            YES             FOR                  FOR

the Company's capital stock in return for

contributions under the suspensive condition of

approval of the merger by TNU plc shareholders

PROPOSAL #E.21: Approve the allocation of the merger         ISSUER            YES             FOR                  FOR

premium

PROPOSAL #E.22: Approve the powers for signing the            ISSUER            YES             FOR                  FOR

compliance declaration and for other formalities

PROPOSAL #E.23: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock reserved for employees

PROPOSAL #E.24: Approve the free allocation of shares        ISSUER            YES             FOR                  FOR

 to paid staff and Company agents

PROPOSAL #E.25: Approve the allocation of options              ISSUER            YES             FOR                  FOR

granting access to share subscription and/or existing

 share purchase options

PROPOSAL #E.26: Amend the Article 16 of the Company's        ISSUER            YES             FOR                  FOR

 Articles of Association relating to the number of

shares Directors must hold during the term of their

mandate

PROPOSAL #E.27: Amend the Article 17 of the Company's        ISSUER            YES         AGAINST           AGAINST

 Articles of Association relating to the term of

Directors' roles

PROPOSAL #E.28: Amend the Articles 6, 9-3, 11-2, 20-         ISSUER            YES             FOR                  FOR

7, 37 and 38 as a consequence of the conversion of

the GET SA Preference Share into an ordinary share

PROPOSAL #E.29: Amend the Article 27.4 of the                     ISSUER            YES             FOR                  FOR

Articles of Association to allow simplified

PROPOSAL #E.30: Authorize the Board to reduce capital        ISSUER            YES             FOR                  FOR

 by cancellation of shares

PROPOSAL #E.31: Approve the powers                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPPO COIN SPA, VENEZIA

  TICKER:                  N/A                 CUSIP:   T30120108

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements as at          ISSUER             NO              N/A                  N/A

31 JAN 2010 and report on the Management of the Board

 of Statutory Auditors and of the Auditing Company;

inherent and consequent resolutions

PROPOSAL #2: Approve to determine the emolument of            ISSUER             NO              N/A                  N/A

the Board of Directors for Corporate year 01 FEB 2010

 to 31 JAN 2011

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GS ENGINEERING & CONSTRUCTION CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y2901E108

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the partial amendment to                   ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.: Election of Jonggeun Pyun and Kyungseo         ISSUER            YES             FOR                  FOR

Park as the External Directors

PROPOSAL #4.: Election of Deokhoon Lee and Kyungseo          ISSUER            YES             FOR                  FOR

Park as the Audit Committee Members

PROPOSAL #5.: Approve the limit of remuneration for          ISSUER            YES         AGAINST           AGAINST

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUANGZHOU PHARMACEUTICAL LTD

  TICKER:                  N/A                 CUSIP:   Y2932P106

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                ISSUER            YES             FOR                  FOR

Directors of the Company for the year 2009

PROPOSAL #2.: Approve the report of the Supervisory          ISSUER            YES             FOR                  FOR

Committee for the year 2009

PROPOSAL #3.: Approve the financial reports of the            ISSUER            YES             FOR                  FOR

Company for the year 2009

PROPOSAL #4.: Approve the Auditors' reports of the            ISSUER            YES             FOR                  FOR

Company for the year 2009

PROPOSAL #5.: Approve the proposal for profit                     ISSUER            YES             FOR                  FOR

distribution and dividend payment of the Company for

the year 2009

PROPOSAL #6.: Approve the total emoluments to be paid        ISSUER            YES             FOR                  FOR

 to the Directors of the Company for the year 2010

PROPOSAL #7.: Approve the total emoluments to be paid        ISSUER            YES             FOR                  FOR

 to the Supervisors of the Company for the year 2010

PROPOSAL #8.: Approve the provision of loans by the          ISSUER            YES         AGAINST           AGAINST

Company to Guangzhou Pharmaceuticals Corporation

PROPOSAL #9.: Approve the provision of guarantees by         ISSUER            YES         AGAINST           AGAINST

the Company to secure bank loans for its Subsidiaries

PROPOSAL #10.1: Election of Mr. Yang Rongming as an          ISSUER            YES             FOR                  FOR

Executive Director of the new session of the Board of

 the Company, with a term of office of three years

commencing from the date of his appointment up to the

 date when members of the new session of the Board

are elected

PROPOSAL #10.2: Election of Mr. Shi Shaobin as an              ISSUER            YES             FOR                  FOR

Executive Director of the new session of the Board of

 the Company, with a term of office of three years

commencing from the date of his appointment up to the

 date when Members of the new session of the Board

are elected

PROPOSAL #10.3: Election of Mr. Wu Changhai as an              ISSUER            YES             FOR                  FOR

Executive Director of the new session of the Board of

 the Company, with a term of office of three years

commencing from the date of his appointment up to the

 date when Members of the new session of the Board

are elected

PROPOSAL #10.4: Election of Mr. Li Chuyuan as an                ISSUER            YES             FOR                  FOR

Executive Director of the new session of the Board of

 the Company, with a term of office of three years

commencing from the date of his appointment up to the

 date when members of the new session of the Board

are elected

PROPOSAL #10.5: Election of Mr. Liu Jinxiang as an            ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the new session

 of the Board of the Company, with a term of office

of three years commencing from the date of his

appointment up to the date when members of the new

session of the Board are elected

PROPOSAL #10.6: Election of Mr. Li Shanmin as an                ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the new session

 of the Board of the Company, with a term of office

of three years commencing from the date of his

appointment up to the date when Members of the new

session of the Board are elected

PROPOSAL #10.7: Election of Mr. Zhang Yonghua as an          ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the new session

 of the Board of the Company, with a term of office

of three years commencing from the date of his

appointment up to the date when Members of the new

session of the Board are elected

PROPOSAL #10.8: Election of Mr. Wong Lung Tak as an          ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the new session

 of the Board of the Company, with a term of office

of three years commencing from the date of his

appointment up to the date when Members of the new

session of the Board are elected

PROPOSAL #10.9: Election of Mr. Qiu Hongzhong as an          ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the new session

 of the Board of the Company, with a term of office

of three years commencing from the date of his

appointment up to the date when Members of the new

session of the Board are elected

PROPOSAL #10.10: Election of Ms. Yang Xiuwei as a              ISSUER            YES             FOR                  FOR

Supervisor of the new session of the Supervisory

Committee of the Company, with a term of office of

three years commencing from the date of her

appointment up to the date when Members of the new

session of the Supervisory Committee are elected

PROPOSAL #10.11: Election of Mr. Zhong Yugan as a              ISSUER            YES             FOR                  FOR

Supervisor of the new session of the Supervisory

Committee of the Company, with a term of office of

three years commencing from the date of his

appointment up to the date when Members of the new

session of the Supervisory Committee are elected

PROPOSAL #11.: Re-appoint Shu Lun Pan Yangcheng                 ISSUER            YES             FOR                  FOR

Certified Public Accountants Co, Ltd and

PricewaterhouseCoopers, whose appointments have

expired, as the Domestic and International Auditors

respectively, and the proposal to the shareholders'

meeting to authorize the Board to determine their

respective remuneration

PROPOSAL #S.1: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GULFSANDS PETROLEUM PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G4277P105

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Directors and         ISSUER            YES             FOR                  FOR

the financial statements for the YE 31 DEC 2009 and

the report of the Auditors thereon

PROPOSAL #2: Re-elect Mr. D J Cowan as a Director of         ISSUER            YES             FOR                  FOR

the Company, who retires in accordance with Article

103 of the Company's Articles of Association

PROPOSAL #3: Re-elect Mr. M Sajjad as a Director of          ISSUER            YES             FOR                  FOR

the Company, who retires in accordance with Article

103 of the Company's Articles of Association

PROPOSAL #4: Re-appoint Deloitte LLP as Auditors of          ISSUER            YES             FOR                  FOR

the Company to hold office until the conclusion of

the next general meeting at which accounts are laid

before the Company and that their remuneration be

determined by the Directors

PROPOSAL #5: Authorize the Directors pursuant to                ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006, in

substitution for all previous powers granted to them,

 to exercise all the powers of the Company to allot

and make offers to allot relevant securities within

the meaning of the Act  up to an aggregate nominal

amount of GBP 2,303,266.15 such authority shall,

unless previously revoked or varied by the Company in

 general meeting, expire on the conclusion of the AGM

 of the Company to be held in 2011 provided that the

Company may, at any time before such expiry, make an

offer or enter into an agreement which would or might

 require relevant securities to be allotted after

such expiry and the Directors may allot relevant

securities pursuant to any such offer or agreement as

 if the authority conferred hereby had not expired

PROPOSAL #S.6: Authorize the Directors pursuant to            ISSUER            YES             FOR                  FOR

Section 570 of the Act to allot equity securities  as

 defined in Section 560 of the Act  pursuant to the

authority conferred by Resolution 5 above as if

Section 561 1  of the Act did not apply to any such

allotment, provided that this power shall be limited

to:  a  the allotment of equity securities in

connection with an issue in favour of shareholders

where the equity securities respectively attributable

 to the interests of all such shareholders are

proportionate  or as nearly as may be practicable  to

 the respective number of Ordinary Shares in the

capital of the Company held by them on the CONTD.

PROPOSAL #CONT: CONTD. record date for such                        ISSUER             NO              N/A                  N/A

allotment, but subject to such exclusions or other

arrangements as the Directors may deem necessary or

expedient in relation to fractional entitlements or

legal or practical problems under the laws of, or the

 requirements of, any recognized regulatory Board of

Directory or any stock exchange, in any territory;

and  b  the allotment  otherwise than pursuant to

sub-paragraph  a  above  of further equity securities

 up to an aggregate nominal amount of GBP 345,835.76

PROPOSAL #CONT: CONTD. provided that this power                 ISSUER             NO              N/A                  N/A

shall, unless previously revoked or varied by special

 resolution of the Company in the general meeting,

expire at the conclusion of the AGM of the Company to

 be held in 2011, the Company may, before such

expiry, make offers or agreements which would or

might require equity securities to be allotted after

such expiry and authorize the Directors to allot

equity securities in pursuance of such offers or

agreements as if the power conferred hereby had not

PROPOSAL #S.7: Amend the Memorandum and Articles of          ISSUER            YES             FOR                  FOR

Association of the Company by  i deleting all the

provisions of the Company's Memorandum of Association

 which, virtue of Section 28 of the Companies Act

2006 are to be treated as provisions of the Company's

 Articles of Association; and  ii  by deleting

Article 4 of the Articles of Association which sets

out the Company's share capital and  iii  by

renumbering the remaining Articles

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GURIT HOLDING AG, WATTWIL SG

  TICKER:                  N/A                 CUSIP:   H3420V174

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report, annual                   ISSUER             NO              N/A                  N/A

financial statements, consolidated financial

statements 2009 and appropriation of available

PROPOSAL #2: Grant discharge to the Members of the            ISSUER             NO              N/A                  N/A

Board of Directors and the Executive Management

PROPOSAL #3.1: Election of Mr. Peter Leupp as a                 ISSUER             NO              N/A                  N/A

Director for a three-year of office, 2010-2012 [until

 AGM of 2013]; [Paul Halg, Robert Hberlein and Nick

Huber are elected until AGM 2011, Urs Kaufmann is

elected until AGM 2012]

PROPOSAL #3.2: Re-elect PricewaterhouseCoopers AG,            ISSUER             NO              N/A                  N/A

Zurich as the Auditors for a two-year period [2010-

2011]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  H.I.S.CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J20087102

  MEETING DATE:      1/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HAWESKO HOLDING AG, HAMBURG

  TICKER:                  N/A                 CUSIP:   D3126K104

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 financial

year with the report of the Supervisory Board, the

group financial statements and annual report, and the

 report pursuant to Sections 289(4) and 315(4) of the

 German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 12,355,434.74 as follows:

 Payment of a dividend of EUR 1.35 per share EUR

428,408.84 shall be carried forward Ex-dividend and

payable date: 17 JUN 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Approval of an amendment to the control        ISSUER            YES             FOR                  FOR

 and profit transfer agreement with the Company's

wholly owned subsidiary IWL Internationale Wein

Logistik GmbH, concluded on 13 DEC 1999 the agreement

 shall be transformed into a profit transfer

agreement only as per 01 JAN 2010

PROPOSAL #6.: Ratification of the compensation system        ISSUER            YES         AGAINST           AGAINST

 for the Board of Managing Directors

PROPOSAL #7.: Appointment of auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: PricewaterhouseCoopers AG, Hamburg

PROPOSAL #8.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

(ARUG): a) Section 18(4) shall be appended in respect

 of the Board of Managing Directors being authorized

to allow shareholders to participate in the

shareholders. meeting by electronic means (online),

b) Section 19(2) shall be amended in respect of proxy

 voting instructions being issued in text form, c)

Section 19(3) shall be appended in respect of the

Board of Managing Directors being authorized to allow

 shareholders to exercise their voting rights in

writing or electronically (absentee voting)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HELPHIRE GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G4393T106

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                     ISSUER            YES             FOR                  FOR

statements for the FYE 30 JUN 2009 and receive the

Directors and the Auditors reports

PROPOSAL #2.: Re-elect Richard Rose as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-elect Martin Ward as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Ian Wardle as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Michael Howard QC MP as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.: Re-elect Andrew Cripps as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Mark McCafferty as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-elect Avril Palmer-Baunack as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #9.: Re-appoint Deloitte & Touche LLP as the        ISSUER            YES             FOR                  FOR

 Auditors to the Company until the conclusion of the

next general meeting of the Company at which accounts

 are laid and authorize the Directors to fix their

remuneration

PROPOSAL #10.: Approve the Directors' remuneration            ISSUER            YES             FOR                  FOR

report for the FYE 30 JUN 2009

PROPOSAL #11.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

relevant securities pursuant to Section 551 of the

Companies Act 2006

PROPOSAL #S.12: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities without applying pre-emption rights

 under Section 561 of the Companies Act 2006

PROPOSAL #S.13: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

 of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HELVETIA HOLDING AG, ST.GALLEN

  TICKER:                  N/A                 CUSIP:   H35927120

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, the annual            ISSUER            YES             FOR                  FOR

financial statements, the consolidated financial

statements 2009, and the acceptance of the reports

from the Statutory Auditors

PROPOSAL #2: Ratify the Members of the Board of                 ISSUER            YES             FOR                  FOR

Directors and the Executive Management vis a vis

their activities in the business year 2009

PROPOSAL #3: Approve the appropriation of the net              ISSUER            YES             FOR                  FOR

profit for 2009 of CHF 130,404,689 [comprising the

profit after tax for 2009 amounting to CHF

125,006,392 and the profit brought forward from 2008

amounting to CHF 5,398,297] as follows: dividend of

CHF 14.50 per registered share: CHF 125,466,688;

allocation to free reserves: CHF 0; profit carried

forward to new account: CHF 4,938,001; total net

profit: CHF 130,404,689

PROPOSAL #4: Amend Articles 4 [Share certificates]            ISSUER            YES             FOR                  FOR

and 5 [Cancellation of printed share certificates] of

 the Articles of Incorporation as specified

PROPOSAL #5.1: Re-elect Mr. Christoph Lechner to the         ISSUER            YES         AGAINST           AGAINST

Board of Directors, for a period of office of three

years

PROPOSAL #5.2: Re-elect Mr. Erich Walser to the Board        ISSUER            YES         AGAINST           AGAINST

 of Directors, for a period of office of three years

PROPOSAL #5.3: Re-elect Mr. Urs Widmer to the Board          ISSUER            YES         AGAINST           AGAINST

of Directors, for a period of office of one year

PROPOSAL #6: Election of KPMG AG, Zurich, as the                ISSUER            YES             FOR                  FOR

Statutory Auditors for a term of office of one year

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HISAKA WORKS,LTD.

  TICKER:                  N/A                 CUSIP:   J20034104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HMV GROUP PLC

  TICKER:                  N/A                 CUSIP:   G45278101

  MEETING DATE:      9/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the Directors' and        ISSUER            YES             FOR                  FOR

 Auditors' reports and the statement of accounts for

the 52 weeks ended 25 APR 2009

PROPOSAL #2.: Approve the Directors' Remuneration              ISSUER            YES             FOR                  FOR

Report for the YE 25 APR 2009

PROPOSAL #3.: Declare a final dividend of 5.6p per            ISSUER            YES             FOR                  FOR

Ordinary Share

PROPOSAL #4.: Re-elect Robert Swannell as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Andy Duncan as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Lesley Knox as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Neil Bright as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-appoint Ernst & Young LLP as the              ISSUER            YES             FOR                  FOR

Auditors until the conclusion of the next AGM at

which accounts are laid before the Company

PROPOSAL #9.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditors remuneration

PROPOSAL #10.: Approve to renew the authority to                ISSUER            YES             FOR                  FOR

allot relevant securities conferred on the Directors

by the Company's Articles of Association; [the

'Section 80 prescribed period'] and for such period

the 'Section 80 amount' shall be GBP 950,030.54; and

[Authority expires the earlier of the conclusion of

the next AGM of the Company to be held after the date

 of passing of this resolution or the period ending

PROPOSAL #11.: Authorize the Company, in accordance          ISSUER            YES             FOR                  FOR

with Sections 366 and 367 of the Companies Act 2006

the Company and all Companies that are subsidiaries

at any time during the period for which this

resolution is effective: a] make political donations

to political parties and/or independent candidates

not exceeding GBP 50,000 in total; b] make political

donations to political organizations other than

political parties, not exceeding GBP 50,000 in total;

 and c] incur political expenditure not exceeding GBP

 50,000 in total, [Authority expires the earlier of

the conclusion of the next AGM of the Company to held

 after the date of passing of this resolution or

ending on 03 DEC 2010]

PROPOSAL #S.12: Approve, subject to the passing of            ISSUER            YES             FOR                  FOR

Resolution 10 above, the power to allot equity

securities for cash, which is conferred on the

Directors by Articles 3.6 of the Company's Articles

of Association, as if Section 89[1] of the Companies

Act 1985 did not apply to any such allotment be and

is hereby renewed for the Section 80 prescribed

period [as specified in Resolution 10 above] and for

such period the 'Section 89 amount' shall be GBP

PROPOSAL #S.13: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

the authorities contained in its Articles of

Association, to market purchases [within the meaning

of Section 163[3] of the Companies Act 1985] of up to

 a maximum of 42,358,705 Ordinary Shares of 1p each

provided that: a] the maximum price per Ordinary

Share is not more than 5% above the average middle

market value for an Ordinary Share as derived from

the London Stock Exchange Daily Official List for the

 last 5 business days in respect of which such Daily

Official List is published before the purchase is

made, and the minimum price per Ordinary Share is not

 less than 1p, the maximum and minimum prices being

exclusive of any expenses; [Authority expires the

earlier of the conclusion of the next AGM of the

Company or on 03 DEC 2010]; except in relation to the

 purchase of any Ordinary Shares the contract for

which was concluded before the date of expiry of the

authority and which would or might be completed

wholly or partly after such date

PROPOSAL #S.14: Amend the Articles of Association,            ISSUER            YES             FOR                  FOR

that, with effect from 00.01 a.m. on 01 OCT 2009, by

deleting all the provisions of the Company's

Memorandum of Association which, by virtue of Section

 28 of the Companies Act 2006, are to be treated as

provisions of the Company's Articles of Association,

save for the sentence in Clause 5 of the Company's

Memorandum of Association which states that the

liability of the Members is limited, which shall be

deemed to be incorporated in the Company's Articles

of Association by virtue and Section 28 of the

Companies Act 2006; and approve that, a general

meeting other than an AGM may be called on not less

than 14 clear days' notice, and that the Articles of

Association of the Company be amended accordingly by

the deletion of Article 18.1 of the existing Articles

 of Association and its replacement as specified; an

AGM shall be called by at least 21 clear days' notice

 in writing and any other GM shall be called at least

 14 clear days' notice in writing, such notice to be

given in accordance with Article 41

PROPOSAL #15.: Amend the Incentive Arrangements, the         ISSUER            YES             FOR                  FOR

rules relating to the Performance Conditions [as

specified in the rules of the HMV Group Annual Bonus

Plan [the Annual Bonus Plan] applicable to future

Annual Bonuses awarded under the Annual Bonus Plan as

 specified, and the rules relating to the Performance

 Conditions [as specified in the rules of the HMV

Group Performance Share Plan [the Performance Share

Plan] applicable to future Awards under the

Performance Share Plan as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOMESERVE PLC, WALSALL WEST MIDLANDS

  TICKER:                  N/A                 CUSIP:   G8291Z148

  MEETING DATE:      7/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts         ISSUER            YES             FOR                  FOR

for the YE 31 MAR 2009 and the reports of the

Directors and the Auditors therein

PROPOSAL #2.: Approve the remuneration report for the        ISSUER            YES             FOR                  FOR

 YE 31 MAR 2009

PROPOSAL #3.: Declare the final dividend of 25p per          ISSUER            YES             FOR                  FOR

ordinary share

PROPOSAL #4.: Elect Mr. Morris as a Director [having         ISSUER            YES         AGAINST           AGAINST

been appointed since the last AGM]

PROPOSAL #5.: Re-elect Mr. Florsheim as a Director            ISSUER            YES         AGAINST           AGAINST

who retires by rotation

PROPOSAL #6.: Re-elect Mr. Gibson as a Director who          ISSUER            YES         AGAINST           AGAINST

retires by rotation

PROPOSAL #7.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company and authorize the Directors to fix

their remuneration

PROPOSAL #8.: Authorize the Directors' to allot                 ISSUER            YES             FOR                  FOR

relevant securities be renewed [Section 80]

PROPOSAL #S.9: Authorize the Directors' to allot                ISSUER            YES             FOR                  FOR

equity securities be renewed [Section 89]

PROPOSAL #S.10: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases [within the meaning of Section 163(3) of

the Companies Act 1985] of Ordinary Shares of 12 1/2p

 each of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUNG POO REAL ESTATE DEVELOPMENT CORP

  TICKER:                  N/A                 CUSIP:   Y37808105

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and                 ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3.3 per share

PROPOSAL #B.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.4: Approve the election of the Directors         ISSUER            YES         AGAINST           AGAINST

and Supervisors

PROPOSAL #B.5: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUNTING PLC

  TICKER:                  N/A                 CUSIP:   G46648104

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Directors and         ISSUER            YES         AGAINST           AGAINST

the Accounts for the YE 31 DEC 2009 and the report of

 the Auditors on the account

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #3: Re-elect John Hofmeister as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect John Nicholas as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Richard Hunting as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-appoint Price-water-house-Coopers              ISSUER            YES         AGAINST           AGAINST

L.L.P as the Auditors of the Company, to hold office

until the conclusion of next AGM at which audited

accounts are laid before the Company and to authorize

 the Directors to determine their remuneration

PROPOSAL #7: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006, to allot

shares in the Company or grant rights to subscribe

for or to convert any security into shares in the

Company  together Relevant Securities   up to an

aggregate nominal amount of GBP 22,036,058

comprising; a  an aggregate nominal amount of GBP

11,018,029  whether in connection with the same offer

 or issue as under  b below or otherwise ; b  an

aggregate nominal amount of GBP 11,018,029, in the

form of equity securities  within the meaning of

Section 560(1) of the Companies Act 2006  in

connection with an offer or issue by way of rights,

open for acceptance for a period fixed by the

Directors, to holders of ordinary shares  other than

the Company  on the register on any record date fixed

 by the Directors in proportion  as nearly as may be

PROPOSAL #S.8: Authorize the Directors to disapply            ISSUER            YES             FOR                  FOR

pre-emption rights

PROPOSAL #S.8: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #S.10: Grant authority to amend the Articles        ISSUER            YES             FOR                  FOR

 of Association

PROPOSAL #S.11: Grant authority for the 14 clear days        ISSUER            YES             FOR                  FOR

 notice periods for general meetings other than an AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ICOM INCORPORATED

  TICKER:                  N/A                 CUSIP:   J2326F109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IFG GROUP PLC

  TICKER:                  N/A                 CUSIP:   G47062107

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the reports of the Directors and        ISSUER            YES             FOR                  FOR

 the financial statements and the Independent

Auditors report for the YE 31 DEC 2009

PROPOSAL #2: Declare the dividend                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Peter Priestley as a                     ISSUER            YES             FOR                  FOR

Director who was co-opted on 30 MAR 2010 and so

retires in accordance with the Company's Articles of

PROPOSAL #4: Re-elect Mark Bogard as a Director, who         ISSUER            YES             FOR                  FOR

retires by rotation in accordance with the Company's

Articles of Association

PROPOSAL #5: Re-elect Gary Owens as a Director, who          ISSUER            YES             FOR                  FOR

retires by rotation in accordance with the Company's

Articles of Association

PROPOSAL #6: Re-elect Colm Barrington as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation in accordance with the

Company's Articles of Association

PROPOSAL #7: Re-elect Joe Moran as a Director, who            ISSUER            YES             FOR                  FOR

retires by rotation in accordance with the Company's

Articles of Association

PROPOSAL #8: Re-elect Thomas Wacker as a Director who        ISSUER            YES             FOR                  FOR

 retires in accordance with the best practices under

the Combined Code on Corporate Governance

PROPOSAL #9: Re-elect John Lawrie as a Director, who         ISSUER            YES             FOR                  FOR

retires in accordance with the best practices under

the Combined Code on Corporate Governance

PROPOSAL #10: Authorize the Directors to agree the            ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #11: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to allot relevant securities   within the meaning of

 Section 20 of the Companies  Amendment  Act, 1983

up to an aggregate nominal amount not exceeding the

present authorized but unissued capital of the

Company;  Authority expire the earlier of the

conclusion of the next AGM of the Company after the

passing of this resolution or 30 SEP 2011 unless

previously renewed, varied revoked by the Company ;

and the Directors may allot relevant securities

pursuant to such an offer or agreement as if the

authority conferred hereby had not expired

PROPOSAL #S.12: Authorize the Directors, pursuant to         ISSUER            YES             FOR                  FOR

Section 23 and Section 24 1  of the Companies Act,

1983, to allot equity Securities  with the meaning of

 Section 23 of the said Act  for cash pursuant to the

 authority conferred by resolution 11 above as if

Section 23 1  of the Companies Act, 1983 did not

apply to such allotment provided that this power

shall be limited; to the allotment of equity

securities in connection with a rights issue in favor

 of shareholders where the equity securities

respectively attributable to the interests of all

shareholders are proportionate to the respective

number of ordinary shares held by them; and to the

allotment of equity securities up to an aggregate

nominal value of EUR 900,926 representing 10% of the

issued share capital of the Company at 31 DEC 2009;

Authority expires the CONTD.

PROPOSAL #CONT: CONTD. earlier of the conclusion of          ISSUER             NO              N/A                  N/A

the next AGM of the Company after passing of this

resolution or 30 SEP 2011 ; and the Directors may

allot equity securities pursuant to such an offer or

agreement as if the authority conferred hereby has

not expired

PROPOSAL #S.13: Authorize the Company to make one or         ISSUER            YES             FOR                  FOR

more market purchases  within the meaning of Section

212 of the Companies Act, 1990  on the London Stock

Exchange and/or the Irish Stock Exchange of ordinary

shares of EUR 0.12 each in the capital of the Company

 provided that; the maximum aggregate number of

ordinary shares hereby authorized to be purchased is

7,507,722  representing 10% of the issued ordinary

share capital at 31 DEC 2009; the minimum price which

 may be paid for an ordinary share is EUR 0.12 being

the nominal value of an ordinary share; the maximum

price which may be paid for an ordinary share is not

more than 5% above the average of the bid and offer

price for an ordinary share for the 10 business days

immediately preceding the day on which the ordinary

shares are purchased; CONTD.

PROPOSAL #CONT: CONTD.  Authority expire at the close        ISSUER             NO              N/A                  N/A

 of business on 31 DEC 2011 ; the Company may make a

contract or contracts to purchase ordinary shares

under the authority hereby conferred prior to the

expiry of such authority which will or may be

executed wholly or partly after the expiry of such

authority and make a purchase of ordinary shares in

pursuance of such a contract or contracts,

notwithstanding that this authority has otherwise

PROPOSAL #S.14: Approve, for the purposes of Section         ISSUER            YES             FOR                  FOR

209 of the Companies Act, 1990, to re-issue price

range at which any Treasury Shares for the time being

 held by the Company may be re-issued off-market

shall be follows; the maximum price at which a

treasury share may be re-issued off-market, shall not

 be less be more than 5% above the average of the bid

 and offer price for an ordinary share for the 10

business days immediately preceding the day on which

the treasury share is reissued; the minimum price at

which a treasury share may be re-issued off-market

shall be not be less than 10% below the average of

the bid and offer price for an ordinary share of the

10 business days immediately preceding the day on

which the treasury share re-issued; and Authority

expire at the close of business on 31 DEC 2011

PROPOSAL #S.15: Approve that, in accordance with the         ISSUER            YES             FOR                  FOR

Shareholder Rights  Directive 2007/36/EC  Regulations

 2009, the provisions of Article 59 of the Articles

of Association of the Company allowing for the

convening of an EGM of the Company on giving 14 days

notice in writing at the least  where such meeting is

 not an AGM or a general meeting for the passing of

special resolution shall continue to be effective

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IFG GROUP PLC

  TICKER:                  N/A                 CUSIP:   G47062107

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors, to establish          ISSUER            YES         AGAINST           AGAINST

the IFG Group Share Option Plan 2010 and the IFG

Group PLC Company Share Option Plan [UK] 2010 [the

Option Plans] substantially in the form described in

the circular to shareholders dated 11 JUN 2010

accompanying the notice of this meeting and as made

available for inspection as described therein, as

employee share option plans and the Option Plans be

approved and adopted [with such modifications (not

being of a material nature), if any, as the Directors

 consider appropriate] and to administer the Option

Plans and to exercise on behalf of the Company all

powers of the Company to issue and allot Ordinary

Shares in the Company in accordance with its terms;

and to do all acts and things necessary to carry the

IFG Group PLC Company Share Option Plan [UK] 2010

into effect [including the adoption of any amendments

 as may be agreed with required by HM customs and

excise]; and the maximum aggregate number of Ordinary

 Shares in respect of which options may be issued

under the IFG Group Share Option Plan 2010 and the

IFG Group PLC Company Share Option Plan [UK] 2010,

and all other share plans of the Company be approved

at 12,431,361 Ordinary Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ILUKA RES LTD

  TICKER:                  N/A                 CUSIP:   Q4875J104

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Mr Wayne Osborn as a                     ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 16.4

 of the Company's Constitution

PROPOSAL #2: Election of Mr Stephen Turner as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 16.4

 of the Company's Constitution

PROPOSAL #3: Re-election of Mr Gavin Rezos as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 17.2

 of the Company's Constitution

PROPOSAL #4: Adopt the remuneration report of the              ISSUER            YES             FOR                  FOR

Company for YE 31 DEC 2009 as set out on Pages 6 to

17 of the Company's 2009 annual report

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IMPLENIA AG, DIETLIKON

  TICKER:                  N/A                 CUSIP:   H41929102

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company report for the 2009         ISSUER            YES             FOR                  FOR

FY as well as statutory Auditor's report

PROPOSAL #2.1: Approve the annual report 2009                     ISSUER            YES             FOR                  FOR

including the annual financial statement 2009 of the

Implenia Ag

PROPOSAL #2.2: Approve the appropriation of the                 ISSUER            YES             FOR                  FOR

balance sheet profit

PROPOSAL #2.3: Approve the distribution of the par            ISSUER            YES             FOR                  FOR

value reduction

PROPOSAL #3.1: Approve the adjustment at the federal         ISSUER            YES             FOR                  FOR

law on Intermediated securities

PROPOSAL #3.2: Approve the adjustment at the audit            ISSUER            YES             FOR                  FOR

legislation

PROPOSAL #3.3: Approve the foreigner and trustee                ISSUER            YES             FOR                  FOR

restricted, transferability

PROPOSAL #3.4: Approve the adjustment at the purposes        ISSUER            YES             FOR                  FOR

 Article

PROPOSAL #4.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5.1.A: Re-elect Anton Affentranger to the          ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5.1.B: Re-elect Markus Dennler to the Board        ISSUER            YES             FOR                  FOR

 of Directors

PROPOSAL #5.1.C: Re-elect Patrick Huenerwadel to the         ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5.1.D: Re-elect Toni Wicki to the Board of         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #5.1.E: Re-elect Philippe Zoelly to the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5.2: Election of Hans-Beat Guertler to the         ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5.3: Election of PricewaterhouseCoopers AG,        ISSUER            YES             FOR                  FOR

 Zurich as the Auditors

PROPOSAL #6.: Ad-hoc                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IMTECH NV

  TICKER:                  N/A                 CUSIP:   N44457120

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2.a: Receive the report of the Board of              ISSUER             NO              N/A                  N/A

Management and the Supervisory Board for the FY 2009

PROPOSAL #2.b: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #2.c: Declare a dividend over the FY 2009 of        ISSUER            YES             FOR                  FOR

 EUR 0.64 gross per share, which can be taken up at

the choice of the shareholders entirely in cash or in

 new shares of the Company

PROPOSAL #2.d: Grant discharge of the Board Members          ISSUER            YES             FOR                  FOR

for the Management of the Company in 2009

PROPOSAL #2.e: Grant discharge of the Members of the         ISSUER            YES             FOR                  FOR

Supervisory Board for the supervision of the Board of

 Management in 2009 and for the state of affairs in

the Company

PROPOSAL #3.a: Approve to extend until 07 OCT 2011            ISSUER            YES             FOR                  FOR

the authorization of the Board of Management to

decide to issue - by which it is understood the

granting of the right to subscribe for - ordinary

and/or financing preference shares, on the

understanding that this authorization is limited to

10% of the issued capital at the time of the decision

PROPOSAL #3.b: Approve to extend until 07 OCTO 2011          ISSUER            YES             FOR                  FOR

the authorization of the Board of Management to

decide to issue - by which it is understood the

granting of the right to subscribe for - ordinary

and/ or financing preference shares in connection

with or in the case of a merger with, or the

acquisition of, a Company or Business, on the

understanding that this authorization is limited to

10% of the issued capital at the time of the decision

PROPOSAL #3.c: Approve to extend until 07 OCT 2011            ISSUER            YES             FOR                  FOR

the authorization of the Board of Management up to

the amounts referred to above to restrict or exclude

the pre-emptive rights on the issue or granting of

rights to subscribe for ordinary shares, in

accordance with Article 96a, Clause 6, Book 2 of the

PROPOSAL #4: Authorize the Board of Management, for a        ISSUER            YES             FOR                  FOR

 period of 18 months, therefore until 07 OCT 2011, to

 acquire for the Company as many of its own shares as

 is permitted by the law and the Articles of

Association, whether through the stock exchange or by

 other means, for a price that is between an amount

equal to nil and an amount which is not higher than

10% above the opening price quoted on the stock

exchange of Euronext Amsterdam by NYSE Euronext on

the day of acquisition or, should such a quotation

not exist, the last previous quotation on said stock

exchange

PROPOSAL #5.a: Reappoint Mr. E.A.Van Amerongen to the        ISSUER            YES             FOR                  FOR

 Supervisory Board, for a term of four years

PROPOSAL #5.b: Reappoint Mr. Mr. A.Van Tooren to the         ISSUER            YES             FOR                  FOR

Supervisory Board, for a term of four years

PROPOSAL #5.c: Approve to determine the remuneration         ISSUER            YES             FOR                  FOR

as follows (in EUR): Chairman of the Supervisory

Board 52,500 and the Members of the Supervisory Board

 37,500, taking into account that the remuneration of

 the other committees and the contact person for the

Representative Bodies remain unchanged

PROPOSAL #6: Adopt the english language for the                 ISSUER            YES             FOR                  FOR

annual report and annual accounts commencing for all

reports in 2010

PROPOSAL #7: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INCHCAPE PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G47320174

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements of                ISSUER            YES             FOR                  FOR

Company for the FYE 31 DEC 2009 together with the

reports of the Directors and Auditors thereon

PROPOSAL #2: Approve the Board report on remuneration        ISSUER            YES             FOR                  FOR

 set out on Pages 68 to 74 of the Company's annual

report and accounts for the FYE 31 DEC 2009

PROPOSAL #3: Election of Alison Cooper as a Director         ISSUER            YES             FOR                  FOR

of the Company, who has been appointed as a Director

of the Company since the last AGM of the Company

PROPOSAL #4: Election of John McConnell as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who has been appointed as a Director

 of the Company since the last AGM of the Company

PROPOSAL #5: Election of Nigel Northridge as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who has been appointed as a

Director of the Company since the last AGM of the

Company

PROPOSAL #6: Re-appoint PricewaterhouseCoopers LLP,          ISSUER            YES             FOR                  FOR

as the Auditors of the Company to hold office until

the conclusion of the next general meeting at which

accounts are laid before the Company

PROPOSAL #7: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to determine the Auditors' remuneration

PROPOSAL #8: Approve, subject to and conditional upon        ISSUER            YES             FOR                  FOR

 the admission of the New Ordinary Shares (as defined

 below) to the Official List of the United Kingdom

Listing Authority and to trading on the London Stock

Exchange's main market for listed securities becoming

 effective, each of the ordinary shares of one penny

each in the capital of the Company (the Existing

Ordinary Shares) which at 5.00 p.m. on 14 MAY 2010

are shown in the books of the Company to be in issue

or held in treasury shall be consolidated into

ordinary shares of 10 pence each in the capital of

the Company (the New Ordinary Shares) on the basis of

 10 Existing Ordinary Shares being consolidated into

one New Ordinary Share, each New Ordinary Share

having the same rights as the Existing Ordinary

Shares, provided that: (A) where such consolidation

PROPOSAL #CONTD: CONTD results in any member being            ISSUER             NO              N/A                  N/A

entitled to a fraction of a New Ordinary Share, such

fraction shall, so for as possible, be aggregated

with the fractions of a New Ordinary Shares to which

other members of the Company may be entitled; and (b)

 authorize the Directors of the Company to sell (or

appoint any other person to sell to any person), on

behalf of the relevant members, all the New Ordinary

Shares representing such fractions at the best price

reasonably obtainable to any person, and to

distribute the proceeds of sale (net of expenses) in

due proportion among the relevant members entitled

thereto (save that any fraction of a penny which

would otherwise be payable shall be rounded up or

down in accordance with the usual practice of the

registrar of the Company, and save the Company may

PROPOSAL #CONTD: CONTD the net proceeds of sale of            ISSUER             NO              N/A                  N/A

such New Ordinary Shares representing such fractions

where the individual amount of net proceeds to which

any member is entitled is less than GBP 5.00); and

authorize any Director of the Company (or any person

appointed by the Directors of the Company) to execute

 an instrument of transfer in respect of such New

Ordinary Shares on behalf of the relevant members and

 to do all acts and things the Directors consider

necessary or expedient to effect the transfer of such

 shares to, or in accordance with the Directions of,

any buyer of any such shares

PROPOSAL #9: Authorize the Board, generally and                 ISSUER            YES             FOR                  FOR

unconditionally, in substitution for all subsisting

authorities to allot shares in the Company and to

grant rights to subscribe for or to convert any

security into shares in the Company: Up to a nominal

amount of GBP 15,346,731 (such amount to be reduced

by the nominal amount allotted or granted under

paragraph (B) below in excess of such sum); and b)

comprising equity securities (Section 560(1) of the

Companies Act 2006) up to a nominal amount of GBP

30,693,462 (such amount to be reduced by any

allotments or grants made under paragraph (A) above)

in connection with an offer by way of a rights issue;

 i) to ordinary shareholders in proportion (as nearly

 as may be practicable) to their existing holdings;

and ii) to holder of other equity securities as

required by the rights of those securities or as the

Board otherwise consider necessary; CONTD

PROPOSAL #CONTD: CONTD and so that the Board may                ISSUER             NO              N/A                  N/A

impose any limits or restrictions  and make any

arrangements which it considers necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in or under the laws of, any

territory or any other matter;  Authority expires at

the earlier of the next AGM or on 13 AUG 2011 ; and

that the Company may make offers and enter into

agreements which would, or might, require shares to

be allotted or rights to subscribe for or concert

securities into shares to be granted after the

authority ends and the Board may allot shares or

grant rights to subscribe for or  convert securities

into shares, under any such offer or agreement as if

the authority had not ended

PROPOSAL #S.10: Authorize the Board, subject to the          ISSUER            YES             FOR                  FOR

passing of Resolution 9, to allot equity securities

(as defined in the Companies Act 2006) for cash under

 the authority given by that resolution and/or to

sell ordinary shares held by the Company as treasury

shares for cash as if Section 561 of the Companies

Act 2006 did not apply to any such allotment or sale,

 such power to be limited: (A) to the allotment of

equity securities and sale of treasury shares for

cash in connection with an offer of, or invitation to

 apply for, equity securities (but in the case of the

 authority granted under Paragraph (B) of Resolution

9, by way of a rights issue only: (i) to ordinary

shareholders in proportion (as nearly as may be

practicable) to their existing holdings; and (ii) to

holders of other equity securities, as required by

CONTD

PROPOSAL #CONTD: CONTD the rights of those securities        ISSUER             NO              N/A                  N/A

 or, as the Board otherwise considers necessary, and

so that the Board may impose any limits or

restrictions and make any arrangements which it

considers necessary or appropriate to deal with

treasury shares, fractional entitlements, record

dates, legal, regulatory or practical problems in, or

 under the laws of, any territory or any other

matter; and (B) in the case of the authority granted

under Paragraph (A) of Resolution 9 and/or in the

case of any sale of treasury shares for cash, to the

allotment (otherwise than under Paragraph (A) above)

of equity securities or sale of treasury shares up to

 a nominal amount of GBP 2,315,447;  Authority

expires the earlier of the conclusion of the next AGM

 of the Company or 13 AUG 2011 ; and the Directors

PROPOSAL #CONTD: CONTD securities after the expiry of        ISSUER             NO              N/A                  N/A

 this authority in pursuance of such an offer or

agreement made prior to such expiry

PROPOSAL #S.11: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006 to

make one or more market purchases (as defined in

Section 693(4) of the Companies Act 2006) of the

ordinary shares in the Company (Ordinary Shares) such

 power to be limited: (A) to a maximum number of (i)

460,401,932 Ordinary Shares of one penny each; or

(ii) (if Resolution 8 is passed) 46,040,193 Ordinary

Shares of 10 pence each, as applicable; (b) by the

condition that the minimum price which may be paid

for an Ordinary shares is the nominal amount of that

share and the maximum price which may be paid for an

Ordinary Shares is the highest of: (i) an amount

equal to 5% above the average market value of an

Ordinary Shares for the five business days

immediately preceding the day on which that Ordinary

Share is contracted to be CONTD

PROPOSAL #CONTD: CONTD purchased; and (ii) the higher        ISSUER             NO              N/A                  N/A

 of the price of the last independent trade and the

highest current independent bid on the trading venues

 where the purchase is carried out, in each case,

exclusive of expenses;  Authority expires the earlier

 of the conclusion of the next AGM of the Company or

13 AUG 2011 ; the Company, before the expiry, may

make a contract to purchase ordinary shares which

will or may be executed wholly or partly after such

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company, by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 Companies Act 2006, are to be treated

as provisions of the Company's Articles of

Association; and the Articles of Association as

specified be adopted as the Articles of Association

of the Company in substitution for, and to the

exclusion of, the existing Articles of Association

PROPOSAL #S.13: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDUSTRIAL BANK OF KOREA, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3994L108

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 49th income statement,                 ISSUER            YES             FOR                  FOR

balance sheet and the proposed disposition of

retained earning

PROPOSAL #2: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #3: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INFORMA PLC, ST HELIER

  TICKER:                  N/A                 CUSIP:   G4770C106

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Directors accounts for the          ISSUER            YES             FOR                  FOR

YE DEC 2009 and the Auditors

PROPOSAL #2: Re-elect Mr Derek Mapp as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-elect Mr Peter Rigby as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Re-elect of Mr Adam Walker as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect of Dr Pamela Kirby as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect of Mr John Davis as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect of Dr Brendan O'Neill as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Approve the Directors remuneration report      ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #10: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #11: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.12: Approve the disapplication preemption        ISSUER            YES             FOR                  FOR

 rights

PROPOSAL #S.13: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INSPUR INTERNATIONAL LTD

  TICKER:                  N/A                 CUSIP:   G4820C122

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited                          ISSUER            YES             FOR                  FOR

consolidated financial statements and reports of the

Directors of the Company  the Director(s)  and the

Auditors of the Company  the Auditors  for the YE 31

DEC 2009

PROPOSAL #2: Declare a final dividend of HKD 0.01 per        ISSUER            YES             FOR                  FOR

 share for the YE 31 DEC 2009

PROPOSAL #3.a: Re-election of Mr. Sun Pishu as an              ISSUER            YES         AGAINST           AGAINST

Executive Director

PROPOSAL #3.b: Re-election of Mr. Wang Xingshan as an        ISSUER            YES             FOR                  FOR

 Executive Director

PROPOSAL #3.c: Re-election of Mr. Chen Dongfeng as an        ISSUER            YES             FOR                  FOR

 Executive Director

PROPOSAL #3.d: Authorize the Board of Directors  the         ISSUER            YES             FOR                  FOR

Board  to determine the remuneration of the Directors

PROPOSAL #4: Re-appointment of Deloitte Touche                   ISSUER            YES             FOR                  FOR

Tohmatsu as the Auditors and to authorize the Board

to fix their remuneration

PROPOSAL #5: Grant discharge an unconditional general        ISSUER            YES             FOR                  FOR

 mandate to the Directors to allot and issue shares

PROPOSAL #6: Grant discharge an unconditional general        ISSUER            YES             FOR                  FOR

 mandate to the Directors to repurchase shares

PROPOSAL #7: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors to issue shares by the

nominal amount of the shares repurchased

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVESTEC PLC

  TICKER:                  N/A                 CUSIP:   G49188116

  MEETING DATE:      8/13/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Samuel Abrahams as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.: Re-elect Mr. Hugh Herman as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-elect Mr. Ian Kantor as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. Stephen Koseff as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Re-elect Sir David Prosser as Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Peter Thomas as Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Authorize the Board to ratify and                 ISSUER            YES             FOR                  FOR

execute approved resolutions

PROPOSAL #8.: Approve to accept financial statements         ISSUER            YES             FOR                  FOR

and statutory reports

PROPOSAL #9.: Ratify and approve the remuneration              ISSUER            YES             FOR                  FOR

report of the Directors

PROPOSAL #10.: Approve to sanction interim dividend          ISSUER            YES             FOR                  FOR

on the ordinary shares

PROPOSAL #11.: Approve to sanction interim dividend          ISSUER            YES             FOR                  FOR

on the dividend access [South  African Resident]

redeemable  preference share

PROPOSAL #12.: Approve a final dividend on the                   ISSUER            YES             FOR                  FOR

ordinary shares and the dividend access [South

African Resident] redeemable preference share

PROPOSAL #13.: Re-appoint Ernst Young Inc as the                ISSUER            YES             FOR                  FOR

Joint Auditors and authorize the Board to determine

their remuneration

PROPOSAL #14.: Re-appoint KPMG Inc as the Joint                 ISSUER            YES             FOR                  FOR

Auditors and authorize the Board to determine their

remuneration

PROPOSAL #15.: Approve to place 5 % of the unissued          ISSUER            YES             FOR                  FOR

ordinary shares under the control of the Directors

PROPOSAL #16.: Approve to place 5 % of the unissued          ISSUER            YES             FOR                  FOR

class A variable rate compulsorily convertible Non-

Cumulative Preference Shares under the control of the

 Directors

PROPOSAL #17.: Approve to place remaining unissued            ISSUER            YES             FOR                  FOR

Shares, being variable rate cumulative redeemable

preference shares, Non-redeemable, Non- Cumulative,

Non-Participating Preference Shares and the Special

Convertible Redeemable Preference Shares under the

control of Directors

PROPOSAL #18.: Authorize the Directors to allot and          ISSUER            YES             FOR                  FOR

issue ordinary shares for cash, in respect of 5 % of

the unissued ordinary shares

PROPOSAL #19.: Authorize the Directors to allot and          ISSUER            YES             FOR                  FOR

issue class A variable rate compulsorily convertible

Non-Cumulative Preference Shares for cash

PROPOSAL #S.20: Authorize the Directors to acquire            ISSUER            YES             FOR                  FOR

ordinary shares and perpetual preference shares

PROPOSAL #S.21: Approve to increase authorized                   ISSUER            YES             FOR                  FOR

ordinary share capital to 450,000,000

PROPOSAL #S.22: Approve to increase authorized                   ISSUER            YES             FOR                  FOR

Special Convertible Redeemable Preference Share

Capital to 700,000,000

PROPOSAL #S.23: Amend the Memorandum of Association           ISSUER            YES             FOR                  FOR

PROPOSAL #S.24: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

Annual and General Meetings

PROPOSAL #S.25: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

contents of notice of General Meetings

PROPOSAL #S.26: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

votes attaching to shares

PROPOSAL #S.27: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

timing for the deposit of form of proxy

PROPOSAL #S.28: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

rights of proxy

PROPOSAL #29.: Approve to accept financial statements        ISSUER            YES             FOR                  FOR

 and statutory reports

PROPOSAL #30.: Approve the remuneration report                    ISSUER            YES             FOR                  FOR

PROPOSAL #31.: Approve to sanction the interim                   ISSUER            YES             FOR                  FOR

dividend on the ordinary shares

PROPOSAL #32.: Approve the final dividend of 5 Pence         ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #33.: Re-appoint Ernst Young LLP as the                ISSUER            YES             FOR                  FOR

Auditors and authorize the Board to determine their

remuneration

PROPOSAL #34.: Grant authority to issue equity or              ISSUER            YES             FOR                  FOR

equity-linked securities with pre-emptive rights up

to aggregate nominal amount of GBP 915,243

PROPOSAL #s.35: Grant authority to issue equity or            ISSUER            YES             FOR                  FOR

equity-linked securities without pre-emptive rights

up to aggregate nominal amount of GBP 4,469

PROPOSAL #s.36: Authorize 44,694,616 ordinary shares         ISSUER            YES             FOR                  FOR

for market purchase

PROPOSAL #37.: Authorize the Company and its                       ISSUER            YES             FOR                  FOR

subsidiaries to make EU Political Donations to

Political Organizations up to GBP 25,000 and incur EU

 Political Expenditure up to GBP 75,000

PROPOSAL #38.: Approve to increase authorized                     ISSUER            YES             FOR                  FOR

ordinary share capital to 700,000,000

PROPOSAL #39.: Approve to increase authorized special        ISSUER            YES             FOR                  FOR

 converting share capital to 450,000,000

PROPOSAL #s.40: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IPSOS SA, PARIS

  TICKER:                  N/A                 CUSIP:   F5310M109

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company's financial                   ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of income and          ISSUER            YES             FOR                  FOR

distribution of the dividend

PROPOSAL #O.4: Approve the agreements pursuant to              ISSUER            YES         AGAINST           AGAINST

Article L.225-38 of the Commercial Code

PROPOSAL #O.5: Approve to renew Mr. Didier Truchot's         ISSUER            YES             FOR                  FOR

term as a Board member

PROPOSAL #O.6: Approve to renew  Mr. Jean-Marc Lech's        ISSUER            YES         AGAINST           AGAINST

 term as a Board member

PROPOSAL #O.7: Approve to renew Mr. Carlos Harding's         ISSUER            YES         AGAINST           AGAINST

term as a Board member

PROPOSAL #O.8: Approve to renew Mr. Wladimir Mollof's        ISSUER            YES         AGAINST           AGAINST

 term as a Board member

PROPOSAL #O.9: Appointment of Mr. Brian Gosschalk as         ISSUER            YES         AGAINST           AGAINST

a Board member

PROPOSAL #O.10: Approve to renew                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers Audit's term as the permanent

Statutory Auditor

PROPOSAL #O.11: Approve to renew Mr. Etienne Boris            ISSUER            YES             FOR                  FOR

term as a substitute Statutory Auditor

PROPOSAL #O.12: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

purchase or transfer Company's shares

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue Company's shares and securities giving access

to Company's shares with preferential subscription

rights of the shareholders

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

carry out the issuance, by way of public offers, of

Company's shares and securities giving access to

Company's shares with cancellation of preferential

subscription rights of the shareholders

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

carry out the issuance, by way of offers pursuant to

Article L. 411-2 II of the Financial and Monetary

Code, of shares and securities with cancellation of

preferential subscription rights of the shareholders

PROPOSAL #E.16: Authorize the Board of Directors, in         ISSUER            YES         AGAINST           AGAINST

the event of a capital increase with or without

cancellation of preferential subscription rights of

the shareholders, to increase the number of

securities to be issued

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue shares and securities giving access to shares,

in the event of a public exchange offer initiated by

the Company

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares and securities giving access to shares,

for the remuneration of the contributions in kind

granted to the Company and consisting of equity

securities or securities giving access to the capital

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the Company's capital by Incorporation of

reserves, profits or premiums

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue Company's shares whose subscription would be

reserved to the Company Ipsos Partnership Fund

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out capital increases reserved to members of an

 Ipsos Group Saving Plan

PROPOSAL #E.22: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the capital by cancellation of shares

PROPOSAL #E.23: Approve the cancellation of Article 6        ISSUER            YES             FOR                  FOR

 bis of the Statutes

PROPOSAL #E.24: Amend Article 12 of the Statutes                ISSUER            YES             FOR                  FOR

PROPOSAL #E.25: Amend Article 13 of the Statutes                ISSUER            YES             FOR                  FOR

PROPOSAL #E.26: Amend the Articles 16 and 19 of the          ISSUER            YES             FOR                  FOR

Statutes

PROPOSAL #E.27: Amend Article 20 of the Statutes                ISSUER            YES             FOR                  FOR

PROPOSAL #E.28: Powers for the formalities                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAMES HARDIE INDUSTRIES NV

  TICKER:                  N/A                 CUSIP:   N4723D104

  MEETING DATE:      8/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt and receive the Dutch annual                ISSUER             NO              N/A                  N/A

accounts and annual reports of the Company for the YE

 31 MAR 2009 published in the English language

PROPOSAL #2.: Adopt the remuneration report of the            ISSUER             NO              N/A                  N/A

Company for the YE 31 MAR 2009

PROPOSAL #3.a: Re-elect Mr. B. Anderson as a Joint            ISSUER             NO              N/A                  N/A

and Supervisory Board Director, who would otherwise

cease to hold office on 07 FEB 2010

PROPOSAL #3.b: Re-elect Mr. M. Hammes as a Joint and         ISSUER             NO              N/A                  N/A

Supervisory Board Director, who would otherwise cease

 to hold office on 07 FEB 2010

PROPOSAL #3.c: Re-elect Mr. D. McGauchie a Joint and         ISSUER             NO              N/A                  N/A

Supervisory Board Director, who would otherwise cease

 to hold office immediately following this AGM

PROPOSAL #3.d: Re-elect Mr. R van der Meer as a Joint        ISSUER             NO              N/A                  N/A

 and Supervisory Board Director, who would otherwise

cease to hold office on 07 FEB 2010

PROPOSAL #3.e: Re-elect Mr.J. Osborne as a Joint and         ISSUER             NO              N/A                  N/A

Supervisory Board Director, who would other wise

cease to hold office immediately following this AGM

PROPOSAL #4.: Approve, for all purposes for the                 ISSUER             NO              N/A                  N/A

participation in the SBSP by Mr. J. Osborne in

accordance with the terms of the SBSP and on the

basis as specified

PROPOSAL #5.: Approve, for all purposes for the                 ISSUER             NO              N/A                  N/A

continued operation of the James Hardie Industries NV

 Long Term Incentive Plan 2006 [LTIP] [as amended] to

 provide incentives for Managing Board Directors and

employees of the Company in accordance with the terms

 of the LTIP and on the basis as specified

PROPOSAL #6.a: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. L. Gries of up to a Maximum of 736,207

relative TSR RSUs, and his acquisitions of relative

TSR RSUs and shares up to that stated maximum

PROPOSAL #6.b: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Chenu of up to a Maximum of 143,151

relative TSR RSUs, and his acquisitions of relative

TSR RSUs and shares up to that stated maximum

PROPOSAL #6.c: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Cox of up to a Maximum of 204,502 relative

TSR RSUs, and his acquisitions of relative TSR RSUs

and shares up to that stated maximum

PROPOSAL #7.a: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. L. Gries of up to maximum of 827,143 Executive

 Incentive Program RSUs, and his acquisition of

Executive Incentive Program RSUs and shares up to

that stated maximum

PROPOSAL #7.b: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Chenu of up to maximum of 160,833 Executive

 Incentive Program RSUs and his acquisition of

Executive Incentive Program RSUs and shares up to

that stated maximum

PROPOSAL #7.c: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Cox of up to maximum of 229,762 Executive

Incentive Program RSUs, and his acquisition of

Executive Incentive Program RSUs and shares up to

that stated maximum

PROPOSAL #8.a: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. L. Gries up to a maximum of 691,200

performance shares, and his acquisition of

performance shares and shares up to that maximum

PROPOSAL #8.b: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Chenu up to a maximum of 87,849 performance

 shares, and his acquisition of performance shares

and shares up to that maximum

PROPOSAL #8.c: Approve, for all purposes, the award          ISSUER             NO              N/A                  N/A

to Mr. R. Cox up to a maximum of 212,817 performance

shares, and his acquisition of performance shares and

 shares up to that maximum

PROPOSAL #9.: Authorize the Managing Board to cause          ISSUER             NO              N/A                  N/A

the Company to acquire, subject to the Joint or

Supervisory Board [as appropriate], shares in the

Capital of the Company for valuable consideration

with in the price range as specified for an 18-month

period ending on 21 FEB 2011 whether as an on or off

financial market purchase and up to the maximum

number of shares permitted by applicable law

PROPOSAL #10.: Approve to reduce the issued shares            ISSUER             NO              N/A                  N/A

capital of the Company, by canceling all shares

repurchased or to be repurchased by the Company under

 any share repurchase program, the exact number of

which to be determined by the Managing Board up to

maximum of 10% of the issued share capital of the

Company as at 21 AUG 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAMES HARDIE INDUSTRIES NV

  TICKER:                  N/A                 CUSIP:   N4723D104

  MEETING DATE:      8/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the transformation to a Dutch          ISSUER             NO              N/A                  N/A

SE Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAMES HARDIE INDUSTRIES SE, DUBLIN

  TICKER:                  N/A                 CUSIP:   N4723D104

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve in relation to stage 2 of this        ISSUER            YES             FOR                  FOR

 resolution  a  the Company implement stage 2 of this

 resolution described in the Explanatory Memorandum

as a result of which the Company will transfer its

corporate domicile from the Netherlands to Ireland;

b  adopt the Company Memorandum and Articles of

Association of Irish SE referred to in the

Explanatory Memorandum  and included as an exhibit

tot eh registration statements of which the

Explanatory Memorandum forms a part  and which are

tabled at the meeting and initialed by the Chairman

for the purposes of identification subject to the

condition precedent of registration with the

Companies Registration Office in Ireland;  c

authorize the Director of the Company or any partner

of the Company's Dutch legal advisor from time to

PROPOSAL #CONT: CONT to apply for the required                   ISSUER             NO              N/A                  N/A

ministerial declaration of no-objection of the Dutch

Ministry of Justice in connection with the amendments

 made to the Articles of Association as required

under Dutch Law;  d  authorize the Director of the

Company or any partner of the Company's Irish legal

advisor, Arthur Cox, to set off the amount at the

expense of share premium and retained earnings;

ratify and approve the execution of any deed,

  agreement or other document contemplated by stage 2

 of the proposal as        described in the

Explanatory Memorandum or which is necessary or

desirable to give effect to stage 2 of the proposal

on behalf of the Company or any        relevant group

PROPOSAL #CONT: CONT  g  appointment of any Managing         ISSUER             NO              N/A                  N/A

Director in accordance with the Company's Articles of

 Association in all matters concern the Company or

another group Company, and notwithstanding that the

Director may at the same time also be a Director of

any other group Company; and  h  ratify and approve

the actions of one or more Directors relating to

stage 2 proposal up to the date of this meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JD WEATHERSPOON PLC

  TICKER:                  N/A                 CUSIP:   G5085Y147

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual reports            ISSUER            YES             FOR                  FOR

and accounts for the FYE 26 JUL 2009

PROPOSAL #2.: Receive and approve the Directors'                ISSUER            YES             FOR                  FOR

remuneration report for the YE 26 JUL 2009

PROPOSAL #3.: Re-elect John Hutson as a Director                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Re-elect Elizabeth McMeikan as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #5.: Re-elect John Herring as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Elect Sir Richard Beckett as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company and authorize the

Directors to fix their remuneration

PROPOSAL #S.8: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

shares pursuant to Section 551

PROPOSAL #S.9: Adopt the new Articles of Association         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #S.10: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities on a non pre-emptive basis

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares under certain conditions

PROPOSAL #S.12: Authorize the Company to call general        ISSUER            YES             FOR                  FOR

 meetings [other than AGM] on not less than 14 clear

days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JKX OIL & GAS PLC

  TICKER:                  N/A                 CUSIP:   G5140Z105

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts of the Company, the        ISSUER            YES             FOR                  FOR

 Directors' report and the Auditors report thereon

for the YE 31 DEC 2009

PROPOSAL #2: Approve the Directors remuneration                 ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Re-elect Rt. Hon Lord Fraser of                       ISSUER            YES             FOR                  FOR

Carmyllie QC as a Director of the Company, as

PROPOSAL #4: Re-elect Viscount Asquith as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation, as specified

PROPOSAL #5: Re-elect Dr Paul Davies as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who retires by rotation, as specified

PROPOSAL #6: Re-elect Bruce Burrows as a Director of         ISSUER            YES             FOR                  FOR

the Company, who retires by rotation, as specified

PROPOSAL #7: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors of the Company unlit the conclusion of

the next general meeting of the Company at which

accounts of the Company are laid before the Members

and authorize the Directors to determine their

remuneration

PROPOSAL #8: Declare a dividend recommended by the            ISSUER            YES             FOR                  FOR

Directors of the Company

PROPOSAL #9: Authorize Directors, in substitution for        ISSUER            YES             FOR                  FOR

 all existing authorities  but without prejudice to

the exercise of any such authority prior to the date

hereof  and subject to passing resolution ten below:

to allot relevant securities  as specified  up to an

aggregate nominal amount of GBP 5,733,765; provided

that this authority shall expire  unless previously

renewed, varied or revoked by the Company in general

meeting  5 years from the date of this resolution

save that the Company may before such expiry make an

offer or agreement which would or might require

relevant securities in pursuance of such an offer or

agreement as if the authority conferred hereby had

not expired, and further, authorize the Directors

generally and unconditionally to allot equity

securities  Section 560 of the Companies act 2006

the 'Act' ; in connection with a rights issue or

other offering in favor of ordinary shareholders

where the equity securities respectively a

PROPOSAL #CONTD: CONTD. to the interests of all                 ISSUER             NO              N/A                  N/A

ordinary shareholders are proportionate  as nearly as

 may be  to the respective numbers of ordinary shares

 held by them up to an aggregate nominal amount of

GBP 5,733,765 provided that this authority shall

expire  unless previously renewed, varied or revoked

by the Company in general meeting  5 years from the

date of this resolution save that the Company may

before such expiry make an offer or agreement which

would or might require relevant securities to be

allotted after such expiry and the Directors may

allot relevant securities in pursuance of such an

offer or agreement as if the authority conferred

hereby had not expired for the purposes of this

resolution, relevant Securities means: (a) shares in

the Company other than shares allotted pursuant to:

an employee share scheme Section 1166 of the 2006 Act

 : (ii) a right to subscribe for shares in the

Company where the grant of the right itself CONTD.

PROPOSAL #CONTD: CONTD. constituted a relevant                   ISSUER             NO              N/A                  N/A

security; or  iii) a right to convert securities into

 shares in the Company where the grant of the right

itself constituted a relevant security; and than

rights to subscribe for or convert any security into

shares allotted pursuant to an employee share scheme

Section 1166 of the 2006 Act  references to the

allotment of relevant securities in the resolution

include the grant of such rights

PROPOSAL #10: Approve, (a) the rules of the JKX Oil &        ISSUER            YES             FOR                  FOR

 Gas plc 2010 Performance Share Plan in the form

produced at this AGM and as specified (b) authorize

the Directors of the Company to do all acts and

things which they may consider necessary or expedient

 for the purposes of implementing and giving effect

to the PSP; to add such number of appendices to the

PSP for the benefit of employees of the Company and

or its subsidies who are located outside the United

Kingdom with such modifications as may be necessary

or desirable in order to take account of local tax,

exchange control or securities laws as they consider

appropriate subject, to the conditions that; any

ordinary shares made available under such other

scheme shall be treated as counting against any

individual or overall limits contained in the PSP;

PROPOSAL #CONTD: CONTD. and the benefits conferred by        ISSUER             NO              N/A                  N/A

 and limitations contained in such other schemes

shall ensure so for as the Directors consider

practicable that the participants obtains

substantially no greater benefit  before tax  than

employees may obtain form participating in the PSP

PROPOSAL #11: Approve, the rules of the JKX Oil & Gas        ISSUER            YES             FOR                  FOR

 plc 2010 Discretionary Share Option Scheme (DSOS),

in the form produced at the AGM and as specified; (b)

 authorize the Directors of the Company to do all

acts and things which they may consider necessary or

expedient for the purposes of implementing and giving

 effect to the DSOS, including making any changes to

the rules of the DSOS necessary or desirable in order

 to obtain or maintain approval by HM Revenue and

Customs (' HMRC) of Part A of the DSOS; and to add

such number of appendices to the DSOS for the benefit

 of employees of the Company and/or its ordinary

shares under this authority which will or may be

completed or executed wholly or-partly after the

expiration of such authority and may make a purchase

of ordinary shares in pursuance of such contract

PROPOSAL #S.12: Authorize the Company, in                            ISSUER            YES             FOR                  FOR

substitution for any existing authority pursuant to

Section 701 of the Act, to make purchases  Section

693 of the Act  pursuant to and in accordance with

Section 701 of the Act of fully paid ordinary shares

in the capital of the Company upon and subject to the

 following conditions but otherwise unconditionally:

the maximum number of ordinary shares hereby

authorized to be purchased is 17,201,315; the maximum

 price which may be paid for each such ordinary share

 shall be an amount equal to 105% above the average

of the middle market quotations for an ordinary share

 as derived from the London Stock Exchange Daily

Official List for the 5 business days immediately

preceding the day on which such ordinary share is

contracted to be purchased  exclusive of expenses

and the minimum price which may be paid for such

ordinary share shall be the nominal value of such

ordinary share at the time of such purchase

PROPOSAL #CONTD: CONTD. and  Authority expires at the        ISSUER             NO              N/A                  N/A

 earlier of the date 15 months after the passing of

this resolution and at the conclusion of the next AGM

 of the Company  after the date on which this

resolution is passed, provided that the Company may

before such expiry date enter into a contract to

purchase

PROPOSAL #S.13: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of resolution nine above and in

substitution for any existing power under Section 570

 of the Act (but without prejudice to the exercise of

 any such authority prior to the date hereof),

pursuant to Section 570 of the Act to allot equity

securities Section 560 of the Act  for cash pursuant

to the authority conferred by Resolution 9 above as

if Section 561(1) of the Act did not apply to any

such allotment provided that this power shall be

limited to the allotment of equity securities: (i) in

 connection with a rights issue or other offering in

favour of ordinary shareholders where the equity

securities respectively attributable to the interests

 of all ordinary shareholders are proportionate as

nearly as may be  to the respective numbers of

ordinary shares held by them, subject to such

PROPOSAL #CONTD: CONTD. other arrangements as the              ISSUER             NO              N/A                  N/A

directors may consider necessary or expedient to deal

 with fractional entitlements, statutory restrictions

 or legal or practical problems under or resulting

from the application of the laws of any territory or

the requirements of any recognized regulatory body or

 stock exchange in any territory; and up to an

aggregate nominal value of GBP 860,065; and

Authority shall expires at the 15 months from the

date of this resolution save that the Company  may

before such expiry make an offer or agreement which

would or might require equity securities to be

allotted after such expiry and the directors may

allot equity securities in pursuance of such an offer

 or agreement as if the power CONTD.

PROPOSAL #CONTD: CONTD. conferred hereby had not                ISSUER             NO              N/A                  N/A

expired this power applies in relation to a sale of

shares which is an allotment of equity securities by

virtue of Section 560 (2) of the Act as if in the 1st

 Paragraph of this resolution the words pursuant to

the authority conferred by resolution nine above were

 omitted

PROPOSAL #S.14: Approve the general meeting other              ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JSP CORPORATION

  TICKER:                  N/A                 CUSIP:   J28562106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JUMBO SA

  TICKER:                  N/A                 CUSIP:   X4114P111

  MEETING DATE:      12/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual consolidated and              ISSUER             NO              N/A                  N/A

Company financial statements of the fiscal period

from 01 JUL 2008 to 30 JUN 09 established in

compliance with the international accounting

standards submission for approval of the consolidated

 Board of Director's Management report, the

explanatory report of the Board of Directors

according to the Articles 11a of Law 3371/2005 and

the Article 4 of Law 3556/2007, the notes on the

financial statements and the relevant audit report of

PROPOSAL #2.: Approve the profits distribution of the        ISSUER             NO              N/A                  N/A

 closing fiscal period from 01 JUL 2008 to 30 JUN

2009 and decision on the way and time of their

PROPOSAL #3.: Grant discharge to the Members of the          ISSUER             NO              N/A                  N/A

Board of Directors and the Auditors of the Company of

 any liability for the compensation for their

activity during the FY from 01 JUL 2009 to 30 JUN 2009

PROPOSAL #4.: Elect a regular and a Substitute                   ISSUER             NO              N/A                  N/A

Auditors for the FY from 01 JUL 2009 to 30 JUN 2010

and approve to determine their fees

PROPOSAL #5.: Approve the Board of Directors salaries        ISSUER             NO              N/A                  N/A

 for the fiscal period from 01 JUL 2008 to 30 JUN 2009

PROPOSAL #6.: Elect a new Board of Directors Members         ISSUER             NO              N/A                  N/A

PROPOSAL #7.: Approve the constitution of Audit                 ISSUER             NO              N/A                  N/A

Committee according to Article 37 of Law 3693/2008

PROPOSAL #8.: Approve the Board of Directors Members         ISSUER             NO              N/A                  N/A

fees for the period 01 JUL 2009 to 30 JUN 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOITO MANUFACTURING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J34899104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Payment of Bonuses to Directors         ISSUER            YES         AGAINST           AGAINST

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE TEN CATE NV

  TICKER:                  N/A                 CUSIP:   N5066Q164

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Announcements                                                       ISSUER             NO              N/A                  N/A

PROPOSAL #3: Discussion of the 2009 annual report               ISSUER             NO              N/A                  N/A

PROPOSAL #4.A: Adopt the 2009 financial statements             ISSUER             NO              N/A                  N/A

PROPOSAL #4.B: Adopt the appropriation of profit                ISSUER             NO              N/A                  N/A

PROPOSAL #5.A: Grant discharge to the Members of the         ISSUER             NO              N/A                  N/A

Executive Board

PROPOSAL #5.B: Grant discharge to the Members of the         ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #6: Corporate Governance Code                                  ISSUER             NO              N/A                  N/A

PROPOSAL #7.A: Notification on the Supervisory Board         ISSUER             NO              N/A                  N/A

PROPOSAL #7.B: Approve to opportunity for the general        ISSUER             NO              N/A                  N/A

 meeting to make recommendations

PROPOSAL #7.C: Notification by the Supervisory Board         ISSUER             NO              N/A                  N/A

of the persons nominated for (re)appointment

PROPOSAL #7.D: Appoint the persons nominated by the          ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #8: Approve the composition of the Executive        ISSUER             NO              N/A                  N/A

 Board

PROPOSAL #9: Authorize to repurchase own shares                  ISSUER             NO              N/A                  N/A

PROPOSAL #10.A: Approve to delegation of authority to        ISSUER             NO              N/A                  N/A

 issue shares

PROPOSAL #10.B: Approve to delegation of authority to        ISSUER             NO              N/A                  N/A

 limit the pre-emptive right

PROPOSAL #11: Appointment of the Auditor                              ISSUER             NO              N/A                  N/A

PROPOSAL #12: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #13: Close of the meeting                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KUKA AKTIENGESELLSCHAFT, AUGSBURG

  TICKER:                  N/A                 CUSIP:   D3862Y102

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) of the German

 Commercial Code

PROPOSAL #2.: Ratification of the Acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors: a) Till Reuter b) Stephan

Schul Ak c) Walter Bickel d) Horst J. Kayser e)

PROPOSAL #3.: Ratification of the Acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board a) Rolf Bartke b) Till Reuter c)

Bernd Minning d) Juergen Kerner e) Dirk Abel f) Uwe

Ganzer g) Walter Prues h) Reiner Beutel i) Uwe Loos

j) Herbert Meyer k) Pepyn Rene Dinandt l) Carola

Leitmeir m) Helmut Leube n) Fritz Seifert o) Helmut

Gierse p) Wilfried Eberhardt q) Siegfried Greulich r)

 Thomas Knabel s) Guy Wyser Pratte

PROPOSAL #4.: Elections to the Supervisory Board: a)         ISSUER            YES             FOR                  FOR

Dirk Abel b) Uwe Ganzer c) Uwe Loos d) Guy Wyser-

PROPOSAL #5.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its capital, at prices not deviating

 more than 10% from the market price of the shares,

on or before 28 APR 2015, the Board of Managing

Directors shall be authorized to use the shares for

mergers and acquisitions, to dispose of the shares in

 a manner other than the stock exchange or a rights

offering if they are sold at a price not materially

below their market price, to float the shares on

foreign markets, to use the shares for remuneration

purposes, and to retire the shares

PROPOSAL #6.: Resolution on the adjustment of the              ISSUER            YES             FOR                  FOR

existing authorized capital II, the creation of new

authorized capital, and the corresponding amendments

to the Articles of association, the authorized

capital II shall be adjusted in respect of the

provision authorizing the Board of Managing Directors

 to exclude shareholders, subscription rights for a

capital increase of up to 10% of the share capital

against contributions in cash being deleted, the

Board of Managing Directors shall be authorized, with

 the consent of the Supervisory Board, to increase

the share capital by up to EUR 7,607,587 through the

issue of new shares against contributions in cash

and/or kind, on or before 28 APR 2015, the authorized

 capital III, shareholders shall be granted

subscription rights except for residual amounts, for

the issue of shares against contributions in kind,

and for a capital increase of up to 10% of t he share

 capital against contributions in cash if the shares

are issued at a price not materially below their

PROPOSAL #7.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

issue convertible bonds, warrant bonds, profit-

sharing rights and/or participating bonds, the

creation of contingent capital, and the corresponding

 amendment to the Articles of Association, the Board

of Managing Directors shall be authorized, with the

consent of the Supervisory Board, to issue bearer or

registered bonds of up to EUR 100,000,00 0 conferring

 conversion and/or option rights for shares of the

Company, on or before 28 APR 2015, share holders

shall be granted subscription rights except for

residual amounts, for the granting of such rights to

other bondholders, and for the issue of bonds

conferring conversion and/or option rights for shares

 o f the Company of up to 10% of the share capital if

 such bonds are issued at a price not materially be

low their theoretical market value, shareholders

subscription rights shall also be excluded for the

issue of profit-sharing rights and/or participating

bonds with debenture like features, the Company's

share capital shall be increased accordingly by up to

 EUR 18,200,000 through the issue up to 7,000,000 new

 bearer no par shares, insofar as conversion and/or

option rights are exercised [contingent capital]

PROPOSAL #8.: Approval of the amendments to the                 ISSUER            YES             FOR                  FOR

control and profit transfer agreements with the

following of the Company's wholly owned subsidiaries

: a) KUKA Systems GmbH b) KUKA Roboter GmbH c) KUKA

Dienstleistungs GmbH d) IWKA PACKAGING GmbH

PROPOSAL #9.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association a) Section 2 shall be amended in respect

of the object of the Company being adjusted to

document the Company's function as a holding Company,

 b) Section 18(4) shall be amended in respect of the

shareholders, meeting being convened within the

statutory period, c) Section 19 shall be amended in

respect of shareholders being entitled to participate

 in and vote at the shareholders, meeting if they

register with the company by the sixth day prior to

the meeting and provide evidence of their

shareholding as per the statutory record date

PROPOSAL #10.: Appointment of the Auditors for the            ISSUER            YES             FOR                  FOR

2010 FY: PricewaterhouseCoopers AG, Frankfurt

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KUONI REISEN HLDG AG

  TICKER:                  N/A                 CUSIP:   H47075108

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 annual report                        ISSUER            YES             FOR                  FOR

(consisting of the 2009 business review, the 2009

financial statements and the 2009 consolidated

financial statements)

PROPOSAL #2: Receive the reports of the Auditors                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the resolution in respect of the        ISSUER            YES             FOR                  FOR

 2009 annual report (consisting of the 2009 business

review, the 2009 financial statements and the 2009

consolidated financial statements)

PROPOSAL #4: Approve the retained earnings of CHF              ISSUER            YES             FOR                  FOR

29,931,137 as at 31 DEC 2009, which are at the

disposal of the AGM of shareholders, be appropriated

as follows: the distribution of a dividend of CHF

1.60 gross per registered share A and CHF 8.00 gross

per registered share B h the allocation of CHF

5,000,000 to other reserves the carrying forward of

CHF 559,937 (i.e. retained earnings less the dividend

 payment and the allocation to other reserves) to the

 new account; the Company waives the distribution of

a dividend on all treasury shares held at the time of

 the dividend distribution

PROPOSAL #5.1: Approve to modify the Article 4 of the        ISSUER            YES             FOR                  FOR

 Articles of Incorporation in the light of the new

Swiss Intermediary-Held Securities Act

(Bucheffektengesetz), and that in this context the

concept of deferred share printing be abandoned in

favor of the concept whereby the printing of share

certificates is abolished and that Article 4 be

amended as specified

PROPOSAL #5.2: Approve the Explanations                                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors and those of the Group Executive

Board for the 2009 FY

PROPOSAL #7.1.1: Re-elect Mr. Wolfgang Beeser as a            ISSUER            YES             FOR                  FOR

Director, for a term of 3 years

PROPOSAL #7.1.2: Re-elect Mrs Annette Schoemmel as a         ISSUER            YES             FOR                  FOR

Director, for a term of 3 years

PROPOSAL #7.1.3: Re-elect Mr. Raymond D. Webster as a        ISSUER            YES             FOR                  FOR

 Director, for a term of 3 years

PROPOSAL #7.2: Re-elect KPMG Ltd., Zurich as the                ISSUER            YES             FOR                  FOR

Auditors for a further 1 year term

PROPOSAL #8: Miscellaneous                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KURODA ELECTRIC CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J37254109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAMPRELL PLC, ISLE OF MAN

  TICKER:                  N/A                 CUSIP:   G5363H105

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts of the Company for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009 and the report of the Directors

and the Auditors thereon

PROPOSAL #2: Approve the Directors remuneration                 ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009 included in the annual

report and accounts for 2009

PROPOSAL #3: Declare a final dividend of USD 0.038            ISSUER            YES             FOR                  FOR

per ordinary share as recommended by the Directors

PROPOSAL #4: Re-appoint Richard Raynaut as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #5: Re-appoint PricewaterhouseCoopers, Isle         ISSUER            YES             FOR                  FOR

of Man as the Company's Auditors until the conclusion

 of the next general meeting of the Company at which

accounts are laid

PROPOSAL #6: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #7: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Article 5.1 of the Company's Articles of Association,

 and in substitution for any existing power to allot

equity securities up to an aggregate nominal amount

of GBP 3,000,000;  Authority expires the earlier the

conclusion of the next AGM of the Company or 15

months ; the Company may, at any time prior to the

expiry of such authority, make an offer or agreement

which would or might require equity securities to be

allotted after the expiry of such authority, make an

offer or agreement which or might require equity

securities to be allotted after the expiry of such

authority and the Directors may allot equity

securities in pursuance of such an offer or agreement

 as if such authority had not expired

PROPOSAL #S.8: Authorize the Directors, conditional          ISSUER            YES             FOR                  FOR

upon the passing of Resolution 7, pursuant to

Company's Articles of Association, and in

substitution for any existing authority to allot

equity securities of the Company, for cash pursuant

to the authority sought pursuant to Resolution 7,

disapplying the statutory pre-emption rights Article

5.2 of the Company's Articles of Association provided

 that this power is limited to the allotment of

equity securities: i) on the basis permitted under

Article 5.3 of the Company's Articles of Association;

 ii) the allotment of equity securities in connection

 with a rights issues; and iii) up to an aggregate

nominal amount CONTD.

PROPOSAL #CONT: CONTD. GBP 500,000;  Authority                   ISSUER             NO              N/A                  N/A

expires the earlier of the conclusion of the next AGM

 of the Company or 15 months ; the Company may, at

any time prior to the expiry of such authority, make

an offer or agreement which would or might require

equity securities to be allotted after the expiry of

such authority and the Directors may allot equity

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

 such expiry

PROPOSAL #S.9: Authorize the Company, to make market         ISSUER            YES             FOR                  FOR

purchases of its ordinary shares of up to 20,00,000;

and the minimum price  exclusive of expenses  which

may be paid for an ordinary share is GBP 0.05 and up

to 105% of the average middle market quotations for

such shares derived from the London Stock Exchange

Daily Official List, over the previous 5 business

days and an amount equal to the higher of the price

of the last independent trade of an ordinary share

and the highest current independent bid for an

ordinary share as derived from the London Stock

Exchange Daily official List;  Authority expires the

earlier of the conclusion of the next AGM of the

Company or 15 months ; a contract to purchase

ordinary shares which will or may be executed wholly

PROPOSAL #S.10: Adopt the Articles of Association as         ISSUER            YES             FOR                  FOR

specified, as the new Articles of Association of the

Company in substitution for, and to the exclusion of

the, existing Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEE & MAN PAPER MANUFACTURING LTD, GEORGE TOWN

  TICKER:                  N/A                 CUSIP:   G5427W122

  MEETING DATE:      9/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited                        ISSUER            YES             FOR                  FOR

consolidated financial statements and the reports of

the Directors and the Auditors of the Company for the

 YE 31 MAR 2009

PROPOSAL #2.i: Re-elect Mr. Lee Man Chun Raymond as          ISSUER            YES             FOR                  FOR

an Executive Director of the Company

PROPOSAL #2.ii: Re-elect Mr. Lee Man Bun as an                   ISSUER            YES         AGAINST           AGAINST

Executive Director of the Company

PROPOSAL #2.iii: Re-elect Mr. Li King Wai Ross as an         ISSUER            YES         AGAINST           AGAINST

Executive Director of the Company

PROPOSAL #2.iv: Re-elect Mr. Chau Shing Yim David as         ISSUER            YES             FOR                  FOR

an Independent Non-Executive Director of the Company

PROPOSAL #2.v: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the remuneration of the Directors

of the Company and approve and ratify the terms of

appointment of each of Professor Poon Chung Kwong,

Messrs. Wong Kai Tung Tony, Peter A Davies and Chau

Shing Yim, David

PROPOSAL #2.vi: Re-appoint Messrs. Deloitte Touche            ISSUER            YES             FOR                  FOR

Tohmatsu as the Auditors for the ensuing year and

authorize the Board of Directors to fix their

remuneration

PROPOSAL #3.i: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company to allot, issue and deal with additional

shares in the capital of the Company and to make or

grant offers, agreements and options which would or

might require the exercise of such power, during and

after the relevant period, shall not exceed 20% of

the aggregate nominal amount of the share capital of

the Company in issue as at the date of this

resolution, otherwise than pursuant to a Rights

Issue; or the exercise of subscription rights under

the share option scheme of the Company adopted on 11

SEP 2003; and [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by the Articles of

Association of the Company or any applicable law to

PROPOSAL #3.ii: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company to purchase its own shares during the

relevant period, subject to and in accordance with

all applicable laws and the requirements of the Rules

 Governing the Listing of Securities on The Stock

Exchange of Hong Kong Limited, not exceeding 10% of

the aggregate nominal amount of the share capital of

the Company in issue as at the date of the passing of

 this resolution; and [Authority expires the earlier

of the conclusion of the next AGM of the Company or

the expiration of the period within which the next

AGM of the Company is required to be held by any

other applicable law of the Cayman Islands or the

Articles of Association of the Company]

PROPOSAL #3.iii: Approve, conditional upon the                   ISSUER            YES         AGAINST           AGAINST

passing of Resolutions 3[i] and 3[ii] as specified in

 the notice convening the AGM being passed, the

aggregate nominal amount of the shares in the capital

 of the Company which are purchased or otherwise

acquired by the Company under the authority granted

to the Board of Directors of the Company as mentioned

 in Resolution 3[ii] above shall be added to the

aggregate nominal amount of share capital that may be

 allotted or agreed conditionally or unconditionally

to be allotted by the Board of Directors of the

Company pursuant to Resolution 3[i] above

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEE & MAN PAPER MANUFACTURING LTD, GEORGE TOWN

  TICKER:                  N/A                 CUSIP:   G5427W122

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to and conditional              ISSUER            YES             FOR                  FOR

upon The Stock Exchange of Hong Kong Limited granting

 the listing of, and permission to deal in, the

Subdivided Shares [as specified], each of the issued

and unissued shares of HKD 0.10 in the share capital

of the Company, to subdivide into 4 shares of HKD

0.025 each [the Subdivided Shares] with effect from

the business day immediately following the day on

which this resolution is passed [the Share

Subdivision] and authorize the Directors of the

Company to issue new share certificates in respect of

 the Subdivided Shares to holders of existing shares

of the Company pursuant to the Share Subdivision and

to do all things and execute all documents in

connection with or incidental to the Share

Subdivision as the Directors think fit or desirable

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEE & MAN PAPER MANUFACTURING LTD, GEORGE TOWN

  TICKER:                  N/A                 CUSIP:   G5427W130

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the New Electricity Services              ISSUER            YES             FOR                  FOR

Agreement and the annual caps and the transactions

contemplated thereunder for providing services to

generate electricity, as specified

PROPOSAL #2: Approve the New Steam Services Agreement        ISSUER            YES             FOR                  FOR

 and the annual caps and the transactions

contemplated thereunder for providing services to

generate steam, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LENOVO GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y5257Y107

  MEETING DATE:      1/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the sale and                     ISSUER            YES             FOR                  FOR

purchase agreement dated 27 NOV 2009 [the Sale and

Purchase Agreement] in respect of the acquisition of

100% interest in the registered capital of Lenovo

Mobile Communication Technology Ltd. entered into

between, Lenovo Manufacturing Limited, Lenovo

[Beijing] Limited, Jade Ahead Limited [Jade Ahead],

Gainnew Limited [Gainnew], Shenzhen AoYinShi

Investment LP, Super Pioneer International Limited

and the Company [details have been defined in the

circular of the Company dated 18 DEC 2009], as

specified, and the transactions contemplated

thereunder; authorize any 1 Director or any 2

Directors [if affixation of the common seal is

necessary] or any delegate(s) authorized by such

Director(s) to sign and/or execute all such other

documents, instruments or agreements and to do or

take all such actions or things as such Director(s)

consider(s) necessary or desirable to implement

and/or give effect to the terms of the Sale and

Purchase Agreement and the transactions contemplated

thereunder; the issue and allotment of 28,137,055

ordinary shares of the Company of par value HKD 0.025

 each [Shares] and 52,756,978 Shares as consideration

 shares to each of Gainnew and Jade Ahead

respectively; and the issue and allotment of a

maximum 21,102,791 Shares and 15,827,093 Shares as

adjustments with reference to the Net Cash Balance

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LINTEC CORPORATION

  TICKER:                  N/A                 CUSIP:   J13776109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Renewal and Extension of Anti-           ISSUER            YES         AGAINST           AGAINST

Takeover Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LMS CAPITAL PLC

  TICKER:                  N/A                 CUSIP:   G5549E109

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's financial                       ISSUER            YES             FOR                  FOR

statements and the report of the Directors and the

Auditors for the YE 31 DEC 2009

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #3: Re-appoint Bernard Duroc-Danner as a              ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation in accordance with

the Company's Articles of Association

PROPOSAL #4: Re-appoint Robert Rayne as a Director,          ISSUER            YES         AGAINST           AGAINST

who retires by rotation in accordance with the

Company's Articles of Association

PROPOSAL #5: Re-appoint Antony Sweet as a Director,          ISSUER            YES         AGAINST           AGAINST

who retires by rotation in accordance with the

Company's Articles of Association

PROPOSAL #6: Appointment of Glenn Payne as a                       ISSUER            YES         AGAINST           AGAINST

Director, who has been appointed as a Director since

the last AGM of the Company, who retires in

accordance with the Company's Articles of Association

PROPOSAL #7: Appointment of David Verey as a                       ISSUER            YES         AGAINST           AGAINST

Director, who has been appointed as a Director since

the last AGM of the Company, who retires in

accordance with the Company's Articles of Association

PROPOSAL #8: Re-appoint KPMG Audit Plc as the                     ISSUER            YES             FOR                  FOR

Auditors of the Company to hold office from the

conclusion of the meeting until the conclusion of the

 next general meeting at which accounts are laid

PROPOSAL #9: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors' remuneration

PROPOSAL #10: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of Section 551 of the Companies Act

 2006 (the Act), to allot shares and grant rights to

subscribe for, or convert any security into shares:

(a) up to a maximum nominal amount (within the

meaning of Section 551(3) and (6) of the Act) of GBP

9,087,122 (such amount to be reduced by the nominal

amount allotted or granted under this resolution  in

excess of such sum); and (b) comprising equity

securities (as defined in Section 560 of the Act) up

to an aggregate nominal amount (within the meaning of

 Section 551(3) and (6) of the Act) of GBP 18,174,245

 (such amount to be reduced by any allotments or

grants made under this resolution above) in

connection with or pursuant to an offer by way of a

rights issue in favor of (i) holders of ordinary

PROPOSAL #CONT: CONTD (as nearly as practicable) to          ISSUER             NO              N/A                  N/A

the respective number of ordinary shares held by them

 on the record date for such allotment and (ii)

holders of any other class of equity securities

entitled to participate therein or if the Directors

consider it necessary, as permitted by the rights of

those securities, but subject to such exclusions or

other arrangements as the Directors may consider

necessary or appropriate to deal with fractional

entitlements, treasury shares, record dates or legal,

 regulatory or practical difficulties which may arise

 under the laws of, or the requirements of any

regulatory body or Stock Exchange in any territory or

 any other matter whatsoever;  Authority expires the

earlier of the conclusion of the next AGM of the

Company or on 30 JUN 2011 ; and the Directors may

PROPOSAL #CONT: CONTD securities after the expiry of         ISSUER             NO              N/A                  N/A

this authority in pursuance of such an offer or

agreement made prior to such expiry

PROPOSAL #S.11: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 10 above, subject to

Sections 570(1) and 573 of the Companies Act 2006

(the Act) to: (a) allot equity securities (as defined

 in Section 560 of the Act) of the Company wholly for

 cash pursuant to the authority conferred by

Resolution 10 above; and (b) sell relevant securities

 (as defined in Section 560(1) of the Act) held by

the Company as treasury shares for cash, as if

Section 561 of the Act did not apply to any such

allotment or sale, provided that this power shall be

limited to the allotment of equity securities for

cash and the sale of treasury shares; (i) in

connection with or pursuant to an offer or invitation

 (but in the case of the authority granted under

Resolution 10, by way of a rights issue only) in

PROPOSAL #CONT: CONTD ordinary shares in proportion          ISSUER             NO              N/A                  N/A

(as nearly practicable) to the respective number of

ordinary shares held by them on the record date for

such allotment of sale and (ii) holders of any other

class of equity securities entitled to participate

therein or if the Directors consider it necessary, as

 permitted by the right of those securities, but

subject to such exclusions or other arrangements as

the Directors may consider necessary or appropriate

to deal with fractional entitlements, treasury

shares, record dates or legal, regulatory or

practical difficulties which may arise under the laws

 of or the requirements of any regulatory body or

Stock Exchange in any territory or any other matter

whosoever; and (ii) in the case of the authorization

granted under the Resolution 10 above (or in the case

PROPOSAL #CONT: CONTD of any sale of treasury                     ISSUER             NO              N/A                  N/A

shares), and otherwise than pursuant to this

resolution up to an aggregate nominal amount of GBP

1,363,204;  Authority expires the earlier of the

conclusion of the next AGM of the Company or on 30

JUN 2011 ; and the Directors may allot equity

securities, or treasury shares to be sold, after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.12: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 701 of the Companies Act 2006 (the

 Act) to make market purchases (within the meaning of

 Section 693(4) of the Act) of ordinary shares of 10p

 (ordinary shares) each in its capital provided that:

 (a) the maximum aggregate number of ordinary shares

which may be so purchased is 40,868,878; (b) the

maximum price at which an ordinary share may be so

purchased is an amount equal to 105% of the average

of the middle market quotations for an ordinary share

 taken from the London Stock Exchange for the five

business days immediately preceding the day of

purchase and the minimum price is 10p per ordinary

PROPOSAL #CONT: CONTD  Authority expires the earlier         ISSUER             NO              N/A                  N/A

of the conclusion of the next AGM of the Company to

be held in 2011 or on 30 JUN 2011 ; the Company,

before the expiry, may make a contract to purchase

ordinary shares which will or may be executed wholly

or partly after such expiry

PROPOSAL #S.13: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company, with effect from conclusion of the AGM

by deleting all the provisions of the Company's Act

2006, are to be treated as provisions of the

Company's Articles of Association; and making the

proposed alteration market on the print of the

Articles of Association as specified

PROPOSAL #S.14: Grant authority for the calling of            ISSUER            YES             FOR                  FOR

general meetings of the Company (not being an AGM) by

 notice of at least 14 clear days

PROPOSAL #15: Approve the waiver by the Panel on                ISSUER            YES             FOR                  FOR

Takeovers and Mergers (the terms of which are

referred to in Paragraph 3.10 of Part 1 of the

Circular to shareholders of the Company dated 15 APR

2010 (the Circular)) of any requirement under Rule 9

of the City Code on Takeovers and Mergers for the

Concert Party (as specified) (or any of them) to make

 a general offer to the shareholders of the Company,

as a result of any market purchases by the Company of

 shares pursuant to the exercise by the company of

the authority granted to the Company pursuant to

Resolution 12 above, which could have the effect of

increasing the Concert Party's interest up to a

maximum aggregate interest of 46.82% of the issued

voting share capital of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOCALIZA RENT A CAR SA

  TICKER:                  N/A                 CUSIP:   P6330Z111

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Approve the proposal from the                       ISSUER            YES             FOR                  FOR

management for the following amendments in the

Corporate bylaws of the Company and their

consolidation, to amend the order of Chapter IV to

VI, with Chapter VI, general meeting, becoming

Chapter IV, and the consequent renumbering of

PROPOSAL #1.2: Approve the proposal from the                       ISSUER            YES             FOR                  FOR

management for the following amendment in the

Corporate bylaws of the Company and their

consolidation, to amend the wording of line R of

Article 10 to give the Board of Directors the

authority to  determine the vote of the Company or

give voting instruction in all the  Shareholders

meetings of its subsidiaries

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOCALIZA RENT A CAR SA

  TICKER:                  N/A                 CUSIP:   P6330Z111

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the administrators accounts, to         ISSUER            YES             FOR                  FOR

examine, discuss and vote on the administrations

report, the financial statements and the accounting

statements accompanied by the Independent Auditors

report regarding the FYE on 31 DEC 2009

PROPOSAL #2: Approve to decide regarding the                       ISSUER            YES             FOR                  FOR

allocation of the net profit from the FYE on 31 DEC

2009, the distribution of dividends to the

shareholders, the interest on shareholder equity and

the Bylaws reserve

PROPOSAL #3: Ratify the decision of the Board of                ISSUER            YES             FOR                  FOR

Directors in a meeting on 06 OCT 2009, approving the

appointment of the member of the Board of Directors

Maria Leticia De Freitas Costa, to replace Paulo

Roberto Nunes Guedes, who resigned on 30 SEP 2009,

from his position as a member of the Board of

Directors, in accordance with the terms of Article 9,

 paragraph 3, of the corporate Bylaws of the Company

and Article 150 of law 6404 76

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOCALIZA RENT A CAR SA, BELO HORIZONTE

  TICKER:                  N/A                 CUSIP:   P6330Z111

  MEETING DATE:      12/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Approve the merger of its wholly-owned         ISSUER            YES             FOR                  FOR

subsidiary Localiza Franchising Internacional S.A

PROPOSAL #B.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

for the merger of its wholly-owned subsidiary

Localiza Franchising Internacional S.A

PROPOSAL #C.: Ratify the choice made by the                        ISSUER            YES             FOR                  FOR

Management of the Company of the Specialized Company

for the preparation of the book valuation report of

the net worth of its wholly-owned subsidiary Localiza

 Franchising Internacional S.A necessary for the

merger intended by the parent Company Localiza Rent A

PROPOSAL #D.: Approve the valuation report for its            ISSUER            YES             FOR                  FOR

wholly-owned subsidiary Localiza Franchising

Internacional S.A, presented by the specialized

Company to the Management of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAYR-MELNHOF KARTON AG, WIEN

  TICKER:                  N/A                 CUSIP:   A42818103

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the presentation of the annual          ISSUER             NO              N/A                  N/A

financial statements including the Management report

and the Corporate Governance report, the consolidated

 financial statements including the Management report

 for the Group, the proposed allocation of profit and

 the report of the Supervisory Board for the business

 year 2009

PROPOSAL #2: Approve the allocation of the profit for        ISSUER             NO              N/A                  N/A

 the FY shown in the annual financial statements for

2009

PROPOSAL #3: Approve the action of the Members of the        ISSUER             NO              N/A                  N/A

 Management Board for the business year 2009

PROPOSAL #4: Approve the action of the Members of the        ISSUER             NO              N/A                  N/A

 Supervisory Board for the business year 2009

PROPOSAL #5: Approve the remuneration of the Members         ISSUER             NO              N/A                  N/A

of the Supervisory Board for the business year 2009

PROPOSAL #6: Appointment of the Auditors and the                ISSUER             NO              N/A                  N/A

Group Auditors for the business year 2010

PROPOSAL #7: Election to the Supervisory Board                    ISSUER             NO              N/A                  N/A

PROPOSAL #8: Approve the simplified decrease in the          ISSUER             NO              N/A                  N/A

share capital by EUR 8,000,000.00 from EUR

88,000,000.00 to EUR 80,000,000.00 in accordance with

 Section 192, Paragraph 3, no. 2 and Section 192,

Paragraph 4 of the Stock Corporation Act by way of a

cancellation of 2,000,000 own shares with a pro-rata

share in the equity capital of EUR 8,000,000.00, the

purpose of this simplified capital decrease is the

reduction of the number of own shares, the share

capital of EUR 80,000,000.00 is now divided into

20,000,000 no-par shares

PROPOSAL #9: Approve the alteration of the Articles          ISSUER             NO              N/A                  N/A

of Association, in particular the adjustments to the

changed statutory provisions - Amending Law to Stock

Corporation Law 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEETIC, BOULOGNE BILLANCOURT

  TICKER:                  N/A                 CUSIP:   F8224F111

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the reports of the Board of            ISSUER            YES             FOR                  FOR

Directors and Statutory Auditors; grant discharge of

duties to the Board members for the past FY

PROPOSAL #O.2: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FY 2009

PROPOSAL #O.3: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FY 2009

PROPOSAL #O.4: Approve the allocation of income for          ISSUER            YES             FOR                  FOR

the FYE on 31 DEC 2009, distribution of the dividend

and exceptional distribution of the issuance premium

PROPOSAL #O.5: Approve the Agreements pursuant to              ISSUER            YES         AGAINST           AGAINST

Article L.225-38 of the Commercial Code

PROPOSAL #O.6: Approve the determination of the                 ISSUER            YES             FOR                  FOR

amount for the attendance allowances

PROPOSAL #O.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

proceed with transactions on the Company's shares

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

reduce the share capital by cancellation of shares

purchased as part of a share repurchase program

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

issue shares or any securities giving access to the

capital or to debt securities with preferential

subscription rights of the shareholders

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares or any securities giving access to the

capital or to debt securities with cancellation of

preferential subscription rights of the shareholders

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

decide on the issue price of shares or any securities

 giving access to the capital in the event of

cancellation of preferential subscription rights of

the shareholders, within the annual limit of 10% of

the capital

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue with cancellation of preferential subscription

rights of the shareholders, shares or any securities

giving access to the capital or to debt securities as

 part of an offer made exclusively to qualified

investors or a limited circle of investors acting for

 their own account

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by issuing shares or any

securities giving access to the capital in

consideration for the contribution in kind composed

of securities as part of a public exchange offering

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by issuing common shares or any

securities giving access to the capital in

consideration for the contribution in kind composed

of securities outside of a public exchange offering

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by incorporation of reserves

PROPOSAL #E.16: Approve the possibility of increasing        ISSUER            YES             FOR                  FOR

 the amount of issuances in the event of surplus

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out one or more share capital increases

reserved for members of a company saving plan with

cancellation of preferential subscription rights of

the shareholders in accordance with the permanent

requirement in Article L.225-129-6 Paragraph 1 of the

 Commercial Code

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

carry out allocations of free shares reserved for

officers and employees of the Company

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

decide on one or more allocations of options to

subscribe for or purchase shares

PROPOSAL #E.20: Authorize the Board of Directors for         ISSUER            YES         AGAINST           AGAINST

the purpose of using the current delegations and to

increase the share capital during a period of public

offering for the securities of the Company

PROPOSAL #O.21: Grant powers for the formalities                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEGGITT PLC

  TICKER:                  N/A                 CUSIP:   G59640105

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report and accounts           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the remuneration report                       ISSUER            YES             FOR                  FOR

PROPOSAL #3: Declare the final dividend                                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-election of Sir Colin Terry as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Re-election of Mr Terry Twigger as a              ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #6: Re-election of David Williams as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7: Re-election of Sir Alan Cox as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-appoint the Auditors                                     ISSUER            YES             FOR                  FOR

PROPOSAL #9: Approve the Auditors fees                                  ISSUER            YES             FOR                  FOR

PROPOSAL #10: Authorize to allot shares                                ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Approve the disapplication of pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #12: Authorize the donations to political            ISSUER            YES             FOR                  FOR

organizations

PROPOSAL #S.13: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #s.14: Approve to permit the holding of                ISSUER            YES             FOR                  FOR

general meetings at 14 days notice

PROPOSAL #15: Approve to renew authority to offer              ISSUER            YES             FOR                  FOR

scrip dividends

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MILLENNIUM & COPTHORNE HOTELS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G6124F107

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the annual report for         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #2: Approve the Directors remuneration                 ISSUER            YES             FOR                  FOR

report for YE 31 DEC 2009

PROPOSAL #3: Re-election of Chirstopher Keljik  as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Re-election of Wong Hon Ren as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of His Excellency Shaukat Aziz         ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #6: Election of Nicholas George as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #7: Election of Alexander Waugh as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-appointment of KPMG Audit Plc as the         ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #9: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors remuneration

PROPOSAL #10: Approve to extend the provisions of the        ISSUER            YES             FOR                  FOR

 Cooperation Agreement enabling City Developments

Limited to maintain its percentage of shareholding in

 the Company

PROPOSAL #11: Authorize the Directors to make                     ISSUER            YES             FOR                  FOR

political donations in accordance with provisions of

Companies Act 2008

PROPOSAL #12: Approve to renew Directors authority to        ISSUER            YES             FOR                  FOR

 allot shares

PROPOSAL #S.13: Approve to renew the Directors                   ISSUER            YES             FOR                  FOR

authority to disapply pre-emption rights over certain

 issues of shares

PROPOSAL #S.14: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of ordinary shares of the Company

PROPOSAL #S.15: Authorize general meetings other than        ISSUER            YES             FOR                  FOR

 AGM's to be held on 14 clear days notice

PROPOSAL #S.16: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIRVAC GROUP

  TICKER:                  N/A                 CUSIP:   Q62377108

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the: financial         ISSUER             NO              N/A                  N/A

reports of the Group; the Directors' reports and the

Independent Audit report for each entity for the YE

30 JUN 2009

PROPOSAL #2.1: Re-elect Mr. Paul Biancardi as a                 ISSUER            YES             FOR                  FOR

Director of the Mirvac Limited, who retires by

rotation in accordance with Clause 10.3 of the Mirvac

 Limited's Constitution

PROPOSAL #2.2: Re-elect Mr. Adrian Fini as a Director        ISSUER            YES             FOR                  FOR

 of the Mirvac Limited, who retires by rotation in

accordance with Clause 10.3 of the Mirvac Limited's

Constitution

PROPOSAL #3.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Mirvac Limited for the YE 30 JUN 2009

PROPOSAL #4.: Approve, with effect from 01 JUL 2009,         ISSUER            YES             FOR                  FOR

to increase the remuneration of the Non-Executive

Directors of the Mirvac Limited for services provided

 to the Mirvac Limited or to any of its controlled

entities by AUD 500,000 per annum to an aggregate

maximum sum of AUD 1,950,000 per annum, with such

remuneration to be divided among the Non-Executive

Directors in such proportion and manner as the

Director agree [or in default of agreement, equally]

PROPOSAL #5.: Approve, for all purposes, including            ISSUER            YES             FOR                  FOR

for the purpose of ASX Listing Rule 10.14, the offer

of performance rights by the Group to Mr. Nicholas

Collishaw [Managing Director] in the Group's Long

Term Performance Plan on the terms of that Plan and

as specified

PROPOSAL #6.: Ratify and approve the following issues        ISSUER            YES             FOR                  FOR

 of stapled securities of the Group for the purposes

of ASX Listing Rule 7.4 and for all other purposes:

the issue of 80,000,000 stapled securities as part of

 the Institutional Placement in DEC 2008 and the

issue of 152,515,180 stapled securities as part of

the Institutional Placement in JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIURA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J45593100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOBILEZONE HOLDING AG, REGENSDORF

  TICKER:                  N/A                 CUSIP:   H5505P105

  MEETING DATE:      4/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, the annual            ISSUER             NO              N/A                  N/A

accounts and the consolidated accounts for 2009; by

taking into account the annual profit of CHF

27,652,018, the Company's available earnings at the

end of 2009 amounts to CHF 74,756,589

PROPOSAL #2: Grant discharge to the Members of the            ISSUER             NO              N/A                  N/A

Board of Directors, namely Messrs Urs T. Fischer,

Hans-Ulrich Lehmann and Cyrill Schneuwly for their

activities in the 2009 business year

PROPOSAL #3: Approve to appropriate the available              ISSUER             NO              N/A                  N/A

earnings at the end of 2009 as follows: dividend of

CHF 0.55/share: CHF 19,675,148; carried forward to

new account: CHF 55,081,441; available earnings at

the end of 2009: CHF 74,756,589; should the proposal

for the use of the distributable profit be approved,

the payment is expected to be made on 15 April 2010

PROPOSAL #4: Amend the Articles of Association                   ISSUER             NO              N/A                  N/A

concerning conditional capital, by abolishing the

conditional capital of CHF 132,910.00; and by

amending Article 37 of the Articles of Association

PROPOSAL #5: Approve the abolishing of the authorized        ISSUER             NO              N/A                  N/A

 capital and amend the Articles of Association by

deleting Article 36

PROPOSAL #6.1: Re-elect Mr. Urs T. Fischer to the              ISSUER             NO              N/A                  N/A

Board of Directors for a one year term of office

PROPOSAL #6.2: Re-elect Mr. Hans-Ulrich Lehmann to            ISSUER             NO              N/A                  N/A

the Board of Directors for a one year term of office

PROPOSAL #6.3: Re-elect Mr. Cyrill Schneuwly to the          ISSUER             NO              N/A                  N/A

Board of Directors for a one year term of office

PROPOSAL #7: Re-elect Ernst & Young AG, Zurich, as            ISSUER             NO              N/A                  N/A

the Auditors for a one-year period of office

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MODEC,INC.

  TICKER:                  N/A                 CUSIP:   J4636K109

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MORPHOSYS AG, MARTINSRIED

  TICKER:                  N/A                 CUSIP:   D55040105

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and annual report, and the report

pursuant to Sections 289(4) and 315(4) of the German

PROPOSAL #2.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: KPMG AG, Munich

PROPOSAL #5.: Approval of the compensation system for        ISSUER            YES             FOR                  FOR

 the Board of Managing Directors, comprising a fixed

annual remuneration, a short-term incentive of 60% of

 the annual remuneration in the event the respective

performance target is reached, and a long-term

incentive consisting of stock options and/or

convertible bonds

PROPOSAL #6.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 Company shall be authorized to acquire own shares of

 up to 10 % of its share capital, at prices not

deviating more than 10% their market price, on or

before 30 APR 2015; the Board of Managing Directors

shall be authorized to retire the shares, to sell the

 shares at a price not materially below their market

price, to use the shares for acquisition purposes or

for the fulfillment of conversion rights, and to

offer the shares to employees and executives

PROPOSAL #7.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in connection with the shareholder right

directive implementation law (ARUG), as follows:

Section 16, regarding the announcement of the share-

holders' meeting 30 days in advance Section 17,

regarding shareholders registering to attend the

shareholders' meeting six days in advance, and

providing proof of their holdings as per the

statutory record date Section 18, regarding proxy

voting instructions being issued in textual form,

online participation in and absentee voting at

shareholders' meeting'S being permitted Section 19,

regarding the Chairman of the shareholders' meeting

being authorized to allow the audiovisual

PROPOSAL #8.: Resolution on amendments to the                     ISSUER            YES             FOR                  FOR

contingent capital, and the corresponding amendments

to the Articles of Association the contingent capital

 2003-II of EUR 1,288,749 shall be reduced to EUR

824,064, to reflect the amount of outstanding

conversion rights

PROPOSAL #9.: Approval of the Supervisory Board                 ISSUER            YES             FOR                  FOR

remuneration for the 2010 FY the Chairman shall

receive a fixed remuneration of EUR 61,000 plus EUR

3,000 per meeting, the Deputy Chairman and the other

members shall receive EUR 45,750 and EUR 30,500,

respectively, plus EUR 1,500 per meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOSHI MOSHI HOTLINE,INC.

  TICKER:                  N/A                 CUSIP:   J46733101

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MTU AERO ENGINES HOLDING AG

  TICKER:                  N/A                 CUSIP:   D5565H104

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) o f the

German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 61,306,860.13 as follows:

 Payment of a dividend of EUR 0.93 per no-par share

EUR 15,809,578.69 shall be allocated to the revenue

reserves Ex-dividend and payable date: 23 APR 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: Deloitte + Touche GmbH, Munich

PROPOSAL #6.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 Company shall be authorized to acquire own shares of

 up to 10 % of its share capital, at prices not

deviating more than 10 % from the market price of the

 shares, on or before 22 APR 2015 the Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than through the stock

exchange or an offer to all shareholders if the

shares are sold at a price not materially below their

 market price, to use the shares within the scope of

the Company's stock option programs, in connection

with mergers and acquisitions or for satisfying

existing conversion and/or option rights, and to

PROPOSAL #7.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

(ARUG) - Section 14(2), in respect of the

shareholders meeting being convened at least thirty

days prior to the meeting- Section 15, in respect of

shareholders being entitled to participate in and

vote at the shareholders meeting if they register

with the Company by the sixth day prior to the

meeting and are entered in the Company's share

register entries not being made in the share register

 during the three working days preceding the meeting

and on the day of the meeting - Section 16(2), in

respect of proxy-voting instructions being issued in

written form - Section 16(3), in respect of the Board

 of Managing Directors being authorized to permit

shareholders to absentee vote a t a shareholders

PROPOSAL #8.: Resolution on the revocation of the              ISSUER            YES             FOR                  FOR

existing authorized capital I, the creation of a new

authorized capital I, and the corresponding amendment

 to the Articles of Association the existing

authorized capital I of up to EUR 5,500,000 shall be

revoked the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to increase the share capital by up to EUR

5,200,000 through the issue of new registered no-par

shares against contributions in cash, on or before 21

 APR 2015 [authorized capital I 2010] Shareholders

shall be granted subscription rights except for

residual amounts, for the granting of such rights to

holders of conversion or option rights, and for a

capital increase of up to 10 % of the share capital

against contributions in cash if the shares are

issued at a price not materially below their market

PROPOSAL #9.: Resolution on the revocation of the              ISSUER            YES             FOR                  FOR

existing authorized capital II, the creation of a new

 authorized capital II, and the corresponding

amendment to the Articles of Association the existing

 authorized capital II of up to EUR 19,250,000 shall

be revoked the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to increase the share capital by up to EUR

20,800,000 through the issue of new registered no-par

 shares against contributions in cash and/or kind, on

 or be fore 21 APR 2015 [authorized capital II 2010]

Shareholders shall be granted subscription rights

except for the issue of shares against contributions

in kind and for the granting of such rights to

holders of conversion or option rights however, this

authorization shall only apply under the condition

that the shares issued under exclusion of the

subscription right may not exceed an aggregate of 20

% of the Company's share capital at the time of such

resolution Shareholders subscription rights shall

also be excluded for residual amounts

PROPOSAL #10.: Resolution on the reduction of the              ISSUER            YES             FOR                  FOR

contingent capital from EUR 19,250,000 to EUR

3,640,000 and the corresponding amendment to Section

4(7) of the Articles of Association

PROPOSAL #11.: Resolution on the authorization to              ISSUER            YES             FOR                  FOR

issue convertible and/or warrant bonds, the creation

of contingent capital, and the corresponding

amendment to the Articles of Association the Board of

 Managing Directors shall be authorized, with the

consent of the Supervisory Board, to issue bearer

bonds of up to EUR 500,000,000 conferring conversion

and/or option rights for registered shares of the

Company, on or before 21 APR 2015 Shareholders shall

be granted subscription rights except for the issue

of bonds conferring conversion and/or option rights

for shares of the Company of up to 10 % of the share

capital at a price not materially below their

theoretical market value, for residual amounts, and

for the granting of such rights to holders of

conversion or option rights the Company's share

capital shall be increased accordingly by up to EUR

22,360,000 through the issue of up to 22,360,000 new

registered no-par shares, insofar as conversion

PROPOSAL #12.: Approval of the remuneration system            ISSUER            YES             FOR                  FOR

for the Board of Managing Directors entitled to vote

are those shareholders who are entered in the

Company's share register and who register with the

Company on or before 15 APR 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MUSASHI SEIMITSU INDUSTRY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J46948105

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NABTESCO CORPORATION

  TICKER:                  N/A                 CUSIP:   J4707Q100

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAFCO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J4712U104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Adopt Reduction of            ISSUER            YES             FOR                  FOR

Liability System for Outside Directors

PROPOSAL #3: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATIONAL EXPRESS GROUP PLC

  TICKER:                  N/A                 CUSIP:   G6374M109

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the reports of the Directors and        ISSUER            YES         AGAINST           AGAINST

 the financial statements together with the report of

 the Auditors for the FYE 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the FYE 31 DEC 2009

PROPOSAL #3: Election of Dean Finch as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Sir Andrew Foster as a                       ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #5: Re-elect Tim Score as a Director, who            ISSUER            YES         AGAINST           AGAINST

retires by rotation

PROPOSAL #6: Re-appoint Ernst & Young LLP as the                ISSUER            YES         AGAINST           AGAINST

Company's Auditors for FYE 31 DEC 2010

PROPOSAL #7: Authorize the Directors to agree the              ISSUER            YES         AGAINST           AGAINST

Auditors' remuneration

PROPOSAL #8: Authorize the Directors, in substitution        ISSUER            YES             FOR                  FOR

 for the purposes of Section 551 of the Companies Act

 2006  the Act , to allot relevant securities  as

specified in the Act : a) up to a maximum nominal

amount  within the meaning of Section 551(3) and (6)

of the Act  of GBP 8,500,955  such amount to be

reduced by the nominal amount allotted or granted

under(b) below in excess of such sum ; and comprising

 equity securities  Section 560  up to an aggregate

nominal amount Section 551(3) and (6) of the Act  of

GBP 17,001,911  such amount to be reduced by any

allotments or grants made under(a) above  in

connection with or pursuant to an offer by way of a

rights issue in favor of i) holders of ordinary

shares in proportion to the respective number of

ordinary shares held by them on the record date for

such allotment and ; ii) holders of any other class

of equity securities entitled to participate therein

or if the Directors consider it necessary, as p

PROPOSAL #S.9: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 8, pursuant to Section

570(1) and 573 of the Companies Act 2006  the Act

to: a) allot equity securities  Section 560(1) of the

 Act  held by the Company as treasury shares for

cash; as if Section 561 of the Act did not apply to

any such allotment or sale, specified that this power

 shall be limited to the allotment of equity

securities for cash and the sale of treasury shares:

i) in connection with or pursuant to an offer or

invitation  but in case of the authority granted

under resolution 8(b), by way of a rights issue only

 in favor of i) holders of ordinary shares in

proportion to the respective number of ordinary

shares held by them on the record date for such

allotment or sale and ii) holders of any other class

of equity securities entitled to participate therein

PROPOSAL #S.10: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 701 of the Companies Act 2006  the

 Act  to make market purchases  within the meaning of

 Section 693(4) of the Act  of the Company's ordinary

 shares on such terms as the Directors see fit

subject to the following conditions: a) the maximum

aggregate number of shares which may be purchased is

51,005,733, representing approximately 10% of the

issued share Capital of the Company as at 05 MAR

2010; b) the minimum price which may be paid for each

 share is 5 pence which amount shall be exclusive of

expenses; if any; c) the maximum price which may be

paid for each share is an amount not more than 5%

above the average middle market quotation of the

Company's shares, as derived from the Daily Official

List published by the London Stock Exchange plc, for

the five business days CONTD..

PROPOSAL #11: Authorize the Company and all Companies        ISSUER            YES         AGAINST           AGAINST

 that are subsidiaries at any time during the period

for which this resolution is effective in accordance

with Section 366 and 367 of the Companies Act 2006

the Act  to: a) make political donations to political

 parties or independent election candidates; b) make

political donations to political organizations  other

 than political parties ; and c) incur political

expenditure, in a total aggregate amount not

exceeding GBP 100,000 during and after the relevant

period at the conclusion of the next AGM of the

Company, for this purpose of this resolution

political donation, political party, political

organization and political expenditure are to be

construed in accordance with Sections 363, 364 and

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association; and adopt the Articles of Association of

 the Company in substitution for and to the exclusion

 of, the existing Articles of Association

PROPOSAL #S.13: Approve the general meeting of the            ISSUER            YES             FOR                  FOR

Company  other than an AGM  may be called on not less

 than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATIONAL EXPRESS GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G6374M109

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the limit on the            ISSUER            YES             FOR                  FOR

maximum nominal amount of shares which may be

allotted by the Company

PROPOSAL #2.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

 in the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATUZZI S.P.A.

  TICKER:                  NTZ                 CUSIP:   63905A101

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE FINANCIAL STATEMENTS OF        ISSUER            YES             FOR                  FOR

 THE COMPANY FOR THE FISCAL YEAR ENDED ON DECEMBER

31, 2009. RELATED REPORTS OF THE BOARD OF DIRECTORS.

PROPOSAL ON THE COVERAGE OF LOSS FOR PERIOD. RELATED

REPORTS OF BOARD OF STATUTORY AUDITORS. RELATED

REPORTS COMPANY'S EXTERNAL AUDITORS. RESOLUTIONS

RELATED AND CONSEQUENTIAL.

PROPOSAL #02: PRESENTATION OF THE COMPANY'S                        ISSUER            YES             FOR                  FOR

CONSOLIDATED FINANCIAL STATEMENTS FOR THE FISCAL YEAR

 ENDED ON DECEMBER 31, 2009. RELATED REPORTS OF THE

BOARD OF DIRECTORS. RELATED REPORTS COMPANY'S

EXTERNAL AUDITORS.

PROPOSAL #03: ELECTION OF THE MEMBERS OF THE BOARD OF        ISSUER            YES         AGAINST           AGAINST

 STATUTORY AUDITORS AND CHAIRMAN FOR THE THREE-YEARS

PERIOD FROM 2010 TO 2012. DETERMINATION OF THEIR

COMPENSATION.

PROPOSAL #04: APPOINTMENT OF THE COMPANY'S EXTERNAL          ISSUER            YES         AGAINST           AGAINST

AUDITORS FOR THE THREE-YEARS PERIOD FROM 2010 TO

2012. RESOLUTIONS RELATED AND CONSEQUENTIAL.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEC NETWORKS & SYSTEM INTEGRATION CORPORATION

  TICKER:                  N/A                 CUSIP:   J4884R103

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Change Company's                ISSUER            YES             FOR                  FOR

Location to Bunkyo, Tokyo

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEOPOST SA, BAGNEUX

  TICKER:                  N/A                 CUSIP:   F65196119

  MEETING DATE:      7/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts             ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Approve the distribution of profits             ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve Stock Dividend Program (Cash          ISSUER            YES             FOR                  FOR

or Shares)

PROPOSAL #O.4: Approve the consolidated accounts                ISSUER            YES             FOR                  FOR

PROPOSAL #O.5: Approve the agreements referred to in         ISSUER            YES             FOR                  FOR

Article L 225-38 of the Commercial Code

PROPOSAL #O.6: Approve the attendances allowances               ISSUER            YES             FOR                  FOR

PROPOSAL #O.7: Appoint Mr. Vincent Mercier as a new          ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #O.8: Approve to renew the Mr. Henk Bodt's          ISSUER            YES             FOR                  FOR

mandate as Board Member

PROPOSAL #O.9: Approve to renew the Mr. Eric Licoys's        ISSUER            YES             FOR                  FOR

 mandate as Board Member

PROPOSAL #O.10: Approve the share buyback program               ISSUER            YES             FOR                  FOR

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares and warrants giving access to the

 Company's capital, with maintenance of preferential

subscription rights of shareholders

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares, with cancellation of

preferential subscription rights of shareholders

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue warrants giving access to the Company's

capital, with cancellation of preferential

subscription rights of shareholders

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the amount of issues in case of excess

demand in the case of the issue of common shares or

warrants giving access to the Company's capital

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by capitalization of reserves,

profits or premiums

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the share capital by issuing common shares

and warrants giving access to capital in

consideration of contributions in kind within the

limit of 10% of the share capital

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares and warrants giving access to the

 Company's capital, in case of an exchange public

offer initiated by the Company

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital and assignments reserved for

employees of the Group under Article L.3332-1 and

seq. of the Labor Code

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital reserved to the financial

institutions or to the Companies created specifically

 to implement a Salary Savings Scheme for the benefit

 of employees of certain subsidiaries or foreign

branches of the Group equivalent to the French and

Foreign Companies' Savings Plans of the Group in force

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

allocate free existing shares or to issue

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

grant options to subscribe for new shares and/or

options to purchase existing shares

PROPOSAL #E.22: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

cancel shares acquired under the buyback of own

shares by the Company

PROPOSAL #E.23: Authorize the Board of Directors for         ISSUER            YES             FOR                  FOR

the issue of warrants giving right to the award of

debt securities and not subject to an increase of the

 Company's capital

PROPOSAL #E.24: Grant powers for legal formalities             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEPTUNE ORIENT LINES LTD

  TICKER:                  N/A                 CUSIP:   V67005120

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and Accounts for the FYE 25 DEC 2009 and the

Auditors' report thereon

PROPOSAL #2: Approve the payments to Non-Executive            ISSUER            YES             FOR                  FOR

Directors of up to SGD 1,750,000 as Directors' fees

for the FYE 25 DEC 2009  FY 2009: up to SGD1,750,000

PROPOSAL #3: Re-elect Mr. Simon Claude Israel as a            ISSUER            YES             FOR                  FOR

Director who retires by rotation, pursuant to Article

 97 of the Company's Articles of Association

PROPOSAL #4: Re-elect Mr. Cheng Wai Keung as a                   ISSUER            YES             FOR                  FOR

Director who retires by rotation, pursuant to Article

 97 of the Company's Articles of Association

PROPOSAL #5: Re-elect Mr. Christopher Lau Loke Sam           ISSUER            YES             FOR                  FOR

Independent Member of the Audit Committee  as a

Director who retires by rotation, pursuant to Article

 97 of the Company's Articles of Association

PROPOSAL #6: Re-elect Mr. Robert J Herbold as a                 ISSUER            YES             FOR                  FOR

Director who retires by rotation, pursuant to Article

 102 of the Company's Articles of Association

PROPOSAL #7: Re-appoint Ernst & Young LLP as the                ISSUER            YES             FOR                  FOR

Company's Auditors and authorize the Directors to fix

 their remuneration

PROPOSAL #8: Approve to renew the Mandate for                     ISSUER            YES             FOR                  FOR

Directors to allot and issue shares subject to

limits, as specified

PROPOSAL #9: Authorize the Directors to offer and              ISSUER            YES         AGAINST           AGAINST

grant options and/or awards, and to allot and issue

shares, pursuant to the provisions of the NOL Share

Option Plan and the NOL Performance Share Plan 2004,

subject to limits as specified

PROPOSAL #10: Approve the renewal of the Share                   ISSUER            YES             FOR                  FOR

Purchase Mandate

PROPOSAL #11: Approve the renewal of the Mandate for         ISSUER            YES             FOR                  FOR

Interested Person Transactions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NESTOR HEALTHCARE GROUP PLC, EGHAM SURREY

  TICKER:                  N/A                 CUSIP:   G64260105

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements,                   ISSUER            YES             FOR                  FOR

together with the reports of the Directors and

Auditors, for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of 1.65 pence          ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #3: Re-elect John Rennocks as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve the remuneration report of the          ISSUER            YES             FOR                  FOR

Directors for the YE 31 DEC 2009

PROPOSAL #5: Appoint BDO LLP as the Auditors of the          ISSUER            YES             FOR                  FOR

Company

PROPOSAL #6: Authorize the Audit Committee to                     ISSUER            YES             FOR                  FOR

determine the Auditors' remuneration

PROPOSAL #S.7: Authorizes the Directors of the                   ISSUER            YES             FOR                  FOR

Company to allot relevant securities

PROPOSAL #S.8: Authorize the directors of the Company        ISSUER            YES             FOR                  FOR

 to disapply pre-emption rights

PROPOSAL #S.9: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #S.10: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company as specified

PROPOSAL #S.11: Approve the general meeting other              ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 days'

clear notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEWAVE ENERGY HOLDING SA, MAGADINO

  TICKER:                  N/A                 CUSIP:   H5805A105

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR          ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEWAVE ENERGY HOLDING SA, MAGADINO

  TICKER:                  N/A                 CUSIP:   H5805A105

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the presentation of the annual         ISSUER             NO              N/A                  N/A

report 2009, the financial statements and

consolidated financial statements 2009 of Newave

Energy holding SA as well as the reports of the

statutory Auditors and group Auditors

PROPOSAL #2.: Approve the annual report 2009, the              ISSUER             NO              N/A                  N/A

financial statements and the consolidated financial

statements 2009 of Newave Energy holding SA

PROPOSAL #3.: Grant discharge of the Members of the          ISSUER             NO              N/A                  N/A

Board of Directors; that the acts of the Members of

the Board of Directors and the Executive Board during

 the 2009 FY be discharged

PROPOSAL #4.: Approve the appropriation of the                   ISSUER             NO              N/A                  N/A

available earnings as specified

PROPOSAL #5.1: Re-elect Hans-Peter Diener as a Board         ISSUER             NO              N/A                  N/A

of Director, for a term of one year as stipulated in

the Articles of Association

PROPOSAL #5.2: Re-elect Rudolf Kagi as a Board of              ISSUER             NO              N/A                  N/A

Director, for a term of one year as stipulated in the

 Articles of Association

PROPOSAL #5.3: Re-elect Friedhelm Loh as a Board of          ISSUER             NO              N/A                  N/A

Director, for a term of one year as stipulated in the

 Articles of Association

PROPOSAL #5.4: Re-elect Philipp Marbach as a Board of        ISSUER             NO              N/A                  N/A

 Director, for a term of one year as stipulated in

the Articles of Association

PROPOSAL #5.5: Re-elect Mauro Saladini as a Board of         ISSUER             NO              N/A                  N/A

Director, for a term of one year as stipulated in the

 Articles of Association

PROPOSAL #5.6: Re-elect Vllaznim Xhiha as a Board of         ISSUER             NO              N/A                  N/A

Director, for a term of one year as stipulated in the

 Articles of Association

PROPOSAL #6.: Re-elect Ernst & Young SA, Corso                   ISSUER             NO              N/A                  N/A

Elvezia 33, 6901 Lugano as Statutory Auditors for a

further term of one year

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NICHI-IKO PHARMACEUTICAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J49614100

  MEETING DATE:      2/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Increase Authorized          ISSUER            YES             FOR                  FOR

Capital to 93.5M shs, Increase Board Size to 10

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIDEC COPAL CORPORATION

  TICKER:                  N/A                 CUSIP:   J5000K104

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIFCO INC.

  TICKER:                  N/A                 CUSIP:   654101104

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                   ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Substitute Corporate Auditor           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIHON PARKERIZING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J55096101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIKO RES LTD

  TICKER:                  N/A                 CUSIP:   653905109

  MEETING DATE:      9/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to fix the number of the                   ISSUER            YES             FOR                  FOR

Directors to be elected at the meeting at 6

PROPOSAL #2.: Elect Messrs. Edward S. Sampson, C.J.          ISSUER            YES         AGAINST           AGAINST

[Jim] Cummings, Walter DeBoni, William T. Hornaday,

Conrad P. Kathol, Wendell W. Robinson as the

Directors of the Corporation for the ensuing year

PROPOSAL #3.: Appoint KPMG LLP, Chartered                            ISSUER            YES             FOR                  FOR

Accountants, as the Auditors of the Corporation for

the ensuing year at a remuneration to be determined

by the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON THOMPSON CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J56257116

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Reduce Term of Office        ISSUER            YES             FOR                  FOR

 of Directors to One Year, Adopt Reduction of

Liability System for Outside Directors, Adopt

Reduction of Liability System for Outside Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISHIMATSUYA CHAIN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J56741101

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Details of Compensation as Stock        ISSUER            YES             FOR                  FOR

 Options for Directors

PROPOSAL #3: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plans and Stock Options to Employees

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISHIO RENT ALL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J56902109

  MEETING DATE:      12/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES         AGAINST           AGAINST

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations, Allow Board

to Make Rules Governing Exercise of Shareholders'

Rights, Expand Business Lines

PROPOSAL #3: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.4: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NITTA CORPORATION

  TICKER:                  N/A                 CUSIP:   J58246109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NV BEKAERT SA, ZWEVEGEM

  TICKER:                  N/A                 CUSIP:   B09800135

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the special report of the Board         ISSUER             NO              N/A                  N/A

of Directors

PROPOSAL #2: Amend the Articles of Association in              ISSUER             NO              N/A                  N/A

relation to an extension of the authority to purchase

 the Company's shares

PROPOSAL #3: Amend the Articles of Association in              ISSUER             NO              N/A                  N/A

relation to extent certain provisions relative to the

 authorized share capital

PROPOSAL #4: Amend the Articles of Association in              ISSUER             NO              N/A                  N/A

relation to replace the existing interim provision at

 the end of the Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NV BEKAERT SA, ZWEVEGEM

  TICKER:                  N/A                 CUSIP:   B09800135

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, in accordance with Article 556        ISSUER             NO              N/A                  N/A

 of the Companies Code for, to grant the rights

stipulated for the benefit of third parties, as

specified, that affect the assets of the Company or

that give rise to a debt or an obligation of the

Company, and the exercise of which is dependent on

the launch of a public take-over bid for the

Company's shares or on a change in the control of the

 Company: Steel Tire Cord Supply Agreement between NV

 Bekaert SA and Bridgestone Corporation [contents

agreed on 31 JAN 2010, to be executed in the near

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NV BEKAERT SA, ZWEVEGEM

  TICKER:                  N/A                 CUSIP:   B09800135

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Board of                 ISSUER             NO              N/A                  N/A

Directors pursuant to Article 604 of the Companies

Code, to specify the special circumstances in which

the Board of Directors may use the authorized capital

 and the Board's objectives in doing so

PROPOSAL #2: Authorize the Board of Directors to                ISSUER             NO              N/A                  N/A

acquire shares of the Company for its own account

when such acquisition is necessary to prevent a

threatened serious harm to the Company, including a

public take-over bid for the Company's securities,

such authorization is granted for period of 3 years

beginning from the publication in the Annexes to the

Belgian Official Journal of the authorizing

resolution of the EGM of shareholders of 12 MAY 2010,

 such authorization may be extended for periods of 3

PROPOSAL #3: Authorize the Board of Directors,                   ISSUER             NO              N/A                  N/A

subject to Articles 603 et seq, and in particular

Article 607 of the Companies Code, to increase the

Company's registered capital by making use of the

authorized capital upon receipt by the Company of a

notice from the Banking, Finance an Insurance

Commission of a public take-over bid for the

Company's securities; the shares issued pursuant to

the capital increase have to be fully paid up upon

issue; the issue price of such shares cannot be lower

 than the price of the bid; and the number of share

issued pursuant to the capital increase cannot exceed

 10% of the issued shares representing the capital

PROPOSAL #4: Authorize the Board of Directors to                ISSUER             NO              N/A                  N/A

acquire own shares pursuant to Article 12 fourth

paragraph of the Articles of Association by the

resolution of the EGM of 14 MAY 2008 will continue in

 effect until the publication of the new

authorization relative to the purchase of own shares

referred to above; authorize the Board of Directors

relative to the authorized capital pursuant to

Article 45,4 of the Articles of Association by the

resolution of the EGM of 14 MAY 2008 will continue in

 effect until the publication of the new

authorization relative to the authorized capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NV BEKAERT SA, ZWEVEGEM

  TICKER:                  N/A                 CUSIP:   B09800135

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Annual report of the Board of Directors         ISSUER             NO              N/A                  N/A

on the FY 2009

PROPOSAL #2: Report of the statutory Auditor on the          ISSUER             NO              N/A                  N/A

FY 2009

PROPOSAL #3: Approve the annual accounts for the FY          ISSUER             NO              N/A                  N/A

2009 as presented by the Board of Directors, the

profit of the year, after tax, is EUR 39,364,770,08,

an amount of EUR 3,950,756,00 is transferred from the

 untaxed reserves, the profit available for

appropriation therefore amounts to EUR 43,315,526,08,

 the meeting resolves to appropriate the results as

specified

PROPOSAL #4.1: Grant discharge to the Directors from         ISSUER             NO              N/A                  N/A

the performance of their duties during the FY 2009

PROPOSAL #4.2: Grant discharge to the statutory                 ISSUER             NO              N/A                  N/A

Auditor from the performance of their duties during

the FY 2009

PROPOSAL #5.1: Re-appoint Messrs Roger Dalle,                     ISSUER             NO              N/A                  N/A

Francois de Visscher, Bernard Van de Walle de Ghelcke

 and Baudouin Velge as the Directors for a term of 3

years, whose term of office expires today, up to and

including the OGM to be held in 2013

PROPOSAL #5.2: Re-appoint Lady Barbara Thomas Judge          ISSUER             NO              N/A                  N/A

as an Independent Director, whose term of office

expires today within the meaning of Article 526ter of

 the Companies code and of provision 2.3 of the

Belgian code on corporate governance, for an term of

three years, up to and including the OGM to be held

in 2013, appears from information available to the

Company and from information provided by Lady Judge

that she satisfies the applicable requirements with

respect to independence

PROPOSAL #5.3: Re-appoint Sir Anthony Galsworhty as          ISSUER             NO              N/A                  N/A

the independent Director, whose term of office

expires today within the meaning of Article 526ter of

 the Companies code and of provision 2.3 of the

Belgain Code on Corporate Governance, for a term of 2

 years, up to and including the OGM to be held in

2010: it appears form information available to the

Company and from information provided by Sir Anthony

that he satisfies the applicable requirements with

respect to independence

PROPOSAL #6: Re-appoint the Civil Company in the form        ISSUER             NO              N/A                  N/A

 of a Co-operative Company with Limited liability

Deloitte Bedrijfsrevisoren BV o.v.v.e. CVBA, having

its registered office at Louizalaan 240, 1050

Brussels [Belgium], represented by Mr. Joel Brehmen,

whose term of office expires today as statutory

Auditor for a term of three years, up to and

including the OGM to be held in 2013, statutory

Auditor is entrusted with the control of the annual

accounts and of the consolidated annual accounts

PROPOSAL #7: Approve the remuneration of each                     ISSUER             NO              N/A                  N/A

Director, except the chairman for the performance of

his duties as Member of the Board during the FY 2010

is kept at the set amount of EUR 37,184,00 and the

variable amount of EUR 2,479,00 for each meeting of

the Board of Directors attended in person; the

remuneration of each Director, except the Chairman

and the Managing Director for the performance of his

duties as a Member of a Committee of the Board during

 the FY 2010 is kept at the set amount of EUR

1,487,00 for each Committee meeting attended in person

PROPOSAL #8: Approve the remuneration of the                       ISSUER             NO              N/A                  N/A

statutory Auditor at EUR 110,000,00 for the control

of the annual accounts for the FY 2009, and to set

the remuneration EUR 133,868,00 for the control of

the consolidated annual accounts for the FY 2009; to

set the remuneration of the statutory Auditor for the

 FY 2012 at EUR 110,000,00 per year for the control

of the annual accounts, and at EUR 197,868,00 per

year for the control of the consolidated annual

accounts, subject to modification with the approval

of the general meeting and the statutory Auditor

PROPOSAL #9: Communication of the consolidated annual        ISSUER             NO              N/A                  N/A

 accounts of the Bekaert Group for the FY 2009, and

of the annual report of the Board of Directors and

the report of the statutory Auditor on the

consolidated annual accounts

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OBIC CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J5946V107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OLAM INTERNATIONAL LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y6421B106

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Director's report        ISSUER            YES             FOR                  FOR

 and the audited accounts of the Company for the YE

30 JUN 2009 together with the Auditors' report thereon

PROPOSAL #2.: Declare a first and final dividend of          ISSUER            YES             FOR                  FOR

3.5 cents per share tax exempt [one-tier] for the YE

30 JUN 2009

PROPOSAL #3.: Re-elect Mr. Shekhar Anantharaman as a         ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to

Article 107 of the Articles of Association of the

Company

PROPOSAL #4.: Re-elect Mr. Sridhar Krishnan as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to

Article 107 of the Articles of Association of the

Company

PROPOSAL #5.: Re-elect Mr. Tse Po Shing as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires pursuant to Article 107

of the Articles of Association of the Company

PROPOSAL #6.: Re-elect Mr. Mark Haynes Daniell as a          ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to

Article 107 of the Articles of Association of the

Company

PROPOSAL #7.: Approve the payment of the Directors'          ISSUER            YES             FOR                  FOR

fees of SGD 978,000.00 for the YE 30 JUN 2010

PROPOSAL #8.: Re-appoint Messrs Ernst & Young LLP as         ISSUER            YES             FOR                  FOR

the Auditors of the Company and authorize the

Directors of the Company to fix their remuneration

PROPOSAL #9.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 pursuant to Section 161 of the Companies Act,

Chapter 50 and Rule 806 of the Listing Manual of the

Singapore Exchange Securities Trading Limited, to

issue shares in the Company [Shares] whether by way

of rights, bonus or otherwise; and/or make or grant

offers, agreements or options [collectively

'instruments'] that might or would require Shares to

be issued including but not limited to the creation

and issue of [as well as adjustments to] options,

warrants, debentures or other instruments convertible

 into Shares], at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may in their absolute discretion

deem fit; and [notwithstanding that the authority so

conferred by this Resolution may have ceased to be in

 force] issue Shares in pursuance of any Instrument

made or granted by the Directors while the authority

was in force, provided that: the aggregate number of

Shares to be issued pursuant to this Resolution

[including Shares to be issued in pursuance of

Instruments made or granted pursuant to this

resolution], to be issued pursuant to this resolution

 shall not exceed 50% of the total number of issued

Shares in the capital of the Company [as calculated

in accordance with this resolution below], of which

the aggregate number of shares to be issued other

than on a pro rata basis to shareholders of the

Company shall not exceed 20% of the total number of

issued Shares excluding in the capital of the Company

 [as calculated in accordance with this resolution

below]; [subject to such calculation as may be

prescribed by the Singapore Exchange Securities

Trading Limited] for the purpose of determining the

aggregate number of Shares that may be issued under

this resolution above, the total number of issued

shares shall be based on the total number of issued

shares in the capital of the Company at the time of

passing of this resolution, after adjusting for: (a)

new Shares arising from the conversion or exercise of

 any convertible securities; (b) new Shares arising

from exercising share options or vesting of share

awards which are outstanding or subsisting at the

time this Resolution, and (c) any subsequent bonus

issue, consolidation or sub-division of Shares, the

Company shall comply with the provisions of the

Listing Manual of the Singapore Exchange Securities

Trading Limited for the time being in force [unless

such compliance has been waived by the Singapore

Exchange Securities Trading Limited] and the Articles

 of Association of the Company; [Authority expires

the earlier of the conclusion of the next AGM of the

Company or the date by which the next AGM of the

Company is required by law to be held or in the case

of shares to be issued in accordance with the terms

of convertible securities issued, made or granted

pursuant to this Resolution, until the issuance of

such shares in accordance with the terms of such

PROPOSAL #10.: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

 to offer and grant options under the Olam Employee

Share Option Scheme [''the Scheme''] and to allot and

 issue shares in the capital of the Company to all

the holders of options granted by the Company under

the Scheme, whether granted during the subsistence of

 this authority or otherwise, upon the exercise of

such options and in accordance with the terms and

conditions of the Scheme, provided always that the

aggregate number of additional ordinary shares to be

allotted and issued pursuant to the Scheme shall not

exceed 15% of the issued shares in the capital of the

 Company from time to time; [Authority expires at the

 earlier of the conclusion of the Company's next AGM

or the date by which the next AGM of the Company is

required by law to be held, whichever is earlier]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OLAM INTERNATIONAL LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y6421B106

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Memorandum of Association of        ISSUER            YES             FOR                  FOR

 the Company as specified

PROPOSAL #S.2: Approve and adopt the new Articles of         ISSUER            YES             FOR                  FOR

Association of the Company as specified in

substitution for, and to the exclusion of, the

existing Articles of Association of the Company

PROPOSAL #3.: Approve and adopt, subject to and                 ISSUER            YES             FOR                  FOR

contingent upon the passing of Resolution S.2 above,

the scrip dividend scheme to be known as the Olam

Scrip Dividend Scheme [Olam Scrip Dividend Scheme],

under which the Directors of the Company [the

Directors'] may, whenever the Directors, or the

Company in general meeting, have resolved that a

dividend [including an interim, final, special or

other dividend] be paid or declared on the ordinary

shares in the capital of the Company [the Shares],

resolve that Shareholders entitled to such dividend

may elect to receive part only or all of an allotment

 of shares credited as fully paid in lieu of cash in

respect of the dividend [further particulars of which

 are as specified in respect of the proposed Olam

Scrip Dividend Scheme]; and authorize the Directors

to establish and administer the Olam Scrip Dividend

Scheme, to modify and/or alter the Olam Scrip

Dividend Scheme from time to time and to do all such

acts and things and to enter into all such

transactions and arrangements as may be necessary or

expedient in order to give full effect to the Olam

Scrip Dividend Scheme, for the purposes of, in

connection with or where contemplated by the Olam

Scrip Dividend Scheme, to: allot and issue from time

to time shares [including shares issued to any party

pursuant to Other Arrangements [as specified in this

resolution Olam Scrip Dividend Scheme statement]

entered into by the Company in accordance with the

Olam Scrip Dividend Scheme]; and/or make or grant

offers, agreements or options that might or would

require shares to be issued during the continuance of

 this authority or thereafter, at any time and upon

such terms and conditions and to or with such persons

 as the Directors may, in their absolute discretion,

deem fit; and issue shares in pursuance of any offer,

 agreement or option made or granted by the Directors

 of the Company while such authority was in force

[notwithstanding that such issue of such shares

pursuant to the offer, agreement or option may occur

after the expiration of the authority contained in

this Resolution 3]; and to complete and do all acts

and things [including executing such documents as may

 be required in connection with the Olam Scrip

Dividend Scheme] as they or he may consider

desirable, necessary or expedient to give full effect

 to this Resolution 3 and the Olam Scrip Dividend

PROPOSAL #4.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purposes Companies Act [Chapter 50 of Singapore] [the

 'Companies Act'], to purchase or otherwise acquire

the shares not exceeding in aggregate 10% of the

issued ordinary share capital of the Company, by way

of on-market purchases on the Singapore Exchange

Securities Trading Limited [SGX-ST] and/or off-market

 purchases effected otherwise than on the SGX-ST in

accordance with any equal access scheme(s) which

satisfies the conditions prescribed by the Act, at a

price of up to 105% of the average of the closing

market prices of a share over the last 5 market days

in the case of an off-market share purchase and a

price up to 120% of such average closing price in

case of off-market purchase [share purchase mandate];

 and authorize the Directors of the Company and/or

any of them to complete and do all such acts and

things deemed necessary, expedient, incidental or in

the interests of the Company to give effect to the

transactions contemplated and/or authorized by this

resolution; [Authority expires the earlier of the

date of the next AGM of the Company or the date when

the purchase of shares is carried out to the full

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OLAM INTERNATIONAL LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y6421B106

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors or any of them         ISSUER            YES             FOR                  FOR

to place, through the Joint Lead Managers, the

Optional Bonds to Breedens Investments Pte. Ltd.,

pursuant to Rule 812(2) of the Listing Manual;  issue

 the Optional Bonds and the Conversion Shares arising

 from the conversion of the Optional Bonds, pursuant

to, including without limitation, Rule 805(1) of the

Listing Manual and Section 161 of the Companies Act;

and permit the possible transfer of a controlling

interest to Temasek Holdings [Private] Limited,

Temasek Capital [Private] Limited and/or Seletar

Investments Pte Ltd under the circumstances described

 in the Shareholder Circular as a result of the

placement of the Optional Bonds to Breedens

Investments Pte. Ltd., pursuant to Rule 803 of the

Listing Manual

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PACE PLC, SHIPLEY WEST YORKSHIRE

  TICKER:                  N/A                 CUSIP:   G6842C105

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report and accounts for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #2: Approve the remuneration report of the          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #3: Declare a final dividend of 1.0 pence            ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #4: Re-elect Neil Gaydon as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #5: Re-elect Pat Chapman-Pincher as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #6: Re-appoint KPMG Audit Plc as the Auditors      ISSUER            YES             FOR                  FOR

PROPOSAL #7: Authorize the Directors to allot                     ISSUER            YES             FOR                  FOR

ordinary shares

PROPOSAL #S.8: Approve to disapply statutory pre-               ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.9: Authorize the Directors to make market        ISSUER            YES             FOR                  FOR

 purchases of ordinary shares

PROPOSAL #S.10: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Approve to allow the Directors to              ISSUER            YES             FOR                  FOR

call any general meeting other than an AGM on not

less than 14 days clear notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARAGON GROUP OF COMPANIES PLC, SOLIHULL,WEST MIDL

  TICKER:                  N/A                 CUSIP:   G6376N154

  MEETING DATE:      2/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's accounts for the         ISSUER            YES             FOR                  FOR

YE 30 SEP 2009 and the reports of the Directors and

the Auditors

PROPOSAL #2.: Adopt the report of the Board to the            ISSUER            YES             FOR                  FOR

shareholders on the Directors' remuneration

PROPOSAL #3.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-appoint Mr. T. C. Eccles as a                   ISSUER            YES             FOR                  FOR

Director [who retires under Article 77(b)]

PROPOSAL #5.: Re-appoint Mr. A. K. Fletcher as a                ISSUER            YES         AGAINST           AGAINST

Director [who retires under Article 77(a)]

PROPOSAL #6.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 and authorize the Directors to fix their remuneration

PROPOSAL #7.: Authorize the Board, [in substitution          ISSUER            YES             FOR                  FOR

for all substituting authorities to the extent

unused], to allot shares in the Company and to grant

rights to subscribe for or convert any security into

shares in the Company up to an aggregate nominal

amount of GBP 99,400,000; [Authority expires the

earlier at the conclusion of the next AGM of the

Company or the close of business on 10 MAY 2011] and

the Board may allot relevant securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.8: Authorize the Board, subject to the            ISSUER            YES             FOR                  FOR

passing of Resolution 7 and pursuant to Section 571

of the Companies Act 2006, to allot equity securities

 [Section 560 of the said Act] for cash pursuant to

the authority conferred by Resolution 7, and/or where

 allotment is treated as an allotment of equity

securities under Section 560(3) as if sub-section(1)

of Section 561 of the said Act did not apply to any

such allotment, provided that this power is limited

to the allotment of equity securities: a) in

connection with a rights issue, open offer or any

other pre-emptive offer in favor of ordinary

shareholders and in favor of all holders of any other

 class of equity securities; b) up to an aggregate

nominal value of GBP 14,900,000; [Authority expires

the earlier at the conclusion of the next AGM of the

Company or on 10 MAY 2011]; and the Board may allot

equity securities after the expiry of this authority

in pursuance of such an offer or agreement made prior

PROPOSAL #S.9: Authorize the Company, for the                     ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006

[the Act], to make one or more market purchases

[Section 693(4) of the Act] on the London Stock

Exchange PLC of up to 29,900,000 ordinary shares [10%

 of the Company's issued ordinary share capital

excluding treasury shares] of GBP 1 each in the

capital of the Company, at a minimum price of 10p and

 an amount equal to 105% of the average middle market

 price shown in quotations for an ordinary share as

derived from the London Stock Exchange Daily Official

 List, over the previous 5 business days; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or on the close of business on 10 AUG

 2011]; the Company, before the expiry, may make a

contract to purchase ordinary shares which will or

may be executed wholly or partly after such expiry

PROPOSAL #S.10: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days notice

PROPOSAL #S.11: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company with effect from the conclusion of the

meeting by making the alterations marked on the print

 of the Articles of Association of the Company

produced to the meeting and initialed by the chairman

 for the purposes of identification

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARKSON RETAIL GROUP LTD

  TICKER:                  N/A                 CUSIP:   G69370115

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and Auditors for the YE 31 DEC 2009

PROPOSAL #2: Approve the declaration of a final                 ISSUER            YES             FOR                  FOR

dividend of RMB 0.10 per share

PROPOSAL #3.i.a: Re-election of Chew Fook Seng as a          ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.i.b: Re-election of Yau Ming Kim, Robert         ISSUER            YES             FOR                  FOR

as a Director of the Company

PROPOSAL #3.ii: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #4: Re-appoint Messrs. Ernst & Young as the         ISSUER            YES             FOR                  FOR

Auditors and authorize the Board of Directors to fix

their remuneration

PROPOSAL #5.A: Approve to grant a general mandate to         ISSUER            YES             FOR                  FOR

the Directors to repurchase shares up to a maximum of

 10% of the existing issued share capital of the

PROPOSAL #5.B: Approve to grant a general mandate to         ISSUER            YES             FOR                  FOR

the Directors to allot issue or deal with new shares

up to a maximum of 20% of the existing issued share

capital of the Company

PROPOSAL #5.C: Approve to extend the general mandate         ISSUER            YES             FOR                  FOR

granted to the Directors to issue new shares by the

number of shares repurchased

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARTNERS GROUP HOLDING AG, BAAR

  TICKER:                  N/A                 CUSIP:   H6120A101

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the annual          ISSUER            YES             FOR                  FOR

report 2009 and the Group as well as statutory

Auditor's reports; and the annual report 2009, the

consolidated financial statements and the statutory

financial statements

PROPOSAL #2: Approve a dividend payment of CHF 4.50          ISSUER            YES             FOR                  FOR

per share on 14 MAY 2010, the shares will be traded

ex-dividend as of 10 MAY 2010

PROPOSAL #3: Approve the Management compensation                ISSUER            YES         AGAINST           AGAINST

report, the AGM shall vote on whether this vote is

carried through in aggregate or individually

PROPOSAL #4: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

repurchase own shares by way of a public share

buyback program via a second trading line at the Six

Swiss Exchange, in an amount of up to 10% of the

share and voting capital, within a period of three

years as from 06 MAY 2010; these repurchased shares

shall be cancelled, the actual amount of the shares

buyback shall be determined by the capital freely

available to the Company and in light of the market

situation, according to the discretion of the Board

of Directors; the necessary amendment of the Articles

 of Association [reduction of share capital] will be

proposed to future general shareholders' meetings

PROPOSAL #5: Amend the Articles of Association                   ISSUER            YES             FOR                  FOR

[Federal Intermediated Securities Act] as specified

PROPOSAL #6: Grant discharge to the Members of Board         ISSUER            YES             FOR                  FOR

of Directors and the Members of Executive Board for

their activities during the FY 2009

PROPOSAL #7: Re-elect Alfred Gantner and Dr. Peter            ISSUER            YES         AGAINST           AGAINST

Wuffli to the Board of Directors for further terms of

 three years each

PROPOSAL #8: Re-elect KPMG AG, Zurich, as the group          ISSUER            YES             FOR                  FOR

and Statutory Auditors for a further term of one year

PROPOSAL #9: Miscellaneous                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PDG REALTY SA EMPREENDIMENTOS E PARTICIPACOES, SAO

  TICKER:                  N/A                 CUSIP:   P7649U108

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the Directors accounts, to                 ISSUER            YES             FOR                  FOR

examine, discuss and the Company's consolidated

financial statements for the FY ending 31 DEC 2009

PROPOSAL #II: Approve the distribution of net profits        ISSUER            YES             FOR                  FOR

 from the 2009 FY and the distribution of dividends

PROPOSAL #III: Election of Members of the Board of            ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #IV: Approve to set the total annual                     ISSUER            YES             FOR                  FOR

remuneration for the Members of the Board of

Directors elected, and for the Executive Committee

PROPOSAL #V: Election of Principal and Substitute              ISSUER            YES             FOR                  FOR

Members of the Finance Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PDG REALTY SA EMPREENDIMENTOS E PARTICIPACOES, SAO

  TICKER:                  N/A                 CUSIP:   P7649U108

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the amendments to the Corporate         ISSUER            YES             FOR                  FOR

Bye-laws of the Company and their consolidation to

amend (a) the main part of Article 5 of the Corporate

 Bye-laws which deals with the description of the

share capital, to consolidate the latest changes to

the capital to the date of the EGM, the current

subscribed for share capital on the date of the

publication of this call notice is BRL

2,436,532,378.30 divided into 391,606,196 common

nominative book entry shares with no par value (b)

paragraph 2 of Articles of the Corporate Bye-laws, to

 improve the wording that provides that the

authorized capital limited provided for in the

Corporate Bye-laws can be achieved through one or

more successive issuances totaling the quantity of

shares provided for there (c) items K and R or

Article 13 of the Corporate Bye-laws to make explicit

 that decisions regarding issuances of real estate

credit certificates are now within the authority of

the executive committee and no longer that of the

Board of Directors (d) Article 15 of the Corporate

Bye-laws to a) increase the maximum number of members

 of the Executive Committee to seven members b)

reformulate the composition of the positions of the

Executive Committee, which will come to be composed

of one President Officer, one financial Vice

President Officer, one Investor Relations Officer,

one Investment and Management Planning Officer, one

Operational Administrative Officer, one Financial

Planning Officer and one Legal Officer c) describe

the new duties of the positions as specified d)

exclude the provisions for the existence of officers

without a specific designation e) the main part of

Article 17 of the Corporate Bye-laws to include a

provision that the Company can be represented also by

 one attorney in fact, individually with the specific

 powers, or by two attorneys in fact jointly, with

specific powers as specified in powers of attorney

granted by two officers, jointly or separately f) the

 sole paragraph of Article 18 of the Corporate Bye-

laws, to extend the maximum period of validity of the

PROPOSAL #II: Approve the fourth issuance of simple          ISSUER            YES             FOR                  FOR

debentures, nominative and book entry, not

convertible into shares of the type with a collateral

 guarantee totaling BRL 600,000,000.00, in a single

and indivisible lot, maturing in 5 years from the

issuance, with registration with the securities

commission waived under the terms of Article 5, Line

II, of Securities Commission instruction number 400

of 23 DEC 2003 as amended for the purpose of

financing the construction of residential

developments carried out by the Company 4th issuance

PROPOSAL #III: Authorize the Board Directors of the          ISSUER            YES             FOR                  FOR

Company to amend in regard to the fourth issuance of

debentures, the matters that are dealt with in the

second part of Paragraph 1 of Article 59 of Law 6406

of 15 DEC 1976 as amended law 6404 76

PROPOSAL #IV: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company to take all the measures to make the fourth

issuance of debentures effective including but not

limited to doing the acts necessary for the signature

 of the documents in reference to the respective

issuance negotiation of the remuneration and of the

terms of the issuance indenture and related contracts

 for the hiring of financial institutions authorized

to operate on the securities market as brokers, of

the fiduciary agent paying institution collateral

agent construction project inspector transfer

institution, legal consultants and other institutions

 that may be necessary to carry out the fourth

issuance of debentures establishing their respective

fees, as well as the publication and the registration

 of the corporate documents with the competent bodies

PROPOSAL #V: Ratify all the acts that have been done         ISSUER            YES             FOR                  FOR

by the Executive Committee before the date of the AGM

 and EGM related to the matters contained in the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PDG REALTY SA EMPREENDIMENTOS E PARTICIPACOES, SAO

  TICKER:                  N/A                 CUSIP:   P7649U108

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the protocol and justification          ISSUER            YES             FOR                  FOR

of share Merger entered into between the Management

of Agre Empreendimentos Imobiliarios S.A. and the

Management of Pdg Realty S.A. Empreendimentos E

Participacoes, from here onward the protocol and

justification, in such a way as to carry out the

Merger of the shares issued by Agre Empreendimentos

Imobiliarios S.A., from here onward Agre, into the

Company

PROPOSAL #II: Ratify the hiring of Acal Consultoria E        ISSUER            YES             FOR                  FOR

 Auditoria S.S.A Company with its Headquarters in the

 city and state of rio de janeiro, at av. Rio Branco,

 181, eighteenth floor, Centro, cep 20040.007, with

corporate taxpayer id number 28.005.734.001.82, from

here onward Acal, to proceed with the preparation of

the asset valuation report of Agre and of the Company

 according to the criteria of the market value of

their shares, from here onward the valuation report,

to determine the substitution ratio of the share

PROPOSAL #III: Approve the valuation report by Acal           ISSUER            YES             FOR                  FOR

PROPOSAL #IV: Approve the capital increase of the              ISSUER            YES             FOR                  FOR

Company and making the share Merger effective

PROPOSAL #V: Approve the amendment of the Corporate          ISSUER            YES             FOR                  FOR

Bylaws of the Company, from here onward Corporate

Bylaws, and their consolidation, to amend the main

part of Article 5 of the Corporate Bylaws, which

deals with the description of the share capital, as a

 result of the capital increase mentioned above, with

 the issuance of up to 148,500,001 new shares and an

increase of the share capital of up to BRL

2,298,963,260.10

PROPOSAL #VI: Approve to confirm and ratify all the          ISSUER            YES             FOR                  FOR

acts that have been done by the Executive Committee

before the date of the EGM of Shareholders related to

 the matters contained in the agenda

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PDG REALTY SA EMPREENDIMENTOS E PARTICIPACOES, SAO

  TICKER:                  N/A                 CUSIP:   P7649U108

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the protocol and justification          ISSUER            YES             FOR                  FOR

of share Merger entered into between the Management

of Agre Empreendimentos Imobiliarios S.A. and the

Management of Pdg Realty S.A. Empreendimentos E

Participacoes, from here onward the protocol and

justification, in such a way as to carry out the

Merger of the shares issued by Agre Empreendimentos

Imobiliarios S.A., from here onward Agre, into the

Company

PROPOSAL #II: Ratify the hiring of Acal Consultoria E        ISSUER            YES             FOR                  FOR

 Auditoria S.S.A Company with its Headquarters in the

 city and state of rio de janeiro, at av. Rio Branco,

 181, eighteenth floor, Centro, cep 20040.007, with

corporate taxpayer id number 28.005.734.001.82, from

here onward Acal, to proceed with the preparation of

the asset valuation report of Agre and of the Company

 according to the criteria of the market value of

their shares, from here onward the valuation report,

to determine the substitution ratio of the share

PROPOSAL #III: Approve the valuation report by Acal           ISSUER            YES             FOR                  FOR

PROPOSAL #IV: Approve the capital increase of the              ISSUER            YES             FOR                  FOR

Company and making the share Merger effective

PROPOSAL #V: Approve the amendment of the Corporate          ISSUER            YES             FOR                  FOR

Bylaws of the Company, from here onward Corporate

Bylaws, and their consolidation, to amend the main

part of Article 5 of the Corporate Bylaws, which

deals with the description of the share capital, as a

 result of the capital increase mentioned above, with

 the issuance of up to 148,500,001 new shares and an

increase of the share capital of up to BRL

2,298,963,260.10

PROPOSAL #VI: Approve to confirm and ratify all the          ISSUER            YES             FOR                  FOR

acts that have been done by the Executive Committee

before the date of the EGM of Shareholders related to

 the matters contained in the agenda

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROPAVLOVSK PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G5555S109

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the reports of        ISSUER            YES             FOR                  FOR

 the Directors and Auditors thereon

PROPOSAL #2.: Receive and approve the Directors'                ISSUER            YES             FOR                  FOR

remuneration report

PROPOSAL #3.: Appointment of Deloitte LLP as the                ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #4.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #5.: Re-elect Charlie McVeigh as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #6.: Re-elect Graham Birch as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #7.: Re-elect Lord Guthrie as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #8.: Re-elect Pavel Maslovskiy as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #9.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Approve to disapply statutory pre-             ISSUER            YES             FOR                  FOR

emption rithts

PROPOSAL #S.11: Authorize the Company to purchase              ISSUER            YES             FOR                  FOR

shares

PROPOSAL #S.12: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #S.13: Approve a reduction to allow general         ISSUER            YES             FOR                  FOR

meetings to be called on not less than 14 days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PINNACLE STAFFING GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G7113E101

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts of the Company for         ISSUER            YES             FOR                  FOR

the YE 03 JAN 2010 and the reports of the Directors

and the Auditors thereon

PROPOSAL #2: Re-appointment of UHY Hacker Young LLP          ISSUER            YES             FOR                  FOR

as the Auditor to the Company, to hold office until

the conclusion of the next general meeting at which

accounts are laid before the Company

PROPOSAL #3: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of the Auditors of the Company

PROPOSAL #4: Re-elect John Hodges as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Lynn Young as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the remuneration committee                 ISSUER            YES             FOR                  FOR

report for the YE 03 JAN 2010

PROPOSAL #7: Authorize the Directors, in accordance          ISSUER            YES             FOR                  FOR

with Section 551 of the Companies Act 2006  the Act

 in substitution for any existing authorities to

allot relevant securities , to allot relevant

securities  Section 551 of the Act up to a maximum

nominal amount of GBP 2,921,103  being approximately

30% of the issued share capital of the Company ;

Authority expires the earlier of the conclusion of

the AGM of the Company or 31 AUG 2011 ; and the

Company may allot relevant securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry; CONTD

PROPOSAL #CONT: and authorize the Directors of the            ISSUER             NO              N/A                  N/A

Company to allot equity securities Section 560 of the

 Act  in connection with a rights issue in favour of

ordinary shareholders where the equity securities

respectively attributable to the interests of all

ordinary shares are proportionate  as nearly as may

be  to  the respective numbers of ordinary shares

held by them up to an aggregate nominal amount of GBP

 2,921,103  being approximately 30% of the issued

share capital of the Company ;  Authority expires at

the conclusion of the next AGM of the Company  and

the Directors may allot equity securities in

pursuance of such an offer or agreement as if the

authority conferred hereby had not expired

PROPOSAL #S.8: Authorize the Directors, subject to            ISSUER            YES         AGAINST           AGAINST

the passing of Resolution 7 and pursuant to Section

570 of the Act, to allot equity securities  Section

560 of the Act  for cash as if Section 561(1) did not

 apply to such allotment, provided that this power is

 limited to the allotment of equity securities: a) in

 connection with a rights issue or other issue in

favor of the holders of ordinary shares; b) aggregate

 nominal value of GBP 876,330 being approximately 10%

 of the Company's issued share capital;  Authority

expires the earlier of the conclusion of the AGM of

the Company or 31 JUL 2011 ; and the Company may

allot relevant securities after the expiry of this

authority in pursuance of such an offer or agreement

made prior to such expiry

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PREMIER OIL PLC

  TICKER:                  N/A                 CUSIP:   G7216B145

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Directors and         ISSUER            YES         AGAINST           AGAINST

the financial statements of the Company for the YE 31

 DEC 2009 together with the Auditor's report thereon

PROPOSAL #2: Approve the remuneration report of the          ISSUER            YES             FOR                  FOR

Company for the YE 31 DEC 2009

PROPOSAL #3: Election of Mr M. W Welton as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in accordance with the

Company's Articles of Association and the Combined

Code on Corporate Governance

PROPOSAL #4: Re-election of Mr. J. R. W. Orange as a         ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires in accordance

with the Company's Articles of Association and the

Combined Code on Corporate Governance

PROPOSAL #5: Re-election of Mr'S C Lockett as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires in accordance

with the company's Articles of Association and the

combined code on corporate governance

PROPOSAL #6: Re-election of Professor D. G. Roberts          ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires in

accordance with the Company's Articles of Association

 and the Combined Code on Corporate Governance

PROPOSAL #7: Re-appointment of Deloitte LLP as                   ISSUER            YES         AGAINST           AGAINST

Auditors of the Company until the conclusion of the

next general meeting before which accounts are laid

and to authorize the Directors to fix their

remuneration for 2010

PROPOSAL #8: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

generally and unconditionally, in substitution for

any existing authorities and powers granted to

Directors prior to the passing of this resolution, in

 accordance with Section 551 of the Companies Act

2006  the Act , to allot shares in the Company and to

 grant rights to subscribe for or convert any

security into shares in the Company: up to a nominal

amount of GBP19,395,500  such amount to be reduced by

 the nominal amount allotted or granted under part

below in excess of such sum ; and comprising equity

securities  as defined in Section 560 of the Act up

to a nominal amount of GBP 38,791,000  such amount to

 be reduced by any allotments or grants made under

part above  in connection with an offer by CONTD.

PROPOSAL #CONT: CONTD. way of right issue ; to                   ISSUER             NO              N/A                  N/A

ordinary shareholders in proportion  as nearly as may

 be practicable  to their existing holdings; and to

holders of other equity securities as required by the

 rights of those securities or as the Directors

otherwise consider necessary, and so that the

Directors may impose any limits or restrictions and

make any arrangements which they consider necessary

or appropriate td deal with treasury shares,

fractional entitlements, record dates, legal,

regulatory or any other matter, provided that these

or practical problems in , or under the laws of any

territory or any other matter, provided that these

authorities shall expire at the conclusion of the AGM

 of the Company to be held in 2011, save that the

Company may before such expiry make an offer CONTD.

PROPOSAL #CONT: CONTD. or agreement which would or            ISSUER             NO              N/A                  N/A

might require shares to be allotted or rights to

subscribe for or convert securities into shares to be

 granted after such expiry and the Directors may

allot shares or grant rights to subscribe for or

convert securities into shares in pursuance of such

an offer or agreement as if the authorities conferred

 hereby had not expired

PROPOSAL #S.9: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 571 of the act, in

substitution of any existing authorities and powers

granted in to Directors prior to the passing of this

resolution to allot equity securities within the

meaning of Section 560 of the Act  for cash and/or

sell ordinary shares held by the Company as treasury

shares for cash under the authority conferred by

Resolution 8 as if Section 561 of the act did not

apply to any such allotment or sale provided that

this power shall be limited: to the allotment of

equity securities and sale of treasury shares for

cash in connection with an offer of, or invitation to

 apply for, equity securities but in the case of an

authority granted under part below of Resolution 8,

by way of rights issue only  to ordinary CONTD.

PROPOSAL #CONT: CONTD. shareholders  excluding any            ISSUER             NO              N/A                  N/A

shareholder holding shares as treasury shares  in

proportion  as nearly as may be practicable  to their

 existing holdings of ordinary shares, but subject to

 such exclusions or other arrangements as the

Directors may deem necessary or expedient in respect

of fractions or legal or practical problems in-any

jurisdiction or any other matter; and in the case of

the authority granted under part above of Resolution

8 and/or in the case of any sale or, treasury shares

for cash, to the allotment  otherwise than pursuant

to sub-paragraph above  of equity securities or sale

of treasury shares up to a nominal amount of GBP

2,909,325; and shall expire at the conclusion of the

AGM of the Company to be held in 2011, save that the

 and treasury CONTD.

PROPOSAL #CONT: CONTD. shares to be sold  after such         ISSUER             NO              N/A                  N/A

expiry and the Directors may allot equity securities

 and sell treasury shares  in pursuance of such an

offer or agreement as if the power conferred hereby

had not expired

PROPOSAL #S.10: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company, generally and unconditionally in accordance

with Section 701 of the act to make market purchases

 as defined in Section 693 4  of the Act  of ordinary

 shares, provided that: the Company does not purchase

 under this authority more than 17,455,900 ordinary

shares; the Company does not pay less  exclusive of

expenses  for each ordinary share than the nominal

value of such share; the Company does not pay more

exclusive of expenses  for each ordinary share than

the higher of 5% over the average of the closing mid

market price of the ordinary shares for the 5

business days immediately preceding the date on which

 the company agrees to buy the shares concerned,

based on share prices published in the CONTD.

PROPOSAL #CONT: CONTD. daily official list of the              ISSUER             NO              N/A                  N/A

London Stock Exchange and that stipulated by Article

5 1  of the buy-back and stabilization regulation,

Commission Regulation  EC  of 22 DEC 2003 this

authority shall continue until the conclusion of the

AGM of the Company to be held in 2011 provided that

if the Company has agreed before this date to

purchase ordinary shares where these purchases will

or may be executed  either wholly or in part  after

the authority terminates the Company may complete

such a purchase as if the, authority conferred hereby

 had not expired

PROPOSAL #S.11: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company in calling of general meetings of the Company

  not being ari annual general meeting  by notice of

at least 14 clear days, provided that this authority

shall expire at the conclusion of the AGM of the

company to be held in 2011

PROPOSAL #S.12: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company that the  a the Articles of Association of

the Company be amended, by deleting all the

provisions of the Company's Memorandum of Association

 which, by virtue of Section 28 of the act, are to-be

 treated as provisions of the Company's Articles of

Association; and  b  the Articles of Association

produced to the meeting and initiated by the Chairman

 of the AGM for the purposes of identification be

adopted as the Articles of Association of the Company

 in substitution for, and to the exclusion of, the

existing Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRONOVA BIOPHARMA AS

  TICKER:                  N/A                 CUSIP:   R7042F102

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the opening of the general                 ISSUER            YES             FOR                  FOR

meeting by deputy Chairman of the Board Rikke Reinmo

PROPOSAL #2: Approve the presentation of list of                ISSUER            YES             FOR                  FOR

participating shareholders, in person or by proxy

PROPOSAL #3: Appointment of the persons to Chair the         ISSUER            YES             FOR                  FOR

meeting and to co-sign the minutes

PROPOSAL #4: Approve the notice of meeting and agenda        ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the presentation by Chief                   ISSUER            YES             FOR                  FOR

Executive Officer

PROPOSAL #6: Approve the annual accounts for 2009 of         ISSUER            YES             FOR                  FOR

Pronova Biopharma ASA and the group and the annual

report and allocation of net profit for 2009

PROPOSAL #7: Approve the determination of the                     ISSUER            YES             FOR                  FOR

remuneration of the Members of the Board of Directors

PROPOSAL #8: Approve the remuneration of the                       ISSUER            YES             FOR                  FOR

Company's Auditor

PROPOSAL #9.A: Re-election of Gert Wilhelm Munthe as         ISSUER            YES             FOR                  FOR

a Member to and Chair of the Nomination Committee

PROPOSAL #9.B: Re-election of Alexandra Morris as a          ISSUER            YES             FOR                  FOR

Member of the Nomination Committee

PROPOSAL #10: Approve the determination of the                   ISSUER            YES             FOR                  FOR

remuneration of the Members of the Nomination

PROPOSAL #11: Approve the guidelines for remuneration        ISSUER            YES             FOR                  FOR

 to the senior Management 2010

PROPOSAL #12: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

issue new shares

PROPOSAL #13: Approve the power of attorney to the            ISSUER            YES             FOR                  FOR

Board of Directors to repurchase own shares

PROPOSAL #14: Amend the Articles of Association                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PROVIDENT FINANCIAL PLC, BRADFORD

  TICKER:                  N/A                 CUSIP:   G72783171

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Directors and Auditors                 ISSUER            YES             FOR                  FOR

reports and the audited financial statements of the

Company for the YE 31 DEC 2009

PROPOSAL #2: Approve the Directors remuneration                 ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Declare a final dividend of 38.1p per            ISSUER            YES             FOR                  FOR

share on the ordinary shares of 20 8/11p each in

respect of the YE 31 DEC 2009 and paid on 21 JUN 2010

 to the holders of such ordinary shares on the

register of members of the Company at the close of

the business on 14 MAY 2010

PROPOSAL #4: Re-appoint John Van Kuffeler as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #5: Re-appoint Peter Crook as a Director of         ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #6: Re-appoint Robert Hough as a Director of        ISSUER            YES         AGAINST           AGAINST

 the Company

PROPOSAL #7: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditor of the Company

PROPOSAL #8: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors remuneration

PROPOSAL #9: Authorize the Company and all Companies         ISSUER            YES             FOR                  FOR

that are its subsidiaries at any time during such

period to: a) make political donations to political

parties and/or independent election candidates; b)

make political donations to political organizations

other than political parties; and c) incur political

expenditure; up to an aggregate total amount of GBP

50,000, with the amount authorized for each of heads

 a  to  c  above being limited to the same total; any

 such amounts may comprise sums paid or incurred in

one or more currencies; any sum paid or incurred in a

 currency other than sterling shall be converted into

 sterling at such a rate as the Board may decide is

appropriate; terms used in this resolution have,

where applicable, the meetings they have in part 14

of the Companies Act 2006 on control of political

donations and expenditure;  Authority expires the

earlier of the conclusion of the Company next AGM or

PROPOSAL #10: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 pursuant to section 551 of the Companies act 2006,

to allot shares in the Company and to grant rights to

 subscribe for or to convert any security into such

shares  Allotment Rights , but so that: a) the

maximum amount of shares that may be allotted or made

 the subject of allotment rights under this authority

 are shares with an aggregate nominal value of GBP

9,194,066;  Authority expires the earlier of the

conclusion of the next AGM of the Company or 04 MAY

2011, ; and the Directors may allot equity securities

 after the expiry of this authority in pursuance of

such an offer or agreement made prior to such expiry

PROPOSAL #S.11: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006, to

 make one or more market purchases  as defined in the

 Section 693(4) of the Companies Act 2006  of its own

 ordinary shares of 20 8/11p each ordinary shares ,

such power to be limited: a)to a maximum aggregate

number of 13,441,617 ordinary shares; and b) by the

condition that the minimum price which may be paid

for an ordinary share is the nominal value of that

share and that the maximum price which may be paid

for an ordinary share is the highest of:  i  an

amount equal to 5% above the average market value of

an ordinary share, based on the London Stock Exchange

 Daily Official List, for the 5 business days

immediately preceding the day on which that ordinary

share is contracted to be purchased; Contd..

PROPOSAL #S.12: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities  as defined in the Companies Act

2006  for cash pursuant to the authority conferred by

 Resolution 10, as set out in the notice of this

meeting, and to sell ordinary shares held by the

Company as treasury shares for cash as if section 561

 of the Companies Act 2006 did not apply to such

allotment or sale, such power to be limited: a) to

the allotment of equity securities and sale of

treasury shares for cash in connection with an offer

of , or an invitation to apply for, equity securities

  whether by way of rights issue, open offer or

otherwise :  i  to ordinary shareholders in

proportion  as nearly as may be practicable  to their

 existing holdings; and  ii  to holders of other

equity securities, as required by the rights of those

 securities or, as the Board otherwise considers it

PROPOSAL #S.13: Adopt the regulations produced to the        ISSUER            YES             FOR                  FOR

 meeting and as specified the new Articles of

Association of the Company in substitution for, and

to the exclusion of  i  the existing Articles of

Association and  ii  all provisions of the Company's

Memorandum of Association as at 30 SEP 2009 treated

by Section 28 of the Companies Act 2006 as including

in the existing Articles of Association

PROPOSAL #S.14: Approve that a general meeting, other        ISSUER            YES             FOR                  FOR

 than an AGM, may be called on not less than 14 clear

 days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRYSMIAN S.P.A., MILANO

  TICKER:                  N/A                 CUSIP:   T7630L105

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve the balance sheet as of 31 DEC        ISSUER             NO              N/A                  N/A

 2009, report on the management and proposal for

profit allocation, report of the Board of Auditors,

report of the Auditing Company, related and

consequential resolutions

PROPOSAL #A.2: Appointment of the Board of Auditors          ISSUER             NO              N/A                  N/A

and its Chairman for FYs 2010, 2011 and 2012 upon

determination of the related emoluments

PROPOSAL #A.3: Approve the measures resulting from            ISSUER             NO              N/A                  N/A

the expiry of the Directors Office

PROPOSAL #A.4: Approve the proposal of determination         ISSUER             NO              N/A                  N/A

of the emoluments to the Board of Directors for FY

PROPOSAL #A.5: Approve the Incentive Plan                             ISSUER             NO              N/A                  N/A

PROPOSAL #E.1: Approve the extension of the deadline         ISSUER             NO              N/A                  N/A

for the subscription of the corporate capital

increase deliberated at the meeting held on 30 NOV

2006 in service of the stock option plan approved at

the same meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BANK RAKYAT INDONESIA (PERSERO) TBK

  TICKER:                  N/A                 CUSIP:   Y0697U104

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, ratification         ISSUER            YES             FOR                  FOR

to financial report and Commissioner's Supervision

report for year 2009 and also funding utilization

report of public offering

PROPOSAL #2: Ratification to corporate social and              ISSUER            YES             FOR                  FOR

responsibility report for year 2009 program for book

year 2009

PROPOSAL #3: Approve the profit allocation for year          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #4: Approve to determine the amount of                 ISSUER            YES             FOR                  FOR

Salary, honorarium and tantiem for Company's Board

PROPOSAL #5: Appointment to Public Accountant for              ISSUER            YES             FOR                  FOR

year 2010 ok year 2010 and appointment of public

accountant to Audit the program of partnership and

environment development

PROPOSAL #6: Grant authority to Commissioner to                 ISSUER            YES         AGAINST           AGAINST

increase the capital related to MSOP Management Stock

 Option Program  which were decided on previous

shareholders meeting

PROPOSAL #7: Approve to change the composition of              ISSUER            YES         AGAINST           AGAINST

Company's Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BK CENT ASIA TBK

  TICKER:                  N/A                 CUSIP:   Y7123P138

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve of the Company's annual report          ISSUER            YES             FOR                  FOR

including the Company's financial statements and the

Board of Commissioners supervision report, and grant

discharge [acquit et decharge] to all members of the

Board of Director and the Board of Commissioners of

the Company for their Management and Supervision

during the FYE 31 DEC 2009

PROPOSAL #2: Approve the appropriation of the                     ISSUER            YES             FOR                  FOR

Company's profit for the FYE 31 DEC 2009

PROPOSAL #3: Approve to determine the remuneration or        ISSUER            YES             FOR                  FOR

 honorarium and other benefits for Members of the

Board of Directors and the Board of Commissioners of

the Company

PROPOSAL #4: Appointment of the registered public              ISSUER            YES             FOR                  FOR

accountant to audit the Company's books for the FYE

31 DEC 2010

PROPOSAL #5: Authorize the Board of Directors to pay         ISSUER            YES             FOR                  FOR

interim dividends for the FY 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT SEMEN GRESIK PERSERO TBK

  TICKER:                  N/A                 CUSIP:   Y7142G168

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the changes on Company's Article        ISSUER            YES             FOR                  FOR

 of Association

PROPOSAL #2: Approve the changes on Company's Board           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT SEMEN GRESIK PERSERO TBK

  TICKER:                  N/A                 CUSIP:   Y7142G168

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 annual report and                 ISSUER            YES             FOR                  FOR

ratify the financial statement and Acquit Et de

Charge Company's Board

PROPOSAL #2: Approve the 2009 annual environmental            ISSUER            YES             FOR                  FOR

development partnership program

PROPOSAL #3: Approve the 2009 profit allocation                  ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve to determine salary and                       ISSUER            YES             FOR                  FOR

honorarium Company's Board

PROPOSAL #5: Appoint Public Accountant                                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PUNCH TAVERNS PLC, BURTON UPON TRENT STAFFORDSHIRE

  TICKER:                  N/A                 CUSIP:   G73003108

  MEETING DATE:      12/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the annual report          ISSUER            YES             FOR                  FOR

and financial statements of the Company for the YE 22

 AUG 2009

PROPOSAL #2.: Re-appoint Ernst & Young LLP as the              ISSUER            YES             FOR                  FOR

Auditors of the Company to hold office until the

conclusion of the next general meeting at which

accounts are laid before the Company and authorize

that their remuneration be determined by the Directors

PROPOSAL #3.: Approve the report on the Directors'            ISSUER            YES             FOR                  FOR

remuneration for the YE 22 AUG 2009

PROPOSAL #4.: Authorize the Company and its                        ISSUER            YES             FOR                  FOR

Subsidiaries, at any time during the period for which

 this resolution has effected, in accordance with

Section 366 of the Companies Act 2006 [the '2006'

Act], to: make political donations [as defined in

Section 364 of the 2006 Act] to political parties [as

 defined in Section 363 of the 2006 Act] in aggregate

 not exceeding GBP 50,000; make political donations

[as defined in Section 364 of the 2006 Act] to

political organizations other than political parties

[as defined in Section 363 of such Act] in aggregate

not exceeding GBP 50,000; and to incur political

expenditure [as defined in Section 365 of the 2006

Act] in aggregate not exceeding GBP 50,000;

[Authority expires the earlier of the conclusion of

the next AGM of the Company or after 15 months from

the date passing of this resolution]; and that, in

any event, the aggregate amount of political

donations and political expenditure made or incurred

by the Company and its subsidiaries pursuant to this

resolution shall not exceed GBP 150,000

PROPOSAL #5.: Re-elect Peter Cawdron as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #6.: Re-elect Mike Foster as a Director of          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #7.: Re-elect Ian Fraser as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #8.: Authorize the Directors, in                            ISSUER            YES             FOR                  FOR

substitution for any existing authorities and powers

granted to the Directors prior to the passing of this

 resolution (but without prejudice to any allotments

made pursuant to such authorities) to exercise all

powers of the Company to allot shares and to grant

rights to subscribe for or to convert any security

Into shares in the Company; up to an aggregate

nominal amount of GBP 102,479 (representing

approximately one-third of the Company's ordinary

shares in issue (excluding treasury shares) as at 30

OCT 2009) (such amount to be reduced by the nominal

amount of any equity securities (as defined in the

2006 Act) allotted under paragraph (b) below in

excess of GBP 102,479); and comprising equity

securities (as specified in the 2006 Act) up to a

nominal amount of GBP 204,959 (representing

approximately two-thirds of the Company's ordinary

shares in issue (excluding treasury shares) as at 30

OCT 2009) (including within any such limit any shares

 and rights to subscribe for or convert any security

into shares allotted under paragraph (a) above) in

connection with an offer by way of a rights issue:

(i) to ordinary shareholders in proportion (as nearly

 as maybe practicable) to their existing holdings;

and (ii) to holders of equity securities as required

by the rights of those securities or as the Directors

 otherwise consider necessary, [Authority expires at

the earlier of the conclusion of the next AGM of the

Company or the close of business on15 MAR 2011], save

 that the Company may before such expiry make an

offer or agreement which would or might require

shares to be allotted or rights to subscribe for or

convert into shares to be granted after such expiry

and the Directors may allot shares or grant rights in

 pursuance of such an offer or agreement as if the

PROPOSAL #S.9: Authorize the Directors, in                          ISSUER            YES             FOR                  FOR

substitution for any existing authorities and powers

granted to Directors prior to the passing of this

resolution, to allot equity securities (as defined in

 the 2006 Act) for cash under the authority given by

that resolution anchor sere the allotment is treated

as an allotment of equity securities under Section

560(2)(b) of the 2006 Act, free of the restriction in

 section 561(1) the 2006 Act, such power to be

limited: to the allotment of equity securities in

connection with an offer of equity securities: [i] to

 ordinary shareholders in proportion (as nearly as

may be practicable) to their existing holdings; and

(ii) to holders of other equity securities, as

required by the rights of those securities or, as the

 Directors otherwise consider necessary, and so that

the Directors may impose any limits or restrictions

and make any arrangements which they consider

necessary or appropriate to deal with treasury

shares, fractional entitlements, record dates, legal,

 regulatory or practical problems in, or under the

laws of, any territory or any other matter; in the

case of the authority granted under resolution 8

and/or; in the case of any transfer of treasury

shares which is treated as an allotment of equity

securities under section 560(2)(b) of the 2006 Act,

to the allotment (otherwise than under paragraph (a)

above) of equity securities up to a nominal amount

off GBP 15,372 (representing approximately 5% of the

nominal value of the existing issued share capital as

 at 30 OCT 2009); [Authority expire at earlier of the

 conclusion of the next AGM of the Company or the

close of business on MAR 2011]; Company may before

such expiry make an offer or agreement which would or

 might require equity securities to be allotted after

 such expiry and the Directors may allot equity

securities in pursuance of such an offer or agreement

 as if the thorny conferred hereby had not expired

PROPOSAL #S.10: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the 2006 Act to make one

or more market purchases (within the meaning of

Section 693(4) of the 2006 Act) of its ordinary

shares provided that a) the maximum number of

ordinary shares hereby authorized to be purchased is

64,236,955 and the minimum price, exclusive of

expenses, to be paid for each ordinary share shall

not be less than the nominal value of such share; b)

the maximum price, exclusive of expenses, which may

be paid for an ordinary share is the higher of: (i]

an amount equal to 105% of the average of the dosing

middle market quotations for an ordinary share (as

derived from the London Stock Exchange Daily Official

 List) for the 5 business days immediately preceding

the day on which that ordinary share is contracted to

 be purchased; and (ii) the higher of the price of

the last independent trade and the highest current

Independent bid on the London Stock Exchange at the

time the purchase is carried out; [Authority expire

at earlier of the conclusion of the next AGM of the

Company or the close of business on MAR 2011], save

that the Company may before such expiry make an offer

 or agreement to purchase Its ordinary shares, which

would or might be executed wholly or partly after

such expiry and the Company may purchase the ordinary

 shares pursuant to such offer or agreement as if the

 authority conferred hereby had not expired

PROPOSAL #S.11: Approve the general meeting of the            ISSUER            YES             FOR                  FOR

Company, other than an AGM, may be called on not less

 than 14 clear days'

PROPOSAL #S.12: Adopt the Articles of Association as         ISSUER            YES             FOR                  FOR

specified, as the Company's Articles of Association

in substitution for, and to the exclusion of, the

existing Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PV CRYSTALOX SOLAR PLC, WANTAGE

  TICKER:                  N/A                 CUSIP:   G73011101

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the 2009 annual accounts                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the 2009 Directors' remuneration        ISSUER            YES             FOR                  FOR

 report

PROPOSAL #3: Approve to declare a final dividend for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #4: Re-election of Maarten Henderson as a            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #5: Re-election of Hubert Aulich as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #6: Re-election of Iain Dorrity as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Re-election of Peter Finnegan as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #8: Re-election of John Sleeman as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #9: Re-election of Michael Parker as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #10: Re-appointment of Grant Thornton UK LLP        ISSUER            YES             FOR                  FOR

 as a Auditor

PROPOSAL #11: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

Auditor's remuneration

PROPOSAL #12: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #13: Approve to disapply statutory pre-                ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #14: Authorize the Company to purchase its          ISSUER            YES             FOR                  FOR

own shares

PROPOSAL #15: Adopt the new Articles of Association           ISSUER            YES             FOR                  FOR

PROPOSAL #16: Authorize the Directors to call a                 ISSUER            YES             FOR                  FOR

general meeting on 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RECORD PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G7407T103

  MEETING DATE:      7/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual report and        ISSUER            YES         AGAINST           AGAINST

 the financial statements for the period ended 31 MAR

 2009

PROPOSAL #2.: Declare a dividend of 2.16p per                     ISSUER            YES             FOR                  FOR

Ordinary Share of GBP 0.00025 payable on 05 AUG 2009

to shareholders on the Register of Members as at 26

JUN 2009

PROPOSAL #3.: Elect Mr. Paul Sheriff as a Director of        ISSUER            YES         AGAINST           AGAINST

 the Company

PROPOSAL #4.: Re-elect Mr. Neil Record as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company, who retires in accordance with

Article 93 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Bob Noyen as a Director of        ISSUER            YES         AGAINST           AGAINST

 the Company, who retires in accordance with Article

93 of the Company's Articles of Association

PROPOSAL #6.: Re-appoint Grant Thornton UK LLP as the        ISSUER            YES         AGAINST           AGAINST

 Auditors and authorize the Directors to agree their

remuneration

PROPOSAL #7.: Approve the Directors' Remuneration              ISSUER            YES             FOR                  FOR

report as set out on pages 27 to 29 of the annual

report and financial statements

PROPOSAL #8.: Authorize the Directors, in accordance         ISSUER            YES             FOR                  FOR

with Section 80 of the Companies Act 1985 [the Act],

to allot relevant securities [as specified in Section

 80[2] of the Act], up to a maximum aggregate nominal

 amount of GBP 18,448.40; and further comprising

equity securities [within meaning of Section 94[2] to

 94 [3A] of the Act] up to an aggregate nominal

amount of GBP 36,869.80 in connection with an offer

by way of a rights issue in favor of holders of

Ordinary Shares in the capital of the Company in

proportion [as nearly as may be practicable] to their

 existing holdings of ordinary shares, but subject to

 such exclusions or other arrangements as the

Directors deem necessary or expedient in relation to

fractional entitlements or any legal, regulatory or

practical problems under the laws of any territory,

or the requirements of any Regulatory Body or Stock

Exchange; [Authority expires at the earlier of the

conclusion of the AGM of the Company or 15 months

after the passing of this resolution]; and the

Directors may allot any relevant securities pursuant

to such offer or agreement as if such authority had

PROPOSAL #9.: Approve the amendments to the Rules of         ISSUER            YES             FOR                  FOR

the Record plc Group Bonus Scheme in the form set out

 in the amended rules to the meeting and initialed by

 the Chairman for the purposes of identification, the

 main features of which are summarized in the

Appendix to the Chairman's letter on page 16 of this

Notice of AGM, and authorize the Remuneration

Committee of the Board of Directors to do all acts

and things which it considers necessary or desirable

to implement the amendments

PROPOSAL #S.10: Authorize the Directors, pursuant to         ISSUER            YES             FOR                  FOR

Section 95 of the Companies Act, to allot equity

securities [within the meaning of Section 94 of the

Act] pursuant to the authority conferred by

Resolution 8 above wholly for cash as if Section

89[1] of the Act did not apply to any such allotment

provided that this power is limited to the allotment

of equity securities: in connection with an offer of

equity securities [including, without limitation,

under a rights issue, open offer or similar

arrangements save that in the case of an allotment

pursuant to the authority conferred by Paragraph 8.2

of Resolution 8, such offer shall be by way of rights

 issue only] in favor of holders of ordinary shares

in the capital of the Company in proportion [as

nearly as may be practicable] to their existing

holdings of ordinary shares but subject to such

exclusions or other arrangements as the Directors de

necessary or expedient in relation to fractional

entitlements or any legal, regulatory or practical

problems under the Laws of any Territory, or the

requirements of any Regulatory Body or Stock

Exchange; and otherwise than pursuant to Paragraph

10.1 up to an a nominal amount of GBP 2,767.26, but

the Company may make an offer or agreement which

would or might require equity securities to be

allotted after this power expires and the Directors

may allot equity securities in pursuance of such

offer or agreement as if this power had not expired,

this power applies in relation to a sale of shares

which is an allotment of equity securities by virtue

of Section 94[3A] of the Act as if in the first

paragraph of this resolution the words pursuant to

the authority conferred by Paragraph 8.2 of

Resolution 8 were omitted; [Authority expires the

earlier of the conclusion of the next AGM of the

Company or 15 months]; and the Directors may allot

equity securities after the expiry of this authority

PROPOSAL #S.11: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases [as specified by Section 163[3] of the Act]

 ordinary shares on such terms as the Directors shall

 determine, provided that: the maximum number of

ordinary shares which may be so acquired shall not be

 more than 10% of ordinary shares of the Company in

issue from time to time; the minimum price which may

be so paid is GBP 0.00025 per ordinary share; the

maximum price which may be paid for each ordinary

share shall be the higher of i) 5% above the average

of the middle market quotations for an ordinary share

 [as specified from the Stock Exchange Daily Official

 List] for the 5 business days immediately before the

 day on which the purchase is made [exclusive of

expenses] and ii) the higher of the price of the last

 independent trade and the highest current

independent bid on the trading venue where the

purchase is carried out [exclusive of expenses];

[Authority expires the earlier of the conclusion of

the next AGM of the Company or 15 months]

PROPOSAL #S.12: Approve the that general meeting                ISSUER            YES             FOR                  FOR

[other than any AGM] may be called on not less than

14 clear days' notice

PROPOSAL #S.13: Approve to delete from its Memorandum        ISSUER            YES             FOR                  FOR

 of Association, with effect from 00.01 A. M. on 01

OCT 2009, all of the Company's objects together with

all other provisions of its Memorandum [save for the

statement that the liability of Members is Limited

[which shall, for the avoidance of doubt, be

retained]] which, by virtue of the Companies Act

2006, are to be treated as forming part of the

Company's Articles of Association as of 01 OCT 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REDECARD S A

  TICKER:                  N/A                 CUSIP:   P79941103

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Articles 16, 18 and 19 and              ISSUER            YES             FOR                  FOR

adjustments to the wording in Articles 9, 29, 30, 32,

 34 and 36 of the Corporate By-laws

PROPOSAL #2: Amend the Redecard Stock Option Plan               ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REDECARD S A

  TICKER:                  N/A                 CUSIP:   P79941103

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to examine, discuss and vote            ISSUER            YES             FOR                  FOR

upon the Board of Directors annual report, the

financial statements and Independent Auditors and

Finance Committee report relating to FY ending 31 DEC

 2009

PROPOSAL #2.: Approve the allocation of the net                 ISSUER            YES             FOR                  FOR

profit from the FY and the balance of the retained

profit reserve account

PROPOSAL #3.: Election of the Members of the Board of        ISSUER            YES             FOR                  FOR

 Directors and approve to re-elect the Chairperson of

 the Board of Directors, in accordance with the terms

 of Article 13, 8 of the Corporate Bylaws, note under

 the terms of the applicable legislation

PROPOSAL #4.: Approve to set the global remuneration         ISSUER            YES             FOR                  FOR

of the Board of Directors, the Independent Auditors

and the Directors

PROPOSAL #5.: Approve to substitute the newspaper in         ISSUER            YES             FOR                  FOR

which the notices ordered by Law Number 6404 76 must

be published

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REDECARD SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P79941103

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to decide regarding the                       ISSUER            YES             FOR                  FOR

recomposition of the Board of Directors of the

Company, for the period of 2 year term in office

currently underway, which will last until those who

are elected in 2012 take office

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RHEINMETALL AG, DUESSELDORF

  TICKER:                  N/A                 CUSIP:   D65111102

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and annual report, and the report

pursuant to Sections 289(4) and 315(4) of the German

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 11,500,000 as follows:

payment of a dividend of EUR 0.30 per share EUR

38,360.80 shall be allocated to the other revenue

reserves ex-dividend and payable date: 12 MAY 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: PricewaterhouseCoopers AG, Dusseldorf

PROPOSAL #6.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices not

deviating more than 10% from the market price on or

before 10 MAY 2015, the Board of Managing Directors

shall be authorized to retire the shares, to sell the

 shares at a price not materially below their market

price, to use the shares for acquisition purposes or

to fulfill option and conversion rights, and to

transfer the shares to executives and employees of

the company and its affiliates

PROPOSAL #7.: Resolution on the creation of                        ISSUER            YES             FOR                  FOR

authorized capital, and the corresponding amendment

to the articles of association, the Board of Managing

 Directors shall be authorized, with the consent of

the Supervisory Board, to increase the share capital

by up to EUR 50,000,000 through the issue of shares

against payment in cash and/or kind, on or before 10

MAY 2015, shareholders shall be granted subscription

rights, except for the issue of shares at a price not

 materially below their market price, for the issue

of employee shares of up to EUR 1,000,000, for the

issue of shares for acquisition purposes, and for

residual amounts

PROPOSAL #8.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

issue convertible and/or warrant bonds, the creation

of contingent capital, and the corresponding

amendments to the articles of association The Board

of MDs shall be authorized, with the consent of the

Supervisory Board, to issue interest-bearing bonds of

 up to EUR 750,000,000, having a term of up to 20

years and conferring a conversion or option right for

 up to 7,812,500 new shares, on or before 10 MAY

2015, Shareholders shall be granted subscription

rights, except for the issue of bonds at a price not

materially below their theoretical market value, for

residual amounts, and in order to grant subscription

rights to holders of previously issued conversion and

 option rights, the Company's share capital shall be

increased accordingly by up to EUR 20,000,000 through

 the issue of up to 7,812,500 new shares, insofar as

conversion or option rights are exercised

PROPOSAL #9.: Amendments the Articles of Association         ISSUER            YES             FOR                  FOR

in connection with the Shareholder Rights Directive

Implementation Law (ARUG), as follows: Section 16,

regarding registration for participation in the

shareholders meeting being required at least six days

 in advance along with proof of shareholding as per

the statutory record date, absentee voting being

allowed Section 17, regarding shareholders being

entitled to vote by proxy, instructions to be given

in textual form Section 1, the title being Company

name and domicile Section 2, regarding the object of

the Company being updated Section 11, Supervisory

Board meetings being conveyable by e-mail Section 12,

 regarding an editorial amendment in respect of the

Supervisory Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RHI AG, WIEN

  TICKER:                  N/A                 CUSIP:   A65231101

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Presentation of the financial statements        ISSUER             NO              N/A                  N/A

 and notes, consolidated financial statements 2009 as

 well as the management report and the group

management report, the corporate governance report

and the report of the Supervisory board

PROPOSAL #2: Approve the allocation of accumulated            ISSUER            YES             FOR                  FOR

profit

PROPOSAL #3: Approve the acceptance of the report of         ISSUER            YES             FOR                  FOR

the members of the Management Board for the FY 2009

PROPOSAL #4: Approve the acceptance of the report of         ISSUER            YES             FOR                  FOR

the members of the Supervisory Board for the FY 2009

PROPOSAL #5: Appointment of the Auditor of the                   ISSUER            YES             FOR                  FOR

financial statements and consolidated financial

statements for the FY 2010

PROPOSAL #6: Approve the remuneration of the members         ISSUER            YES             FOR                  FOR

of the Supervisory Board for the FY 2009

PROPOSAL #7: Election the Supervisory Board members           ISSUER            YES             FOR                  FOR

PROPOSAL #8: Authorize the Management Board pursuant         ISSUER            YES             FOR                  FOR

to Section 169 of the Stock Corporation [Aktg] to

increase capital, with the approval of the

Supervisory Board but with further approval by the

AGM until 30 APR 2015 - in several tranches - in

return for a cash contribution by up to EYR

43,406.425.75 by issuing price, the issue conditions

and further details regarding the implementation of

the capital increase; authorize the Supervisory Board

 to amend Section 5 of the Articles of Association in

 accordance with the volume of the capital increase

from authorized capital [Authorized Capital 2010]

PROPOSAL #9: Authorize the Company to acquire                     ISSUER            YES             FOR                  FOR

treasury shares in accordance with Section 65

Paragraph 1(4) Aktg [continuation of teh employee

stock ownership plan 4+1]

PROPOSAL #10: Amend the Articles of Association for          ISSUER            YES             FOR                  FOR

teh purpose of adapting it to the amended legal

regulations - Stock Corporation Amendment Act 2009 as

 well as an amendment of Section 5 with a view to

agenda Item 8

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RM PLC

  TICKER:                  N/A                 CUSIP:   G76053118

  MEETING DATE:      1/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the Company's                 ISSUER            YES             FOR                  FOR

accounts and the reports of the Directors and the

Auditors for the YE 30 SEP 2009

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-elect Tim Brighouse as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect John Windeler as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Rob Sirs as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company to hold office until the conclusion

of the next general meeting at which accounts are

laid before the Company

PROPOSAL #7.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #8.: Approve and adopt the Rules of the RM          ISSUER            YES             FOR                  FOR

plc Performance Share Plan JAN 2010 [PSP], as

specified and authorize the Board to do all such acts

 and things as they may consider necessary or

expedient to carry the PSP into effect; and the Board

 may establish further plans based on the PSP as they

 may consider necessary in relation to any employees

in jurisdictions outside the United Kingdom with such

 modifications as may be necessary or desirable to

take account of local tax, exchange control or

securities laws, provided that any shares made

available under such further plans are treated as

counting against any limits on individual or overall

participation in the PSP

PROPOSAL #9.: Approve the Board report on                            ISSUER            YES             FOR                  FOR

remuneration contained in the Company's annual report

 and accounts for the YE 30 SEP 2009

PROPOSAL #10.: Authorize the Directors, in accordance        ISSUER            YES             FOR                  FOR

 with Section 551 of the 2006 Act, to exercise all

powers of the Company to allot shares in the Company

or grant rights to subscribe for, or convert any

security into, shares in the Company up to a maximum

nominal amount of GBP 621,082; [Authority expires the

 earlier of the conclusion of the next AGM of the

Company or on 01 APR 2011]; the Company may, before

this authority expires, make an offer or agreement

which would or might require shares to be allotted or

 rights to be granted after it expires and the

Directors may allot shares or grant rights in

pursuance of such offer or agreement as if this

authority had not expired; and all previous

unutilized authorities under Section 80 of the

Companies Act 1985 and Section 551 of the 2006 Act

shall cease to have effect [save to the extent that

the same are exercisable pursuant to Section 551(7)

of the 2006 Act by reason of any offer or agreement

made prior to the date of this Resolution which would

 or might require shares to be allotted or rights to

be granted on or after that date

PROPOSAL #S.11: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 10, to allot equity

securities [Section 560 of the 2006 Act] for cash

pursuant to the authority conferred on them by that

Resolution under Section 551 of the 2006 Act; and to

allot equity securities as defined in Section 560(3)

of the 2006 Act [sale of treasury shares] for cash,

in either case as if Section 561 of the 2006 Act did

not apply to the allotment but this power shall be

limited to the allotment of equity securities in

connection with an offer or issue of equity

securities to or in favour of holders of ordinary

shares and pursuant to the authority granted under

Resolution 10 and/or by virtue of Section 560(3) of

the 2006 Act [in each case as specified ] up to a

maximum nominal amount of GBP 93,172; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or on 01 APR 2011]; all previous

unutilized authorities under Section 95 of the

Companies Act 1985 and Sections 570 and 573 of the

2006 Act shall cease to have effect; and the Company

may, before this power expires, make an offer or

agreement which would or might require equity

securities to be allotted after it expires and the

Directors may allot equity securities in pursuance of

 such offer or agreement as if this power had not

PROPOSAL #S.12: Authorize the Company, in accordance         ISSUER            YES             FOR                  FOR

with the 2006 Act, to make market purchases [Section

693 of the 2006 Act] of Ordinary Shares of 2p each in

 the capital of the Company on such terms and in such

 manner as the Directors may determine, provided

that: the maximum number of shares which may be

purchased is 9,317,161; the minimum price which may

be paid for each share is the nominal value thereof;

the maximum price which may be paid for a share shall

 be not more than the higher of an amount equal to 5%

 above the average of the middle market quotations of

 the Company's ordinary shares as derived from the

London Stock Exchange Daily Official List for the 5

business days immediately preceding the day on which

such share is contracted to be purchased and the

amount stipulated by Article 5(1) of the Buy-back and

 Stabilization Regulation 2003; [Authority expires

the earlier of the conclusion of the next AGM of the

Company or on 01 APR 2011]; the Company may make a

contract or contracts to purchase Ordinary Shares

under this authority before its expiry which will or

may be executed wholly or partly after the expiry of

this authority and may make a purchase of Ordinary

Shares in pursuance of such contract; and all

existing authorities for the Company to make market

purchases of Ordinary Shares are revoked, except in

relation to the purchase of shares under a contract

or contracts concluded before the date of this

resolution and which has not yet been executed

PROPOSAL #S.13: Approve, subject to the Company's              ISSUER            YES             FOR                  FOR

Articles of Association, a general meeting [other

than an AGM] may be called on not less than 14 clear

days notice

PROPOSAL #S.14: Amend the definition of 'Adjusted              ISSUER            YES             FOR                  FOR

Capital and Reserves' in Article 103 of the Articles

of Association of the Company [Borrowing Powers] by

deleting Article 103 [C] [III] [h]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROSENBAUER INTERNATIONAL AG, LEONDING

  TICKER:                  N/A                 CUSIP:   A7132W104

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual financial statement,        ISSUER            YES             FOR                  FOR

 status report, corporate governance report, annual

financial statement for the group, group status

report, proposal on appropriation of net profit, as

well as the supervisory Board report for the business

 year 2009

PROPOSAL #2.: Approve the appropriation of net profit        ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Grant discharge of members of the                 ISSUER            YES             FOR                  FOR

management board for 2009

PROPOSAL #4.: Grant discharge of members of the                 ISSUER            YES             FOR                  FOR

supervisory Board for 2009

PROPOSAL #5.: Election of the Auditors for the                   ISSUER            YES             FOR                  FOR

Company and the group for the business year 2010

PROPOSAL #6.: Approve the management Board to                     ISSUER            YES             FOR                  FOR

purchase (buyback) of own shares, pursuant to Para

65.1.4 and 65.1.8 of the share law

PROPOSAL #7.: Amend the Articles of Association in            ISSUER            YES             FOR                  FOR

order to adapt them to new regulations resulting from

 share right amendment law 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RUBIS SA, PARIS

  TICKER:                  N/A                 CUSIP:   F7937E106

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 Company accounts                    ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the 2009 consolidated accounts           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the allocation of profit and              ISSUER            YES             FOR                  FOR

setting of the dividend

PROPOSAL #4: Approve the dividend payment procedures         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Ratify the appointment by the                          ISSUER            YES         AGAINST           AGAINST

Supervisory Board on 10 MAR 2010 of Monsieur Olivier

Mistral as a member of the Supervisory Board to

replace a deceased member

PROPOSAL #6: Approve the renewal for the year of the         ISSUER            YES             FOR                  FOR

mandate of Monsieur Olivier Heckenroth as a member of

 the Supervisory Board

PROPOSAL #7: Approve the renewal for the year of the         ISSUER            YES             FOR                  FOR

mandate of Monsieur Jean-Claude Dejouhanet as a

member of the Supervisory Board

PROPOSAL #8: Approve the renewal for the year of the         ISSUER            YES             FOR                  FOR

mandate of Monsieur Christian Moretti as a member of

the Supervisory Board

PROPOSAL #9: Approve the renewal for two years of the        ISSUER            YES             FOR                  FOR

 mandate of Monsieur Herve Claquin as a member of the

 Supervisory Board

PROPOSAL #10: Approve the renewal for two years of            ISSUER            YES         AGAINST           AGAINST

the mandate of Monsieur Olivier Mistral as a member

of the Supervisory Board

PROPOSAL #11: Approve the renewal for two years of            ISSUER            YES             FOR                  FOR

the mandate of Monsieur Erik Pointillart as a member

of the Supervisory Board

PROPOSAL #12: Approve the renewal for three years of         ISSUER            YES             FOR                  FOR

the mandate of Monsieur Olivier Dassault as a member

of the Supervisory Board

PROPOSAL #13: Approve the renewal for three years of         ISSUER            YES             FOR                  FOR

the mandate of Monsieur Gilles de Suyrot as a member

of the Supervisory Board

PROPOSAL #14: Appointment of Monsieur Jacques-                    ISSUER            YES         AGAINST           AGAINST

Francois de Chaunac-Lanzac as a new member of the

Supervisory Board

PROPOSAL #15: Appointment of Madame Chantal                        ISSUER            YES         AGAINST           AGAINST

Mazzacurati as a new member of the Supervisory Board

PROPOSAL #16: Approve the renewal of the mandate of          ISSUER            YES             FOR                  FOR

Mazars as the Auditor

PROPOSAL #17: Approve the renewal of the mandate of          ISSUER            YES             FOR                  FOR

SCP Jean-Louis Monnot & Laurent Guibourt as the

PROPOSAL #18: Appointment of Madame Manuela Baudouin-        ISSUER            YES             FOR                  FOR

Revert as an Assistant Auditor

PROPOSAL #19: Appointment of Monsieur Pascal                       ISSUER            YES             FOR                  FOR

Faramarzi as an Assistant Auditor

PROPOSAL #20: Grant authority for a Share Buyback              ISSUER            YES         AGAINST           AGAINST

Programme

PROPOSAL #21: Approve the regulated agreements                    ISSUER            YES             FOR                  FOR

PROPOSAL #22: Grant powers for formalities                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAFT GROUPE, BAGNOLET

  TICKER:                  N/A                 CUSIP:   F7758P107

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual financial                        ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009 and allocation

of income for the FY

PROPOSAL #O.2: Approve the consolidated  financial            ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the regulated Agreements                 ISSUER            YES         AGAINST           AGAINST

pursuant to Article L.225-86 of the Commercial Code

PROPOSAL #O.4: Approve the distribution of a dividend        ISSUER            YES             FOR                  FOR

 of EUR 0.68 per share

PROPOSAL #O.5: Approve the option offered to the                ISSUER            YES             FOR                  FOR

shareholders for payment of the dividend in shares

PROPOSAL #O.6: Authorize the Executive Board to                 ISSUER            YES             FOR                  FOR

proceed with transactions on the Company's shares as

part of a liquidity contract

PROPOSAL #O.7: Authorize the Executive Board to                 ISSUER            YES             FOR                  FOR

proceed with transactions on the Company's shares

PROPOSAL #O.8: Approve to determine the annual amount        ISSUER            YES             FOR                  FOR

 of attendance allowances for the FY 2010 allocated

to the members of the Supervisory Board

PROPOSAL #E.9: Approve the delegation of authority to        ISSUER            YES             FOR                  FOR

 be granted to the Executive Board to grant options

to subscribe for shares in favor of members of the

salaried staff and corporate officers

PROPOSAL #E.10: Approve the delegation of authority          ISSUER            YES             FOR                  FOR

to be granted to the Executive Board to decide on

issuing shares and/or securities giving access

immediately or in the future to the capital of the

Company with preferential subscription rights

PROPOSAL #E.11: Approve the delegation of authority          ISSUER            YES             FOR                  FOR

to be granted to the Executive Board to decide on

issuing shares and/or securities giving access

immediately or in the future to the capital of the

Company with cancellation of preferential

subscription rights and ability to confer a priority

PROPOSAL #E.12: Approve the delegation of authority          ISSUER            YES             FOR                  FOR

to be granted to the Executive Board to decide on an

increase of capital of the Company by issuing without

 preferential subscription rights, shares or

securities giving access to the capital by way of

private investment referred to in Article L.411-2, II

 of the Monetary and Financial Code

PROPOSAL #E.13: Approve the overall limitation of the        ISSUER            YES             FOR                  FOR

 authorizations

PROPOSAL #E.14: Authorize the Executive Board to                ISSUER            YES             FOR                  FOR

carry out a share capital increase by issuing shares

reserved for members of a company savings plan

established in accordance with Articles L.3332-18 et

seq. of the Code of Labor, with cancellation of

preferential subscription rights in favor of the

PROPOSAL #E.15: Authorize the Executive Board to                ISSUER            YES             FOR                  FOR

reduce the capital of the Company pursuant to the

provisions in Article L.225-209 of the Commercial

Code, subject to the adoption of the 7th resolution

authorize the Executive Board to proceed with

transactions on the Company's shares

PROPOSAL #E.16: Amend the Article 18.3 of the                     ISSUER            YES         AGAINST           AGAINST

Statutes of the Company to allow the progressive

renewal of the members of the Supervisory Board

PROPOSAL #E.17: Amend the Article 22.14 of the                   ISSUER            YES             FOR                  FOR

Statutes of the Company to allow remote voting by

electronic means for the General Meetings

PROPOSAL #O.18: Powers for the formalities                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMSUNG C&T CORP

  TICKER:                  N/A                 CUSIP:   Y7470R109

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 59th income statement,                 ISSUER            YES             FOR                  FOR

balance sheet and the disposition of retained earning

PROPOSAL #2: Election of Jung Yun-Joo as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMSUNG SDI CO LTD, SUWON

  TICKER:                  N/A                 CUSIP:   Y74866107

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend the Articles of incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Election of Chihoon Choi as a Director         ISSUER            YES             FOR                  FOR

(Inside Director)

PROPOSAL #4.: Approve the remuneration for the                   ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SBM OFFSHORE NV

  TICKER:                  N/A                 CUSIP:   N7752F148

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Receive the report of the Management              ISSUER             NO              N/A                  N/A

Board for the FY 2009

PROPOSAL #3: Receive the report of the Supervisory            ISSUER             NO              N/A                  N/A

Board and of its sub-committees for the FY 2009

PROPOSAL #4.1: Adopt the annual accounts                              ISSUER             NO              N/A                  N/A

PROPOSAL #4.2: Approve that in accordance with the            ISSUER             NO              N/A                  N/A

dividend policy of the Company, a total dividend of

USD 0.67 (2008: USD 0.93) per ordinary share is

proposed out of the net result of the Company's

continuing operations, realized in the period 01 JAN

2009 through 31 DEC 2009, the pay out amounts to 50%

(2008: 60%, exceptionally payable 50% in cash and 50%

 in stock), the ex-dividend date will be 16 APR 2010,

 the record date will be CONTD.

PROPOSAL #5.1: Summary of the Corporate Governance            ISSUER             NO              N/A                  N/A

policy

PROPOSAL #5.2: Approve to install a new Technical              ISSUER             NO              N/A                  N/A

Committee to enable the Supervisory Board to have a

better understanding of the Company's exposure to

technical risks and to facilitate its supervisory

duties of technical and project management matters,

the Technical Committee will consist of 2 Members of

the Supervisory Board, Mr. T. Ehret (Chairman) and

Mr. R. Van Gelder, it is proposed to award the CONTD.

PROPOSAL #6.1: Grant discharge to the Managing                   ISSUER             NO              N/A                  N/A

Directors for their management during 2009

PROPOSAL #6.2: Grant discharge to the Supervisory              ISSUER             NO              N/A                  N/A

Directors for their supervision during 2009

PROPOSAL #7: Appointment of KPMG Accountants N.V. as         ISSUER             NO              N/A                  N/A

the External Auditor of the Company

PROPOSAL #8.1: Authorize the Management Board, in              ISSUER             NO              N/A                  N/A

accordance with Article 4 of the Company's Articles

of Association, subject to the approval of the

Supervisory Board, to issue ordinary shares and to

grant rights to subscribe for ordinary shares, the

authorization will be limited to 10% of the issued

ordinary shares as at the time of this authorization,

 which percentage will be increased to 20% in case of

 mergers and acquisitions, and to allow to react in a

 timely way with regard to the financing of the

Company;  Authority expires after 18 months ; in

accordance with the current Corporate Governance

practice, starting after approval of the proposed

resolution

PROPOSAL #8.2: Approve to designate, in accordance            ISSUER             NO              N/A                  N/A

with Article 6 of the Company's Articles of

Association, the Management Board as the Corporate

Body authorized, subject to the approval of the

Supervisory Board, to restrict or to exclude pre-

emption rights in connection with the issue of/grant

of rights to subscribe for ordinary shares in

accordance with Article 96, Book 2 of the Dutch Civil

 Code, as it is the case for the proposal referred to

 under resolution 8.1, the designation is limited to

a period of 18 months, in order for this proposal to

be approved, a majority of at least 2/3 is required

if less than 50% of the issued share capital is

represented at the meeting, if half or more of the

issued share capital is represented, a simple

majority is sufficient

PROPOSAL #9: Authorize the Management Board, in                 ISSUER             NO              N/A                  N/A

accordance with Article 7 of the Company's Articles

of Association, subject to the approval of the

Supervisory Board, and without prejudice to the

provisions of Article 98, Book 2 of the Dutch Civil

Code, to acquire ordinary shares representing a

maximum of 10% of the Company's issued share capital,

 with regard to the ordinary shares, the mandate is

requested to acquire ordinary shares at a CONTD.

PROPOSAL #10.1: The end-of-term resignation of Mr.            ISSUER             NO              N/A                  N/A

L.J.A.M. Ligthart as the Vice-Chairman and the Member

 of the Supervisory Board

PROPOSAL #10.2: Appointment, in accordance with                 ISSUER             NO              N/A                  N/A

Article 23 of the Articles of Association of the

Company, of Mr. F.J.G.M. Cremers as a Member of the

Supervisory Board for a period of 4 years, expiring

at the AGM of Shareholders of 2014; if the general

meeting appoints Mr. F.J.G.M. Cremers as a member of

the Supervisory Board, Mr. F.J.G.M. Cremers will also

 be appointed by the Supervisory Board as chairman of

 the Audit Committee

PROPOSAL #11: Communications and questions                           ISSUER             NO              N/A                  N/A

PROPOSAL #12: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SCHOELLER-BLECKMANN OILFIELD EQUIPMENT AG, TERNITZ

  TICKER:                  N/A                 CUSIP:   A7362J104

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the annual          ISSUER            YES             FOR                  FOR

reports

PROPOSAL #2: Approve the distribution                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Grant discharge to the Board of Directors      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Grant discharge to the Supervisory Board        ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the remuneration of the                       ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #6: Election of the Balance Sheet Auditor             ISSUER            YES             FOR                  FOR

PROPOSAL #7.A: Approve the buyback of own shares                ISSUER            YES             FOR                  FOR

PROPOSAL #7.B: Approve the usage of shares bought back      ISSUER            YES             FOR                  FOR

PROPOSAL #8: Amend the bylaws                                                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SELOGER.COM, PARIS

  TICKER:                  N/A                 CUSIP:   F8300W111

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company's accounts for FY            ISSUER            YES             FOR                  FOR

2009 and grant discharge to the Board of Directors,

the Supervisory Board and the Statutory Auditors

PROPOSAL #2: Approve the consolidated accounts for FY        ISSUER            YES             FOR                  FOR

 2009

PROPOSAL #3: Approve the allocation of result                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the agreements regulated under          ISSUER            YES             FOR                  FOR

Article L. 225-38 et seq. of the Code de Commerce for

 the YE 31st DEC 2009 and for prior years

PROPOSAL #5: Approve the allocation of the Directors'        ISSUER            YES             FOR                  FOR

 attendance fees payable to members of the Company's

Supervisory Board

PROPOSAL #6: Authorize the Company to buy its own              ISSUER            YES             FOR                  FOR

shares: maximum purchase price 50 euros

PROPOSAL #7: Grant powers for the necessary legal              ISSUER            YES             FOR                  FOR

formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEMBCORP INDS LTD

  TICKER:                  N/A                 CUSIP:   Y79711159

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and audited accounts for the YE 31 DEC 2009 and the

Auditors' report thereon

PROPOSAL #2: Declare a final ordinary tax exempt 1-           ISSUER            YES             FOR                  FOR

tier dividend of 15 cents per ordinary share for the

YE 31 DEC 2009

PROPOSAL #3: Re-elect Goh Geok Ling as a Director,            ISSUER            YES             FOR                  FOR

who retires by rotation pursuant to Article 93 of the

 Company's Articles of Association

PROPOSAL #4: Re-elect Evert Henkes as a Director, who        ISSUER            YES             FOR                  FOR

 retires by rotation pursuant to Article 93 of the

Company's Articles of Association

PROPOSAL #5: Re-elect Ang Kong Hua as a Director                ISSUER            YES             FOR                  FOR

retiring pursuant to Article 99 of the Company's

Articles of Association

PROPOSAL #6: Re-appoint Richard Hale, OBE (                        ISSUER            YES             FOR                  FOR

Independent Chairman of audit committee) as a

Director, who retires under Section 153(6) of the

Companies Act, Chapter 50 of Singapore, to hold

office from the date of this AGM until the next AGM

PROPOSAL #7: Approve the Directors' fees of SGD                 ISSUER            YES             FOR                  FOR

802,000 for the YE 31 DEC 2009

PROPOSAL #8: Re-appoint KPMG LLP as the Auditors of          ISSUER            YES             FOR                  FOR

the Company and authorize the Directors to fix their

remuneration

PROPOSAL #9: Authorize the Directors to issue shares         ISSUER            YES             FOR                  FOR

in the capital of the Company, whether by way of

rights, bonus or otherwise; and / or to make or grant

 offers, agreements or options that might or would

require shares to be issued, including but not

limited to the creation and issue of warrants,

debentures or other instruments convertible into

shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may, in their absolute discretion,

deem fit; and issue shares in pursuance of any

instrument made or granted by  the Directors while

this resolution was in force; provided that the

aggregate number of shares to be issued pursuant to

this resolution by way of renounceable rights issues

on a pro rata basis to shareholders of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEMBCORP INDS LTD

  TICKER:                  N/A                 CUSIP:   Y79711159

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Company, for the purposes         ISSUER            YES             FOR                  FOR

of Chapter 9 of the Listing Manual [Chapter 9] of the

 Singapore Exchange Securities Trading Limited [the

SGX-ST], and its subsidiaries and associated

companies that are entities at risk [as that term is

used in Chapter 9], or any of them, to enter into any

 of the transactions falling within the types of

interested person transactions as specified with any

party who is of the class of interested persons as

specified, provided that such transactions are made

on normal commercial terms and in accordance with the

 review procedures for such interested person

transactions; [Authority expires until the conclusion

 of the next AGM of the Company]; and authorize the

Directors of the Company to complete and do all such

acts and things [including executing all such

documents as may be required] as they may consider

expedient or necessary or in the interests of the

Company to give effect to the IPT Mandate and/or this

PROPOSAL #2: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 of Singapore [the Companies

 Act], to purchase or otherwise acquire issued

ordinary shares in the capital of the Company [the

Shares] not exceeding in aggregate the Maximum Limit

[as specified], at such price or prices as may be

determined by the Directors from time to time up to

the Maximum Price [as specified], whether by way of:

[a] market purchase[s] on the SGX-ST; and/or [b] off-

market purchase[s] [if effected otherwise than on the

 SGX-ST] in accordance with any equal access

scheme[s] as may be determined or formulated by the

Directors as they consider fit, which scheme[s] shall

 satisfy all the conditions prescribed by the

Companies Act, and otherwise in accordance with all

other laws and regulations and rules of the SGX-ST as

 may for the time being be applicable, [the Share

Purchase Mandate]; [Authority expires the earlier of

the date on which the next AGM of the Company is held

 or the date by which the next AGM of the Company is

required by law to be held]; and to complete and do

all such acts and things [including executing such

documents as may be required] as they and/or he may

consider expedient or necessary to give effect to the

 transactions contemplated and/or authorized by this

Resolution

PROPOSAL #3: Authorize the SembCorp Industries Share         ISSUER            YES             FOR                  FOR

Option Plan, the SembCorp Industries Performance

Share Plan and the SembCorp Industries Restricted

Stock Plan [together, the Existing Share Plans] are

terminated, provided that such termination shall be

without prejudice to the rights of holders of options

 and awards accepted and outstanding under the

Existing Share Plans as at the date of such

termination; [2] a new performance share plan to be

known as the Sembcorp Industries Performance Share

Plan 2010 [the SCI PSP 2010], the rules of which, for

 the purpose of identification, have been subscribed

to by the Chairman of the Meeting, under which awards

 [PSP Awards] of fully paid up Shares, their

equivalent cash value or combinations thereof will be

 granted, free of payment, to selected employees

[including executive Directors] of the Company, its

subsidiaries and associated companies, details of

which are set out in the Circular, be and is hereby

approved; [3] the Directors of the Company be and are

 hereby authorized: [a] to establish and administer

the SCI PSP 2010; and [b] to modify and/or alter the

SCI PSP 2010 at any time and from time to time,

provided that such modification and/or alteration is

effected in accordance with the provisions of the SCI

 PSP 2010, and to do all such acts and to enter into

all such transactions and arrangements as may be

necessary or expedient in order to give full effect

to the SCI PSP 2010; and [4] the Directors of the

Company be and are hereby authorized to grant PSP

Awards in accordance with the provisions of the SCI

PSP 2010 and to allot and issue from time to time

such number of fully paid-up Shares as may be

required to be delivered pursuant to the vesting of

PSP Awards under the SCI PSP 2010, provided that: [a]

 the aggregate number of [i] new Shares allotted and

issued and/or to be allotted and issued, [ii]

existing Shares [including Shares held in treasury]

delivered and/or to be delivered, and [iii] Shares

released and/or to be released in the form of cash in

 lieu of Shares, pursuant to the SCI PSP 2010 and the

 SCI RSP 2010 [as defined in Resolution 4 below],

shall not exceed 7% of the total number of issued

Shares [excluding treasury shares] from time to time;

 and [b] the aggregate number of Shares under PSP

Awards and RSP Awards [as defined in Resolution 4

below] to be granted pursuant to the SCI PSP 2010 and

 the SCI RSP 2010 respectively during the period

commencing from this EGM and ending on the date of

the next AGM of the Company or the date by which the

next AGM of the Company is required by law to be

held, whichever is the earlier, shall not exceed 1%

of the total number of issued Shares [excluding

PROPOSAL #4: Authorize the Sembcorp Industries                   ISSUER            YES             FOR                  FOR

Restricted Share Plan 2010 [the SCI RSP 2010], the

rules of which, for the purpose of identification,

have been subscribed to by the Chairman of the

Meeting, under which awards [RSP Awards] of fully

paid-up Shares, their equivalent cash value [where

applicable] or combinations thereof [where

applicable] will be granted, free of payment, to

selected employees [including executive Directors]

and non-executive Directors of the Company, its

subsidiaries and associated companies, details of

which are set out in the Circular, be and is hereby

approved; [2] the Directors of the Company be and are

 hereby authorized: [a] to establish and administer

the SCI RSP 2010; and [b] to modify and/or alter the

SCI RSP 2010 at any time and from time to time,

provided that such modification and/or alteration is

effected in accordance with the provisions of the SCI

 RSP 2010, and to do all such acts and to enter into

all such transactions and arrangements as may be

necessary or expedient in order to give full effect

to the SCI RSP 2010; and [3] the Directors of the

Company be and are hereby authorized to grant RSP

Awards in accordance with the provisions of the SCI

RSP 2010 and to allot and issue from time to time

such number of fully paid-up Shares as may be

required to be delivered pursuant to the vesting of

RSP Awards under the SCI RSP 2010, provided that: [a]

 the aggregate number of [i] new Shares allotted and

issued and/or to be allotted and issued, [ii]

existing Shares [including Shares held in treasury]

delivered and/or to be delivered, and [iii] Shares

released and/or to be released in the form of cash in

 lieu of Shares, pursuant to the SCI RSP 2010 and the

 SCI PSP 2010, shall not exceed 7% of the total

number of issued Shares [excluding treasury shares]

from time to time; and [b] the aggregate number of

Shares under RSP Awards and PSP Awards to be granted

pursuant to the SCI RSP 2010 and the SCI PSP 2010

respectively during the period commencing from this

EGM and ending on the date of the next AGM of the

Company or the date by which the next AGM of the

Company is required by law to be held, whichever is

the earlier, shall not exceed 1% of the total number

of issued Shares [excluding treasury shares] from

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEMIRARA MINING CORPORATION

  TICKER:                  N/A                 CUSIP:   Y7627Y155

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Call to order                                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the notice of meeting and                 ISSUER            YES             FOR                  FOR

certification of quorum

PROPOSAL #3.: Approve the minutes of previous meeting        ISSUER            YES             FOR                  FOR

 held on 04 MAY 2009

PROPOSAL #4.: Approve the management report                         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Ratify the acts of the Board of                     ISSUER            YES             FOR                  FOR

Directors and management from the date of the last

annual stockholders meeting to the date of this

PROPOSAL #6.: Approve the Corporate suretyship,                 ISSUER            YES             FOR                  FOR

shareholder's support and the pledge of 67% of the

Corporation's shares held in Sem-Calaca power

Corporation to guarantee SCPC's loan obligations in

accordance with SCPC's project debt facility

agreement dated 17 FEB 2010 executed between SCPC and

 BDO capital and investment Corporation and amended

on MAR 18 and 22, 2010

PROPOSAL #7.1: Election of David M. Consunji as a              ISSUER            YES             FOR                  FOR

Director for the year 2010-2011

PROPOSAL #7.2: Election of Isidro A. Consunji as a            ISSUER            YES             FOR                  FOR

Director for the year 2010-2011

PROPOSAL #7.3: Election of Victor A. Consunji as a            ISSUER            YES             FOR                  FOR

Director for the year 2010-2011

PROPOSAL #7.4: Election of Jorge A. Consunji as a              ISSUER            YES             FOR                  FOR

Director for the year 2010-2011

PROPOSAL #7.5: Election of Cesar A. Buenaventura as a        ISSUER            YES             FOR                  FOR

 Director for the year 2010-2011

PROPOSAL #7.6: Election of MA. Cristina C. Gotianun          ISSUER            YES             FOR                  FOR

as a Director for the year 2010-2011

PROPOSAL #7.7: Election of George G. San Pedro as a          ISSUER            YES         AGAINST           AGAINST

Director for the year 2010-2011

PROPOSAL #7.8: Election of MA. Edwina C. Laperal as a        ISSUER            YES             FOR                  FOR

 Director for the year 2010-2011

PROPOSAL #7.9: Election of Herbert M. Consunji as a          ISSUER            YES             FOR                  FOR

Director for the year 2010-2011

PROPOSAL #7.10: Election of Victor C. Macalincag as a        ISSUER            YES             FOR                  FOR

 Independent Director for the year 2010-2011

PROPOSAL #7.11: Election of Federico E. Puno as a              ISSUER            YES             FOR                  FOR

Independent Director for the year 2010-2011

PROPOSAL #8.: Appointment of Independent External              ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #9.: Adjournment                                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEVEN BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J7164A104

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHENZHEN EXPRESSWAY CO LTD

  TICKER:                  N/A                 CUSIP:   Y7741B107

  MEETING DATE:      8/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the immediate appointment of            ISSUER            YES             FOR                  FOR

Mr. Zhong Shan Qun as the Shareholders'

Representative Supervisor of the 5th session of the

Supervisory Committee of the Company, with a term

starting from the date of appointment till 31 DEC 2011

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHENZHEN EXPRESSWAY CO LTD

  TICKER:                  N/A                 CUSIP:   Y7741B107

  MEETING DATE:      1/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the immediate appointment of            ISSUER            YES             FOR                  FOR

Mr. He Sen as the shareholders' representative

supervisor of the 5th session of the Supervisory

Committee of the Company, with a term starting from

the date of appointment till 31 DEC 2011

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINKO PLANTECH CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J73456105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINMAYWA INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J73434102

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHRIRAM TRANSPORT FINANCE CO LTD

  TICKER:                  N/A                 CUSIP:   Y7758E119

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet of the Company as at 31 MAR 2009 and the profit

 and loss account for the YE on that date together

with the reports of Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend on Equity                ISSUER            YES             FOR                  FOR

Shares for the FYE 31 MAR 2009

PROPOSAL #3.: Re-appoint Mr. Adit Jain as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #4.: Re-appoint Mr. M. M. Chitale as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. S. Venkatakrishnan as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. S.R. Batliboi and Company         ISSUER            YES             FOR                  FOR

Chartered Accountants, Mumbai and M/s. G.D. Apte and

Company Chartered Accountants, Mumbai, jointly as the

 Auditors of the Company to hold such office from the

 conclusion of this meeting, until the conclusion of

the next AGM, on such remuneration plus out of pocket

 expenses, if any, as may be mutually agreed upon

between the Board of Directors of the Company and the

 said Auditors

PROPOSAL #7.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company to appoint and fix the remuneration of any

person/(s) qualified for appointment as the Auditor

of the Company under Section 226 of the Companies

Act, 1956, for auditing the accounts of the branch

offices of the Company for the year 2009-10, in

consultation with the Auditors of the Company

PROPOSAL #8.: Authorize the Board of Directors of the        ISSUER            YES         AGAINST           AGAINST

 Company, in supersession of the resolution passed at

 the 29 AGM of the Company held on 31 JUL 2008 and

pursuant to Section 293(1)(d) and other applicable

provisions, if any, of the Companies Act, 1956, to

borrow for the purpose of the business of the Company

 from time to time on such terms and conditions as

the Board of Directors may deem fit, notwithstanding

that the monies to be borrowed together with the

monies already borrowed by the Company [apart from

temporary loans obtained and/or to be obtained from

the Company's bankers in the ordinary course of

business] will or may exceed the aggregate of the

paid up Capital of the Company and its free reserves

that is to say, Reserves not set apart for any

specific purpose, so that the total amounts up to

which the monies may be borrowed by the Board of

Directors shall not at any time exceed INR 30,000

PROPOSAL #9.: Approve that, in supersession of the            ISSUER            YES         AGAINST           AGAINST

resolution passed at the 29 AGM of the Company held

on 31 JUL 2008, and pursuant to Section 293(1)(a) and

 other applicable provisions, if any, of the

Companies Act, 1956, consent of the Company be and is

 hereby accorded to the Board of Directors of the

Company for mortgaging and/or charging in such form

and manner and on such terms and at such time(s) as

the Board of Directors may deem fit, the movable

and/or immovable properties of the Company, wherever

situate, present and future, whether presently

belonging to the Company or not, in favour of any

person including, but not limited to,

financial/investment institution(s), bank(s),

insurance Company(ies), mutual fund(s), corporate

body(ies), trustee(s) to secure the debentures,

loans, hire purchase and/or lease portfolio

management transaction(s) for finance and other

credit facilities up to a sum not exceeding INR

40,000 Crores; and authorize the Board of Directors

or such Committee or person/(s) as authorised by the

Board to finalize the form, extent and manner of, and

 the documents and deeds, as may be applicable, for

creating the appropriate mortgages and/or charges on

such of the immovable and/or, movable properties of

the Company on such terms and conditions as may be

decided by the Board of Directors in consultation

with the lenders and for reserving the aforesaid

right and for performing all such acts and things as

PROPOSAL #S.10: Amend, pursuant to Section 31 and all        ISSUER            YES             FOR                  FOR

 other applicable provisions of the Companies Act,

1956, [including any statutory modifications or re-

enactment thereof for the time being in force]

[hereinafter referred to as the Act], and provisions

of all other applicable laws and regulations

applicable there under, provisions in the Memorandum

of Association and Articles of Association of the

Company and in accordance with the Listing Agreement

entered into by the Company with the Stock Exchanges

where the equity shares of the Company are listed,

and such other approvals, consents, permissions,

sanctions as may be necessary, the existing Article

36 of the Articles of Association of the Company

relating to affixation of the Common Seal be

substituted as under: the seal, shall not be affixed

to any instrument except by authority of a resolution

 of the Board of Directors or a Committee thereof and

 unless the Board of Directors or its Committee as

the case may be, otherwise determines, every deed or

other instrument to which the seal is required to be

affixed shall, unless the same is executed by a duly

constituted attorney for the Company or a person so

authorized by the Board or Committee, be signed by

one Director at least in whose presence the seal

shall have been affixed and countersigned by such

other person as may from time to time be authorized

by the Board of Directors or Committee as the case

may be, provided nevertheless that any instrument

bearing the seal of the Company and issued by

valuable consideration shall be binding on the

Company notwithstanding any irregularities touching

the authority to issue the same the provisions of

this Article shall not apply to affixing of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHRIRAM TRANSPORT FINANCE CO LTD

  TICKER:                  N/A                 CUSIP:   Y7758E119

  MEETING DATE:      12/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, in accordance              ISSUER            YES         AGAINST           AGAINST

with the provisions of Section 81[1A] and all other

provisions applicable, if any, of the Companies Act

1956 ['the Act'] including any statutory

modifications or re-enactments thereof for the time

being in force, the provisions of the Memorandum and

Articles of Association of the Company, Securities

and Exchange Board of India [Issue of Capital and

Disclosure Requirements] Regulations, 2009 [SEBIICDR

Regulations'], the provisions of the listing

Agreement entered into by the Company with the Stock

Exchanges, where the shares of the Company are

listed, the provisions of Foreign Exchange Management

 Act, 1999 and rules and regulations framed there

under, and subject to the applicable statutes,

guidelines, regulations, approvals, consents,

permissions or sanctions of the Central Government,

the Reserve Bank of India, Securities and Exchange

Board of India, Stock Exchanges and any other

appropriate and/or concerned authorities,

institutions or bodies [the 'Approvals']; and such

conditions or modifications as may be prescribed by

any of them while granting any such approvals, which

may be agreed to, in its sole discretion, by the

Board of Directors of the Company [hereinafter called

 'the Board' which term shall be deemed to include

any Committee which the Board may have constituted or

 hereinafter constitute from lime to time to exercise

 its powers including the power conferred by this

resolution]; to create, offer, issue and allot on

such occasion or occasions, in 1 or more tranches, as

 may be determined by the Board in the course of

domestic and/or international offering[s], to

domestic and/or foreign institutions, non-resident

Indians, Indian Public Companies, corporate bodies,

trusts, mutual funds, venture capital funds, foreign

venture capital investors, banks [including Co-

Operative Banks and Regional Rural Banks], Insurance

Companies, provident funds, pension funds,

superannuation funds, national investment fund,

stabilizing agents, anchor investors, Qualified

Institutional Buyers as defined under Clause

2.[1][zd] of SEBI ICDR Regulations by way of

Qualified Institutions Placement[s] under Chapter

VIII 01 the SEBI ICDR Regulations, individuals or

otherwise, whether shareholders of the Company or not

 and/or through a public issue, rights issue,

composite issue, and/or on a private placement basis,

 Indian Depository Receipts [IDRs] under Chapter X of

 the SEBIICDR Regulations, equity shares, preference

shares convertible into equity shares [or otherwise]

or any other instruments/securities including

warrants representing either equity shares and for

convertible/exchangeable securities linked to equity

shares Including but not limited to Global Depository

 Receipts [GDRs] and/or American Depository Receipts

[ADRs] [hereinafter referred to as Securities]

through 1 or more Prospectus, and/or letter of offer

or Shelf Information Memorandum for issue and

allotment of Securities not exceeding an amount of

INR 1000 Crores, including premium, it any, in

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHRIRAM TRANSPORT FINANCE CO LTD

  TICKER:                  N/A                 CUSIP:   Y7758E119

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited balance sheet of the        ISSUER            YES             FOR                  FOR

 Company as at 31 MAR 2010 and the profit and loss

account for the YE on that date together with the

reports of the Directors and the Auditors thereon

PROPOSAL #2: Declare a dividend on equity shares for         ISSUER            YES             FOR                  FOR

the FYE 31 MAR 2010

PROPOSAL #3: Re-appoint Mr. S.M. Bafna as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #4: Re-appoint Mr. M. S. Verma as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5: Appointment of M/s. S. R. Batliboi &              ISSUER            YES             FOR                  FOR

Company, Chartered Accountants, Mumbai and M/s. G. D.

 Apte & Company, Chartered Accountants, Mumbai,

jointly as the Auditors of the Company to hold such

office from the conclusion of this meeting, until the

 conclusion of the next AGM, on such remuneration

plus out of pocket expenses, if any, as may be

mutually agreed upon between the Board of Directors

of the Company and the said Auditors

PROPOSAL #6: PLEASE NOTE THAT THIS RESOLUTION IS A            ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: appointment of Mr. S.

Lakshminarayanan as a Director of the Company liable

to retire by rotation

PROPOSAL #7: PLEASE NOTE THAT THIS RESOLUTION IS A            ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: appointment of Mr. R. Sridhar

as the Managing Director of the Company, in

accordance with the provisions of Sections 269, 309,

Schedule XIII and other applicable provisions, if

any, of the Companies Act, 1956, with effect from 15

SEP 2010 for a period of 5 years and shall perform

such duties and exercise such powers as may from time

 to time be lawfully entrusted to and conferred upon

him by the Board and he may be paid a remuneration by

 way of salary and other perquisites in accordance

with Schedule XIII of the Companies Act, 1956 as

PROPOSAL #S.8: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: authorize the Board, subject to

 the provisions of the Companies Act, 1956; including

 any statutory modifications or re-enactment thereof,

 the Securities Contract Regulations  Act, 1956 and

the Rules framed there under, Listing Agreement, SEBI

  Delisting of Securities  Guidelines, 2003 and other

 applicable laws, rules and regulations and

guidelines and subject to such other approvals,

permissions, sanctions etc. as may be necessary and

subject to such conditions as may be prescribed by

any authority while granting such approvals,

permissions, sanctions etc. which may be agreed upon

by the Board of Directors  hereinafter referred to as

 the Board which expression shall be deemed to

include any Committee of the Board for the time

being, exercising the powers conferred by the Board

PROPOSAL #CONT: CONTD. to voluntarily delist the                ISSUER             NO              N/A                  N/A

equity shares of the Company from Madras Stock

Exchange Limited, where the equity shares of the

Company are currently listed, at such time as may be

deemed fit by the Board; that the equity shares of

the Company shall continue to be listed on the stock

exchange having nation wide trading terminals viz the

 Bombay Stock Exchange Limited and National Stock

Exchange of India Limited and therefore as per the

said guidelines issued by the Securities and Exchange

 Board of India, CONTD.

PROPOSAL #CONT: CONTD. no exit opportunity need to be        ISSUER             NO              N/A                  N/A

 given to the shareholders of the Company; authorize

the Board of Directors to settle all questions,

difficulties or doubts as may arise, with regard to

voluntary delisting of shares, as it may in its

absolute discretion deem fit; authorize any one of

the Directors to take all necessary steps in this

regard in order to comply with all the legal and

procedural formalities and to do all such acts,

deeds, matters and things as he may in its absolute

discretion deem necessary and expedient to give

effect to the above said resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIG PLC, SHEFFIELD

  TICKER:                  N/A                 CUSIP:   G80797106

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the financial                       ISSUER            YES             FOR                  FOR

statements for the YE 31 DEC 2009 together with the

reports of the Directors and Auditors thereon

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Election of Mr. C.V. Geoghegan as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Election of Mrs. V. Murray as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of Mr. J.C. Nicholls as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Re-elect Mr. M.J. Chivers as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #7: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

to the Company, to hold office until the conclusion

of the next general meeting at which financial

statements are laid before the Company

PROPOSAL #8: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of the Auditors Deloitte LLP

PROPOSAL #9: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

in the Company or grant rights to subscribe for or

convert any security into shares in the Company

PROPOSAL #S.10: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities for cash

PROPOSAL #S.11: Approve to renew the authority for            ISSUER            YES             FOR                  FOR

the Company to purchase its own shares

PROPOSAL #S.12: Grant authority for the adoption of          ISSUER            YES             FOR                  FOR

new Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIKA AG, BAAR

  TICKER:                  N/A                 CUSIP:   H7631K158

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report [including            ISSUER             NO              N/A                  N/A

compensation report], the annual accpounts and the

consolidated accounts 2009

PROPOSAL #2.: Approve the distribution of balance              ISSUER             NO              N/A                  N/A

sheet profit

PROPOSAL #3.: Grant discharge to the Board of                     ISSUER             NO              N/A                  N/A

Directors and amend the Articles of Incorporation

PROPOSAL #4.1: Approve the implementation federal law        ISSUER             NO              N/A                  N/A

 on inter mediated securities

PROPOSAL #4.2: Approve the formal adjustments                      ISSUER             NO              N/A                  N/A

PROPOSAL #5.1.1: Re-elect Dr. Thomas W. Bechtler as a        ISSUER             NO              N/A                  N/A

 Member of the Board of Directors

PROPOSAL #5.1.2: Re-elect Dr. Walter Gruebler as a            ISSUER             NO              N/A                  N/A

Member of the Board of Directors

PROPOSAL #5.1.3: Re-elect Mr. Christoph Tobler as a          ISSUER             NO              N/A                  N/A

Member of the Board of Directors

PROPOSAL #5.2: Election of Dr. Willi K. Leimer as a          ISSUER             NO              N/A                  N/A

Member of the Board of Directors

PROPOSAL #5.3: Election of Ernst and Young AG as the         ISSUER             NO              N/A                  N/A

Auditors and the Group Auditors

PROPOSAL #6.: Varia                                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE AIRPORT TERMINAL SERVICES LTD

  TICKER:                  N/A                 CUSIP:   Y7992U101

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and audited accounts for the YE 31 MAR 2009 and the

Auditors' report thereon

PROPOSAL #2.: Declare a final tax-exempt [one-tier]          ISSUER            YES             FOR                  FOR

dividend of 6 cents per share, for the YE 31 MAR 2009

PROPOSAL #3.: Re-elect Mr. Yeo Chee Tong as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Article 83 of the Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Ng Kee Choe as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation in accordance with Article

83 of the Company's Articles of Association

PROPOSAL #5.: Re-appoint Messrs. Ernst & Young LLP as        ISSUER            YES             FOR                  FOR

 the Auditors of the Company to hold office until the

 next AGM and authorize the Directors to fix their

remuneration

PROPOSAL #6.: Approve the payment of the Directors'          ISSUER            YES             FOR                  FOR

fees of SGD 749,357 for the YE 31 MAR 2009

PROPOSAL #7.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to: i) issue shares in the capital of the Company

[shares] whether by way of rights, bonus or

otherwise; and/or ii) make or grant offers,

agreements or options [collectively, Instruments]

that might or would require shares to be issued,

including but not limited to the creation and issue

of [as well as adjustments to] warrants, debentures

or other instruments convertible into shares, at any

time and upon such terms and conditions and for such

purposes and to such persons as the Directors may in

their absolute discretion deem fit; and

[notwithstanding the authority conferred by this

Resolution may have ceased to be in force] issue

shares in pursuance of any Instrument made or granted

 by the Directors while this Resolution was in force,

 the aggregate number of shares to be issued pursuant

 to this Resolution [including shares to be issued in

 pursuance of Instruments made or granted pursuant to

 this Resolution] does not exceed 50% of the total

number of issued shares [excluding treasury shares]

in the capital of the Company [as calculated in

accordance with this  resolution below], of which the

 aggregate number of shares to be issued other than

on a pro rata basis to shareholders of the Company

[including shares to be issued in pursuance of

Instruments made or granted pursuant to this

Resolution] does not exceed 10% of the total number

of issued shares [excluding treasury shares] in the

capital of the Company [as calculated in accordance

with this resolution below]; [subject to such manner

of calculation as may be prescribed by the Singapore

Exchange Securities Trading Limited [SGX-ST]] for the

 purpose of determining the aggregate number of

shares that may be issued under this resolution

above, the percentage of issued shares shall be based

 on the total number of issued shares [excluding

treasury shares] in the capital of the Company at the

 time this Resolution is passed, after adjusting for:

 i) new shares arising from the conversion or

exercise of any convertible securities or employee

share options or vesting of share awards which are

outstanding or subsisting at the time this Resolution

 is passed; and ii) any subsequent bonus issue,

consolidation or subdivision of shares; in exercising

 the authority conferred by this Resolution, the

Company shall comply with the provisions of the

Listing Manual of the SGX-ST for the time being in

force [unless such compliance has been waived by the

SGX-ST] and the Articles of Association for the time

being of the Company; and [Authority expires the

earlier of the conclusion of the next AGM of the

Company or the date by which the next AGM of the

PROPOSAL #8.: Authorize the Directors, to grant                 ISSUER            YES         AGAINST           AGAINST

awards in accordance with the provisions of the SATS

Performance Share Plan [Performance Share Plan]

and/or the SATS Restricted Share Plan [Restricted

Share Plan]; and to allot and issue from time to time

 such number of ordinary shares in the capital of the

 Company as may be required to be issued pursuant to

the exercise of options under the SATS Employee Share

 Option Plan [Share Option Plan] and/or such number

of fully paid shares as may be required to be issued

pursuant to the vesting of awards under the

Performance Share Plan and/or the Restricted Share

Plan [the Share Option Plan, the Performance Share

Plan and the Restricted Share Plan, together the

Share Plans], provided always that the aggregate

number of ordinary shares to be issued pursuant to

the Share Plans shall not exceed 15% of the total

number of issued ordinary shares [excluding treasury

shares] in the capital of the Company from time to

PROPOSAL #9.: Authorize, the Company, its                            ISSUER            YES             FOR                  FOR

subsidiaries and associated Companies that are

entities at risk [as that term is used in Chapter 9],

 or any of them, for the purposes of Chapter 9 of the

 Listing Manual [Chapter 9] of the SGX-ST, to enter

into any of the transactions falling within the types

 of interested person transactions as specified in

the Appendix to the Letter to Shareholders dated 19

JUN 2009 [the Letter to Shareholders] with any party

who is of the class of interested persons as

specified in the Appendix to the Letter to

Shareholders, provided that such transactions are

made on normal commercial terms and in accordance

with the review procedures for such interested person

 transactions; the approval given in this resolution

above [the IPT Mandate]; [Authority expires the

earlier of the conclusion of the next AGM of the

Company or the date by which the next AGM of the

Company is required by law to be held]; and authorize

 the Directors of the Company to complete and do all

such acts and things [including executing all such

documents as may be required] as they may consider

expedient or necessary or in the interests of the

Company to give effect to the IPT Mandate and/or this

PROPOSAL #10.: Transact any other business                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE EXCHANGE LTD

  TICKER:                  N/A                 CUSIP:   Y79946102

  MEETING DATE:      10/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and the audited financial statements for the FYE 30

JUN 2009 and the Auditor's report thereon

PROPOSAL #2.: Declare a one-tier tax exempt final              ISSUER            YES             FOR                  FOR

dividend amounting to 15.5 cents per share for the

FYE 30 JUN 2009

PROPOSAL #3.: Re-appoint Mr. Joseph Yuvaraj Pillay,          ISSUER            YES             FOR                  FOR

pursuant to Section 153(6) of the Companies Act,

Chapter 50 of Singapore, as a Director of the Company

 to hold such office from the date of this AGM until

the next AGM of the Company

PROPOSAL #4.: Re-elect Ms. Euleen Goh as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation under Article 99A of the

Company's Articles of Association [the 'Articles']

PROPOSAL #5.: Re-elect Mr. Ho Tian Yee as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation under Article 99A of the

Company's Articles of Association [the 'Articles']

PROPOSAL #6.: Re-elect Mr. Low Check Kian as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation under Article 99A

of the Company's Articles of Association [the

PROPOSAL #7.: Re-elect Mr. Robert Owen as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation under Article 99A of the

Company's Articles of Association [the 'Articles']

PROPOSAL #8.: Re-elect Mr. Liew Mun Leong as a                   ISSUER            YES             FOR                  FOR

Director, who ceases to hold office under Article 104

 of the Articles

PROPOSAL #9.: Approve to pay the sum of up to SGD              ISSUER            YES             FOR                  FOR

750,000 to Mr. Joseph Yuvaraj Pillay as the

Director's fees, and the provision to him of

transport benefits, including a car and a driver, for

 the FY ending 30 JUN 2010

PROPOSAL #10.: Approve to pay the sum of up to SGD            ISSUER            YES             FOR                  FOR

1,200,000 to all Directors [other than Mr. Joseph

Yuvaraj Pillay] as the Directors' fees for the FY

ending 30 JUN 2010

PROPOSAL #11.: Re-appoint Messrs.                                          ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 and authorize the Directors to fix their remuneration

PROPOSAL #12.: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to issue shares in the capital of the

Company whether by way of rights, bonus or otherwise;

 and/or make or grant offers, agreements or options

[collectively, 'Instruments'] that might or would

require shares to be issued, including but not

limited to the creation and issue of [as well as

adjustments to] warrants, debentures or other

instruments convertible into shares, at any time and

upon such terms and conditions and for such purposes

and to such persons as the Directors may in their

absolute discretion deem fit; and [notwithstanding

the authority conferred by this Resolution may have

ceased to be in force] issue shares in pursuance of

any Instrument made or granted by the Directors while

 this Resolution was in force, provided that: 1] the

aggregate number of shares to be issued pursuant to

this Resolution [including shares to be issued in

pursuance of Instruments made or granted pursuant to

this Resolution] does not exceed 50% of the total

number of issued shares [excluding treasury shares]

in the capital of the Company [as calculated in

accordance with this resolution below], of which the

aggregate number of shares to be issued other than on

 a pro rata basis to shareholders of the Company

[including shares to be issued in pursuance of

Instruments made or granted pursuant to this

Resolution] does not exceed 10% of the total number

of issued shares [excluding treasury shares] in the

capital of the Company [as calculated in accordance

with this resolution below]; 2] [subject to such

manner of calculation as may be prescribed by the

Singapore Exchange Securities Trading Limited (SGX-

ST)] for the purpose of determining the aggregate

number of shares that may be issued under this

resolution above, the percentage of issued shares

shall be based on the total number of issued shares

[excluding treasury shares] in the capital of the

Company at the time this Resolution is passed, after

adjusting for: i) new shares arising from the

conversion or exercise of any convertible securities

or share options or vesting of share awards which are

 outstanding or subsisting at the time this

Resolution is passed; and ii) any subsequent bonus

issue or consolidation or subdivision of shares; 3]

in exercising the authority conferred by this

Resolution, the Company shall comply with the

provisions of the Listing Manual of the SGX-ST for

the time being in force [unless such compliance has

been waived by the Monetary Authority of Singapore]

and the Articles of Association for the time being of

 the Company; and [authority expires the earlier of

the conclusion of the next AGM of the Company or the

date by which the next AGM of the Company is required

PROPOSAL #13.: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to grant awards in accordance with the provisions of

 the SGX Performance Share Plan and to allot and

issue from time to time such number of ordinary

shares in the capital of the Company as may be

required to be issued pursuant to the exercise of

options under the SGX Share Option Plan and/or such

number of fully-paid shares as may be required to be

issued pursuant to the vesting of awards under the

SGX Performance Share Plan, provided that the

aggregate number of new shares to be issued pursuant

to the SGX Share Option Plan and the SGX Performance

Share Plan shall not exceed 10% of the total number

of issued ordinary shares [excluding treasury shares]

 in the capital of the Company from time to time

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE EXCHANGE LTD

  TICKER:                  N/A                 CUSIP:   Y79946102

  MEETING DATE:      10/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 [the Companies Act], to

purchase or otherwise acquire issued ordinary shares

in the capital of the Company [Shares] not exceeding

in aggregate the maximum 10% of the total number of

issued shares, at such price or prices as may be

determined by the Directors from time to time up to

the maximum price i) in the case of a market purchase

 of a share, 105% of the average closing price of the

 shares and ii) in the case of an off-market purchase

 of a share, 110% of the average closing price of the

 shares, whether by way of: i) market purchase(s) on

the Singapore Exchange Securities Trading Limited

[SGX-ST] and/or any other securities exchange on

which the Shares may for the time being be listed and

 quoted [Other Exchange]; and/or; ii) off-market

purchase(s) [if effected otherwise than on the SGX-ST

 or, as the case may be, Other Exchange] in

accordance with any equal access Scheme(s) as may be

determined or formulated by the Directors as they

consider fit, which scheme(s) shall satisfy all the

conditions prescribed by the Companies Act, and

otherwise in accordance with all other laws and

regulations and rules of the SGX-ST or, as the case

may be, Other Exchange as may for the time being be

applicable [the Share Purchase Mandate]; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company is held; and the date by which the

next AGM of the Company is required by Law to be

held]; and authorize the Directors of the Company

and/or any of them to complete and do all such acts

and things [including executing such documents as may

 be required] as they and/or he may consider

expedient or necessary to give effect to the

transactions contemplated and/or authorized by this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINO-FOREST CORPORATION

  TICKER:                  SNOFF             CUSIP:   82934H101

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO ELECT THE PROPOSED NOMINEES SET                ISSUER            YES        WITHHOLD           AGAINST

FORTH IN THE MANAGEMENT INFORMATION CIRCULAR

FURNISHED IN CONNECTION WITH THE MEETING AS DIRECTORS

 OF THE CORPORATION.

PROPOSAL #02: TO APPOINT ERNST & YOUNG LLP AS AUDITOR        ISSUER            YES             FOR                  FOR

 OF THE CORPORATION FOR THE ENSUING YEAR AND TO

AUTHORIZE THE DIRECTORS OF THE CORPORATION TO FIX THE

 REMUNERATION TO BE PAID TO THE AUDITOR.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SMARTRAC N.V., AMSTERDAM

  TICKER:                  N/A                 CUSIP:   N81261104

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Receive the report of the management              ISSUER             NO              N/A                  N/A

Board for the year 2009

PROPOSAL #3: Adopt the 2009 annual accounts                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Grant discharge of the management Board         ISSUER            YES             FOR                  FOR

for its management

PROPOSAL #5: Grant discharge of the supervisory Board        ISSUER            YES             FOR                  FOR

 for its supervision

PROPOSAL #6.a: Approve the discussion of reserve and         ISSUER             NO              N/A                  N/A

dividend policy

PROPOSAL #6.b: Approve the appropriation of the 2009         ISSUER            YES             FOR                  FOR

profits to the reserves

PROPOSAL #7: Corporate governance structure and                 ISSUER             NO              N/A                  N/A

compliance with the Dutch corporate governance code

PROPOSAL #8: Authorize the Management Board to                   ISSUER            YES             FOR                  FOR

repurchase shares

PROPOSAL #9: Appointment of the Auditor for 2010                ISSUER            YES             FOR                  FOR

PROPOSAL #10: Adopt the stock option scheme 2010                ISSUER            YES             FOR                  FOR

PROPOSAL #11: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #12: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SMRT CORPORATION LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y8077D105

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and audited financial statements for the FYE 31 MAR

2009 together with the Auditors' report thereon

PROPOSAL #2.: Declare a final [tax exempt one-tier]          ISSUER            YES             FOR                  FOR

dividend of 6.00 cents per share for the FYE 31 MAR

2009

PROPOSAL #3.: Approve the sum of SGD 527,809 as                 ISSUER            YES             FOR                  FOR

Directors' fees for the FYE 31 MAR 2009 [FY 2008: SGD

 515,530]

PROPOSAL #4.A.1: Re-elect Ms. Saw Phaik Hwa as a                ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 94

of the Company's Articles of Association

PROPOSAL #4.A.2: Re-elect Mr. Ong Ye Kung as a                   ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 94

of the Company's Articles of Association

PROPOSAL #4.A.3: Re-elect Mr. Bob Tan Beng Hai as a          ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 94

of the Company's Articles of Association

PROPOSAL #4.B: Acknowledge the retirement of Mr. Choo        ISSUER            YES             FOR                  FOR

 Chiau Beng who retires in accordance with Article 94

 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Dr. Ho Kim Wai as a Director,         ISSUER            YES             FOR                  FOR

who retires in accordance with Article 100 of the

Company's Articles of Association

PROPOSAL #6.: Re-appoint Messrs KPMG LLP as the                 ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #7.1: Authorize the Directors to allot and          ISSUER            YES             FOR                  FOR

issue shares in the Company [shares] whether by way

of rights, bonus or otherwise; and/or make or grant

offers, agreements or options [collectively,

'Instruments'] that might or would require shares to

be issued, including but not limited to the creation

and issue of [as well as adjustments to] warrants,

debentures or other instruments convertible into

shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may in their absolute discretion

deem fit; and [notwithstanding the authority

conferred by this Resolution may have ceased to be in

 force] issue shares in pursuance of any Instrument

made or granted by the Directors while this

Resolution was in force, provided that: the aggregate

 number of shares to be issued pursuant to this

Resolution [including shares to be issued in

pursuance of Instruments made or granted pursuant to

this Resolution] does not exceed 50% of the total

number of issued shares, excluding treasury shares,

[as calculated in accordance as specified in this

Resolution] but subject to this Resolution, of which

the aggregate number of shares to be issued other

than on a pro rata basis to shareholders of the

Company [including shares to be issued in pursuance

of Instruments made or granted pursuant to this

Resolution] does not exceed 10% of the total number

of issued shares excluding treasury shares of the

Company [as calculated in accordance as specified in

this Resolution]; [subject to such manner of

calculation as may be prescribed by the Singapore

Exchange Securities Trading Limited (SGX-ST)] for the

 purpose of determining the aggregate number of

shares that may be issued under this resolution above

 and below, the percentage of issued shares shall be

based on the Company's total number of issued shares,

 excluding treasury shares, at the time this

Resolution is passed, after adjusting for: new shares

 arising from the conversion or exercise of any

convertible securities or share options or vesting of

 share awards which are outstanding or subsisting at

the time this Resolution is passed; and any

subsequent bonus issue, consolidation or subdivision

of shares; the 50% limit in sub-paragraph (1) above

may be increased to 100% if the Company undertakes

pro-rata renounceable rights issues; in exercising

the authority conferred by this Resolution, the

Company shall comply with the provisions of the

Listing Manual of the SGX-ST for the time being in

force [unless such compliance has been waived by the

SGX-ST] and the Articles of Association for the time

being of the Company; and [Authority at the

conclusion of the next AGM of the Company or the date

PROPOSAL #7.2: Authorize the Directors to: grant                ISSUER            YES         AGAINST           AGAINST

awards in accordance with the provisions of the SMRT

Corporation Restricted Share Plan [SMRT RSP] and/or

the SMRT Corporation Performance Share Plan [SMRT

PSP] [the SMRT RSP and SMRT PSP, together the 'Share

Plans']; and allot and issue from time to time such

number of ordinary shares in the capital of the

Company as may be required to be issued pursuant to

the exercise of the options under the SMRT

Corporation Employee Share Option Plan [SMRT ESOP]

and/or such number of fully paid ordinary shares as

may be required to be issued pursuant to the vesting

of awards under the SMRT RSP and/or SMRT PSP,

provided always that: the aggregate number of

ordinary shares to be issued pursuant to the Share

Plans and the SMRT ESOP shall not exceed 15% of the

total number of issued shares [excluding treasury

shares] of the Company from time to time; and the

aggregate number of ordinary shares to be issued

pursuant to the Share Plans and the SMRT ESOP during

the period commencing from the date of the 10th AGM

of the Company and ending on the date of the next AGM

 of the Company or the date by which the next AGM of

the Company is required by law to be held, whichever

is the earlier, shall not exceed 2% of the total

number of issued shares [excluding treasury shares]

of the Company from time to time

PROPOSAL #8.: Authorize the Company, its subsidiaries        ISSUER            YES             FOR                  FOR

 and associated companies, for the purpose of Chapter

 9 of the Listing Manual of the Singapore Exchange

Securities Trading Limited [SGX-ST] [Chapter 9], that

 are entities at risk [as that term is used in

Chapter 9], or any of them, to enter into any of the

transactions falling within the types of interested

person transactions, particulars of which are as

specified, provided that such transactions are made

on normal commercial terms and in accordance with the

 review procedures for such interested person

transactions; [Authority expires at the conclusion of

 the next AGM of the Company]; and authorize the

Directors of the Company to complete and do all such

acts and things [including executing all such

documents as may be required] as they may consider

expedient or necessary or in the interests of the

Company to give effect to the general mandate and/or

this Resolution

PROPOSAL #9.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 of Singapore [Companies

Act], to purchase or otherwise acquire issued

ordinary shares in the capital of the Company

[Shares] not exceeding in aggregate the Prescribed

Limit, at such price or prices as may be determined

by the Directors of the Company from time to time up

to the Maximum Price, whether by way of: on-market

purchases [each an 'On-Market Purchase'] on the

Singapore Exchange Securities Trading Limited [SGX-

ST]; and/or off-market purchases [each an 'Off-Market

 Purchase'] effected otherwise than on the SGX-ST in

accordance with any equal access scheme(s) as may be

determined or formulated by the Directors of the

Company as they may, in their absolute discretion,

deem fit, which schemes shall satisfy all the

conditions prescribed by the Companies Act, and

otherwise in accordance with all other laws,

regulations and rules of the SGX-ST as may for the

time being be applicable and approved generally and

unconditionally [Share Purchase Mandate]; [Authority

expires at the date on which the next AGM of the

Company is held or the date by which the next AGM of

the Company is required by law to be held; (c) in

this Resolution: 'Prescribed Limit' means the number

of issued Shares representing 10% of the total number

 of issued Shares as at the date of the passing of

this Resolution [excluding any Shares which are held

as treasury shares as at that date]; 'Maximum Price'

in relation to a Share to be purchased or acquired,

means an amount [excluding brokerage, commission,

applicable goods and services tax, stamp duties,

clearance fees and other related expenses] not

exceeding: (i) in the case of an On-Market Purchase,

105% of the Average Closing Price of the Shares; and

(ii) in the case of an Off-Market Purchase, 120% of

the Average Closing Price of the Shares, where:

'Average Closing Price' means the average of the

closing market prices of a Share over the last 5

market days on which transactions in the Shares on

the SGX-ST were recorded immediately preceding the

date of the On-Market Purchase by the Company or, as

the case may be, the date of the making of the offer

for an Off-Market Purchase, and in the case of an On-

Market Purchase, deemed to be adjusted in accordance

with the listing rules of the SGX-ST for any

corporate actions occurring after the relevant 5-day

period; and 'date of the making of the offer' means

the date on which the Company announces its intention

 to make an offer for the Off-Market Purchase of

Shares from shareholders, stating the purchase price

[which shall not be more than the Maximum Price for

an Off-Market Purchase calculated on the foregoing

basis] for each Share and the relevant terms of the

equal access scheme for effecting the Off-Market

Purchase; and (d) authorize the Directors of the

Company to complete and do all such acts and things

[including executing such documents as may be

PROPOSAL #10.: Transact any other business                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOLAR A/S

  TICKER:                  N/A                 CUSIP:   K90472117

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report 2009                       ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Approve that the profit for the year of        ISSUER             NO              N/A                  N/A

 DKK 10.1m is distributed as follows: Dividends: DKK

4.5m, Retained Earnings: DKK 5.6m

PROPOSAL #3.1: Approve the alterations to the                     ISSUER             NO              N/A                  N/A

Company's Articles of Association; amend Articles 4,

6, 8, 9, 11 & 12 as specified

PROPOSAL #3.2: Approve the new overall guidelines for        ISSUER             NO              N/A                  N/A

 incentive programmes for the Solar A/S Executive

Board and SMT [Solar Management Team] prepared under

Section 139 of the Danish Companies Act; this

approval will be added to Article 15 last sub Article

 of the Articles of Association; the new overall

guidelines for incentive programmes detail granting

of share based and non-share based incentive

PROPOSAL #3.3: Authorize the Chairman of the general         ISSUER             NO              N/A                  N/A

meeting to notify the Danish Commerce and Companies

agency of matters adopted at the general meeting and

to make such changes to the adopted matters as

conditioned by the Danish Commerce and Companies

agency in order to make the registration

PROPOSAL #4.: Re-election of Jens Borum, Peter                   ISSUER             NO              N/A                  N/A

Falkenham, Kent Arentoft, Niels Borum, Remy Cramer

and Jens Peter Toft as the Members for the

Supervisory Board

PROPOSAL #5.: Any other business                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SONIC HEALTHCARE LIMITED

  TICKER:                  N/A                 CUSIP:   Q8563C107

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Barry Patterson as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Article 71 of the Company's Constitution

PROPOSAL #2.: Re-elect Mr. Colin Jackson as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires in accordance

with Article 71 of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPEEDY HIRE PLC, NEWTON-LE-WILLOWS MERSEYSIDE

  TICKER:                  N/A                 CUSIP:   G0175D103

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual accounts          ISSUER            YES         AGAINST           AGAINST

of the Company for the FYE 31 MAR 2009 together with

the Directors' and the Auditors' reports

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the FYE 31 MAR 2009

PROPOSAL #3.: Declare a final dividend of 6.4 pence          ISSUER            YES             FOR                  FOR

per share in respect of the YE 31 MAR 2009

PROPOSAL #4.: Re-elect David Wallis as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #5.: Re-elect Steven Corcoran as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #6.: Re-elect Michael McGrath as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #7.: Elect James Morley as a Director of the        ISSUER            YES         AGAINST           AGAINST

 Company

PROPOSAL #8.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES         AGAINST           AGAINST

Auditors and authorize the Directors to fix their

remuneration

PROPOSAL #9.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Approve to disapply the statutory              ISSUER            YES             FOR                  FOR

pre-emption rights

PROPOSAL #S.11: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of its own shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STORE ELECTRONIC SYSTEMS, BEZONS

  TICKER:                  N/A                 CUSIP:   F9089V100

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company's accounts for the        ISSUER            YES             FOR                  FOR

 YE 31 DEC 2009

PROPOSAL #O.2: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

for FY 2009

PROPOSAL #O.3: Approve the agreements regulated by            ISSUER            YES         AGAINST           AGAINST

Articles L.225-38 et seq. of the Code de Commerce

PROPOSAL #O.4: Ratify the co-opting of Mr. Jerome              ISSUER            YES         AGAINST           AGAINST

Kinas as a Director

PROPOSAL #O.5: Ratify the co-opting of Pechel                     ISSUER            YES         AGAINST           AGAINST

Industries Partenaires, represented by Mr. Bertrand

Hainguerlot, as a Director

PROPOSAL #O.6: Approve the allocation of Directors'          ISSUER            YES             FOR                  FOR

attendance fees

PROPOSAL #O.7: Approve the Institution of a share              ISSUER            YES         AGAINST           AGAINST

redemption program

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

increase the authorized capital by issuing, with the

preferential right of subscription for shareholders

maintained, shares, bonds and/or any of a number of

transferable securities

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES         AGAINST           AGAINST

increase the number of shares or other transferable

securities issued with issues made with a

preferential right of subscription pursuant to the

conditions of Article L.225-135-1 of the Code de

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the authorized capital pursuant to the

provisions of Article L.225-209 of the Code de

PROPOSAL #E.11: Approve the capital increase by an            ISSUER            YES             FOR                  FOR

issue of shares, with cancellation of the

preferential right of subscription in favour of

employees who are members of a corporate Personal

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

allocate free shares of the Company to salaried

members of the staff and corporate officers

PROPOSAL #E.13: Grant powers for the legal formalities      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMIDA CORPORATION

  TICKER:                  N/A                 CUSIP:   J76917103

  MEETING DATE:      3/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMITOMO OSAKA CEMENT CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J77734101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SWEDISH MATCH AB, STOCKHOLM

  TICKER:                  N/A                 CUSIP:   W92277115

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting and election of          ISSUER             NO              N/A                  N/A

Sven Unger, Attorney at Law as the Chairman of the

meeting

PROPOSAL #2: Preparation and approve the voting list         ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of one or two persons, to                 ISSUER             NO              N/A                  N/A

verify the minutes

PROPOSAL #4: Determination of whether the meeting has        ISSUER             NO              N/A                  N/A

 been duly convened

PROPOSAL #5: Approve the agenda                                              ISSUER             NO              N/A                  N/A

PROPOSAL #6: Presentation of the annual report and            ISSUER             NO              N/A                  N/A

the Auditors report, the consolidated financial

statements and the Auditors report on the

consolidated financial statements for 2009, the

Auditors statement regarding compliance with the

principles for determination of remuneration to

senior executives as well as the Board of Directors

motion regarding the allocation of profit and

explanatory statements; in connection therewith, the

President's address and the report regarding the work

 of the Board of Directors and the work and function

PROPOSAL #7: Adoption of the income statement and              ISSUER            YES             FOR                  FOR

balance sheet and of the consolidated income

statement, consolidated balance sheet

PROPOSAL #8: Approve, that a dividend be paid to the         ISSUER            YES             FOR                  FOR

Shareholders in the amount of SEK 4.75 per share;

that the remaining profits be carried forward, minus

the funds that may be utilized for a bonus issue,

provided that the 2010 AGM passes a resolution in

accordance with the Board of Directors motion

concerning a reduction of the share capital pursuant

to Item 10 (a), as well as a resolution concerning a

bonus issue in accordance with the Board of Directors

  motion pursuant to Item 10 (b); the proposed record

 date for entitlement to receive a cash dividend is

30 APR 2010, the dividend is expected to be paid

through Euro clear Sweden AB, on 05 MAY 2010

PROPOSAL #9: Grant discharge from liability for the          ISSUER            YES             FOR                  FOR

Board Members and the President

PROPOSAL #10.a: Approve, a reduction in the Company's        ISSUER            YES             FOR                  FOR

 share capital of SEK 31,037,085.04 by means of the

withdrawal of 20,000,000 shares in the Company; the

shares in the Company proposed for withdrawal have

been repurchased by the Company in accordance with

the authorization granted by the General Meeting of

the Company; that the reduced amount be allocated to

a fund for use in repurchasing the Company's own

PROPOSAL #10.b: Approve, provided that the Meeting            ISSUER            YES             FOR                  FOR

passes a resolution in accordance with the Board'S

motion under item 10 a) above, an increase in the

Company's share capital of SEK 31,037,085.04 through

a transfer from non-restricted shareholders equity to

 the share capital [bonus issue], the share capital

shall be increased without issuing new shares

PROPOSAL #11: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

decide on the acquisition, on one or more occasions

prior to the next AGM, of a maximum of as many shares

 as may be acquired without the Company's holding at

any time exceeding 10% of all shares in the Company,

the shares shall be acquired on NASDA OMX Stockholm

at a price within the price interval registered at

any given time, i.e. the interval between the highest

 bid price and the lowest selling price, the purpose

of the repurchase is primarily to enable the

Company's capital structure to be adjusted and to

cover the allocation of options as part of the

Company's option program

PROPOSAL #12: Approve the proposes principles for              ISSUER            YES         AGAINST           AGAINST

remuneration and other terms of employment for the

President and other members of the Group Management

whereby remuneration and other items of employment

for the Group management shall correspond to market

practice, in addition to the fixed salary, the

members of the Group management may be entitled to

variable salary, the variable salary may include both

 an annual short term program to be paid out in the

beginning of the subsequent year depending on the

outcome of the program, and a long term program with

a performance period which shall not be shorter than

three years, the variable, salary, shall primarily be

 based on specific, clear, predetermined and

measurable financial or operational criteria and may

include an obligation to purchase and hold shares in

PROPOSAL #13: Approve, that the Meeting resolve that         ISSUER            YES             FOR                  FOR

the Company issue 713,670 call options to execute the

 option program for 2009; that the Company, in a

deviation from the preferential rights of

shareholders, be permitted to transfer of 713,670

shares in the Company at a selling price of SEK

197.45 per share in conjunction with a potential

exercise of the call options; the number of shares

and the selling price of the shares covered by the

transfer resolution in accordance with this item may

be recalculated as a consequence of a bonus issue of

shares, a consolidation or split of shares, a new

share issue, a reduction in the share capital, or

another similar measure

PROPOSAL #14: Approve that the Board of Directors              ISSUER            YES             FOR                  FOR

shall comprise 7 Members elected by the AGM and no

Deputies

PROPOSAL #15: Approve that the fees to the Board of          ISSUER            YES             FOR                  FOR

Directors be paid for the period until the close of

the next AGM: the Chairman shall receive SEK

1,575,000, the Deputy Chairman shall receive SEK

745,000 and the other Board members elected by the

meeting shall each receive SEK 630,000; it is

furthermore proposed that the Board, as remuneration

for committee work carried out, be allotted SEK

230,000 to the Chairman of the Compensation Committee

 and the Audit Committee respectively and SEK 115,000

 respectively to the other members of these

committees, although totaling no more than SEK

920,000; it is proposed that members of the Board

employed by the Swedish Match Group not receive any

PROPOSAL #16: Re-election of Charles A. Blixt, Andrew        ISSUER            YES             FOR                  FOR

 Cripps, Karen Guerra, Ame Jurbrant, Conny Karlsson,

Kersti Strandqvist and Meg Tiveus as the Members of

the Board of Directors and Conny Karlsson as the

Chairman of the Board and Andrew Cripps as the Deputy

 Chairman of the Board

PROPOSAL #17: Approve that the Chairman of the Board         ISSUER            YES             FOR                  FOR

shall be given a mandate to contact the Company's

four largest shareholders and ask them each to

appoint one representative to form the Nominating

Committee, together with the Chairman of the Board,

for the period until a new Nominating Committee has

been appointed in accordance with a mandate from the

next AGM; if any of these shareholders waives its

right to appoint a representative, the next largest

shareholder in terms of the number of votes shall be

asked to appoint a representative; the names of the

members of the Nominating Committee shall be

published no later than six months prior to the 2011

AGM; the four largest shareholders are identified on

the basis of the known numbers of votes in due time

before the date falling six month before the AGM; no

remuneration shall be payable to the members of the

Nominating Committee; any expenses incurred in the

course of the Nominating Committee's work shall be

borne by the Company

PROPOSAL #18: Approve that the meeting should adopt          ISSUER            YES             FOR                  FOR

the Instructions for Swedish Match AB's Nominating

Committee, which are identical to those adopted by

the 2009 AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SWORD GROUP, ST DIDIER AU MONT D'OR

  TICKER:                  N/A                 CUSIP:   F90282108

  MEETING DATE:      7/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint a new Permanent Statutory                 ISSUER            YES             FOR                  FOR

Auditor and a new Temporary Statutory Auditor

PROPOSAL #2.: Grant powers for formalities                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SWORD GROUP, ST DIDIER AU MONT D'OR

  TICKER:                  N/A                 CUSIP:   F90282108

  MEETING DATE:      12/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the headquarters relocation               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Adopt the new Statutes                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Approve the recognition of the final            ISSUER            YES         AGAINST           AGAINST

completion of the headquarters relocation

PROPOSAL #4.: Appoint Mr. Jacques Mottard, Mrs.                 ISSUER            YES         AGAINST           AGAINST

Francoise Fillot, Mr. Heath Davies, Mr. Nicolas

Mottard, Mr. Francois Barbier as the Board Members

PROPOSAL #5.: Appoint  Mazars S.A Company as the               ISSUER            YES         AGAINST           AGAINST

Auditor

PROPOSAL #6.: Powers for formalities                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SWORD GROUP, ST DIDIER AU MONT D'OR

  TICKER:                  N/A                 CUSIP:   F90282108

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company accounts                         ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Approve the consolidated accounts                ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve the agreements regulated under        ISSUER            YES             FOR                  FOR

 Article L. 225-38 of the Code de Commerce

PROPOSAL #O.4: Approve the allocation of the result           ISSUER            YES             FOR                  FOR

PROPOSAL #O.5: Approve the Directors' attendance fees        ISSUER            YES             FOR                  FOR

PROPOSAL #O.6: Approve the renewal of Mr. Jacques              ISSUER            YES         AGAINST           AGAINST

Mottard's and Mr. Nicolas Mottard's as the Directors;

 nomination of Mr. Francois Barbier as a Director

PROPOSAL #O.7: Authorize a new redemption program by         ISSUER            YES             FOR                  FOR

the Company of its own shares

PROPOSAL #O.8: Powers for the required formalities             ISSUER            YES             FOR                  FOR

PROPOSAL #E.9: Amend the Article 13 of the Articles          ISSUER            YES             FOR                  FOR

of Association

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the authorized capital by canceling shares

redeemed under the share redemption program

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the authorized capital by issuing ordinary

shares or any transferable securities giving access

to the capital, with the preferential right of

subscription maintained

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the authorized capital by issuing ordinary

shares or any transferable securities giving access

to the capital, with the preferential right of

subscription cancelled

PROPOSAL #E.13: Approve to increase the number of              ISSUER            YES         AGAINST           AGAINST

shares, stocks or securities to be issued in the

event of a capital increase, with or without a

preferential right of subscription

PROPOSAL #E.14: Grant authority to issue various                ISSUER            YES             FOR                  FOR

classes of shares, stocks or transferable securities

in order to pay for contributions in kind made to the

 Company

PROPOSAL #E.15: Grant authority to decide to increase        ISSUER            YES             FOR                  FOR

 the authorized capital by incorporation of reserves,

 profits or premium

PROPOSAL #E.16: Grant authority to increase the                 ISSUER            YES             FOR                  FOR

authorized capital in favour of the Group's employees

PROPOSAL #E.17: powers for the required formalities           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAKASAGO INTERNATIONAL CORPORATION

  TICKER:                  N/A                 CUSIP:   J80937113

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

PROPOSAL #5: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TATUNG CO LTD

  TICKER:                  N/A                 CUSIP:   Y8548J103

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a.1: The 2009 business operations and the          ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #a.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #a.3: The status of monetary loans,                       ISSUER             NO              N/A                  N/A

endorsement and guarantee of the subsidiary

PROPOSAL #a.4: To cancelled the 2009 convertible                ISSUER             NO              N/A                  N/A

bonds via private placement and the proposal of

capital injection by issuing new shares or preferred

PROPOSAL #b.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #b.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #b.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #b.4: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

reduction to offset deficit

PROPOSAL #b.5: Approve the proposal of issuing                   ISSUER            YES             FOR                  FOR

corporate bonds, capital injection by issuing new

shares or via private placement and participate the

global depositary receipt

PROPOSAL #b.6: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on directors from participation in

competitive business

PROPOSAL #b.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #b.8: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #b.9: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of trading derivatives

PROPOSAL #b.10: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TECHTRONIC INDS LTD

  TICKER:                  N/A                 CUSIP:   Y8563B159

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited statement of                     ISSUER            YES             FOR                  FOR

accounts and the reports of the Directors and the

Auditors of the Company for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of HKD 4.50              ISSUER            YES             FOR                  FOR

cents per share for the YE 31 DEC 2009

PROPOSAL #3.a: Re-elect Dr. Roy Chi Ping Chung JP as         ISSUER            YES             FOR                  FOR

the Group Executive Director

PROPOSAL #3.b: Re-elect Mr. Patrick Kin Wah Chan as          ISSUER            YES             FOR                  FOR

the Group Executive Director

PROPOSAL #3.c: Re-elect Mr. Vincent Ting Kau Cheung          ISSUER            YES             FOR                  FOR

as the Non-Executive Director

PROPOSAL #3.d: Re-elect Mr. Joel Arthur Schleicher as        ISSUER            YES             FOR                  FOR

 an Independent Non-executive Director

PROPOSAL #3.e: Authorize the Directors to fix their          ISSUER            YES             FOR                  FOR

remuneration for the YE 31 DEC 2010

PROPOSAL #4: Re-appoint Deloitte Touche Tohmatsu as          ISSUER            YES             FOR                  FOR

the Auditors of the Company and authorize the

Directors to fix their remuneration

PROPOSAL #5: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors to allot, issue and deal with

additional shares not exceeding (i) in the case of an

 allotment and issue of shares for cash, 10% of the

aggregate nominal amount of the share capital of the

Company in issue at the date of the resolution and

(ii) in the case of an allotment and issue of shares

for a consideration other than cash, 20% of the

aggregate nominal amount of the share capital of the

Company in issue at the date of the resolution  less

any shares allotted and issued pursuant to (i) above

PROPOSAL #6: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors to repurchase shares not exceeding 10%

of the share capital of the Company in issue at the

date of the resolution

PROPOSAL #7: Approve, conditional on the passing of          ISSUER            YES             FOR                  FOR

Resolutions 5 and 6, to grant a general mandate to

the Directors to add the shares repurchased pursuant

to Resolution No. 6 to the amount of issued share

capital of the Company which may be allotted pursuant

 to Resolution No. 5

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TESSENDERLO CHEMIE NV, TESSENDERLO

  TICKER:                  N/A                 CUSIP:   B90519107

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the cancellation of the non-used        ISSUER             NO              N/A                  N/A

 balance of the authorized capital on the day of the

publication of the decision and creation of a new

authorized capital of EUR 40,000,000 for a term of 5

years; amend the Article 7, fourth paragraph of the

Articles of Association, so that the text of the

Article 7 would read as specified; replacement of the

 second, third and fourth paragraph of the Article 8

of the Articles of Association by a new second

paragraph, so that Article 8 of the Articles of

Association would read as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TESSENDERLO CHEMIE NV, TESSENDERLO

  TICKER:                  N/A                 CUSIP:   B90519107

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports of the Board of              ISSUER             NO              N/A                  N/A

Directors and of the statutory Auditor

PROPOSAL #2.: Approve the annual accounts of the year        ISSUER             NO              N/A                  N/A

 2009 as proposed by the Board of Directors, the

proposal of the Board to distribute a gross dividend

of 1,33 EUR per share [net dividend of 1 euro in case

 of 25% Belgian withholding tax]

PROPOSAL #3.1: Grant discharge to the Members of the         ISSUER             NO              N/A                  N/A

Board of Directors by separate vote and in accordance

 with Article 554 of the Belgian Company Code, for

the execution of their mandate during the FYE on 31

DEC 2009

PROPOSAL #3.2: Grant discharge to the Statutory                 ISSUER             NO              N/A                  N/A

Auditor: by separate vote and in accordance with

Article 554 of the Belgian Company Code, for the

execution of his mandate during the FYE on 31 DEC 2009

PROPOSAL #4.1: Approve to renew the mandate of Mr.            ISSUER             NO              N/A                  N/A

Gerard Marchand as a Director for a period of 4

years, his mandate will end after the shareholders'

meeting approving the annual accounts for the FY

closed on 31 DEC 2013

PROPOSAL #4.2: Approve to renew the mandate of Mr.            ISSUER             NO              N/A                  N/A

Michel Nicolas as a Director for a period of 4 years,

 his mandate will end after the shareholders' meeting

 approving the annual accounts for the FY closed on

31 DEC 2013

PROPOSAL #4.3: Approve to renew the mandate of Mr.            ISSUER             NO              N/A                  N/A

Alain Siaens as a Director for a period of 4 years,

his mandate will end after the shareholders' meeting

approving the annual accounts for the FY closed on 31

 DEC 2013

PROPOSAL #5.: Approve to decides to remunerate the            ISSUER             NO              N/A                  N/A

Directors in accordance with the following

remuneration policy : the Non-Executive Directors,

the Chairman of the Board of Directors excepted,

receive a fixed remuneration of 53.679 EUR the

Chairman of the Board of Directors receives a fixed

remuneration of 140.000 EUR, furthermore an

attendance fee amounting to 1.860 EUR is granted per

meeting of the Nomination and Remuneration Committee,

 of the strategic Committee and of the Committee of

Independent Directors created in accordance with

Article 524 of the Belgian Company Code, the

attendance fee for the Audit Committee per meeting

amounts to 3.000 EUR per Director, and 4.500 EUR for

the Director presiding the Audit Committee, the

Executive Director receives, in his capacity of

PROPOSAL #6.: Appoints KPMG Bedrijfsrevisoren BV                ISSUER             NO              N/A                  N/A

CVBA/Reviseurs d'Entreprises SC SCRL [B001] [further

KPMG], Prins Boudewijnlaan 24d, 2550 Kontich, as the

Statutory Auditor for a period of 3 years the mandate

 will expire after the Annual Shareholder's meeting

approving the financial statements for the year 2012,

 KPMG nominates Mr. Ludo Ruysen [IBR/IRE Nr A00949],

partner of KPMG, as the legal representative, the

Audit Fees for the audit of the statutory annual

accounts and consolidated accounts amount to 170.000

EUR for the financial year ending on 31 DEC 2010

these fees are adjusted annually based on the change

in the health-index

PROPOSAL #7.: Approve, in accordance with Article 556        ISSUER             NO              N/A                  N/A

 of the Belgian Company Gode, the general meeting

approves (i) Article 13.3 [prepayment and

cancellation of the loan upon change of Control] of

the Facilities Agreement executed on 26 FEB 2010 for

a maximum amount of 500 million euro between, amongst

 others, Tessenderlo Chemie NV as Company and

Guarantor, Tessenderlo Finance NV and Tessenderlo NL

Holding B.V. as Borrowers, certain subsidiaries of

Tessenderlo Chemie NV as Guarantors, Fortis Bank

NV/SA, ING Bank N.V. and KBC Bank NV as Arrangers,

ING Bank N.V. as Facility Agent and Swingline Agent

and KBC Bank NV as Issuing Bank [the Facilities

Agreement], as well as (ii) each other Article of the

 Facilities Agreement which confers rights to third

parties which can have an influence on the

patrimonium of Tessenderlo Chemie NV, or can create a

 debt or obligation for it, when the exercise of

these rights is dependent on the launching of a

public takeover bid on the shares of Tessenderlo

Chemie NV or of a change of Control over Tessenderlo

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE GO-AHEAD GROUP PLC, NEWCASTLE UPON TYNE

  TICKER:                  N/A                 CUSIP:   G87976109

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to accept the financial                     ISSUER            YES             FOR                  FOR

statements and the statutory reports

PROPOSAL #2.: Approve a final dividend of 55.5 pence         ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #3.: Elect Andrew Allner as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Sir Patrick Brown as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Rupert Pennant-Rea as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint Ernst Young LLP as the                 ISSUER            YES             FOR                  FOR

Auditors of the Company

PROPOSAL #8.: Authorize the Board to fix the                       ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #9.: Grant authority to issue of equity or          ISSUER            YES             FOR                  FOR

equity-linked securities with pre-emptive rights up

to aggregate nominal amount of GBP 1,433,266

PROPOSAL #S.10: Grant authority, subject to the                 ISSUER            YES             FOR                  FOR

passing of Resolution 9, to issue of equity or

equity-linked securities without pre-emptive rights

up to aggregate nominal amount of GBP 214,989

PROPOSAL #S.11: Grant authority to market purchase of        ISSUER            YES             FOR                  FOR

 4,299,799 ordinary shares

PROPOSAL #12.: Authorize the Company and its                       ISSUER            YES             FOR                  FOR

subsidiaries to make EU political donations to

political parties and/or to independent election

candidates, to political organizations other than

political parties and incur EU political expenditure

up to GBP 75,000

PROPOSAL #S.13: Approve that a general meeting of the        ISSUER            YES             FOR                  FOR

 Company, other than an AGM, may be called on not

less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE GO-AHEAD GROUP PLC, NEWCASTLE UPON TYNE

  TICKER:                  N/A                 CUSIP:   G87976109

  MEETING DATE:      2/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve that sanction be given to the            ISSUER            YES             FOR                  FOR

Directors of the Company permitting the aggregate

principal amount at any time outstanding in respect

of all moneys borrowed by the Group  as specified in

the Articles of Association of the Company  the

Articles   to exceed the limit imposed on them by

Article 114 b of the Articles provided that the

sanction given shall not extend to permit the

aggregate principal amount at any time outstanding in

 respect of moneys borrowed by the Group to exceed a

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE TOKYO TOMIN BANK,LIMITED

  TICKER:                  N/A                 CUSIP:   J88505102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Corporate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIPP24 SE, HAMBURG

  TICKER:                  N/A                 CUSIP:   D8401Q106

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 financial

year with the report of the Supervisory Board, the

group financial statements, the group annual report,

and the reports pursuant to Sections 289(4) and

315(4) of the German Commercial Code

PROPOSAL #2.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.: Appointment of Ernst + Young GmbH,                ISSUER            YES             FOR                  FOR

Hamburg as the Auditors for the 2010 FY

PROPOSAL #5.: Authorize to acquire own shares of the         ISSUER            YES             FOR                  FOR

company shall be authorized to acquire own shares of

up to 10% of its share capital, at prices not

deviating more than 20% from the market price, on or

before 08 JUN 2015, the Board of Managing Directors

shall be authorized to dispose of the shares in a

manner other than the stock exchange or a rights

offering if the shares are sold at a price not more

than 5% below their market price, to use the shares

for acquisition purposes or within the scope of the

Company's stock option plans, and to retire the shares

PROPOSAL #6.: Resolution on the revocation of the              ISSUER            YES             FOR                  FOR

existing authorized capital I, the creation of a new

authorized capital 2010/I, and the corresponding

amendment to the Articles of Association, the

existing authorized capital I shall be revoked, the

Board of Managing Directors shall be authorized, with

 the consent of the Supervisory Board, to increase

the share capital by up to EUR 3,992,544 through the

issue of up to 3,992,544 new registered no-par shares

 against contributions in cash or kind, on or before

07 JUN 2015, Shareholders shall be granted

subscription rights except for residual amounts, for

the issue of shares against contributions in kind,

for the granting of such rights to holders of option

or conversion rights, and for a capital increase of

up to 10% of the share capital against contributions

in cash if the shares are issued at a price not

materially below their market price

PROPOSAL #7.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

grant stock options, the creation of a new contingent

 capital 2010/I, and the corresponding amendment to

the articles of association the existing contingent

capital I approved by the shareholders. meeting of 07

 MAY 2005, and created in connection with the

corresponding authorization to issue stock options

shall be reduced to EUR 14,000 the Company shall be

authorized to issue stock options for shares of the

Company to members of the Board of Managing Directors

 and executives of the Company and its affiliates, on

 or before 31 MAY 2015, the Company's share capital

shall be increased accordingly by up to EUR 290,000

through the issue of up to 290,000 new registered no-

par shares, insofar as stock options are exercised

PROPOSAL #8.: Amendment to Section 15 of the Articles        ISSUER            YES             FOR                  FOR

 of Association in connection with the adjustment of

the remuneration for the Supervisory Board each

member of the Supervisory Board shall receive a fixed

 annual remuneration of EUR 24,000 plus a short term

profit related remuneration of up to EUR 18,000 and a

 long term profit-related remuneration of up to EUR

24,000, the Chairman of the Supervisory Board shall

receive three times, and the deputy Chairman one and

a half times, these amounts

PROPOSAL #9.: Amendment to Section 18(2) of the                 ISSUER            YES             FOR                  FOR

Articles in respect of the Chairman of the

shareholders, meeting being authorized to permit the

audiovisual transmission of the shareholders meeting

PROPOSAL #10.: Amendment to Section 19(3) of the                ISSUER            YES             FOR                  FOR

Articles of Association in respect of shareholders

having the right to delegate their voting rights to a

 proxy

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKAI TOKYO FINANCIAL HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J8609T104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve delegation to the board of                ISSUER            YES             FOR                  FOR

directors of the decision on matters concerning the

offering of stock acquisition rights issued as stock

options to directors and employees of the Company and

 Company's subsidiaries

PROPOSAL #6.: Approve Renewal of Countermeasures to          ISSUER            YES         AGAINST           AGAINST

Large-Scale Acquisitions of the Company's Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRANSPACIFIC INDUSTRIES GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q91932105

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive the financial report of the         ISSUER             NO              N/A                  N/A

Company and the reports of the Directors and the

Auditor for the FYE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report as                   ISSUER            YES             FOR                  FOR

specified in the Directors' report for the FYE 30 JUN

 2009

PROPOSAL #3.a: Re-elect Mr. Bruce Brown as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in accordance with

Clause 6.3 of the Constitution

PROPOSAL #3.b: Re-elect Mr. Trevor Coonan as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Clause 6.3 of the Constitution

PROPOSAL #3.c: Elect Mr. Rajiv Ghatalia as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in accordance with

Clause 6.3 of the Constitution

PROPOSAL #3.d: Elect Mr. Gene Tilbrook as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires in accordance with Clause

 6.3 of the Constitution

PROPOSAL #3.e: Elect Mr. Martin Hudson as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires in accordance with Clause

 6.3 of the Constitution

PROPOSAL #4.: Ratify, for the purposes of ASX Listing        ISSUER            YES             FOR                  FOR

 Rule 7.4 and for all other purposes, the issue of

2,229,001 fully paid ordinary shares in the Company

since 31 OCT 2008 and issue of one equity security

issued by the Company on 15 JUL 2009 [which converted

 into an additional 35,818,663 fully paid ordinary

shares on 05 AUG 2009], as specified

PROPOSAL #5.: Approve, for the purposes of item 7 of         ISSUER            YES             FOR                  FOR

Section 611 of the Corporations Act 2001 [Cth] and

for all other purposes, the acquisition by WPX

Holdings B.V. and its associates of up to 71,637,326

fully paid ordinary shares in the Company on

settlement of the warrants issued to WPX Holdings

B.V. on 05 AUG 2009 on the terms of the Equity

PROPOSAL #6.: Appoint Ernst and Young as the Auditor         ISSUER            YES             FOR                  FOR

of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRUSCO NAKAYAMA CORPORATION

  TICKER:                  N/A                 CUSIP:   J92991108

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRYGVESTA A/S

  TICKER:                  N/A                 CUSIP:   K9640A102

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Supervisory            ISSUER             NO              N/A                  N/A

Board on the activities of the Company during the

past FY

PROPOSAL #2.A: Approve the annual report 2009 as                ISSUER             NO              N/A                  N/A

proposed by the Supervisory Board

PROPOSAL #2.B: Grant discharge to the Supervisory              ISSUER             NO              N/A                  N/A

Board and the Executive Management from liability as

proposed by the Supervisory Board

PROPOSAL #2.C: Approve that the remuneration to the          ISSUER             NO              N/A                  N/A

Members of the Supervisory Board for 2010 is fixed at

 DKK 300,000 (basic fee); the Chairman shall receive

a triple basic fee and the Deputy Chairman a double

basic fee; that the Members of the Audit Committee

shall receive a fee of DKK 150,000, and the Chairman

of the Committee shall receive DKK 225,000; that the

Members of the Remuneration Committee shall receive a

 fee of DKK 50,000, and the Chairman of the Committee

 shall receive DKK 75,000 as proposed by the

Supervisory Board

PROPOSAL #3: Approve that the profit for the year,            ISSUER             NO              N/A                  N/A

DKK 2.029 million, is distributed as follows: DKK

15.50 per share of DKK 25 is paid as cash dividends

and the balance is transferred to retained profit

after adjustment for net revaluation according to the

 equity method as proposed by the Supervisory Board

PROPOSAL #4.A: Authorize the Supervisory Board, until        ISSUER             NO              N/A                  N/A

 14 APR 2015, to let the Company acquire treasury

shares within a total nominal value of 10% of the

Company's share capital from time to time, in

accordance with Section 198 of the Danish Companies

Act; the acquisition price for such shares may not

deviate by more than 10% from the price quoted by

NASDAQ OMX Copenhagen at the time of acquisition as

proposed by the Supervisory Board

PROPOSAL #4.B: Approve to renew the authority in                ISSUER             NO              N/A                  N/A

Article 8 to the effect that it is extended from

expiry on 21 SEP 2010 to expiry on 14 APR 2015; at

the same time, the amount is reduced as a consequence

 of the capital reduction carried out in 2009; the

first sentence of this provision will henceforth have

 the specified wording

PROPOSAL #4.C: Approve to renew the authority in                ISSUER             NO              N/A                  N/A

Article 9 to the effect that it is extended from

expiry on 21 SEP 2010 to expiry on 14 APR 2015; at

the same time, the amount is reduced as a consequence

 of the capital reduction carried out in 2009; the

first sentence of this provision will henceforth have

 the specified wording

PROPOSAL #4.D: Approve that the Company changes its          ISSUER             NO              N/A                  N/A

name to Tryg A/S; that, at the same time, TrygVesta

A/S will be changed to be a secondary name; as a

consequence of the new Danish Companies Act, it is no

 longer required that the Company's name is stated in

 brackets after secondary names; and amend Articles 1

 and Article 19, 5th paragraph accordingly

PROPOSAL #4.e.1: Approve the consequential                          ISSUER             NO              N/A                  N/A

amendments, formality amendments and amendments of

terms required as a consequence of the new Danish

PROPOSAL #4.e.2: Approve change to the way of                     ISSUER             NO              N/A                  N/A

convening general meetings from one national

newspaper to the Company's website

PROPOSAL #4.f: Approve that the address of the                   ISSUER             NO              N/A                  N/A

Company's Registrar is replaced by the CVR no. of the

 Registrar, and the Registrar's name is changed due

to the Registrar having changed its name

PROPOSAL #4.g: Amend Articles 6 and 7 of the Articles        ISSUER             NO              N/A                  N/A

 of Association, as a consequence of the new name of

VP Securities A/S, to the effect that the words VP

Securities Services are deleted and replaced by a

central securities depository

PROPOSAL #5.1: Election of Mikael Olufsen as a Member        ISSUER             NO              N/A                  N/A

 of the Supervisory Board

PROPOSAL #5.2: Election of Jorn Wendel Andersen as a         ISSUER             NO              N/A                  N/A

Member of the Supervisory Board

PROPOSAL #5.3: Election of John Frederiksen as a                ISSUER             NO              N/A                  N/A

Member of the Supervisory Board

PROPOSAL #5.4: Election of Jesper Hjulmand as a                 ISSUER             NO              N/A                  N/A

Member of the Supervisory Board

PROPOSAL #5.5: Election of Bodil Nyboe Andersen as an        ISSUER             NO              N/A                  N/A

 Independent Member of the Supervisory Board

PROPOSAL #5.6: Election of Paul Bergqvist as an                 ISSUER             NO              N/A                  N/A

Independent Member of the Supervisory Board

PROPOSAL #5.7: Election of Christian Brinch as an              ISSUER             NO              N/A                  N/A

Independent Member of the Supervisory Board

PROPOSAL #5.8: Election of Lene Skole as an                        ISSUER             NO              N/A                  N/A

Independent Member of the Supervisory Board

PROPOSAL #6: Re-appoint Deloitte Statsautoriseret              ISSUER             NO              N/A                  N/A

Revisionsaktieselskab as the Company's Auditor

PROPOSAL #7: Authorize the Chairman of the meeting to        ISSUER             NO              N/A                  N/A

 file the registrable resolutions adopted by the

general meeting with the Danish Commerce and

Companies Agency and to make such amendments to the

documents prepared in connection with these

resolutions as may be required by the Danish Commerce

 and Companies Agency in connection with registration

 of the adopted resolutions

PROPOSAL #8: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TSUMURA & CO.

  TICKER:                  N/A                 CUSIP:   J93407120

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TSURUHA HOLDINGS INC.

  TICKER:                  N/A                 CUSIP:   J9348C105

  MEETING DATE:      8/12/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations, Expand

Business Lines

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TSUTSUMI JEWELRY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J93558104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ULTRA ELECTRONICS HLDGS PLC

  TICKER:                  N/A                 CUSIP:   G9187G103

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's annual accounts            ISSUER            YES             FOR                  FOR

for the FYE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009 for 21.6 per ordinary share

PROPOSAL #3: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

FYE 31 DEC 2009

PROPOSAL #4: Elect Mr. R. Sharma as a Director                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Re-election of Mr. I. Griffiths as a              ISSUER            YES         AGAINST           AGAINST

Director  Member of the Audit, Nominations and

Remunerations Committees

PROPOSAL #6: Re-election of Dr. J. Blogh as a                     ISSUER            YES         AGAINST           AGAINST

Director  Member of the Nomination Committee

PROPOSAL #7: Re-appointment of Deloitte LLP as an              ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #8: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Auditors remuneration

PROPOSAL #9: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Approve to disapply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.12: Approve to permit general meetings to        ISSUER            YES             FOR                  FOR

 be held on 14 days notice

PROPOSAL #S.13: Adopt the New Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNION TOOL CO.

  TICKER:                  N/A                 CUSIP:   J9425L101

  MEETING DATE:      2/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALORA HOLDING AG, BERN

  TICKER:                  N/A                 CUSIP:   H53670198

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Approve the annual report, the                     ISSUER            YES             FOR                  FOR

financial statements of Valora Holding AG and the

consolidated financial statements of the Valora Group

PROPOSAL #1.2: Approve the remuneration report                    ISSUER            YES             FOR                  FOR

PROPOSAL #2: Grant discharge to the Member of the              ISSUER            YES             FOR                  FOR

Board of Directors and of Group Executive Management

from their responsibility of the conduct of business

PROPOSAL #3: Approve that the profit of Valora                   ISSUER            YES             FOR                  FOR

Holding AG available for distribution be appropriated

 as follows: net profit for 2009: CHF 29,076,270;

balance brought forward: CHF 43,128,193; profit

available for distribution by the AGM: CHF

72,204,463; payment of a dividend of CHF 10.00 per

share: 28,000,000; and balance to be carried forward:

PROPOSAL #4.1: Approve the removal of the limitation         ISSUER            YES             FOR                  FOR

on voting rights for individual shareholders set out

in the Articles of Incorporation

PROPOSAL #4.2: Approve that the Articles of                        ISSUER            YES             FOR                  FOR

Incorporation be modified to reflect the provisions

of the new Swiss Federal Law on the Deposit and

Transfer of Book-entry Securities (in German,

Bucheffektengesetz), which came into effect on 01 JAN

 2010, and a system of deferred printing of

securities to be adopted: by the deletion of the

existing Article 4, Paragraph 1, Section a and that

Article 4 shall read as specified; and the current

Article 5 of the Articles of Incorporation be

replaced in its entirety by the specified new version

PROPOSAL #5.1: Re-elect Rolando Benedick as a Member         ISSUER            YES             FOR                  FOR

of the Board of Directors

PROPOSAL #5.2: Re-elect Markus Fiechter as a Member          ISSUER            YES             FOR                  FOR

of the Board of Directors

PROPOSAL #5.3: Re-elect Franz Julen as a Member of            ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #5.4: Re-elect Conrad Loeffel as a Member of        ISSUER            YES             FOR                  FOR

 the Board of Directors

PROPOSAL #5.5: Re-elect Bernhard Heusler as a Member         ISSUER            YES             FOR                  FOR

of the Board of Directors

PROPOSAL #6: Election of Ernst & Young AG to serve as        ISSUER            YES             FOR                  FOR

 Statutory and Group Auditors for the 2010 FY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VANGUARD MARKET LIQUIDITY FUND

  TICKER:                  N/A                 CUSIP:   N/A

  MEETING DATE:      7/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN J. BRENNAN                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES D. ELLIS                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EMERSON U. FULLWOOD                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RAJIV L. GUPTA                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: AMY GUTMANN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOANN HEFFERNAN HEISEN                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: F. WILLIAM MCNABB III                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANDRE F. PEROLD                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALFRED M. RANKIN, JR.                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PETER F. VOLANAKIS                              ISSUER            YES             FOR                  FOR

PROPOSAL #2A: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING REAL ESTATE.

PROPOSAL #2B: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: ISSUING

SENIOR SECURITIES.

PROPOSAL #2C: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: BORROWING

 MONEY.

PROPOSAL #2D: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: MAKING

LOANS.

PROPOSAL #2E: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING COMMODITIES.

PROPOSAL #2F: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

CONCENTRATING INVESTMENTS IN A PARTICULAR INDUSTRY OR

 GROUP OF INDUSTRIES.

PROPOSAL #2G: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

ELIMINATION OF OUTDATED FUNDAMENTAL POLICIES NOT

REQUIRED BY LAW.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WELLSTREAM HLDGS PLC

  TICKER:                  N/A                 CUSIP:   G9529Y101

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's annual accounts            ISSUER            YES             FOR                  FOR

for the FYE 31 DEC 2009, together with the Directors'

 report, the Directors' remuneration report and the

Auditors' report on those accounts and on the

auditable part of the Directors' remuneration report

PROPOSAL #2: Re-appoint Deloitte LLP as Auditors to          ISSUER            YES             FOR                  FOR

hold office from the conclusion of this meeting until

 the conclusion of the next General Meeting of the

Company at which accounts are laid and to authorize

the Directors to fix their remuneration

PROPOSAL #3: Re-elect Sir Graham Hearne CBE as a                ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #4: Re-elect Mr. Francisco Gros as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #5: Re-elect Mr. Pat Murray as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #6: Elect Mr. Alasdair MacDonald as Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #7: Approve the Directors' Remuneration                ISSUER            YES             FOR                  FOR

Report for the FYE 31 DEC 2009

PROPOSAL #8: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009 of 6p per ordinary share payable to

shareholders on the register at the close of business

 on 21 MAY 2010

PROPOSAL #9: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Section 551 of the Companies Act 2006 to

exercise all the powers of the Company to: A) allot

shares  as defined in section 540 of the Companies

Act 2006  in the Company or grant rights to subscribe

 for or to convert any security into shares in the

Company up to an aggregate nominal amount of GBP

332,666.74; and B) allot equity securities  as

defined in section 560 of the Companies Act 2006  up

to an aggregate nominal amount of GBP 665,333.48

such amount to be reduced by the aggregate nominal

amount of shares allotted or rights to subscribe for

or to convert any security into shares in the Company

 granted under paragraph (A) of this Resolution 9 in

connection with an offer by way of a rights issue :

i  to ordinary Shareholders in proportion  as nearly

as may be practicable  CONTD.

PROPOSAL #CONT: CONTD. to their existing holdings;            ISSUER             NO              N/A                  N/A

and  ii  to holders of other equity securities  as

defined in section 560 1  of the Companies Act 2006

as required by the rights of those securities or,

subject to such rights, as the Directors otherwise

consider necessary, and so that the Directors may

impose any limits or restrictions and make any

arrangements which they consider necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in, or under the laws of, any

territory or any other matter  authority expires at

the end of the Company's next AGM after this

resolution is passed  or, if earlier, until the close

 of business on 30 JUN 2011   but, in each case, so

that the Company may make offers CONTD.

PROPOSAL #CONT: CONTD. and enter into agreements                ISSUER             NO              N/A                  N/A

before the authority expires which would, or might,

require equity securities to be allotted after the

authority expires and the directors may allot shares

or grant such rights under any such offer or

agreement as if the authority had not expired

PROPOSAL #S.10: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company, pursuant to Section 570 of the Companies Act

 2006 to allot equity securities  as defined in

Section 560 of the Companies Act 2006  for cash

pursuant to the authority granted by Resolution 9

and/or where the allotment constitutes an allotment

of equity securities by virtue of Section 560 3  of

the Companies Act 2006, in each case free of the

restriction in Section 561 of the Companies Act 2006,

 such power to be limited: A) to the allotment of

equity securities in connection with an offer of

equity securities  but in the case of an allotment

pursuant to the authority granted by paragraph  B  of

 resolution 9, such power shall be limited to the

allotment of equity securities in connection with an

offer by way of a rights issue only :  i  to ordinary

 shareholders CONTD.

PROPOSAL #CONT: CONTD in proportion  as nearly as may        ISSUER             NO              N/A                  N/A

 be practicable  to their existing holdings; and  ii

 to holders of other equity securities  as defined in

 section 560 1  of the Companies Act 2006 , as

required by the rights of those securities or,

subject to such rights, as the Directors otherwise

consider necessary, and so that the Directors may

impose any limits or restrictions and make any

arrangements which they consider necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in, or under the laws of, any

territory or any other matter; and B) to the

allotment of equity securities pursuant to the

authority granted by paragraph  A  of resolution 9

and / or an allotment which constitutes an allotment

of equity securities by virtue of section 560 3  of

PROPOSAL #CONT: CONTD.  in each case otherwise than          ISSUER             NO              N/A                  N/A

in the circumstances set out in paragraph  A  of this

 resolution 10  up to a nominal amount of GBP

49,900.01; Authority expires until the end of the

Company's next AGM after this resolution is passed

or, if earlier, until the close of business on 30 JUN

 2011   but so that the Company may make offers and

enter into agreements before the power expires which

would, or might, require equity securities to be

allotted after the power expires and the Directors

may allot equity securities under any such offer or

agreement as if the power had not expired

PROPOSAL #S.11: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company, to make one or more market purchases within

the meaning of section 693 4  of the Companies Act

2006  of ordinary shares of GBP 0.01 each in the

capital of the Company  ordinary shares provided

that: a) the maximum aggregate number of ordinary

shares authorized to be purchased is 9,980,002

representing approximately 10 % of the issued

ordinary share capital ; b) the minimum price which

may be paid for an ordinary share is GBP 0.01; c) the

 maximum price which may be paid for an ordinary

share is an amount equal to 105% of the average of

the middle market quotations for an ordinary share as

 derived from The London Stock Exchange Daily

Official List for the five business days immediately

preceding the day on which that ordinary share CONTD..

PROPOSAL #CONT: CONTD. is purchased;  Authority                 ISSUER             NO              N/A                  N/A

expires at the date of the next AGM of the Company

after the passing of this resolution or, if earlier,

30 JUN 2011 ; and the Company may make a contract to

purchase ordinary shares under this authority before

the expiry of the authority which will or may be

executed wholly or partly after the expiry of the

authority, and may make a purchase of ordinary shares

 in pursuance of any such contract

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions formerly

in the Company's Memorandum of Association which, by

virtue of section 28 of the Companies Act 2006, are

treated as provisions of the Company's Articles of

Association; and (b) the Articles of Association

produced to the meeting and initialed by the Chairman

 of the meeting for the purpose of identification be

adopted as the New Articles of the Company in

substitution for, and to the exclusion of, the

existing Articles of Association with effect from the

 conclusion of the AGM

PROPOSAL #S.13: Authorize the general meeting other          ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice provided that the authority expires at

the conclusion of the next AGM of the Company after

the date of passing of the resolution

PROPOSAL #14: Approve, the Well stream Holdings PLC          ISSUER            YES             FOR                  FOR

Share Incentive Plan  SIP , the main features of

which are summarized in the Appendix to this Notice

of AGM and a copy of the rules and trust deed of

which have been produced to the meeting and initialed

 by the Chairman of the meeting for the purposes of

identification, and authorize the Directors to do all

 acts and things which they may consider necessary or

 desirable to carry the same into effect and to make

such changes as they consider appropriate for that

purpose; b) the Company's Board be hereby authorized

to establish future share plans for the benefit of

employees overseas based on the SIP, modified to the

extent necessary or desirable to take account of

overseas tax, securities and exchange control laws

and CONTD..

PROPOSAL #CONT: CONTD. regulations, provided that              ISSUER             NO              N/A                  N/A

such plans must operate within the limits on

individual or overall participation summarized in the

 Appendix to this Notice of AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WILLIAM HILL PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G9645P117

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Directors' report and                   ISSUER            YES             FOR                  FOR

accounts for the fifty-two weeks ended 29 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3: Re-election of David Allvey as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #4: Re-election of Ralph Topping as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5: Election of Neil Cooper as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #6: Re-appointment of Deloitte LLP as the            ISSUER            YES         AGAINST           AGAINST

Auditors of the Company

PROPOSAL #7: Authorize the Directors to determine the        ISSUER            YES         AGAINST           AGAINST

 remuneration of the Auditors

PROPOSAL #8: Authorize the Directors to establish the        ISSUER            YES             FOR                  FOR

 William Hill PLC Performance Share Plan

PROPOSAL #9: Authorize the Directors to establish the        ISSUER            YES             FOR                  FOR

 William Hill PLC Share Incentive Plan

PROPOSAL #10: Authorize the Company or any of its              ISSUER            YES             FOR                  FOR

subsidiaries to make donations to political

organizations and to incur political expenditure

PROPOSAL #11: Approve to renew the Directors'                     ISSUER            YES             FOR                  FOR

authority to allot relevant securities to a maximum

of GBP 46,743,320

PROPOSAL #S.12: Approve to renew the Directors'                 ISSUER            YES             FOR                  FOR

authority under Section 570 of the Companies Act 2006

 to allot equity securities for cash up to a maximum

nominal amount of GBP 3,505,749

PROPOSAL #S.13: Approve to renew the Company's                   ISSUER            YES             FOR                  FOR

authority to make market purchases of ordinary shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WING TAI HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   V97973107

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial        ISSUER            YES             FOR                  FOR

 statements for the FYE 30 JUN 2009 and the reports

of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a first and final tax-exempt            ISSUER            YES             FOR                  FOR

[one-tier] dividend of 3 cents per share and a

special tax-exempt [one-tier] dividend of 1 cent per

share for the FYE 30 JUN 2009

PROPOSAL #3.: Approve the Directors' fees of SGD                ISSUER            YES             FOR                  FOR

405,700 for the FYE 30 JUN 2009

PROPOSAL #4.: Re-elect Mr. Cheng Wai Keung as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 107

of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Boey Tak Hap as a                       ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 107

of the Company's Articles of Association

PROPOSAL #6.: Re-elect Ms. Tan Hwee Bin as a                       ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 117

of the Company's Articles of Association

PROPOSAL #7.: Re-elect Mr. Chng Chee Beow as a                   ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 117

of the Company's Articles of Association

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company and authorize the

Directors to fix their remuneration

PROPOSAL #9.: Re-appoint Mr. Lee Han Yang as a                   ISSUER            YES             FOR                  FOR

Director to hold office until the next AGM pursuant

to Section 153[6] of the Companies Act [Chapter 50]

PROPOSAL #10.: Re-appoint Mr. Lee Kim Wah as a                   ISSUER            YES             FOR                  FOR

Director to hold office until the next AGM pursuant

to Section 153[6] of the Companies Act [Chapter 50]

PROPOSAL #11.: Re-appoint Mr. Phua Bah Lee as a                 ISSUER            YES             FOR                  FOR

Director to hold office until the next AGM pursuant

to Section 153[6] of the Companies Act [Chapter 50]

PROPOSAL #12.: Re-appoint Tan Sri Dato' Mohamed                 ISSUER            YES             FOR                  FOR

Noordin bin Hassan as a Director to hold office until

 the next AGM pursuant to Section 153[6] of the

Companies Act [Chapter 50]

PROPOSAL #13.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 161 of the Companies Act

 [Chapter 50], and the listing rules of the SGX-ST,

to issue: shares in the capital of the Company

[shares]; or convertible securities; or additional

convertible securities issued pursuant to

adjustments; or shares arising from the conversion of

 the securities in above, [whether by way of rights,

bonus or otherwise] at any time and upon such terms

and conditions and for such purposes and to such

persons as the Directors may in their absolute

discretion deem fit [notwithstanding the authority

conferred by this Resolution may have ceased to be in

 force], provided that: the aggregate number of

shares to be issued pursuant to this Resolution

[including shares to be issued in pursuance of

convertible securities made or granted pursuant to

this Resolution] does not in the case of a

renounceable rights issue exceed 100% of the total

number of issued shares [excluding treasury shares]

in the capital of the Company [pursuant to this

Resolution] [Issued Shares]; and in all other cases,

50% of the total number of issued shares provided

that the aggregate number of shares to be issued

other than on a pro rata basis to shareholders of the

 Company does not exceed 20% of the total number of

issued shares; [subject to such manner of calculation

 as may be prescribed by the SGX-ST] for the purpose

of determining the aggregate number of shares that

may be issued above, the percentage of issued shares

shall be based on the total number of issued shares

[excluding treasury shares] in the capital of the

Company at the time this Resolution is passed, after

adjusting for: new shares arising from the conversion

 or exercise of any convertible securities or share

options or vesting of share awards which are

outstanding or subsisting at the time this resolution

 is passed, provided the options or awards were

granted in compliance with the Listing Manual; and

any subsequent bonus issue, consolidation or

subdivision of shares; in exercising the authority

conferred by this resolution, the Company shall

comply with the rules, guidelines and measures issued

 by the SGX-ST for the time being in force [unless

such compliance has been waived by the SGX-ST] and

the Articles of Association for the time being of the

 Company; and [Authority expires the earlier of the

conclusion of the next AGM of the Company or the date

PROPOSAL #14.: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

and pursuant to the share issue mandate in Resolution

 13 above being obtained, to issue new shares other

than on a pro-rata basis to shareholders of the

Company at an issue price per new share which shall

be determined by the Directors in their absolute

discretion provided that such price shall not

represent more than 20% discount to the weighted

average price per share determined in accordance with

 the requirements of the SGX-ST

PROPOSAL #15.: Authorize the Directors to: grant                ISSUER            YES         AGAINST           AGAINST

awards in accordance with the provisions of the Wing

Tai Performance Share Plan [PSP] and Wing Tai

Restricted Share Plan [RSP]; and to allot and issue

from time to time such number of ordinary shares in

the capital of the Company as may be required to be

issued pursuant to the exercise of options under the

Wing Tai Share Option Scheme 2001 and/or such number

of fully paid shares as may be required to be issued

pursuant to the vesting of awards under the PSP

and/or the RSP, provided that the aggregate number of

 new shares to be allotted and issued, and existing

shares which may be delivered [whether such existing

shares are acquired, pursuant to share purchase

mandate or [to the extent permitted by law] held as

treasury shares, or otherwise] in respect of the

above, shall not exceed 10% of the total number of

issued shares [including treasury shares] from time

PROPOSAL #16.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, for the purposes of the Companies Act,

[Chapter 50] of Singapore [the Companies Act], to

purchase or otherwise acquire Shares not exceeding in

 aggregate the maximum limit [as specified], at such

price(s) as may be determined by the Directors from

time to time up to the Maximum Price [as specified],

whether by way of: market purchase(s) [each a Market

Purchase] on the SGX-ST; and/or off-market

purchase(s) [each an Off-Market Purchase] in

accordance with any equal access scheme(s) as may be

determined or formulated by the Directors as they

consider fit, which scheme(s) shall satisfy all the

conditions prescribed by the Companies Act, and

otherwise in accordance with all other laws and

regulations, including but not limited to, the

provisions of the Companies Act and listing rules of

the SGX-ST as may for the time being be applicable,

approve [the Share Purchase Mandate]; the authority

conferred on the Directors pursuant to the Share

Purchase Mandate may be exercised by the Directors at

 any time and from time to time during the period

commencing from the date of the passing of this

Ordinary Resolution and; the date on which the

purchases or acquisitions of Shares by the Company

pursuant to the Share Purchase Mandate are carried

out to the full extent mandated; in this Ordinary

Resolution: Maximum Limit means that number of Shares

 representing 10% of the aggregate issued ordinary

shares of the Company as at the date of the passing

of this Ordinary Resolution or the date of the last

AGM, whichever is the higher, unless the Company has

effected a reduction of the share capital of the

Company in accordance with the applicable provisions

of the Companies Act, at any time during the Relevant

 Period, in which event the issued ordinary shares of

 the Company shall be taken to be the number of the

issued ordinary shares of the Company as altered

[excluding any treasury shares that may be held by

the Company from time to time]; and Maximum Price, in

 relation to a Share to be purchased or acquired,

means the purchase price [excluding brokerage, stamp

duties, commission, applicable goods and services tax

 and other related expenses] which shall not exceed:

in the case of a Market Purchase, 5% above the

average of the closing market prices of the Shares

over the 5 Market Days on which transactions in the

Shares were recorded before the day on which the

Market Purchase was made by the Company and deemed to

 be adjusted for any corporate action that occurs

after the relevant 5 day period; and in the case of

an Off-Market Purchase, 20% above the average of the

closing market prices of the Shares over the 5 Market

 Days on which transactions in the Shares were

recorded before the day on which the Company makes an

 announcement of an offer under the Off-Market

Purchase scheme and deemed to be adjusted for any

corporate action that occurs after the relevant 5 day

 period; and authorize the Directors and/or any of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WIRECARD AG, GRASBRUNN

  TICKER:                  N/A                 CUSIP:   D22359133

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the Group financial

 statements, the Group annual report, and the report

of the Board of Managing Directors

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 13,662,170.02 as follows:

 Payment of a dividend of EUR 0.09 per no-par share

EUR 4,499,887.51 shall be carried forward Ex-dividend

 and payable date: 18 JUN 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Approval of the new Compensation System        ISSUER            YES         AGAINST           AGAINST

 for the Board of Managing Directors

PROPOSAL #6.: Election of Stefan Klestil to the                 ISSUER            YES         AGAINST           AGAINST

Supervisory Board

PROPOSAL #7.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: RP RICHTER GmbH, Munich, and Ernst + Young AG,

PROPOSAL #8.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices not

deviating more than 20% from the market price of the

shares, on or before 16 JUN 2015, the Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than the Stock Exchange

or a rights offering if the shares are used for

mergers and acquisitions or sold at a price not

materially below the market price of the shares, to

use the shares within the scope of the Company's

Stock Option Plan, to use the shares in connection

with securities lending or to satisfy conversion or

options rights, and to retire the shares

PROPOSAL #9.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

implementation of the Shareholder Rights Directive

(ARUG); a) Section 16(2), in respect of the

shareholders meeting being convened at least 30 days

prior to the meeting and the day of the convocation

and the day of the shareholders meeting not being

included in the calculation of the 30 day period; b)

Section 16(4), in respect of notices pursuant to

Section 128(1)2 of the Stock Corporation Act being

transmitted exclusively via electronic means; c)

Section 17(3), in respect of the Board of Managing

Directors being authorized to permit share holders to

 participate in the share holders meeting by the use

of electronic means of communication - Section 17(4),

 in respect of the Board of Managing Directors being

authorized to allow shareholders to exercise their

voting rights in writing or electronically (absentee

voting) - Section 17(5), in respect of the Chairman

of the shareholders meeting being authorized to

permit the audiovisual transmission of the

shareholders meeting; d) Section 17(6) deletion; e)

Section 18(2), in respect of proxy-voting

instructions being issued in textual form and

facilitations regarding the issue of proxies being

publicized in the convocation of the shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOOD GROUP

  TICKER:                  N/A                 CUSIP:   G9745T100

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 of the Company for the YE 31 DEC 2009 together with

the Directors' and the Auditors' reports thereon and

the auditable part of the Directors' remuneration

report

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report prepared by the Remuneration Committee and by

the Board for the YE 31 DEC 2009

PROPOSAL #3: Re-elect Leslie J Thomas as a Director,         ISSUER            YES         AGAINST           AGAINST

who retires by rotation pursuant to Article 79 of the

 Company's Articles of Association

PROPOSAL #4: Re-elect Michael Straughen as a                       ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation pursuant to Article

 79 of the Company's Articles of Association

PROPOSAL #5: Re-elect John C Morgan as a Director,            ISSUER            YES         AGAINST           AGAINST

who retires by rotation pursuant to Article 79 of the

 Company's Articles of Association

PROPOSAL #6: Re-elect Christopher Masters as a                   ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation pursuant to Article

 79 of the Company's Articles of Association

PROPOSAL #7: Re-elect D John Ogren as a Director, who        ISSUER            YES         AGAINST           AGAINST

 retires by rotation pursuant to Article 79 of the

Company's Articles of Association

PROPOSAL #8: Re-elect Ian D Marchant as a Director,          ISSUER            YES         AGAINST           AGAINST

who retires by rotation pursuant to Article 79 of the

 Company's Articles of Association

PROPOSAL #9: Re-elect David K Woodward as a Director,        ISSUER            YES         AGAINST           AGAINST

 who retires by rotation pursuant to Article 79 of

the Company's Articles of Association

PROPOSAL #10: Elect Michel Contie as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #11: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company, to hold office until

the AGM of the Company

PROPOSAL #12: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #13: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to allot shares and grant rights to subscribe for or

to convert any security into shares of the Company:

a) up to an aggregate nominal amount of GBP 5,885,961

  such amount to be reduced by the nominal amount

allotted or granted under  b  in excess of such sum ;

 and b) comprising equity securities  as defined in

Section 560 1 of the Companies Act 2009  the Act   up

 to a nominal amount of GBP 11,771,921  such amount

to be reduced by any allotments or grants made under

 a  above  in connection with any offer by way of

rights issue  i  to ordinary shareholders in

proportion  as nearly as practicable  to their

existing holdings; and  ii  to holders of other

equity securities as required by the rights of those

securities or as the Directors otherwise CONTD

PROPOSAL #CONT: CONTD consider necessary and so that         ISSUER             NO              N/A                  N/A

the Directors may impose any limits or restrictions

and make any arrangements which it considers

necessary or appropriate to deal with treasury

shares, fractional entitlements, record dates or

legal, regulatory or practicable problems in, or

under the laws of, or the requirements of any

relevant regulatory body or stock exchange in, any

territory or any other matter;  Authority expires at

the earlier of the close of business on 30 JUN 2011

and the conclusion of the 2011 AGM ; and the

Directors may allot shares or grant rights to

subscribe for or convert securities into shares in

pursuance of such an offer or enter into an agreement

 as if the authority has not expired and provided

that this authority shall be to the exclusion of and

in substitution for any such earlier authority

PROPOSAL #S.14: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company be deleting all the provisions of the

Company's Memorandum pf Association which, by the

virtue of Section 28 of the Act, are to be treated as

 provisions of the Company's Articles of Association;

 and adopt the Articles of Association produced to

the meeting as the Articles of Association of the

Company in substitution for, and to the exclusion of,

 the existing Articles of Association

PROPOSAL #S.15: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 13 and in substitution of

existing authorities, to allot equity securities  as

defined in the Act  for cash pursuant to the

authority conferred by Resolution 13 and/or to sell

ordinary shares held by the Company as treasury

shares for cash, as if Section 561(1) of the Act did

not apply to any such allotment provided that this

power shall be limited: a) to the allotment of equity

 securities and sale of treasury shares for cash in

connection with an offer of, or invitation to apply

for equity securities  but in the case of the

authority granted in paragraph b of Resolution 13, by

 way of a rights issue only : CONTD

PROPOSAL #0: CONTD i) to ordinary shareholders in              ISSUER             NO              N/A                  N/A

proportion  as nearly as may be practicable  to their

 existing holdings; and ii) to holders of other

equity securities, as required by the rights of those

 securities or, as the Directors otherwise consider

necessary; and so that the Directors may impose any

limits or restrictions and make ant arrangements

which they consider necessary or appropriate to deal

with treasury shares, fractional entitlements, record

 dates, legal, regulatory or practical problems in,

or under the laws of, or the requirements of any

relevant regulatory body or stock exchange in, any

territory or any other matter; and CONTD

PROPOSAL #0: CONTD in case of the authority granted          ISSUER             NO              N/A                  N/A

under paragraph a of resolution 13 and/or in the case

 of any sale of treasury shares for cash, to the

allotments  otherwise than under paragraph a above

of equity securities or sale of treasury shares, up

to an aggregate nominal amount of GBP 882,894;

Authority expires at the earlier of the close of

business on 30 JUN 2011 and the conclusion of the

2011 AGM ; and the Company may before such an expiry

make offers or enter into agreements which would or

might require equity securities to be allotted

and/or sell treasury shares  in pursuance of such

offers or agreements as if the power conferred had

PROPOSAL #S.16: Authorize the Company, in accordance         ISSUER            YES             FOR                  FOR

with Section 701 of the Act, to make market purchases

  Section 693(4)  of up to 53,026,672 ordinary shares

 of 3 1/3p each in the capital of the Company, at a

minimum price of 3 1/3p exclusive of expenses  and a

maximum price which shall be the higher of: an amount

 equal to 105% of the market value for such shares

derived from the London Stock Exchange Daily Official

 List, for the 5 business days preceding the date of

purchase; and the higher of the price of the last

independent trade and the highest current bid on the

London Stock Exchange Official List at the time the

purchase is carried out; CONTD

PROPOSAL #0: CONTD  Authority expires the earlier of         ISSUER             NO              N/A                  N/A

15 months after the passing of this resolution and

the conclusion of the AGM in 2011 ; and the Company,

before the expiry, may make a contract to purchase

ordinary shares which will or may be executed wholly

or partly after such expiry

PROPOSAL #S.17: Approve that the general meeting of          ISSUER            YES             FOR                  FOR

the Company other than an AGM may be called on not

less than 14 clear day's notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WS ATKINS PLC, EPSOM SURREY

  TICKER:                  N/A                 CUSIP:   G9809D108

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report         ISSUER            YES             FOR                  FOR

and accounts for the YE 31 MAR 2009

PROPOSAL #2.: Approve the report on the Directors              ISSUER            YES             FOR                  FOR

remuneration for the YE 31 MAR 2009, in accordance

with Section 241A of the Companies Act 1985 [the 1985

 Act]

PROPOSAL #3.: Declare a final dividend for the YE 31         ISSUER            YES             FOR                  FOR

MAR 2009 of 17.25 pence per ordinary share to paid on

 25 SEP 2009 to shareholders on the register at the

close of business on 14 AUG 2009

PROPOSAL #4.: Re-elect Lord Boyce as a Director of            ISSUER            YES             FOR                  FOR

the Company, who retires under our Articles of

PROPOSAL #5.: Re-elect Mr. Keith Clarke as a Director        ISSUER            YES         AGAINST           AGAINST

 of the Company, who retires under our Articles of

Association

PROPOSAL #6.: Appoint Ms. Joanne Curin as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #7.: Appoint Mr. Heath Drewett as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors and authorize the Director to fix

their remuneration

PROPOSAL #9.: Approve to renew the authority to allot        ISSUER            YES             FOR                  FOR

 shares [Section 80]

PROPOSAL #S.10: Approve to renew the authority to              ISSUER            YES             FOR                  FOR

allot equity securities for cash [Section 89]

PROPOSAL #11.: Approve to increase the Company's                ISSUER            YES             FOR                  FOR

authorized share capital

PROPOSAL #S.12: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #13.: Grant authority to the political                 ISSUER            YES             FOR                  FOR

donations and expenditure under the Act

PROPOSAL #S.14: Approve to allow general meetings              ISSUER            YES             FOR                  FOR

[other than AGMs] to be called on 14 days notice

PROPOSAL #15.: Approve to renew of the Atkins Shares         ISSUER            YES             FOR                  FOR

Incentive Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  XING AG, HAMBURG

  TICKER:                  N/A                 CUSIP:   D9829E105

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) of the German

 Commercial Code

PROPOSAL #2.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: Ernst + Young GmbH, Hamburg

PROPOSAL #5.: Election of Fritz Oidtmann to the                 ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #6.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Board of Managing Directors shall be authorized

to acquire own shares of the Company of up to 10% of

its share capital, at prices not deviating more than

10% from the market price of the shares, on or before

 26 MAY 2015, the Board of Managing Directors shall

be authorized to dispose of the shares in a manner

other than the stock exchange or by way of a rights

offering if the shares are sold at a price not

materially below their market price and to use the

shares for acquisition purposes, within the scope of

the Company's stock option plans, as employee shares,

 or to satisfy conversion or option rights, the Board

 of Managing Directors shall also be authorized to

retire the shares

PROPOSAL #7.: Resolution on the creation of                        ISSUER            YES             FOR                  FOR

authorized capital and the corresponding amendment to

 the Articles of Association, the existing authorized

 capital of up to EUR 1,925,850 approved by the

shareholders, meeting of 03 NOV 2006, and the

existing authorized capital of up to EUR 675,000

approved by the shareholders, meeting of 21 MAY 2008,

 shall be revoked in respect of their unused

portions; the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to increase the share capital by up to EUR

2,636,223 through the issue of up to 2,636,223 new

registered no-par shares against contributions in

cash and/or kind, on or before 26 MAY 2015

(authorized capital 2010), Shareholders shall be

granted subscription rights except for residual

amounts, for the issue of shares against

contributions in kind, for a capital increase of up

to 10% of the share capital against contributions in

cash if the shares are issued at a price not

materially below their market price, and for the

PROPOSAL #8.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

issue stock options, the creation of new contingent

capital, and the corresponding amendment to the

articles of association, revocation of the stock

option plan 2009, reduction of the contingent capital

 2009 to EUR 102,990 the Company shall be authorized

to issue stock options for shares of the Company to

members of the Board of Managing Directors, on or

before 31 MAY 2015 (stock option plan 2010), the

Company's share capital shall be increased

accordingly by up to EUR 94,318 through the issue of

up to 94,318 new registered no-par shares, insofar as

 stock options are exercised (contingent capital 2010)

PROPOSAL #9.: Amendment to the Articles of                          ISSUER            YES             FOR                  FOR

Association in respect of the remuneration for the

Supervisory Board being adjusted from the 2010 FY on,

 each member of the Supervisory shall receive a fixed

 annual remuneration of EUR 40,000 the Chairman of

the Supervisory Board shall receive twice this amount

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YUSHIN PRECISION EQUIPMENT CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J98526106

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZIGNAGO VETRO SPA

  TICKER:                  N/A                 CUSIP:   T9862R107

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement at 31            ISSUER             NO              N/A                  N/A

DEC 2009, the Board of Directors and the Auditors and

 Independent Auditors report, any adjournment thereof

PROPOSAL #2: Approve the share buyback and disposal          ISSUER             NO              N/A                  N/A

revocation of resolution of general meeting held on

29 APR 2009 , any adjournment thereof

PROPOSAL #3: Appointment of the Board of Directors            ISSUER             NO              N/A                  N/A

and approve to determine emolument

PROPOSAL #4: Appointment of the Board of Auditors and        ISSUER             NO              N/A                  N/A

 the Chairman for years

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD WHITEHALL FUNDS

  By:     /s/F. William McNabb III

             (Heidi Stam)

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 31, 2010

      *  By Power of Attorney.  Filed on April 26, 2010, see File Number 33-53683.

                Incorporated by Reference.